UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders

Semi-Annual Report June 30, 2018

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Government Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Table of Contents

Series Fund Overviews and Schedules of Investments:
Growth Stock Portfolio	1
Focused Appreciation Portfolio	4
Large Cap Core Stock Portfolio	6
Large Cap Blend Portfolio	9
Index 500 Stock Portfolio	11
Large Company Value Portfolio	18
Domestic Equity Portfolio	21
Equity Income Portfolio	23
Mid Cap Growth Stock Portfolio	26
Index 400 Stock Portfolio	29
Mid Cap Value Portfolio	35
Small Cap Growth Stock Portfolio	39
Index 600 Stock Portfolio	43
Small Cap Value Portfolio	50
International Growth Portfolio	54
Research International Core Portfolio	58
International Equity Portfolio	62
Emerging Markets Equity Portfolio	66
Government Money Market Portfolio	69
Short-Term Bond Portfolio	73
Select Bond Portfolio	88
Long-Term U.S. Government Bond Portfolio	104
Inflation Protection Portfolio	110
High Yield Bond Portfolio	120
Multi-Sector Bond Portfolio	128
Balanced Portfolio	147
Asset Allocation Portfolio	151
Statements of Assets and Liabilities	156
Statements of Operations	160
Statements of Changes in Net Assets	164
Statement of Cash Flows	171
Financial Highlights	172
Notes to Financial Statements	180
Proxy Voting and Portfolio Holdings	204
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	205

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,102.50	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (16.4%)
Amazon.com, Inc.*	39,690	67,465
Aptiv PLC	96,910	8,880
Chipotle Mexican Grill, Inc.*	16,516	7,124
The Home Depot, Inc.	120,777	23,564
Las Vegas Sands Corp.	192,775	14,720
O’Reilly Automotive, Inc.*	53,980	14,767
PVH Corp.	51,868	7,766
Tesla Motors, Inc.*	33,132	11,363
Wayfair, Inc. - Class A*	96,269	11,433

Total		167,082

Consumer Staples (3.5%)
Costco Wholesale Corp.	53,804	11,244
The Kraft Heinz Co.	99,447	6,247
Monster Beverage Corp.*	90,791	5,202
PepsiCo, Inc.	122,923	13,383

Total		36,076

Energy (1.1%)
Andeavor	81,484	10,689

Total		10,689

Financials (2.9%)
Ameriprise Financial, Inc.	88,654	12,401
The Progressive Corp.	283,706	16,781

Total		29,182

Health Care (15.7%)
ABIOMED, Inc.*	28,011	11,458
Becton Dickinson and Co.	75,193	18,013
Biogen, Inc.*	23,225	6,741
BioMarin Pharmaceutical, Inc.*	61,585	5,801
Boston Scientific Corp.*	508,648	16,633
Edwards Lifesciences Corp.*	72,793	10,597
IDEXX Laboratories, Inc.*	58,664	12,785

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Neurocrine Biosciences, Inc.*	95,294	9,362
UnitedHealth Group, Inc.	123,980	30,417
Vertex Pharmaceuticals, Inc.*	62,557	10,632
WellCare Health Plans, Inc.*	55,707	13,717
Zoetis, Inc.	155,664	13,261

Total		159,417

Industrials (11.8%)
Cintas Corp.	58,460	10,819
CoStar Group, Inc.*	26,423	10,903
Fortive Corp.	197,336	15,217
Honeywell International, Inc.	129,313	18,628
PACCAR, Inc.	160,658	9,954
Quanta Services, Inc.*	226,940	7,580
Raytheon Co.	75,568	14,598
Union Pacific Corp.	137,989	19,550
United Technologies Corp.	102,431	12,807

Total		120,056

Information Technology (41.9%)
Activision Blizzard, Inc.	209,493	15,989
Alphabet, Inc. - Class C*	30,141	33,627
Apple, Inc.	339,393	62,825
Broadcom, Inc.	94,238	22,866
Facebook, Inc. - Class A*	260,676	50,655
FleetCor Technologies, Inc.*	47,728	10,054
Fortinet, Inc.*	124,213	7,755
HubSpot, Inc.*	52,666	6,604
International Business Machines Corp.	139,719	19,519
Microsoft Corp.	494,019	48,715
NVIDIA Corp.	86,447	20,479
Palo Alto Networks, Inc.*	56,869	11,685
PayPal Holdings, Inc.*	208,946	17,399
salesforce.com, Inc.*	128,563	17,536

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
ServiceNow, Inc.*	63,032	10,871
Splunk, Inc.*	75,618	7,494
Square, Inc. - Class A*	145,709	8,981
Teradata Corp.*	193,761	7,779
Texas Instruments, Inc.	127,177	14,021
Twilio, Inc. - Class A*	126,722	7,099
Visa, Inc. - Class A	183,606	24,319

Total		426,272

Materials (2.7%)
Freeport-McMoRan, Inc.	623,890	10,769
Praxair, Inc.	108,430	17,148

Total		27,917

Telecommunication Services (3.0%)
T-Mobile US, Inc.*	200,086	11,955
Verizon Communications, Inc.	366,110	18,419

Total		30,374

Total Common Stocks (Cost: $742,504)		1,007,065

Short-Term Investments (0.9%)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	9,618,356	9,618

Total Short-Term Investments (Cost: $9,618)		9,618

Total Investments (99.9%) (Cost: $752,122)(a)		1,016,683

Other Assets, Less Liabilities (0.1%)		948

Net Assets (100.0%)		1,017,631

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Growth Stock Portfolio

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $752,122 and the net unrealized appreciation of investments based on that cost was $264,561 which is comprised of $272,336 aggregate gross unrealized appreciation and $7,775 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,007,065	$—	$—
Short-Term Investments	9,618	—	—

Total Assets:	$1,016,683	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,035.41	$ 3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$ 3.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.0%)
Amazon.com, Inc.*	42,645	72,488
Starbucks Corp.	444,770	21,727
Yum China Holdings, Inc.	334,790	12,876
Yum! Brands, Inc.	197,471	15,446

Total		122,537

Consumer Staples (13.3%)
The Coca-Cola Co.	529,378	23,218
Colgate-Palmolive Co.	292,238	18,940
Danone SA, ADR	1,766,916	25,762
Monster Beverage Corp.*	579,638	33,213
The Procter & Gamble Co.	298,855	23,329

Total		124,462

Energy (3.0%)
Schlumberger, Ltd.	422,997	28,354

Total		28,354

Financials (5.5%)
American Express Co.	107,277	10,513
FactSet Research Systems, Inc.	77,878	15,428
SEI Investments Co.	404,940	25,317

Total		51,258

Health Care (14.1%)
Amgen, Inc.	88,639	16,362

Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Cerner Corp.*	338,120	20,216
Merck & Co., Inc.	152,612	9,263
Novartis AG, ADR	187,683	14,178
Novo Nordisk A/S, ADR	578,487	26,680
Regeneron Pharmaceuticals, Inc.*	88,196	30,427
Varian Medical Systems, Inc.*	138,563	15,757

Total		132,883

Industrials (6.6%)
Deere & Co.	172,844	24,164
Expeditors International of Washington, Inc.	390,236	28,526
United Parcel Service, Inc. - Class B	86,543	9,193

Total		61,883

Information Technology (43.9%)
Alibaba Group Holding, Ltd., ADR*	333,393	61,854
Alphabet, Inc. - Class A*	25,208	28,465
Alphabet, Inc. - Class C*	25,262	28,184
Autodesk, Inc.*	276,908	36,300
Automatic Data Processing, Inc.	64,057	8,593
Cisco Systems, Inc.	610,959	26,290

Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Facebook, Inc. - Class A*	338,964	65,867
Microsoft Corp.	298,056	29,391
Oracle Corp.	1,005,491	44,302
QUALCOMM, Inc.	456,099	25,596
Visa, Inc. - Class A	431,732	57,183

Total		412,025

Total Common Stocks (Cost: $684,549)		933,402

Short-Term Investments (0.6%)
Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	5,890,474	5,890

Total Short-Term Investments (Cost: $5,890)		5,890

Total Investments (100.0%) (Cost: $690,439)(a)		939,292

Other Assets, Less Liabilities (0.0%)		251

Net Assets (100.0%)		939,543

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $690,439 and the net unrealized appreciation of investments based on that cost was $248,853 which is comprised of $273,082 aggregate gross unrealized appreciation and $24,229 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$933,402	$—	$—
Short-Term Investments	5,890	—	—

Total Assets:	$939,292	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,020.44	$ 2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$ 2.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (99.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.4%)
Amazon.com, Inc.*	12,929	21,977
Charter Communications, Inc. - Class A*	11,707	3,433
Comcast Corp. - Class A	264,323	8,672
Dollar Tree, Inc.*	16,589	1,410
Hilton Worldwide Holdings, Inc.	28,925	2,290
The Interpublic Group of Cos., Inc.	66,335	1,555
Lennar Corp. - Class A	42,807	2,247
Liberty Media Corp. - Liberty Formula One - Class C*	32,370	1,202
McDonald’s Corp.	26,068	4,084
MGM Resorts International	28,651	832
Netflix, Inc.*	10,849	4,247
NIKE, Inc. - Class B	44,779	3,568
Tapestry, Inc.	29,544	1,380
The TJX Cos., Inc.	59,746	5,687
Twenty-First Century Fox, Inc. - Class A	36,853	1,831
Viacom, Inc. - Class B	29,905	902
The Walt Disney Co.	10,060	1,054

Total		66,371

Consumer Staples (7.7%)
Altria Group, Inc.	93,508	5,310
Archer-Daniels-Midland Co.	33,430	1,532
British American Tobacco PLC, ADR	121,635	6,137
The Coca-Cola Co.	118,478	5,196
Constellation Brands, Inc. - Class A	13,636	2,985
Costco Wholesale Corp.	15,582	3,256
Coty, Inc. - Class A	218,924	3,087
Hormel Foods Corp.	32,737	1,218
McCormick & Co., Inc.	13,322	1,547
Monster Beverage Corp.*	55,418	3,175
Philip Morris International, Inc.	14,499	1,171
Sysco Corp.	51,592	3,523
Unilever NV	124,368	6,930

Total		45,067

Energy (5.8%)
Andeavor	15,582	2,044
Baker Hughes	62,582	2,067
BP PLC, ADR	47,161	2,153
Chevron Corp.	72,750	9,198
Concho Resources, Inc.*	10,454	1,446
Encana Corp.	47,838	624
EOG Resources, Inc.	16,839	2,095

Common Stocks (99.3%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Exxon Mobil Corp.	64,933	5,372
Halliburton Co.	59,802	2,695
Marathon Petroleum Corp.	25,990	1,824
Newfield Exploration Co.*	11,271	341
Noble Energy, Inc.	13,478	476
Pioneer Natural Resources Co.	5,703	1,079
TransCanada Corp.	51,721	2,234

Total		33,648

Financials (11.7%)
The Allstate Corp.	7,886	720
American Express Co.	27,486	2,693
American International Group, Inc.	96,675	5,126
Athene Holding, Ltd. - Class A*	50,126	2,197
AXA Equitable Holdings, Inc.*	59,900	1,234
Bank of America Corp.	636,454	17,942
Capital One Financial Corp.	21,914	2,014
The Hartford Financial Services Group, Inc.	35,310	1,805
Host Hotels & Resorts, Inc.	48,702	1,026
KeyCorp	185,372	3,622
Marsh & McLennan Cos., Inc.	47,412	3,886
MetLife, Inc.	58,806	2,564
Northern Trust Corp.	39,527	4,067
Prudential Financial, Inc.	20,029	1,873
Public Storage	11,367	2,579
Raymond James Financial, Inc.	50,719	4,532
Simon Property Group, Inc.	12,290	2,092
TD Ameritrade Holding Corp.	92,948	5,091
Zions Bancorporation	58,810	3,099

Total		68,162

Health Care (14.4%)
Abbott Laboratories	71,388	4,354
Allergan PLC	43,775	7,298
Alnylam Pharmaceuticals, Inc.*	7,069	696
AstraZeneca PLC, ADR	160,812	5,646
Baxter International, Inc.	32,196	2,377
Biogen, Inc.*	2,771	804
Boston Scientific Corp.*	191,710	6,269
Bristol-Myers Squibb Co.	135,290	7,487
Cardinal Health, Inc.	37,780	1,845
Celgene Corp.*	30,882	2,453
Danaher Corp.	34,794	3,434
Eli Lilly & Co.	10,540	899

Common Stocks (99.3%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
HCA Healthcare, Inc.	20,853	2,140
Incyte Corp.*	10,894	730
McKesson Corp.	19,347	2,581
Medtronic PLC	87,909	7,526
Mylan NV*	79,640	2,878
Regeneron Pharmaceuticals, Inc.*	2,562	884
Teva Pharmaceutical Industries, Ltd., ADR	96,631	2,350
Thermo Fisher Scientific, Inc.	25,125	5,204
UnitedHealth Group, Inc.	52,799	12,954
Vertex Pharmaceuticals, Inc.*	18,247	3,101

Total		83,910

Industrials (11.2%)
3M Co.	14,217	2,797
AMETEK, Inc.	16,366	1,181
The Boeing Co.	31,271	10,492
Caterpillar, Inc.	15,589	2,115
Deere & Co.	10,376	1,450
Eaton Corp. PLC	23,280	1,740
Equifax, Inc.	16,670	2,086
FedEx Corp.	6,948	1,578
Fortive Corp.	20,022	1,544
General Electric Co.	227,871	3,101
Harris Corp.	18,223	2,634
IHS Markit, Ltd.*	77,701	4,009
Illinois Tool Works, Inc.	11,492	1,592
J.B. Hunt Transport Services, Inc.	10,842	1,318
Lockheed Martin Corp.	25,855	7,638
Norfolk Southern Corp.	37,769	5,698
Northrop Grumman Corp.	20,843	6,413
Pentair PLC	26,388	1,110
Southwest Airlines Co.	57,128	2,907
Union Pacific Corp.	27,539	3,902

Total		65,305

Information Technology (25.7%)
Accenture PLC - Class A	6,653	1,088
Adobe Systems, Inc.*	13,043	3,180
Advanced Micro Devices, Inc.*	265,847	3,985
Alliance Data Systems Corp.	7,220	1,684
Alphabet, Inc. - Class A*	17,874	20,183
Apple, Inc.	81,185	15,028
ASML Holding NV	2,625	520
Autodesk, Inc.*	10,797	1,415
Broadcom, Inc.	13,473	3,269

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Common Stocks (99.3%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
eBay, Inc.*	85,798	3,111
Facebook, Inc. - Class A*	76,188	14,805
FleetCor Technologies, Inc.*	16,075	3,386
Flex, Ltd.*	298,195	4,208
Global Payments, Inc.	43,276	4,825
GoDaddy, Inc.*	29,194	2,061
Intel Corp.	63,400	3,152
IPG Photonics Corp.*	3,032	669
KLA-Tencor Corp.	11,800	1,210
Marvell Technology Group, Ltd.	50,019	1,072
Microchip Technology, Inc.	19,316	1,757
Micron Technology, Inc.*	56,683	2,973
Microsoft Corp.	155,250	15,309
NVIDIA Corp.	11,735	2,780
PayPal Holdings, Inc.*	48,109	4,006
salesforce.com, Inc.*	51,053	6,964
ServiceNow, Inc.*	20,145	3,474
Spotify Technology SA*	4,781	804
SS&C Technologies Holdings, Inc.	132,934	6,899
Texas Instruments, Inc.	23,608	2,603
Total System Services, Inc.	9,587	810
Visa, Inc. - Class A	66,582	8,819
Workday, Inc. - Class A*	28,824	3,491

Total		149,540

Materials (3.4%)
Alcoa Corp.*	4,353	204
ArcelorMittal	21,938	631
Ball Corp.	43,284	1,539

Common Stocks (99.3%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Celanese Corp. - Class A	26,910	2,989
Crown Holdings, Inc.*	27,718	1,241
DowDuPont, Inc.	79,856	5,264
FMC Corp.	16,409	1,464
International Paper Co.	37,353	1,945
Martin Marietta Materials, Inc.	917	205
Nucor Corp.	3,649	228
PPG Industries, Inc.	17,703	1,836
Praxair, Inc.	10,529	1,665
Southern Copper Corp.	7,939	372
Vulcan Materials Co.	3,377	436

Total		20,019

Real Estate (2.1%)
Alexandria Real Estate Equities, Inc.	20,808	2,625
American Tower Corp.	41,111	5,927
Equinix, Inc.	3,761	1,617
Invitation Homes, Inc.	85,967	1,982

Total		12,151

Telecommunication Services (1.7%)
Verizon Communications, Inc.	196,851	9,904

Total		9,904

Utilities (4.2%)
Edison International	93,826	5,937
Exelon Corp.	77,450	3,299
NextEra Energy, Inc.	27,781	4,640
NRG Energy, Inc.	125,734	3,860
ONEOK, Inc.	21,908	1,530

Common Stocks (99.3%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Sempra Energy	42,453	4,929

Total		24,195

Total Common Stocks (Cost: $537,359)		578,272

Investment Companies (0.5%)
Investment Companies (0.5%)
SPDR S&P 500 ETF Trust	10,778	2,924

Total Investment Companies (Cost: $3,007)		2,924

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	2,943,447	2,943

Total Short-Term Investments (Cost: $2,943)		2,943

Total Investments (100.3%) (Cost: $543,309)(a)		584,139

Other Assets, Less Liabilities (-0.3%)		(1,718)

Net Assets (100.0%)		582,421

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $543,309 and the net unrealized appreciation of investments based on that cost was $40,830 which is comprised of $59,935 aggregate gross unrealized appreciation and $19,105 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$578,272	$—	$—
Investment Companies	2,924	—	—
Short-Term Investments	2,943	—	—

Total Assets:	$584,139	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,019.92	$ 4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$ 4.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Blend Portfolio

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (17.1%)
Dollar General Corp.	81,150	8,001
Omnicom Group, Inc.	62,425	4,761
The TJX Cos., Inc.	96,350	9,171
Twenty-First Century Fox, Inc. - Class B	142,675	7,030

Total		28,963

Consumer Staples (8.5%)
Nestle SA, ADR	64,425	4,988
PepsiCo, Inc.	41,850	4,556
Unilever PLC, ADR	88,475	4,891

Total		14,435

Energy (3.2%)
Schlumberger, Ltd.	79,825	5,351

Total		5,351

Financials (15.2%)
The Bank of New York Mellon Corp.	99,975	5,392
Berkshire Hathaway, Inc. - Class B*	43,950	8,203
JPMorgan Chase & Co.	64,175	6,687
The Progressive Corp.	92,100	5,448

Total		25,730

Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)
Health Care (15.8%)
Aetna, Inc.	19,715	3,618
Cerner Corp.*	84,775	5,069
Quest Diagnostics, Inc.	54,275	5,967
Smith & Nephew PLC, ADR	112,350	4,216
UnitedHealth Group, Inc.	32,205	7,901

Total		26,771

Industrials (14.2%)
Expeditors International of Washington, Inc.	66,675	4,874
Honeywell International, Inc.	50,625	7,293
Masco Corp.	89,800	3,360
PACCAR, Inc.	58,850	3,646
Stanley Black & Decker, Inc.	37,275	4,951

Total		24,124

Information Technology (12.1%)
Accenture PLC - Class A	40,055	6,552
eBay, Inc.*	173,775	6,301
Oracle Corp.	96,950	4,272
TE Connectivity, Ltd.	36,950	3,328

Total		20,453

Common Stocks (91.9%)	Shares/ $ Par	Value $ (000’s)
Materials (3.4%)
Nutrien, Ltd.	104,820	5,700

Total		5,700

Telecommunication Services (2.4%)
CenturyLink, Inc.	219,984	4,100

Total		4,100

Total Common Stocks (Cost: $119,540)		155,627

Short-Term Investments (8.2%)
Money Market Funds (8.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	13,827,180	13,827

Total Short-Term Investments (Cost: $13,827)		13,827

Total Investments (100.1%) (Cost: $133,367)(a)		169,454

Other Assets, Less Liabilities (-0.1%)		(142)

Net Assets (100.0%)		169,312

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $133,367 and the net unrealized appreciation of investments based on that cost was $36,087 which is comprised of $39,450 aggregate gross unrealized appreciation and $3,363 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$155,627	$—	$—
Short-Term Investments	13,827	—	—

Total Assets:	$169,454	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,025.37	$ 1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$ 1.05

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.7%)
Advance Auto Parts, Inc.	10,387	1,410
Amazon.com, Inc.*	56,505	96,047
Aptiv PLC	37,148	3,404
AutoZone, Inc.*	3,741	2,510
Best Buy Co., Inc.	34,410	2,566
Booking Holdings, Inc.*	6,759	13,701
BorgWarner, Inc.	27,709	1,196
CarMax, Inc.*	24,984	1,821
Carnival Corp.	56,959	3,264
CBS Corp. - Class B	47,911	2,694
Charter Communications, Inc. - Class A*	25,987	7,620
Chipotle Mexican Grill, Inc.*	3,432	1,480
Comcast Corp. - Class A	644,297	21,139
D.R. Horton, Inc.	48,187	1,976
Darden Restaurants, Inc.	17,368	1,859
Discovery Communications, Inc. - Class A*	21,895	602
Discovery Communications, Inc. - Class C*	47,927	1,222
DISH Network Corp. - Class A*	32,121	1,080
Dollar General Corp.	35,662	3,516
Dollar Tree, Inc.*	33,360	2,836
Expedia, Inc.	16,958	2,038
Foot Locker, Inc.	16,572	872
Ford Motor Co.	549,159	6,079
The Gap, Inc.	30,444	986
Garmin, Ltd.	15,606	952
General Motors Co.	177,973	7,012
Genuine Parts Co.	20,588	1,890
The Goodyear Tire & Rubber Co.	33,649	784
H&R Block, Inc.	29,351	669
Hanesbrands, Inc.	50,561	1,113
Harley-Davidson, Inc.	23,352	983
Hasbro, Inc.	15,951	1,472
Hilton Worldwide Holdings, Inc.	39,199	3,103
The Home Depot, Inc.	161,845	31,576
The Interpublic Group of Cos., Inc.	54,090	1,268
Kohl’s Corp.	23,604	1,721
L Brands, Inc.	34,031	1,255
Leggett & Platt, Inc.	18,418	822
Lennar Corp. - Class A	38,387	2,015
LKQ Corp.*	43,453	1,386
Lowe’s Companies, Inc.	115,329	11,022
Macy’s, Inc.	42,984	1,609

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Marriott International, Inc. - Class A	41,644	5,272
Mattel, Inc.	48,267	793
McDonald’s Corp.	110,162	17,261
MGM Resorts International	70,307	2,041
Michael Kors Holdings, Ltd.*	21,030	1,401
Mohawk Industries, Inc.*	8,896	1,906
Netflix, Inc.*	60,989	23,873
Newell Brands, Inc.	68,145	1,757
News Corp. - Class A	53,773	833
News Corp. - Class B	17,085	271
NIKE, Inc. - Class B	179,965	14,340
Nordstrom, Inc.	16,480	853
Norwegian Cruise Line Holdings, Ltd.*	29,002	1,370
Omnicom Group, Inc.	31,889	2,432
O’Reilly Automotive, Inc.*	11,492	3,144
PulteGroup, Inc.	36,856	1,060
PVH Corp.	10,811	1,619
Ralph Lauren Corp.	7,811	982
Ross Stores, Inc.	53,123	4,502
Royal Caribbean Cruises, Ltd.	23,767	2,462
Starbucks Corp.	193,617	9,458
Tapestry, Inc.	40,382	1,886
Target Corp.	74,800	5,694
Tiffany & Co.	14,294	1,881
The TJX Cos., Inc.	87,980	8,374
Tractor Supply Co.	17,124	1,310
TripAdvisor, Inc.*	15,035	838
Twenty-First Century Fox, Inc. - Class A	147,884	7,348
Twenty-First Century Fox, Inc. - Class B	61,619	3,036
Ulta Beauty, Inc.*	8,021	1,873
Under Armour, Inc. - Class A*	26,094	587
Under Armour, Inc. - Class C*	26,425	557
VF Corp.	45,935	3,745
Viacom, Inc. - Class B	49,524	1,494
The Walt Disney Co.	208,595	21,863
Whirlpool Corp.	9,053	1,324
Wynn Resorts, Ltd.	11,883	1,988
Yum! Brands, Inc.	45,348	3,547

Total		417,545

Consumer Staples (6.8%)
Altria Group, Inc.	265,544	15,080
Archer-Daniels-Midland Co.	78,455	3,596

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
Brown-Forman Corp. - Class B	36,750	1,801
Campbell Soup Co.	26,995	1,094
Church & Dwight Co., Inc.	34,333	1,825
The Clorox Co.	18,170	2,458
The Coca-Cola Co.	537,322	23,567
Colgate-Palmolive Co.	122,389	7,932
Conagra Brands, Inc.	55,212	1,973
Constellation Brands, Inc. - Class A	23,572	5,159
Costco Wholesale Corp.	61,537	12,860
Coty, Inc. - Class A	66,340	935
The Estee Lauder Cos., Inc. - Class A	31,426	4,484
General Mills, Inc.	83,184	3,682
The Hershey Co.	19,604	1,824
Hormel Foods Corp.	37,890	1,410
The J.M. Smucker Co.	15,938	1,713
Kellogg Co.	35,038	2,448
Kimberly-Clark Corp.	49,012	5,163
The Kraft Heinz Co.	83,816	5,265
The Kroger Co.	114,044	3,245
McCormick & Co., Inc.	17,017	1,976
Molson Coors Brewing Co. - Class B	25,962	1,767
Mondelez International, Inc.	206,956	8,485
Monster Beverage Corp.*	57,631	3,302
PepsiCo, Inc.	198,928	21,657
Philip Morris International, Inc.	218,097	17,609
The Procter & Gamble Co.	352,805	27,540
Sysco Corp.	67,248	4,592
Tyson Foods, Inc. - Class A	41,754	2,875
Walgreens Boots Alliance, Inc.	119,655	7,181
Walmart, Inc.	202,978	17,385

Total		221,883

Energy (6.2%)
Anadarko Petroleum Corp.	72,268	5,294
Andeavor	19,507	2,559
Apache Corp.	53,617	2,507
Baker Hughes	58,423	1,930
Cabot Oil & Gas Corp.	63,345	1,508
Chevron Corp.	268,112	33,897
Cimarex Energy Co.	13,389	1,362
Concho Resources, Inc.*	20,915	2,894
ConocoPhillips	164,163	11,429
Devon Energy Corp.	73,434	3,228
EOG Resources, Inc.	81,216	10,106

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Energy continued
EQT Corp.	35,387	1,953
Exxon Mobil Corp.	594,018	49,143
Halliburton Co.	122,901	5,538
Helmerich & Payne, Inc.	15,277	974
Hess Corp.	36,738	2,457
HollyFrontier Corp.	24,769	1,695
Kinder Morgan, Inc.	266,185	4,703
Marathon Oil Corp.	119,705	2,497
Marathon Petroleum Corp.	64,803	4,546
National Oilwell Varco, Inc.	53,598	2,326
Newfield Exploration Co.*	28,022	848
Noble Energy, Inc.	67,968	2,398
Occidental Petroleum Corp.	107,440	8,991
ONEOK, Inc.	57,675	4,027
Phillips 66	58,884	6,613
Pioneer Natural Resources Co.	23,911	4,525
Schlumberger, Ltd.	194,338	13,026
TechnipFMC PLC	60,893	1,933
Valero Energy Corp.	60,460	6,701
The Williams Companies, Inc.	116,127	3,148

Total		204,756

Financials (13.7%)
Affiliated Managers Group, Inc.	7,621	1,133
AFLAC, Inc.	108,618	4,673
The Allstate Corp.	49,315	4,501
American Express Co.	100,190	9,819
American International Group, Inc.	125,947	6,678
Ameriprise Financial, Inc.	20,290	2,838
Aon PLC	34,306	4,706
Arthur J. Gallagher & Co.	25,573	1,669
Assurant, Inc.	7,393	765
Bank of America Corp.	1,322,996	37,295
The Bank of New York Mellon Corp.	141,800	7,647
BB&T Corp.	109,401	5,518
Berkshire Hathaway, Inc. - Class B*	270,043	50,404
BlackRock, Inc.	17,304	8,635
Brighthouse Financial, Inc.*	17,076	684
Capital One Financial Corp.	68,248	6,272
CBOE Holdings, Inc.	15,783	1,643
The Charles Schwab Corp.	168,472	8,609
Chubb, Ltd.	65,353	8,301
Cincinnati Financial Corp.	20,957	1,401
Citigroup, Inc.	357,762	23,942

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Citizens Financial Group, Inc.	68,008	2,646
CME Group, Inc.	47,774	7,831
Comerica, Inc.	24,123	2,193
Discover Financial Services	48,962	3,447
E*TRADE Financial Corp.*	37,027	2,265
Everest Re Group, Ltd.	5,750	1,325
Fifth Third Bancorp	96,177	2,760
Franklin Resources, Inc.	44,718	1,433
The Goldman Sachs Group, Inc.	49,285	10,871
The Hartford Financial Services Group, Inc.	50,248	2,569
Huntington Bancshares, Inc.	155,033	2,288
Intercontinental Exchange, Inc.	81,267	5,977
Invesco, Ltd.	57,631	1,531
Jefferies Financial Group, Inc.	42,539	967
JPMorgan Chase & Co.	477,699	49,776
KeyCorp	148,953	2,911
Lincoln National Corp.	30,685	1,910
Loews Corp.	36,737	1,774
M&T Bank Corp.	20,377	3,467
Marsh & McLennan Cos., Inc.	71,187	5,835
MetLife, Inc.	142,622	6,218
Moody’s Corp.	23,424	3,995
Morgan Stanley	191,247	9,065
MSCI, Inc.	12,490	2,066
Nasdaq, Inc.	16,398	1,497
Northern Trust Corp.	29,673	3,053
People’s United Financial, Inc.	48,808	883
PNC Financial Services Group, Inc.	65,872	8,899
Principal Financial Group, Inc.	37,368	1,979
The Progressive Corp.	81,709	4,833
Prudential Financial, Inc.	58,927	5,510
Raymond James Financial, Inc.	18,214	1,627
Regions Financial Corp.	157,581	2,802
S&P Global, Inc.	35,258	7,189
State Street Corp.	51,268	4,773
SunTrust Banks, Inc.	65,216	4,306
SVB Financial Group*	7,432	2,146
Synchrony Financial	99,541	3,323
T. Rowe Price Group, Inc.	33,973	3,944
Torchmark Corp.	14,817	1,206
The Travelers Cos., Inc.	37,918	4,639
U.S. Bancorp	218,919	10,950

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Unum Group	31,034	1,148
Wells Fargo & Co.	615,309	34,113
Willis Towers Watson PLC	18,498	2,804
XL Group, Ltd.	36,238	2,028
Zions Bancorporation	27,656	1,457

Total		447,362

Health Care (13.9%)
Abbott Laboratories	245,977	15,002
AbbVie, Inc.	212,626	19,700
ABIOMED, Inc.*	5,928	2,425
Aetna, Inc.	45,893	8,421
Agilent Technologies, Inc.	44,890	2,776
Alexion Pharmaceuticals, Inc.*	31,217	3,876
Align Technology, Inc.*	10,121	3,463
Allergan PLC	47,571	7,931
AmerisourceBergen Corp.	22,821	1,946
Amgen, Inc.	93,442	17,248
Anthem, Inc.	35,805	8,523
Baxter International, Inc.	69,120	5,104
Becton Dickinson and Co.	37,489	8,981
Biogen, Inc.*	29,605	8,592
Boston Scientific Corp.*	193,591	6,330
Bristol-Myers Squibb Co.	229,330	12,691
Cardinal Health, Inc.	43,590	2,128
Celgene Corp.*	99,171	7,876
Centene Corp.*	28,787	3,547
Cerner Corp.*	44,227	2,644
Cigna Corp.	34,131	5,801
The Cooper Cos., Inc.	6,878	1,619
CVS Health Corp.	142,638	9,179
Danaher Corp.	86,250	8,511
DaVita, Inc.*	19,586	1,360
DENTSPLY SIRONA, Inc.	31,910	1,397
Edwards Lifesciences Corp.*	29,573	4,305
Eli Lilly & Co.	134,014	11,435
Envision Healthcare Corp.*	16,995	748
Express Scripts Holding Co.*	78,811	6,085
Gilead Sciences, Inc.	182,430	12,923
HCA Healthcare, Inc.	39,206	4,022
Henry Schein, Inc.*	21,610	1,570
Hologic, Inc.*	38,304	1,523
Humana, Inc.	19,317	5,749
IDEXX Laboratories, Inc.*	12,187	2,656
Illumina, Inc.*	20,624	5,760
Incyte Corp.*	24,684	1,654
Intuitive Surgical, Inc.*	15,896	7,606
IQVIA Holdings, Inc.*	22,596	2,255
Johnson & Johnson	376,313	45,662
Laboratory Corp. of America Holdings*	14,353	2,577
McKesson Corp.	28,348	3,782

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Medtronic PLC	190,000	16,266
Merck & Co., Inc.	377,457	22,912
Mettler-Toledo International, Inc.*	3,563	2,062
Mylan NV*	72,322	2,614
Nektar Therapeutics*	22,605	1,104
PerkinElmer, Inc.	15,522	1,137
Perrigo Co. PLC	18,067	1,317
Pfizer, Inc.	820,710	29,775
Quest Diagnostics, Inc.	19,055	2,095
Regeneron Pharmaceuticals, Inc.*	10,852	3,744
ResMed, Inc.	20,026	2,074
Stryker Corp.	45,092	7,614
Thermo Fisher Scientific, Inc.	56,447	11,692
UnitedHealth Group, Inc.	134,828	33,079
Universal Health Services, Inc. - Class B	12,227	1,363
Varian Medical Systems, Inc.*	12,838	1,460
Vertex Pharmaceuticals, Inc.*	35,753	6,077
Waters Corp.*	10,992	2,128
Zimmer Biomet Holdings, Inc.	28,519	3,178
Zoetis, Inc.	67,888	5,783

Total		454,857

Industrials (9.4%)
3M Co.	83,296	16,386
A.O. Smith Corp.	20,355	1,204
Alaska Air Group, Inc.	17,294	1,044
Allegion PLC	13,323	1,031
American Airlines Group, Inc.	58,458	2,219
AMETEK, Inc.	32,491	2,345
Arconic, Inc.	59,614	1,014
The Boeing Co.	76,833	25,778
C.H. Robinson Worldwide, Inc.	19,535	1,634
Caterpillar, Inc.	83,888	11,381
Cintas Corp.	12,128	2,244
Copart, Inc.*	28,196	1,595
CSX Corp.	122,814	7,833
Cummins, Inc.	21,731	2,890
Deere & Co.	45,498	6,361
Delta Air Lines, Inc.	90,545	4,486
Dover Corp.	21,702	1,589
Eaton Corp. PLC	61,354	4,586
Emerson Electric Co.	88,403	6,112
Equifax, Inc.	16,876	2,111
Expeditors International of Washington, Inc.	24,508	1,791
Fastenal Co.	40,358	1,942

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
FedEx Corp.	34,492	7,832
Flowserve Corp.	18,356	742
Fluor Corp.	19,724	962
Fortive Corp.	43,035	3,318
Fortune Brands Home & Security, Inc.	20,473	1,099
General Dynamics Corp.	38,757	7,225
General Electric Co.	1,218,575	16,585
Harris Corp.	16,658	2,408
Honeywell International, Inc.	104,796	15,096
Huntington Ingalls Industries, Inc.	6,243	1,353
IHS Markit, Ltd.*	49,963	2,578
Illinois Tool Works, Inc.	42,776	5,926
Ingersoll-Rand PLC	34,790	3,122
J.B. Hunt Transport Services, Inc.	12,011	1,460
Jacobs Engineering Group, Inc.	16,910	1,074
Johnson Controls International PLC	129,949	4,347
Kansas City Southern	14,395	1,525
L3 Technologies, Inc.	11,011	2,118
Lockheed Martin Corp.	34,853	10,297
Masco Corp.	43,563	1,630
Nielsen Holdings PLC	46,980	1,453
Norfolk Southern Corp.	39,641	5,981
Northrop Grumman Corp.	24,467	7,528
PACCAR, Inc.	49,360	3,058
Parker Hannifin Corp.	18,654	2,907
Pentair PLC	22,775	958
Quanta Services, Inc.*	20,991	701
Raytheon Co.	40,302	7,786
Republic Services, Inc.	31,286	2,139
Robert Half International, Inc.	17,336	1,129
Rockwell Automation, Inc.	17,619	2,929
Rockwell Collins, Inc.	23,042	3,103
Roper Technologies, Inc.	14,474	3,993
Snap-on, Inc.	7,940	1,276
Southwest Airlines Co.	74,840	3,808
Stanley Black & Decker, Inc.	21,650	2,875
Stericycle, Inc.*	12,007	784
Textron, Inc.	35,923	2,368
TransDigm Group, Inc.	6,841	2,361
Union Pacific Corp.	108,816	15,417
United Continental Holdings, Inc.*	33,066	2,306
United Parcel Service, Inc. - Class B	96,747	10,277
United Rentals, Inc.*	11,729	1,731
United Technologies Corp.	104,393	13,052
Verisk Analytics, Inc.*	21,795	2,346

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
W.W. Grainger, Inc.	7,152	2,206
Waste Management, Inc.	55,811	4,540
Xylem, Inc.	25,243	1,701

Total		308,986

Information Technology (25.6%)
Accenture PLC - Class A	90,227	14,760
Activision Blizzard, Inc.	106,799	8,151
Adobe Systems, Inc.*	69,095	16,846
Advanced Micro Devices, Inc.*	115,601	1,733
Akamai Technologies, Inc.*	23,940	1,753
Alliance Data Systems Corp.	6,762	1,577
Alphabet, Inc. - Class A*	41,902	47,315
Alphabet, Inc. - Class C*	42,594	47,520
Amphenol Corp. - Class A	42,292	3,686
Analog Devices, Inc.	52,038	4,992
ANSYS, Inc.*	11,788	2,053
Apple, Inc.	689,607	127,653
Applied Materials, Inc.	141,431	6,533
Autodesk, Inc.*	30,742	4,030
Automatic Data Processing, Inc.	61,806	8,291
Broadcom, Inc.	56,285	13,657
Broadridge Financial Solutions, Inc.	16,545	1,904
CA, Inc.	43,839	1,563
Cadence Design Systems, Inc.*	39,552	1,713
Cisco Systems, Inc.	659,826	28,392
Citrix Systems, Inc.*	18,064	1,894
Cognizant Technology Solutions Corp. - Class A	82,203	6,493
Corning, Inc.	116,500	3,205
DXC Technology Co.	39,957	3,221
eBay, Inc.*	129,696	4,703
Electronic Arts, Inc.*	43,050	6,071
F5 Networks, Inc.*	8,575	1,479
Facebook, Inc. - Class A*	336,531	65,395
Fidelity National Information Services, Inc.	46,442	4,924
Fiserv, Inc.*	57,445	4,256
FleetCor Technologies, Inc.*	12,454	2,624
FLIR Systems, Inc.	19,251	1,001
Gartner, Inc.*	12,801	1,701
Global Payments, Inc.	22,385	2,496
Hewlett Packard Enterprise Co.	214,242	3,130
HP, Inc.	230,288	5,225
Intel Corp.	653,810	32,501
International Business Machines Corp.	119,778	16,733

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Intuit, Inc.	34,200	6,987
IPG Photonics Corp.*	5,273	1,163
Juniper Networks, Inc.	48,988	1,343
KLA-Tencor Corp.	21,869	2,242
Lam Research Corp.	23,016	3,978
Mastercard, Inc. - Class A	128,640	25,280
Microchip Technology, Inc.	32,976	2,999
Micron Technology, Inc.*	162,718	8,533
Microsoft Corp.	1,077,972	106,299
Motorola Solutions, Inc.	22,748	2,647
NetApp, Inc.	37,590	2,952
NVIDIA Corp.	85,164	20,175
Oracle Corp.	418,114	18,422
Paychex, Inc.	44,863	3,067
PayPal Holdings, Inc.*	156,598	13,040
Qorvo, Inc.*	17,747	1,423
QUALCOMM, Inc.	208,015	11,674
Red Hat, Inc.*	24,928	3,350
salesforce.com, Inc.*	98,960	13,498
Seagate Technology PLC	40,275	2,274
Skyworks Solutions, Inc.	25,545	2,469
Symantec Corp.	87,203	1,801
Synopsys, Inc.*	20,907	1,789
Take-Two Interactive Software, Inc.*	16,048	1,900
TE Connectivity, Ltd.	49,125	4,424
Texas Instruments, Inc.	137,345	15,142
Total System Services, Inc.	23,276	1,967
Twitter, Inc.*	91,873	4,012
VeriSign, Inc.*	13,470	1,851
Visa, Inc. - Class A	250,603	33,192
Western Digital Corp.	41,985	3,250
Western Union Co.	64,642	1,314
Xerox Corp.	30,016	721
Xilinx, Inc.	35,553	2,320

Total		838,672

Materials (2.6%)
Air Products and Chemicals, Inc.	30,753	4,789
Albemarle Corp.	15,540	1,466
Avery Dennison Corp.	12,351	1,261
Ball Corp.	48,999	1,742
CF Industries Holdings, Inc.	32,741	1,454
DowDuPont, Inc.	325,612	21,464
Eastman Chemical Co.	20,030	2,002
Ecolab, Inc.	36,432	5,112
FMC Corp.	18,873	1,684
Freeport-McMoRan, Inc.	189,040	3,263

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Materials continued
International Flavors & Fragrances, Inc.	11,075	1,373
International Paper Co.	58,098	3,026
LyondellBasell Industries NV - Class A	45,107	4,955
Martin Marietta Materials, Inc.	8,832	1,972
The Mosaic Co.	49,208	1,380
Newmont Mining Corp.	74,849	2,823
Nucor Corp.	44,630	2,789
Packaging Corp. of America	13,237	1,480
PPG Industries, Inc.	34,981	3,629
Praxair, Inc.	40,319	6,376
Sealed Air Corp.	22,611	960
The Sherwin-Williams Co.	11,550	4,707
Vulcan Materials Co.	18,546	2,394
WestRock Co.	35,981	2,052

Total		84,153

Real Estate (2.8%)
Alexandria Real Estate Equities, Inc.	14,449	1,823
American Tower Corp.	61,966	8,934
Apartment Investment & Management Co. - Class A	22,076	934
AvalonBay Communities, Inc.	19,391	3,333
Boston Properties, Inc.	21,658	2,716
CBRE Group, Inc.*	42,423	2,025
Crown Castle International Corp.	58,201	6,275
Digital Realty Trust, Inc.	28,896	3,224
Duke Realty Corp.	50,093	1,454
Equinix, Inc.	11,148	4,792
Equity Residential	51,662	3,290
Essex Property Trust, Inc.	9,266	2,215
Extra Space Storage, Inc.	17,693	1,766
Federal Realty Investment Trust	10,273	1,300
GGP, Inc.	88,747	1,813
HCP, Inc.	65,914	1,702
Host Hotels & Resorts, Inc.	104,011	2,192
Iron Mountain, Inc.	39,486	1,382
Kimco Realty Corp.	59,614	1,013
The Macerich Co.	15,232	866
Mid-America Apartment Communities, Inc.	15,965	1,607
Prologis, Inc.	74,815	4,915
Public Storage	21,023	4,769
Realty Income Corp.	39,900	2,146
Regency Centers Corp.	20,679	1,284

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
SBA Communications Corp.*	16,161	2,669
Simon Property Group, Inc.	43,450	7,395
SL Green Realty Corp.	12,406	1,247
UDR, Inc.	37,545	1,409
Ventas, Inc.	49,992	2,847
Vornado Realty Trust	24,280	1,795
Welltower, Inc.	52,190	3,272
Weyerhaeuser Co.	106,211	3,873

Total		92,277

Telecommunication Services (2.0%)
AT&T, Inc.	1,011,390	32,476
CenturyLink, Inc.	137,742	2,567
Verizon Communications, Inc.	579,716	29,166

Total		64,209

Utilities (2.9%)
The AES Corp.	92,797	1,244
Alliant Energy Corp.	32,478	1,374
Ameren Corp.	34,185	2,080
American Electric Power Co., Inc.	69,102	4,785
American Water Works Co., Inc.	24,980	2,133
CenterPoint Energy, Inc.	60,537	1,677
CMS Energy Corp.	39,639	1,874
Consolidated Edison, Inc.	43,596	3,400
Dominion Resources, Inc.	91,555	6,242
DTE Energy Co.	25,463	2,639
Duke Energy Corp.	98,353	7,778
Edison International	45,712	2,892
Entergy Corp.	25,370	2,050
Evergy, Inc.	38,052	2,137
Eversource Energy	44,460	2,606
Exelon Corp.	135,445	5,770
FirstEnergy Corp.	62,897	2,259
NextEra Energy, Inc.	66,144	11,048
NiSource, Inc.	47,334	1,244
NRG Energy, Inc.	41,970	1,288
PG&E Corp.	72,456	3,084
Pinnacle West Capital Corp.	15,704	1,265
PPL Corp.	98,080	2,800
Public Service Enterprise Group, Inc.	70,883	3,838
SCANA Corp.	20,011	771
Sempra Energy	37,059	4,303
The Southern Co.	141,934	6,573

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
WEC Energy Group, Inc.	44,271	2,862
Xcel Energy, Inc.	71,394	3,261

Total		95,277

Total Common Stocks (Cost: $1,484,097)		3,229,977

Short-Term Investments (1.3%)
Commercial Paper (1.0%)
Apple, Inc., 0.000%, 9/7/18 144A	3,000,000	2,988
General Mills, Inc., 0.000%, 7/2/18 144A	1,300,000	1,300
General Mills, Inc., 0.000%, 7/23/18 144A	1,600,000	1,597
Mondelez International, Inc., 0.000%, 8/9/18 144A	1,500,000	1,496
Mondelez International, Inc., 0.000%, 8/27/18 144A	1,500,000	1,494
Pfizer, Inc., 0.000%, 8/20/18 144A	3,000,000	2,991
Roche Holdings, Inc., 0.000%, 7/9/18 144A	1,500,000	1,499

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
Roche Holdings, Inc., 0.000%, 7/20/18 144A	1,500,000	1,498
Societe Generale SA, 0.000%, 8/8/18 144A	2,000,000	1,996
Societe Generale SA, 0.000%, 8/29/18 144A	1,000,000	996
United Parcel Service, Inc., 0.000%, 7/2/18 144A	1,000,000	1,000
United Parcel Service, Inc., 0.000%, 7/23/18 144A	2,000,000	1,997
Walgreens Boots Alliance, Inc., 0.000%, 7/12/18 144A	1,500,000	1,499
Walgreens Boots Alliance, Inc., 0.000%, 7/20/18 144A	1,500,000	1,498
Walgreens Boots Alliance, Inc., 0.000%, 8/8/18 144A	1,500,000	1,496
Walmart, Inc., 0.000%, 7/10/18 144A	1,500,000	1,499
Walmart, Inc., 0.000%, 7/16/18 144A	1,500,000	1,499
The Walt Disney Co., 0.000%, 8/27/18 144A	1,500,000	1,495
The Walt Disney Co., 0.000%, 8/28/18 144A	1,500,000	1,495

Total		31,333

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820% #	3,550,310	3,550

Total		3,550

US Government & Agencies (0.2%)
Federal Home Loan Bank, 0.000%, 7/3/18	3,000,000	3,000
Federal Home Loan Bank, 0.000%, 7/5/18	1,500,000	1,500
Federal Home Loan Bank, 0.000%, 10/18/18 (b)	3,000,000	2,982

Total		7,482

Total Short-Term Investments (Cost: $42,369)		42,365

Total Investments (99.9%) (Cost: $1,526,466)(a)		3,272,342

Other Assets, Less Liabilities (0.1%)		4,283

Net Assets (100.0%)		3,276,625

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $31,333 representing 1.0% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,526,466 and the net unrealized appreciation of investments based on that cost was $1,744,896 which is comprised of $1,804,108 aggregate gross unrealized appreciation and $59,212 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 500 Future	Long	USD	$ 16	320	9/18	$43,546	$(980)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$3,229,977	$—	$—
Short-Term Investments	—	—	—
Money Market Funds	3,550	—	—
All Others	—	38,815	—

Total Assets:	$3,233,527	$38,815	$—

Liabilities:
Other Financial Instruments^
Futures	(980)	—	—

Total Liabilities:	$(980)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Large Company Value Portfolio (unaudited)

Sector Allocation 6/30/18
Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$984.93	$ 3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$ 3.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Large Company Value Portfolio

Large Company Value Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (3.9%)
Advance Auto Parts, Inc.	11,500	1,560
AutoZone, Inc.*	1,550	1,040
Carnival Corp.	11,650	668
Honda Motor Co., Ltd., ADR	65,110	1,906
McDonald’s Corp.	7,290	1,142
Target Corp.	14,450	1,100

Total		7,416

Consumer Staples (11.8%)
Conagra Brands, Inc.	54,360	1,942
Kellogg Co.	15,610	1,091
Mondelez International, Inc.	92,700	3,801
PepsiCo, Inc.	22,300	2,428
The Procter & Gamble Co.	74,640	5,826
Sysco Corp.	27,830	1,900
Unilever NV	26,880	1,500
Walgreens Boots Alliance, Inc.	29,890	1,794
Wal-Mart Stores, Inc.	26,580	2,277

Total		22,559

Energy (13.7%)
Anadarko Petroleum Corp.	26,100	1,912
Baker Hughes	64,250	2,122
Chevron Corp.	36,420	4,604
EQT Corp.	30,530	1,685
Noble Energy, Inc.	38,050	1,342
Occidental Petroleum Corp.	11,420	956
Royal Dutch Shell PLC - Class B, ADR	31,540	2,291
Schlumberger, Ltd.	96,850	6,492
Total SA, ADR	78,220	4,737

Total		26,141

Financials (22.4%)
AFLAC, Inc.	43,690	1,880
Ameriprise Financial, Inc.	15,330	2,144
Bank of America Corp.	165,930	4,678
The Bank of New York Mellon Corp.	66,290	3,575
BB&T Corp.	83,640	4,219
Chubb, Ltd.	35,650	4,528
Invesco, Ltd.	135,870	3,609
JPMorgan Chase & Co.	42,480	4,426

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
M&T Bank Corp.	7,160	1,218
MetLife, Inc.	10,180	444
PNC Financial Services Group, Inc.	14,370	1,941
U.S. Bancorp	105,620	5,283
Wells Fargo & Co.	85,590	4,745

Total		42,690

Health Care (18.9%)
Abbott Laboratories	19,100	1,165
Allergan PLC	11,000	1,834
Cigna Corp.	7,180	1,220
HCA Healthcare, Inc.	11,250	1,154
Henry Schein, Inc.*	16,210	1,177
Johnson & Johnson	54,160	6,572
McKesson Corp.	14,340	1,913
Medtronic PLC	64,790	5,547
Merck & Co., Inc.	62,510	3,794
Pfizer, Inc.	167,630	6,082
Roche Holding AG	6,630	1,477
Zimmer Biomet Holdings, Inc.	37,320	4,159

Total		36,094

Industrials (8.5%)
Atlas Copco AB	41,470	1,086
Cummins, Inc.	11,420	1,519
Eaton Corp. PLC	24,490	1,830
General Electric Co.	78,900	1,074
Ingersoll-Rand PLC	10,610	952
Johnson Controls International PLC	110,370	3,692
Siemens AG	14,520	1,920
Southwest Airlines Co.	26,510	1,349
Union Pacific Corp.	9,320	1,320
United Parcel Service, Inc. - Class B	13,180	1,400

Total		16,142

Information Technology (8.4%)
Apple, Inc.	3,560	659
Applied Materials, Inc.	39,950	1,845
Cisco Systems, Inc.	90,460	3,892
Intel Corp.	40,630	2,020
Oracle Corp.	90,100	3,970
QUALCOMM, Inc.	31,680	1,778

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
TE Connectivity, Ltd.	20,150	1,815

Total		15,979

Materials (1.8%)
DowDuPont, Inc.	34,290	2,261
WestRock Co.	21,630	1,233

Total		3,494

Telecommunication Services (3.2%)
Verizon Communications, Inc.	119,000	5,987

Total		5,987

Utilities (2.9%)
Edison International	23,220	1,469
Eversource Energy	28,390	1,664
Xcel Energy, Inc.	53,500	2,444

Total		5,577

Total Common Stocks (Cost: $171,322)		182,079

Investment Companies (2.3%)
Investment Companies (2.3%)
iShares Russell 1000 Value Index Fund	36,890	4,478

Total Investment Companies (Cost: $4,510)		4,478

Short-Term Investments (2.7%)
Commercial Paper (2.7%)
LMA SA / LMA Americas LLC, 0.000%, 7/2/18	5,091,000	5,090

Total Short-Term Investments (Cost: $5,091)		5,090

Total Investments (100.5%) (Cost: $180,923)(a)		191,647

Other Assets, Less Liabilities (-0.5%)		(931)

Net Assets (100.0%)		190,716

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

CHF — Swiss Franc EUR — Euro GBP — British Pound JPY — Japanese Yen SEK — Swedish Krona

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Large Company Value Portfolio

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $180,923 and the net unrealized appreciation of investments based on that cost was $10,731 which is comprised of $16,280 aggregate gross unrealized appreciation and $5,549 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services Inc.	CHF	1,220	1,241	9/18	$—		$(1)	$(1)
Sell	Morgan Stanley Capital Services Inc.	EUR	5,987	7,037	9/18	—		(23)	(23)
Buy	Morgan Stanley Capital Services Inc.	GBP	119	158	9/18	—		—(m )	—(m	)
Sell	Morgan Stanley Capital Services Inc.	GBP	1,618	2,144	9/18	11		—	11
Sell	Morgan Stanley Capital Services Inc.	JPY	178,838	1,625	9/18	13		—	13
Buy	Goldman Sachs International	SEK	294	33	9/18	—(m	)	—	—(m	)
Sell	Goldman Sachs International	SEK	7,877	886	9/18	7		—	7

						$31		$(24)	$7

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$182,079	$—	$—
Investment Companies	4,478	—	—
Short-Term Investments	—	5,090	—
Other Financial Instruments^
Forward Currency Contracts	—	31	—

Total Assets:	$186,557	$5,121	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(24)	—

Total Liabilities:	$—	$(24)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $2,977 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Domestic Equity Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,013.12	$ 2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$ 2.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.7%)
Dollar Tree, Inc.*	257,700	21,905
Lowe’s Companies, Inc.	254,100	24,284

Total		46,189

Consumer Staples (9.3%)
Archer-Daniels-Midland Co.	566,600	25,967
CVS Health Corp.	367,600	23,655
Mondelez International, Inc.	631,500	25,892

Total		75,514

Energy (12.3%)
ConocoPhillips	373,900	26,031
Halliburton Co.	491,900	22,165
Marathon Oil Corp.	1,245,845	25,988
Occidental Petroleum Corp.	314,100	26,284

Total		100,468

Financials (14.8%)
The Allstate Corp.	251,600	22,964
American International Group, Inc.	456,600	24,209
The Bank of New York Mellon Corp.	442,800	23,880
BB&T Corp.	493,500	24,892
Marsh & McLennan Cos., Inc.	301,900	24,747

Total		120,692

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Health Care (21.2%)
Abbott Laboratories	440,500	26,866
Cardinal Health, Inc.	443,500	21,656
Express Scripts Holding Co.*	326,184	25,185
Johnson & Johnson	197,000	23,904
Merck & Co., Inc.	408,800	24,814
Pfizer, Inc.	681,200	24,714
Quest Diagnostics, Inc.	232,000	25,506

Total		172,645

Industrials (9.2%)
Northrop Grumman Corp.	83,200	25,600
Raytheon Co.	126,000	24,341
Waste Management, Inc.	304,600	24,776

Total		74,717

Information Technology (11.6%)
CA, Inc.	661,487	23,582
Cisco Systems, Inc.	568,800	24,475
Intel Corp.	493,000	24,507
Oracle Corp.	495,200	21,819

Total		94,383

Materials (2.9%)
DowDuPont, Inc.	356,267	23,485

Total		23,485

Real Estate (2.9%)
Equity Residential	377,195	24,023

Total		24,023

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Telecommunication Services (5.9%)
AT&T, Inc.	774,500	24,869
Verizon Communications, Inc.	462,600	23,274

Total		48,143

Utilities (2.7%)
Edison International	348,996	22,081

Total		22,081

Total Common Stocks (Cost: $582,244)		802,340

Short-Term Investments (1.7%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	13,656,270	13,656

Total Short-Term Investments (Cost: $13,656)		13,656

Total Investments (100.2%) (Cost: $595,900)(a)		815,996

Other Assets, Less Liabilities (-0.2%)		(1,787)

Net Assets (100.0%)		814,209

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $595,900 and the net unrealized appreciation of investments based on that cost was $220,096 which is comprised of $225,934 aggregate gross unrealized appreciation and $5,838 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$802,340	$—	$—
Short-Term Investments	13,656	—	—

Total Assets:	$815,996	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

Equity Income Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued. The Portfolio may underperform similar funds that invest without an emphasis on dividend-paying stocks. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$995.17	$ 3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$ 3.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.6%)
Adient PLC	71,345	3,510
Comcast Corp. - Class A	230,390	7,559
Kohl’s Corp.	67,900	4,950
L Brands, Inc.	103,900	3,832
Las Vegas Sands Corp.	111,600	8,522
Mattel, Inc.	270,200	4,437
News Corp. - Class A	409,900	6,353
Twenty-First Century Fox, Inc. - Class B	385,800	19,008
The Walt Disney Co.	24,600	2,578

Total		60,749

Consumer Staples (7.5%)
Archer-Daniels-Midland Co.	119,800	5,491
Coty, Inc. - Class A	124,197	1,751
CVS Health Corp.	102,942	6,624
Kellogg Co.	49,200	3,438
Kimberly-Clark Corp.	97,300	10,250
PepsiCo, Inc.	61,600	6,706
Philip Morris International, Inc.	97,500	7,872
Tyson Foods, Inc. - Class A	148,800	10,245
Wal-Mart Stores, Inc.	94,700	8,111

Total		60,488

Energy (10.6%)
Apache Corp.	164,456	7,688
Chevron Corp.	75,500	9,546
EQT Corp.	17,690	976
Exxon Mobil Corp.	259,400	21,460
Hess Corp.	170,600	11,412
Occidental Petroleum Corp.	111,400	9,322
Total SA, ADR	279,200	16,908
TransCanada Corp.	190,600	8,234

Total		85,546

Financials (24.7%)
American International Group, Inc.	197,660	10,480
Ameriprise Financial, Inc.	11,800	1,651
Bank of America Corp.	43,923	1,238
The Bank of New York Mellon Corp.	120,200	6,482
Brighthouse Financial, Inc.*	117,178	4,695
Chubb, Ltd.	88,700	11,267
Citigroup, Inc.	141,800	9,489
Fifth Third Bancorp	330,400	9,482
Franklin Resources, Inc.	202,900	6,503
JPMorgan Chase & Co.	277,188	28,883
KeyCorp	352,291	6,884

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Loews Corp.	178,361	8,611
Marsh & McLennan Cos., Inc.	49,000	4,017
MetLife, Inc.	265,100	11,558
Morgan Stanley	301,700	14,301
Northern Trust Corp.	25,200	2,593
PNC Financial Services Group, Inc.	58,000	7,836
State Street Corp.	121,400	11,301
U.S. Bancorp	254,100	12,710
Wells Fargo & Co.	455,200	25,236
Willis Towers Watson PLC	24,016	3,641

Total		198,858

Health Care (10.9%)
Anthem, Inc.	60,649	14,436
Becton Dickinson and Co.	18,700	4,480
Bristol-Myers Squibb Co.	106,600	5,899
Gilead Sciences, Inc.	133,400	9,450
GlaxoSmithKline PLC	253,152	5,111
GlaxoSmithKline PLC, ADR	84,700	3,414
Johnson & Johnson	115,400	14,002
Medtronic PLC	131,735	11,278
Merck & Co., Inc.	139,500	8,468
Pfizer, Inc.	313,226	11,364

Total		87,902

Industrials (10.1%)
Alaska Air Group, Inc.	62,200	3,756
The Boeing Co.	41,600	13,957
Delta Air Lines, Inc.	63,400	3,141
Emerson Electric Co.	91,900	6,354
Flowserve Corp.	33,521	1,354
General Electric Co.	229,700	3,126
Harris Corp.	89,073	12,875
Illinois Tool Works, Inc.	2,500	346
Johnson Controls International PLC	355,726	11,899
Nielsen Holdings PLC	155,523	4,810
nVent Electric PLC*	59,100	1,483
PACCAR, Inc.	16,800	1,041
Pentair PLC	63,200	2,660
Southwest Airlines Co.	54,300	2,763
Stericycle, Inc.*	36,303	2,370
United Parcel Service, Inc. - Class B	89,000	9,455

Total		81,390

Information Technology (7.8%)
Analog Devices, Inc.	11,800	1,132
Applied Materials, Inc.	105,500	4,873

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
CA, Inc.	34,000	1,212
Cisco Systems, Inc.	311,400	13,400
Hewlett Packard Enterprise Co.	104,100	1,521
Microsoft Corp.	180,900	17,839
QUALCOMM, Inc.	245,800	13,794
TE Connectivity, Ltd.	17,200	1,549
Texas Instruments, Inc.	54,000	5,953
Western Digital Corp.	20,300	1,571

Total		62,844

Materials (5.6%)
Akzo Nobel NV, ADR	48,200	1,368
CF Industries Holdings, Inc.	206,400	9,164
DowDuPont, Inc.	254,104	16,751
International Paper Co.	137,600	7,166
Nucor Corp.	82,600	5,163
Vulcan Materials Co.	43,300	5,588

Total		45,200

Real Estate (2.8%)
Equity Residential	104,300	6,643
Rayonier, Inc.	153,906	5,955
SL Green Realty Corp.	46,336	4,658
Weyerhaeuser Co.	141,535	5,160

Total		22,416

Telecommunication Services (3.0%)
AT&T, Inc.	37,362	1,200
CenturyLink, Inc.	115,390	2,151
Telefonica SA	465,861	3,960
Verizon Communications, Inc.	317,908	15,994
Vodafone Group PLC	189,785	460

Total		23,765

Utilities (5.0%)
Edison International	89,788	5,681
Evergy, Inc.	64,100	3,599
NiSource, Inc.	380,754	10,006
PG&E Corp.	104,322	4,440
Sempra Energy	16,456	1,911
The Southern Co.	311,336	14,418

Total		40,055

Total Common Stocks (Cost: $645,619)		769,213

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Equity Income Portfolio

Convertible Preferred Stocks (2.2%)	Shares/ $ Par	Value $ (000’s)
Health Care (0.8%)
Becton Dickinson and Co., 6.125%, 5/1/20	100,450	6,213

Total		6,213

Utilities (1.4%)
DTE Energy Co., 6.500%, 10/1/19	25,217	1,304
NextEra Energy, Inc., 6.123%, 9/1/19	108,213	6,179
Sempra Energy, 6.000%, 1/15/21	36,037	3,719

Total		11,202

Total Convertible Preferred Stocks (Cost: $15,210)		17,415

Corporate Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Cyclical (0.4%)
Mattel, Inc., 6.750%, 12/31/25, 144A	3,795,000	3,695

Total Corporate Bonds (Cost: $3,750)		3,695

Convertible Corporate Bonds (0.2%)
Financial (0.2%)
AXA SA, 7.250%, 5/15/21, 144A	1,460,000	1,526

Total Convertible Corporate Bonds (Cost: $1,460)		1,526

Short-Term Investments (1.5%)	Shares/ $ Par	Value $ (000’s)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	12,429,079	12,429

Total Short-Term Investments (Cost: $12,429)		12,429

Total Investments (99.9%) (Cost: $678,468)(a)		804,278

Other Assets, Less Liabilities (0.1%)		403

Net Assets (100.0%)		804,681

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $5,221 representing 0.7% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $678,468 and the net unrealized appreciation of investments based on that cost was $125,810 which is comprised of $156,575 aggregate gross unrealized appreciation and $30,765 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Convertible Preferred Stocks	$17,415	$—	$—
Common Stocks	769,213	—	—
Convertible Corporate Bonds	—	1,526	—
Corporate Bonds	—	3,695	—
Short-Term Investments	12,429	—	—

Total Assets:	$799,057	$5,221	$—

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $9,531 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,074.34	$ 2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$ 2.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (6.1%)
CarMax, Inc.*	213,952	15,590
Choice Hotels International, Inc.	153,700	11,620
NVR, Inc.*	5,168	15,351
TripAdvisor, Inc.*	217,610	12,123
Under Armour, Inc. - Class C*	350,181	7,382
UniFirst Corp.	33,340	5,898

Total		67,964

Consumer Staples (0.7%)
PriceSmart, Inc.	84,548	7,652

Total		7,652

Energy (5.2%)
Cimarex Energy Co.	65,012	6,614
Diamondback Energy, Inc.	80,809	10,632
Newfield Exploration Co.*	446,358	13,502
RSP Permian, Inc.*	145,307	6,397
WPX Energy, Inc.*	1,176,041	21,204

Total		58,349

Financials (14.9%)
Alleghany Corp.	14,502	8,338
Credit Acceptance Corp.*	32,012	11,313
Cullen / Frost Bankers, Inc.	84,245	9,119
East West Bancorp, Inc.	78,010	5,086
FactSet Research Systems, Inc.	60,545	11,994
Fairfax Financial Holdings, Ltd.	17,253	9,668
First Citizens BancShares, Inc. - Class A	19,375	7,814
First Republic Bank	139,231	13,476
FNF Group	175,899	6,617
M&T Bank Corp.	78,597	13,373
Markel Corp.*	17,890	19,399
MSCI, Inc.	19,922	3,296
Northern Trust Corp.	108,100	11,122
Pinnacle Financial Partners, Inc.	79,975	4,907
Prosperity Bancshares, Inc.	114,172	7,805
South State Corp.	93,163	8,035
W.R. Berkley Corp.	102,095	7,393
White Mountains Insurance Group, Ltd.	9,609	8,712

Total		167,467

Health Care (17.7%)
Aerie Pharmaceuticals, Inc.*	156,392	10,564

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Agios Pharmaceuticals, Inc.*	135,648	11,426
Alkermes PLC*	268,986	11,072
Alnylam Pharmaceuticals, Inc.*	51,811	5,103
BeiGene, Ltd., ADR*	42,008	6,458
Bluebird Bio, Inc.*	57,992	9,102
Integra LifeSciences Holdings Corp.*	98,730	6,359
Ionis Pharmaceuticals, Inc.*	260,119	10,839
Ironwood Pharmaceuticals, Inc.*	314,227	6,008
Mettler-Toledo International, Inc.*	19,186	11,102
Neurocrine Biosciences, Inc.*	119,903	11,779
Sage Therapeutics, Inc.*	84,630	13,247
Seattle Genetics, Inc.*	84,249	5,593
Spark Therapeutics, Inc.*	99,460	8,231
Steris PLC	129,636	13,613
Teleflex, Inc.	50,025	13,417
Ultragenyx Pharmaceutical, Inc.*	166,884	12,829
Varian Medical Systems, Inc.*	97,030	11,034
Veeva Systems, Inc.- Class A*	145,399	11,175
Waters Corp.*	50,809	9,836

Total		198,787

Industrials (18.0%)
AMERCO	30,369	10,816
Cintas Corp.	61,781	11,434
The Dun & Bradstreet Corp.	87,412	10,721
Fastenal Co.	174,501	8,399
Genesee & Wyoming, Inc. - Class A*	181,700	14,776
HEICO Corp. - Class A	174,120	10,613
IDEX Corp.	133,689	18,246
JetBlue Airways Corp.*	463,990	8,807
KAR Auction Services, Inc.	175,591	9,622
Lennox International, Inc.	94,328	18,880
Lincoln Electric Holdings, Inc.	125,546	11,018
The Middleby Corp.*	61,926	6,466
PACCAR, Inc.	112,109	6,946
Robert Half International, Inc.	173,448	11,291
Spirit Airlines, Inc.*	197,834	7,191

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
TransUnion	353,045	25,292
Waste Connections, Inc.	144,942	10,911

Total		201,429

Information Technology (30.9%)
2U, Inc.*	115,058	9,614
Akamai Technologies, Inc.*	214,492	15,707
Black Knight, Inc.*	159,862	8,561
Blackbaud, Inc.	158,856	16,275
CDW Corp.	249,575	20,163
Cimpress NV*	52,724	7,643
CommScope Holding Co., Inc.*	425,161	12,417
CoStar Group, Inc.*	32,436	13,384
F5 Networks, Inc.*	35,207	6,071
Genpact, Ltd.	798,447	23,099
Global Payments, Inc.	176,659	19,696
GrubHub, Inc.*	76,430	8,018
Guidewire Software, Inc.*	138,994	12,340
II-VI, Inc.*	297,368	12,921
Keysight Technologies, Inc.*	260,944	15,404
MKS Instruments, Inc.	120,799	11,560
Monolithic Power Systems	6,681	893
National Instruments Corp.	360,577	15,137
Proofpoint, Inc.*	43,381	5,002
PTC, Inc.*	79,507	7,459
Silicon Laboratories, Inc.*	108,224	10,779
Teradata Corp.*	408,590	16,405
Total System Services, Inc.	125,843	10,636
VeriSign, Inc.*	171,569	23,577
WEX, Inc.*	139,743	26,618
Zillow Group, Inc. - Class A*	103,273	6,171
Zillow Group, Inc. - Class C*	180,069	10,635

Total		346,185

Materials (2.8%)
Ball Corp.	321,190	11,418
Packaging Corp. of America	133,961	14,976
Silgan Holdings, Inc.	195,282	5,239

Total		31,633

Real Estate (1.4%)
Equity Commonwealth*	289,079	9,106
Redfin Corp.*	309,462	7,145

Total		16,251

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)
Utilities (2.1%)
Black Hills Corp.	83,123	5,088
NiSource, Inc.	155,736	4,093
UGI Corp.	268,565	13,984

Total		23,165

Total Common Stocks (Cost: $1,003,920)		1,118,882

Short-Term Investments (0.3%)	Shares/ $ Par	Value $ (000’s)
Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820% #	3,004,339	3,004

Total Short-Term Investments (Cost: $3,004)		3,004

Total Investments (100.1%) (Cost: $1,006,924)(a)		1,121,886

Other Assets, Less Liabilities (-0.1%)		(1,248)

Net Assets (100.0%)		1,120,638

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,006,924 and the net unrealized appreciation of investments based on that cost was $114,962 which is comprised of $138,317 aggregate gross unrealized appreciation and $23,355 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,118,882	$—	$—
Short-Term Investments	3,004	—	—

Total Assets:	$1,121,886	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,033.67	$ 1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$ 1.30

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.7%)
Aaron’s, Inc.	31,749	1,380
Adtalem Global Education, Inc.*	30,889	1,486
AMC Networks, Inc. - Class A*	23,580	1,467
American Eagle Outfitters, Inc.	86,053	2,001
AutoNation, Inc.*	30,285	1,471
Bed Bath & Beyond, Inc.	71,825	1,431
Big Lots, Inc.	21,635	904
Boyd Gaming Corp.	42,137	1,460
Brinker International, Inc.	22,492	1,071
Brunswick Corp.	44,705	2,883
Cable One, Inc.	2,409	1,767
Carter’s, Inc.	24,075	2,609
The Cheesecake Factory, Inc.	21,858	1,204
Churchill Downs, Inc.	5,833	1,729
Cinemark Holdings, Inc.	54,504	1,912
Cracker Barrel Old Country Store, Inc.	12,311	1,923
Dana Holding Corp.	74,612	1,506
Deckers Outdoor Corp.*	15,616	1,763
Delphi Technologies PLC	45,537	2,070
Dick’s Sporting Goods, Inc.	39,965	1,409
Dillard’s, Inc. - Class A	10,167	961
Domino’s Pizza, Inc.	21,685	6,119
Dunkin’ Brands Group, Inc.	42,553	2,939
Five Below, Inc.*	28,526	2,787
Gentex Corp.	140,455	3,233
Graham Holdings Co. - Class B	2,257	1,323
Helen of Troy, Ltd.*	13,652	1,344
ILG, Inc.	54,198	1,790
International Speedway Corp. - Class A	12,525	560
Jack in the Box, Inc.	14,585	1,241
John Wiley & Sons, Inc. - Class A	23,019	1,436
KB Home	43,313	1,180
Live Nation Entertainment, Inc.*	69,634	3,382
Meredith Corp.	20,393	1,040
The Michaels Cos., Inc.*	56,957	1,092
Murphy USA, Inc.*	15,851	1,178
The New York Times Co. - Class A	65,635	1,700
NVR, Inc.*	1,728	5,133
Ollie’s Bargain Outlet Holdings, Inc.*	25,582	1,855
Papa John’s International, Inc.	12,053	611

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Polaris Industries, Inc.	30,119	3,680
Pool Corp.	20,757	3,145
Sally Beauty Holdings, Inc.*	62,619	1,004
Scientific Games Corp. - Class A*	27,458	1,350
Service Corp. International	94,034	3,365
Signet Jewelers, Ltd.	30,263	1,687
Six Flags Entertainment Corp.	39,849	2,791
Skechers U.S.A., Inc. - Class A*	69,650	2,090
Sotheby’s*	18,868	1,025
TEGNA, Inc.	110,619	1,200
Tempur Sealy International, Inc.*	23,714	1,139
Texas Roadhouse, Inc.	33,697	2,207
Thor Industries, Inc.	25,135	2,448
Toll Brothers, Inc.	72,416	2,679
TRI Pointe Homes, Inc.*	77,918	1,275
Tupperware Brands Corp.	26,217	1,081
Urban Outfitters, Inc.*	41,244	1,837
The Wendy’s Co.	92,016	1,581
Williams-Sonoma, Inc.	39,269	2,410
Wyndham Hotels & Resorts, Inc.	51,146	3,009
Wyndham Destinations, Inc.	51,177	2,266

Total		117,619

Consumer Staples (3.4%)
The Boston Beer Co., Inc. - Class A*	4,488	1,345
Casey’s General Stores, Inc.	19,252	2,023
Edgewell Personal Care Co.*	27,695	1,398
Energizer Holdings, Inc.	30,612	1,927
Flowers Foods, Inc.	95,149	1,982
The Hain Celestial Group, Inc.*	53,302	1,588
Ingredion, Inc.	37,052	4,102
Lamb Weston Holdings, Inc.	74,999	5,138
Lancaster Colony Corp.	10,006	1,385
Nu Skin Enterprises, Inc.	28,522	2,230
Post Holdings, Inc.*	34,511	2,969
Sanderson Farms, Inc.	10,307	1,084
Sprouts Farmers Market, Inc.*	62,888	1,388
Tootsie Roll Industries, Inc.	9,931	306
TreeHouse Foods, Inc.*	28,889	1,517
United Natural Foods, Inc.*	25,854	1,103

Total		31,485

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Energy (5.2%)
Callon Petroleum Co.*	114,986	1,235
Chesapeake Energy Corp.*	467,655	2,450
CNX Resources Corp.*	100,587	1,788
Core Laboratories N.V.	22,621	2,855
Diamond Offshore Drilling, Inc.*	33,128	691
Dril-Quip, Inc.*	19,563	1,005
Energen Corp.*	49,970	3,639
Ensco PLC - Class A	224,186	1,628
Gulfport Energy Corp.*	80,160	1,008
Matador Resources Co.*	53,068	1,595
McDermott International, Inc.*	92,220	1,812
Murphy Oil Corp.	83,424	2,817
Nabors Industries, Ltd.	180,752	1,159
Oasis Petroleum, Inc.*	136,704	1,773
Oceaneering International, Inc.	50,535	1,287
Patterson-UTI Energy, Inc.	113,761	2,048
PBF Energy, Inc.	57,561	2,413
QEP Resources, Inc.*	121,916	1,495
Range Resources Corp.	116,325	1,946
Rowan Cos., PLC - Class A*	58,575	950
SM Energy Co.	52,700	1,354
Southwestern Energy Co.*	261,839	1,388
Superior Energy Services, Inc.*	79,106	770
Transocean, Ltd.*	224,966	3,024
World Fuel Services Corp.	34,725	709
WPX Energy, Inc.*	204,961	3,695

Total		48,191

Financials (16.1%)
Alleghany Corp.	7,842	4,509
American Financial Group, Inc.	35,578	3,819
Aspen Insurance Holdings, Ltd.	30,595	1,245
Associated Banc-Corp.	86,722	2,367
BancorpSouth Bank	42,076	1,386
Bank of Hawaii Corp.	21,678	1,808
Bank of the Ozarks	62,281	2,805
Brown & Brown, Inc.	117,595	3,261
Cathay General Bancorp	39,167	1,586
Chemical Financial Corp.	36,597	2,037
CNO Financial Group, Inc.	85,834	1,634
Commerce Bancshares, Inc.	48,111	3,113
Cullen / Frost Bankers, Inc.	29,776	3,223
East West Bancorp, Inc.	74,316	4,845
Eaton Vance Corp.	61,136	3,191
Evercore, Inc. - Class A	20,887	2,203

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
F.N.B. Corp.	166,098	2,229
FactSet Research Systems, Inc.	19,938	3,950
Federated Investors, Inc. - Class B	48,904	1,140
First American Financial Corp.	57,210	2,959
First Horizon National Corp.	167,813	2,994
Fulton Financial Corp.	90,142	1,487
Genworth Financial, Inc. - Class A*	256,032	1,152
Hancock Holding Co.	43,742	2,041
Hanover Insurance Group, Inc.	21,817	2,608
Home BancShares, Inc.	80,917	1,825
Interactive Brokers Group, Inc. - Class A	36,661	2,361
International Bancshares Corp.	27,804	1,190
Janus Henderson Group PLC	92,510	2,843
Kemper Corp.	25,111	1,900
Legg Mason, Inc.	43,831	1,522
LendingTree, Inc.*	4,036	863
MarketAxess Holdings, Inc.	19,288	3,816
MB Financial, Inc.	43,122	2,014
Mercury General Corp.	18,730	853
Navient Corp.	135,713	1,768
New York Community Bancorp, Inc.	251,515	2,777
Old Republic International Corp.	128,639	2,561
PacWest Bancorp	64,179	3,172
Pinnacle Financial Partners, Inc.	37,940	2,328
Primerica, Inc.	22,600	2,251
Prosperity Bancshares, Inc.	35,822	2,449
Reinsurance Group of America, Inc.	33,093	4,417
RenaissanceRe Holdings, Ltd.	20,642	2,484
SEI Investments Co.	67,295	4,207
Signature Bank*	27,533	3,521
SLM Corp.*	223,218	2,556
Sterling Bancorp	115,641	2,718
Stifel Financial Corp.	36,701	1,918
Synovus Financial Corp.	60,849	3,215
TCF Financial Corp.	86,294	2,125
Texas Capital Bancshares, Inc.*	25,477	2,331
Trustmark Corp.	34,764	1,134
UMB Financial Corp.	22,593	1,722

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Umpqua Holdings Corp.	112,923	2,551
United Bankshares, Inc.	53,925	1,963
Valley National Bancorp	135,919	1,653
W.R. Berkley Corp.	49,298	3,570
Washington Federal, Inc.	43,326	1,417
Webster Financial Corp.	47,236	3,009
Wintrust Financial Corp.	28,867	2,513

Total		149,109

Health Care (9.1%)
Acadia Healthcare Co., Inc.*	42,087	1,722
Akorn, Inc.*	48,182	799
Allscripts Healthcare Solutions, Inc.*	91,269	1,095
Avanos Medical, Inc.*	24,114	1,381
Bio-Rad Laboratories, Inc. - Class A*	10,388	2,997
Bio-Techne Corp.	19,271	2,851
Cantel Medical Corp.	18,183	1,789
Catalent, Inc.*	68,403	2,865
Charles River Laboratories International, Inc.*	24,573	2,759
Chemed Corp.	8,174	2,630
Encompass Health Corp.	50,683	3,432
Exelixis, Inc.*	144,670	3,113
Globus Medical, Inc. - Class A*	37,588	1,897
Haemonetics Corp.*	26,776	2,401
Hill-Rom Holdings, Inc.	33,993	2,969
ICU Medical, Inc.*	7,815	2,295
Integra LifeSciences Holdings Corp.*	36,180	2,330
LifePoint Health, Inc.*	19,889	971
LivaNova PLC*	22,358	2,232
Mallinckrodt PLC*	42,613	795
Masimo Corp.*	24,434	2,386
Medidata Solutions, Inc.*	30,374	2,447
MEDNAX, Inc.*	48,465	2,098
Molina Healthcare, Inc.*	24,361	2,386
NuVasive, Inc.*	26,290	1,370
Patterson Cos., Inc.	41,741	946
PRA Health Sciences, Inc.*	25,962	2,424
Prestige Brands Holdings, Inc.*	27,221	1,045
Steris PLC	43,399	4,557
Syneos Health, Inc.*	28,466	1,335
Teleflex, Inc.	23,359	6,265
Tenet Healthcare Corp.*	41,872	1,406
United Therapeutics Corp.*	22,333	2,527
WellCare Health Plans, Inc.*	22,954	5,652

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
West Pharmaceutical Services, Inc.	37,737	3,747

Total		83,914

Industrials (14.2%)
Acuity Brands, Inc.	21,028	2,437
AECOM*	82,229	2,716
AGCO Corp.	33,860	2,056
Avis Budget Group, Inc.*	36,675	1,192
The Brink’s Co.	26,108	2,082
Carlisle Cos., Inc.	31,259	3,386
Clean Harbors, Inc.*	26,225	1,457
Crane Co.	26,028	2,086
Curtiss-Wright Corp.	22,675	2,699
Deluxe Corp.	24,539	1,625
Donaldson Co., Inc.	66,610	3,005
The Dun & Bradstreet Corp.	19,020	2,333
Dycom Industries, Inc.*	15,999	1,512
EMCOR Group, Inc.	29,981	2,284
EnerSys	21,599	1,612
Esterline Technologies Corp.*	13,282	980
GATX Corp.	19,336	1,435
Genesee & Wyoming, Inc. - Class A*	30,850	2,509
Graco, Inc.	85,963	3,887
Granite Construction, Inc.	23,318	1,298
Healthcare Services Group, Inc.	37,806	1,633
Herman Miller, Inc.	30,580	1,037
HNI Corp.	22,326	831
Hubbell, Inc.	28,139	2,975
IDEX Corp.	39,347	5,370
ITT, Inc.	44,826	2,343
JetBlue Airways Corp.*	162,326	3,081
KBR, Inc.	72,124	1,292
Kennametal, Inc.	41,866	1,503
Kirby Corp.*	27,556	2,304
KLX, Inc.*	26,024	1,871
Knight-Swift Transportation Holdings	65,848	2,516
Landstar System, Inc.	21,576	2,356
Lennox International, Inc.	19,038	3,810
Lincoln Electric Holdings, Inc.	31,636	2,776
Manpowergroup, Inc.	33,763	2,906
MSA Safety, Inc.	17,489	1,685
MSC Industrial Direct Co., Inc. - Class A	23,520	1,996
Nordson Corp.	26,219	3,367
NOW, Inc.*	55,464	739
nVent Electric PLC*	83,271	2,090
Old Dominion Freight Line, Inc.	34,992	5,212
Oshkosh Corp.	37,912	2,666

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Pitney Bowes, Inc.	96,191	824
Regal Beloit Corp.	22,557	1,845
Rollins, Inc.	49,238	2,589
Ryder System, Inc.	27,232	1,957
Teledyne Technologies, Inc.*	18,342	3,651
Terex Corp.	37,030	1,562
The Timken Co.	35,023	1,525
The Toro Co.	54,376	3,276
Trinity Industries, Inc.	76,569	2,623
Valmont Industries, Inc.	11,567	1,744
Wabtec Corp.	43,954	4,333
Watsco, Inc.	16,434	2,930
Werner Enterprises, Inc.	22,991	863
Woodward, Inc.	28,397	2,183

Total		130,855

Information Technology (15.8%)
ACI Worldwide, Inc.*	59,712	1,473
Acxiom Corp.*	39,523	1,184
ARRIS International PLC*	89,800	2,195
Arrow Electronics, Inc.*	44,938	3,383
Avnet, Inc.	60,511	2,595
Belden, Inc.	20,848	1,274
Blackbaud, Inc.	24,888	2,550
Cars.com, Inc.*	36,869	1,047
CDK Global, Inc.	63,449	4,127
Ciena Corp.*	73,562	1,950
Cirrus Logic, Inc.*	31,275	1,199
Cognex Corp.	88,702	3,957
Coherent, Inc.*	12,757	1,995
CommVault Systems, Inc.*	21,694	1,429
Convergys Corp.	46,928	1,147
CoreLogic, Inc.*	41,870	2,173
Cree, Inc.*	51,549	2,143
Cypress Semiconductor Corp.	183,865	2,865
Fair Isaac Corp.*	15,304	2,959
First Solar, Inc.*	41,910	2,207
Fortinet, Inc.*	74,144	4,629
Integrated Device Technology, Inc.*	66,298	2,114
InterDigital, Inc.	17,821	1,442
j2 Global, Inc.	25,188	2,181
Jabil Circuit, Inc.	87,856	2,430
Jack Henry & Associates, Inc.	39,643	5,168
Keysight Technologies, Inc.*	95,858	5,658
Leidos Holdings, Inc.	73,177	4,317
Littelfuse, Inc.	12,805	2,922
LogMeIn, Inc.	26,779	2,765
Lumentum Holdings, Inc.*	32,262	1,868
Manhattan Associates, Inc.*	34,271	1,611

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
MAXIMUS, Inc.	33,462	2,078
MKS Instruments, Inc.	28,046	2,684
Monolithic Power Systems	19,906	2,661
National Instruments Corp.	55,180	2,316
NCR Corp.*	60,674	1,819
NetScout Systems, Inc.*	41,171	1,223
Perspecta, Inc.	73,157	1,503
Plantronics, Inc.	17,059	1,301
PTC, Inc.*	59,180	5,552
Sabre Corp.	129,637	3,194
Science Applications International Corp.	21,675	1,754
Silicon Laboratories, Inc.*	22,173	2,208
Synaptics, Inc.*	17,753	894
SYNNEX Corp.	15,017	1,449
Tech Data Corp.*	17,875	1,468
Teradata Corp.*	62,014	2,490
Teradyne, Inc.	98,123	3,736
Trimble Navigation, Ltd.*	127,821	4,198
Tyler Technologies, Inc.*	18,262	4,056
The Ultimate Software Group, Inc.*	14,916	3,838
VeriFone Systems, Inc.*	56,797	1,296
Versum Materials, Inc.	55,875	2,076
ViaSat, Inc.*	28,098	1,847
Vishay Intertechnology, Inc.	67,761	1,572
WEX, Inc.*	20,550	3,914
Zebra Technologies Corp. - Class A*	27,387	3,923

Total		146,007

Materials (6.9%)
Allegheny Technologies, Inc.*	64,442	1,619
AptarGroup, Inc.	31,997	2,988
Ashland Global Holdings, Inc.	32,006	2,502
Bemis Co., Inc.	46,661	1,969
Cabot Corp.	31,706	1,958
Carpenter Technology Corp.	24,069	1,265
The Chemours Co.	91,248	4,048
Commercial Metals Co.	60,010	1,267
Compass Minerals International, Inc.	17,361	1,141
Domtar Corp.	32,225	1,538
Eagle Materials, Inc.	24,605	2,583
Grief, Inc. - Class A	13,295	703
Louisiana-Pacific Corp.	74,459	2,027
Minerals Technologies, Inc.	18,138	1,367
NewMarket Corp.	4,715	1,907
Olin Corp.	85,761	2,463
Owens-Illinois, Inc.*	82,937	1,394
PolyOne Corp.	41,016	1,773
Reliance Steel & Aluminum Co.	37,100	3,248

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Royal Gold, Inc.	33,570	3,117
RPM International, Inc.	68,588	4,000
The Scotts Miracle-Gro Co. - Class A	19,877	1,653
Sensient Technologies Corp.	21,713	1,554
Silgan Holdings, Inc.	38,005	1,020
Sonoco Products Co.	51,064	2,681
Steel Dynamics, Inc.	121,007	5,560
United States Steel Corp.	90,675	3,151
Valvoline, Inc.	100,363	2,165
Worthington Industries, Inc.	22,082	927

Total		63,588

Real Estate (9.4%)
Alexander & Baldwin, Inc.	34,689	815
American Campus Communities, Inc.	70,104	3,006
Camden Property Trust	47,582	4,336
CoreCivic, Inc.	60,799	1,452
CoreSite Realty Corp.	17,671	1,958
Corporate Office Properties Trust	52,388	1,519
Cousins Properties, Inc.	215,536	2,089
CyrusOne, Inc.	50,834	2,967
DCT Industrial Trust, Inc.	48,303	3,223
Douglas Emmett, Inc.	81,919	3,291
Education Realty Trust, Inc.	38,882	1,614
EPR Properties	33,163	2,149
First Industrial Realty Trust, Inc.	64,295	2,144
The GEO Group, Inc.	63,097	1,738
Healthcare Realty Trust, Inc.	64,212	1,867
Highwoods Properties, Inc.	53,043	2,691
Hospitality Properties Trust	84,292	2,412
JBG SMITH Properties	47,793	1,743
Jones Lang LaSalle, Inc.	23,332	3,873
Kilroy Realty Corp.	50,693	3,834
Lamar Advertising Co. - Class A	43,103	2,944
LaSalle Hotel Properties	56,614	1,938
Liberty Property Trust	75,798	3,360
Life Storage, Inc.	23,858	2,322
Mack-Cali Realty Corp.	46,229	937
Medical Properties Trust, Inc.	187,068	2,626
National Retail Properties, Inc.	78,907	3,469
OMEGA Healthcare Investors, Inc.	101,859	3,158
Potlatch Corp.	30,899	1,571
Quality Care Properties, Inc.*	48,312	1,039
Rayonier, Inc.	66,364	2,568

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Sabra Health Care REIT, Inc.	91,438	1,987
Senior Housing Properties Trust	121,876	2,205
Tanger Factory Outlet Centers, Inc.	48,408	1,137
Taubman Centers, Inc.	31,282	1,838
Uniti Group, Inc.	84,709	1,697
Urban Edge Properties	54,344	1,243
Weingarten Realty Investors	61,125	1,883

Total		86,643

Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	47,613	1,306

Total		1,306

Utilities (4.8%)
ALLETE, Inc.	26,296	2,036
Aqua America, Inc.	91,241	3,210
Atmos Energy Corp.	56,964	5,135
Black Hills Corp.	27,486	1,682
Hawaiian Electric Industries, Inc.	55,823	1,915
IDACORP, Inc.	25,845	2,384
MDU Resources Group, Inc.	100,168	2,873
National Fuel Gas Co.	44,071	2,334
New Jersey Resources Corp.	44,997	2,014
NorthWestern Corp.	25,375	1,453

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
OGE Energy Corp.	102,439	3,607
ONE Gas, Inc.	26,911	2,011
PNM Resources, Inc.	40,853	1,589
Southwest Gas Holdings, Inc.	24,801	1,891
UGI Corp.	88,789	4,623
Vectren Corp.	42,611	3,044
WGL Holdings, Inc.	26,341	2,338

Total		44,139

Total Common Stocks (Cost: $660,786)		902,856

Short-Term Investments (1.9%)
Commercial Paper (1.2%)
Apple, Inc., 0.000%, 8/10/18 144A	500,000	499
Apple, Inc., 0.000%, 8/14/18 144A	1,000,000	997
General Mills, Inc., 0.000%, 7/2/18 144A	1,500,000	1,500
Mondelez International, Inc., 0.000%, 8/27/18 144A	1,500,000	1,494
Pfizer, Inc., 0.000%, 9/4/18 144A	1,500,000	1,494
Societe Generale SA, 0.000%, 8/8/18 144A	1,500,000	1,497
Walgreens Boots Alliance, Inc., 0.000%, 7/26/18 144A	1,000,000	998

Short-Term Investments (1.9%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
Walgreens Boots Alliance, Inc., 0.000%, 8/8/18 144A	500,000	499
Walmart, Inc., 0.000%, 7/10/18 144A	500,000	500
The Walt Disney Co., 0.000%, 8/8/18 144A	1,500,000	1,496

Total		10,974

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820% #	2,584,699	2,585

Total		2,585

US Government & Agencies (0.4%)
Federal Home Loan Bank, 0.000%, 7/3/18	2,000,000	2,000
Federal Home Loan Bank, 0.000%, 10/18/18 (b)	2,000,000	1,988

Total		3,988

Total Short-Term Investments (Cost: $17,548)		17,547

Total Investments (99.6%) (Cost: $678,334)(a)		920,403

Other Assets, Less Liabilities (0.4%)		3,353

Net Assets (100.0%)		923,756

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $10,974 representing 1.2% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $678,334 and the net unrealized appreciation of investments based on that cost was $241,660 which is comprised of $275,075 aggregate gross unrealized appreciation and $33,415 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures	Long	USD	$10	100	9/18	$19,561	$(409)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$902,856	$—	$—
Short-Term Investments	—	—	—
Money Market Funds	2,585	—	—
All Others	—	14,962	—

Total Assets:	$905,441	$14,962	$—

Liabilities:
Other Financial Instruments^
Futures	(409)	—	—

Total Liabilities:	$(409)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Mid Cap Value Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$991.82	$ 3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$ 3.81

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (4.8%)
Advance Auto Parts, Inc.	44,881	6,090
Aptiv PLC	14,738	1,351
Genuine Parts Co.	56,517	5,188
Honda Motor Co., Ltd., ADR*	137,267	4,018
PulteGroup, Inc.	143,591	4,128
Target Corp.	63,323	4,820

Total		25,595

Consumer Staples (10.1%)
Conagra Brands, Inc.	264,004	9,433
General Mills, Inc.	106,002	4,692
The J.M. Smucker Co.	31,220	3,355
Kellogg Co.	110,643	7,731
Kimberly-Clark Corp.	42,207	4,446
Molson Coors Brewing Co. - Class B	60,855	4,141
Mondelez International, Inc.	164,377	6,739
Sysco Corp.	118,001	8,058
US Foods Holding Corp.*	143,204	5,416

Total		54,011

Energy (10.4%)
Anadarko Petroleum Corp.	66,800	4,893
Baker Hughes	203,441	6,720
Cimarex Energy Co.	57,514	5,851
Devon Energy Corp.	165,699	7,284
EQT Corp.	149,061	8,225
Exxon Mobil Corp.	131,195	4,361
Marathon Petroleum Corp.	23,623	1,657
National Oilwell Varco, Inc.	154,257	6,695
Noble Energy, Inc.	211,808	7,473
Occidental Petroleum Corp.	27,445	2,297

Total		55,456

Financials (20.6%)
AFLAC, Inc.	86,794	3,734
Ameriprise Financial, Inc.	53,813	7,527
Arthur J. Gallagher & Co.	59,005	3,852
Bank of Hawaii Corp.	79,231	6,609
BB&T Corp.	206,210	10,401
Brown & Brown, Inc.	106,625	2,957
Capitol Federal Financial, Inc.	342,567	4,508
Chubb, Ltd.	62,656	7,959
Comerica, Inc.	24,893	2,263
Commerce Bancshares, Inc.	98,445	6,370
Invesco, Ltd.	407,459	10,822

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
M&T Bank Corp.	42,431	7,220
Northern Trust Corp.	116,362	11,973
ProAssurance Corp.	45,839	1,625
Reinsurance Group of America, Inc.	30,768	4,107
SunTrust Banks, Inc.	86,208	5,691
Torchmark Corp.	20,892	1,701
The Travelers Cos., Inc.	11,101	1,358
UMB Financial Corp.	58,963	4,495
Westamerica Bancorporation	91,540	5,173

Total		110,345

Health Care (10.4%)
Cardinal Health, Inc.	126,402	6,172
Express Scripts Holding Co.*	68,200	5,266
HCA Healthcare, Inc.	25,412	2,607
Henry Schein, Inc.*	59,919	4,353
LifePoint Health, Inc.*	139,881	6,826
McKesson Corp.	37,180	4,960
Quest Diagnostics, Inc.	29,313	3,223
Siemens Healthineers AG (p)*	54,016	2,230
Steris PLC	44,488	4,672
Zimmer Biomet Holdings, Inc.	140,285	15,633

Total		55,942

Industrials (15.3%)
Cummins, Inc.	39,363	5,235
Eaton Corp. PLC	70,776	5,290
Emerson Electric Co.	98,599	6,817
Heartland Express, Inc.	265,171	4,919
Hubbell, Inc.	103,071	10,899
IMI PLC	299,061	4,468
Ingersoll-Rand PLC	58,932	5,288
Johnson Controls International PLC	327,709	10,962
MSC Industrial Direct Co., Inc. - Class A	85,990	7,296
Norfolk Southern Corp.	19,605	2,958
PACCAR, Inc.	44,165	2,736
Parker Hannifin Corp.	6,355	990
Republic Services, Inc.	45,115	3,084
Southwest Airlines Co.	109,308	5,562
Textron, Inc.	79,453	5,237

Total		81,741

Information Technology (6.2%)
Applied Materials, Inc.	36,140	1,669
HP, Inc.	136,753	3,103

Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Keysight Technologies, Inc.*	84,261	4,974
Lam Research Corp.	16,281	2,814
Maxim Integrated Products, Inc.	124,701	7,315
Microchip Technology, Inc.	46,978	4,273
TE Connectivity, Ltd.	40,444	3,642
Teradyne, Inc.	137,845	5,248

Total		33,038

Materials (6.3%)
Bemis Co., Inc.	97,343	4,109
Graphic Packaging Holding Co.	515,625	7,482
Orkla ASA	693,989	6,084
Sonoco Products Co.	121,316	6,369
WestRock Co.	168,912	9,631

Total		33,675

Real Estate (4.6%)
American Tower Corp.	24,988	3,602
Empire State Realty Trust, Inc. - Class A	99,906	1,708
MGM Growth Properties LLC - Class A	140,178	4,270
Piedmont Office Realty Trust, Inc. - Class A	209,166	4,169
Weyerhaeuser Co.	297,454	10,845

Total		24,594

Utilities (6.8%)
Ameren Corp.	61,915	3,768
Atmos Energy Corp.	32,650	2,943
Edison International	91,748	5,805
Eversource Energy	43,269	2,536
NorthWestern Corp.	110,122	6,304
Pinnacle West Capital Corp.	52,150	4,201
Spire, Inc.	46,320	3,272
Xcel Energy, Inc.	170,243	7,777

Total		36,606

Total Common Stocks (Cost: $471,039)		511,003

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Investment Companies (1.7%)	Shares/ $ Par	Value $ (000’s)
Investment Companies (1.7%)
iShares Russell Midcap Value Index Fund	101,046	8,942

Total Investment Companies (Cost: $8,942)		8,942

Short-Term Investments (3.1%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper (3.1%)
LMA SA / LMA Americas LLC, 0.000%, 7/2/18	16,579,000	16,576

Total Short-Term Investments (Cost: $16,578)		16,576

Total Investments (100.3%) (Cost: $496,559)(a)		536,521

Other Assets, Less Liabilities (-0.3%)		(1,695)

Net Assets (100.0%)		534,826

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $496,559 and the net unrealized appreciation of investments based on that cost was $39,972 which is comprised of $58,841 aggregate gross unrealized appreciation and $18,869 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	194	148	9/18	$2		$—	$2
Sell	Morgan Stanley Capital Services, Inc.	CAD	5,173	3,941	9/18	—		(53)	(53)
Buy	Morgan Stanley Capital Services, Inc.	EUR	46	54	9/18	—(m	)	—	—(m )
Sell	Morgan Stanley Capital Services, Inc.	EUR	1,678	1,973	9/18	—		(6)	(6)
Buy	Morgan Stanley Capital Services, Inc.	GBP	75	100	9/18	—		—(m )	—(m )
Sell	Morgan Stanley Capital Services, Inc.	GBP	2,923	3,872	9/18	22		—	22
Buy	Morgan Stanley Capital Services, Inc.	JPY	9,973	91	9/18	—		(1)	(1)
Sell	Morgan Stanley Capital Services, Inc.	JPY	270,239	2,456	9/18	19		—	19
Sell	Morgan Stanley Capital Services, Inc.	NOK	42,416	5,226	9/18	27		—	27

						$70		$(60)	$10

(m)	Amount is less than one thousand.

(p)	Restricted securities (excluding 144A issues) on June 30, 2018.

Description	Shares	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Siemens Healthineers AG	19,937	3/16/18	$720	$823	0.154%

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$511,003	$—	$—
Investment Companies	8,942	—	—
Short-Term Investments	—	16,576	—
Other Financial Instruments^
Forward Currency Contracts	—	70	—

Total Assets:	$519,945	$16,646	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$—	$(60)	$—

Total Liabilities:	$—	$(60)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $6,084 (in thousands). This transfer was the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. This security did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds (“ETFs”) for cash management purposes. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in an equity security. The market prices of ETFs may trade at a premium or discount to their net asset value and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,086.23	$ 2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$ 2.81

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.3%)
Caleres, Inc.	110,156	3,788
Carter’s, Inc.	55,315	5,996
Cooper Tire & Rubber Co.	96,875	2,548
Core-Mark Holding Co., Inc.	159,974	3,631
Dunkin’ Brands Group, Inc.	79,669	5,503
Five Below, Inc.*	60,190	5,881
Floor & Decor Holdings, Inc.*	119,073	5,874
Installed Building Products, Inc.*	87,345	4,939
Marriott Vacations Worldwide Corp.	49,913	5,638
The Michaels Cos., Inc.*	158,031	3,030
Oxford Industries, Inc.	59,063	4,901
Papa John’s International, Inc.	70,868	3,595
Steven Madden, Ltd.	153,944	8,175
Tenneco, Inc.	113,473	4,988
TopBuild Corp.*	80,689	6,321
Visteon Corp.*	34,992	4,522
Wingstop, Inc.	121,587	6,337
Wolverine World Wide, Inc.	206,216	7,170

Total		92,837

Consumer Staples (3.3%)
BJ’s Wholesale Club Holdings, Inc.*	20,400	483
Casey’s General Stores, Inc.	34,092	3,582
Hostess Brands, Inc.*	277,503	3,774
Performance Food Group Co.*	151,986	5,578
Post Holdings, Inc.*	38,097	3,277
PriceSmart, Inc.	53,510	4,843

Total		21,537

Energy (2.2%)
Newfield Exploration Co.*	130,443	3,946
PDC Energy, Inc.*	64,265	3,885
ProPetro Holding Corp.*	160,700	2,520
WildHorse Resource Development Corp.*	167,084	4,237

Total		14,588

Financials (6.5%)
Evercore, Inc. - Class A	60,531	6,383
FCB Financial Holdings, Inc. - Class A*	38,416	2,259
First Busey Corp.	85,047	2,698
First Hawaiian, Inc.	102,060	2,962

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Great Western Bancorp, Inc.	75,396	3,166
IBERIABANK Corp.	57,358	4,348
James River Group Holdings, Ltd.	112,380	4,415
MGIC Investment Corp.*	356,911	3,826
OneMain Holdings, Inc.*	74,404	2,477
SLM Corp.*	246,576	2,823
Sterling Bancorp	186,659	4,386
Triumph Bancorp, Inc.*	63,577	2,591

Total		42,334

Health Care (25.7%)
Abeona Therapeutics, Inc.*	106,156	1,698
Aerie Pharmaceuticals, Inc.*	57,155	3,861
Agios Pharmaceuticals, Inc.*	27,997	2,358
Amicus Therapeutics, Inc.*	301,009	4,702
Amneal Pharmaceuticals, Inc.*	206,620	3,391
Aptinyx, Inc.*	51,300	1,240
Arena Pharmaceuticals, Inc.*	86,603	3,776
AtriCure, Inc.*	140,592	3,803
Audentes Therapeutics, Inc.*	61,678	2,357
Blueprint Medicines Corp.*	62,593	3,973
Calithera Biosciences, Inc.*	105,756	529
Cardiovascular Systems, Inc.*	118,163	3,821
Catalent, Inc.*	141,252	5,917
Coherus Biosciences, Inc.*	94,374	1,321
Cytokinetics, Inc.*	136,187	1,130
Dermira, Inc.*	106,939	984
Five Prime Therapeutics, Inc.*	117,316	1,855
Flexion Therapeutics, Inc.*	74,270	1,920
G1 Therapeutics, Inc.*	39,546	1,719
Globus Medical, Inc. - Class A*	135,086	6,816
GlycoMimetics, Inc.*	87,330	1,409
Heron Therapeutics, Inc.*	117,872	4,579
HMS Holdings Corp.*	186,551	4,033
ICU Medical, Inc.*	25,932	7,615
Insulet Corp.*	67,046	5,746
Integra LifeSciences Holdings Corp.*	86,297	5,558
Intersect ENT, Inc.*	160,022	5,993
Ironwood Pharmaceuticals, Inc.*	44,991	860

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Jounce Therapeutics, Inc.*	55,295	424
Karyopharm Therapeutics, Inc.*	59,046	1,003
Loxo Oncology, Inc.*	39,469	6,847
The Medicines Co.*	89,770	3,295
Medidata Solutions, Inc.*	52,276	4,211
Merit Medical Systems, Inc.*	99,510	5,095
Molina Healthcare, Inc.*	46,944	4,598
MyoKardia, Inc.*	69,959	3,473
Nanostring Technologies, Inc.*	142,990	1,956
Natus Medical, Inc.*	102,797	3,547
Omnicell, Inc.*	104,889	5,501
OraSure Technologies, Inc.*	195,672	3,223
Orthofix International NV*	61,978	3,522
Portola Pharmaceuticals, Inc.*	74,876	2,828
The Providence Service Corp.*	17,540	1,378
REGENXBIO, Inc.*	40,027	2,872
Revance Therapeutics, Inc.*	55,274	1,517
Rigel Pharmaceuticals, Inc.*	469,492	1,329
Spark Therapeutics, Inc.*	47,722	3,949
Syneos Health, Inc.*	99,524	4,668
U.S. Physical Therapy, Inc.	37,390	3,589
Ultragenyx Pharmaceutical, Inc.*	68,447	5,262

Total		167,051

Industrials (16.6%)
Advanced Disposal Services, Inc.*	112,220	2,781
Aerojet Rocketdyne Holdings, Inc.*	114,106	3,365
Altra Industrial Motion Corp.	118,523	5,108
American Woodmark Corp.*	40,787	3,734
Applied Industrial Technologies, Inc.	63,071	4,424
Armstrong World Industries, Inc.*	74,079	4,682
ASGN, Inc.*	87,672	6,855
Astec Industries, Inc.	47,656	2,850
AZZ, Inc.	72,581	3,154
BMC Stock Holdings, Inc.*	130,477	2,720
Clean Harbors, Inc.*	73,821	4,101
Deluxe Corp.	31,055	2,056

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Exponent, Inc.	125,024	6,039
Generac Holdings, Inc.*	101,573	5,254
Genesee & Wyoming, Inc. - Class A*	55,081	4,479
Huron Consulting Group, Inc.*	58,580	2,396
ITT, Inc.	100,977	5,278
JELD-WEN Holding, Inc.*	155,355	4,442
John Bean Technologies Corp.	66,849	5,943
Knight-Swift Transportation Holdings	67,507	2,579
Marten Transport, Ltd.	147,665	3,463
Mercury Systems, Inc.*	51,014	1,942
Milacron Holdings Corp.*	195,025	3,692
MSA Safety, Inc.	51,756	4,986
Rexnord Corp.*	154,544	4,491
SiteOne Landscape Supply, Inc.*	35,438	2,976
WageWorks, Inc.*	29,131	1,456
Welbilt, Inc.*	104,866	2,340

Total		107,586

Information Technology (22.3%)
2U, Inc.*	56,085	4,686
8x8, Inc.*	138,565	2,778
Acxiom Corp.*	127,299	3,813
Advanced Energy Industries, Inc.*	19,303	1,121
Axcelis Technologies, Inc.*	7,282	144
Blackbaud, Inc.	38,574	3,952
Blucora, Inc.*	106,148	3,927
CACI International, Inc. - Class A*	30,677	5,171
Carbonite, Inc.*	81,163	2,833
Cloudera, Inc.*	215,238	2,936
Cohu, Inc.	134,595	3,299
Diodes, Inc.*	92,181	3,177
Entegris, Inc.	157,473	5,338
EPAM Systems, Inc.*	42,429	5,275
ePlus, Inc.*	53,538	5,038
Etsy, Inc.*	142,423	6,009
Everbridge, Inc.*	83,308	3,950

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Fabrinet*	106,770	3,939
Fair Isaac Corp.*	29,794	5,760
Five9, Inc.*	132,761	4,590
ForeScout Technologies, Inc.*	93,428	3,201
FormFactor, Inc.*	355,441	4,727
HubSpot, Inc.*	44,561	5,588
II-VI, Inc.*	66,328	2,882
Instructure, Inc.*	89,266	3,798
LogMeIn, Inc.	36,429	3,761
Lumentum Holdings, Inc.*	39,018	2,259
MINDBODY, Inc.*	72,060	2,782
MKS Instruments, Inc.	35,268	3,375
MongoDB, Inc.*	79,478	3,944
Okta, Inc.*	55,290	2,785
Paylocity Holding Corp.*	73,330	4,316
Pegasystems, Inc.	82,148	4,502
Pivotal Software, Inc. - Class A*	93,690	2,274
Q2 Holdings, Inc.*	42,256	2,411
Rogers Corp.*	31,239	3,482
Science Applications International Corp.	63,118	5,108
TrueCar, Inc.*	231,928	2,340
Zendesk, Inc.*	67,104	3,657

Total		144,928

Materials (3.9%)
Boise Cascade Co.	99,832	4,462
Graphic Packaging Holding Co.	288,170	4,181
Louisiana-Pacific Corp.	152,874	4,161
Omnova Solutions, Inc.*	239,282	2,489
PolyOne Corp.	150,811	6,518
Summit Materials, Inc. - Class A*	127,450	3,346

Total		25,157

Real Estate (2.0%)
CoreSite Realty Corp.	22,671	2,512
Corporate Office Properties Trust	85,509	2,479
HFF, Inc. - Class A	102,525	3,522

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Sunstone Hotel Investors, Inc.	254,337	4,227

Total		12,740

Telecommunication Services (0.9%)
ORBCOMM, Inc.*	195,103	1,970
Vonage Holdings Corp.*	306,967	3,957

Total		5,927

Utilities (0.3%)
Evoqua Water Technologies Corp.*	108,900	2,232

Total		2,232

Total Common Stocks (Cost: $492,584)		636,917

Investment Companies (0.9%)
Investment Companies (0.9%)
iShares Russell 2000 Growth Index Fund	28,007	5,723

Total Investment Companies (Cost: $5,765)		5,723

Short-Term Investments (0.3%)
Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	1,957,968	1,958

Total Short-Term Investments (Cost: $1,958)		1,958

Total Investments (99.2%) (Cost: $500,307)(a)		644,598

Other Assets, Less Liabilities (0.8%)		4,999

Net Assets (100.0%)		649,597

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $500,307 and the net unrealized appreciation of investments based on that cost was $144,291 which is comprised of $159,262 aggregate gross unrealized appreciation and $14,971 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$636,917	$—	$—
Investment Companies	5,723	—	—
Short-Term Investments	1,958	—	—

Total Assets:	$644,598	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,091.72	$ 1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$ 1.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
Abercrombie & Fitch Co. - Class A	19,600	480
American Axle & Manufacturing Holdings, Inc.*	28,697	447
American Public Education, Inc.*	4,736	199
Asbury Automotive Group, Inc.*	5,302	363
Ascena Retail Group, Inc.*	49,291	196
Barnes & Noble Education, Inc.*	10,838	61
Barnes & Noble, Inc.	16,396	104
Belmond, Ltd. - Class A*	24,247	270
Big 5 Sporting Goods Corp.	5,813	44
BJ’s Restaurants, Inc.	5,222	313
The Buckle, Inc.	8,215	221
Caleres, Inc.	12,472	429
Callaway Golf Co.	27,266	517
Capella Education Co.	3,369	333
Career Education Corp.*	19,097	309
The Cato Corp. - Class A	6,655	164
Cavco Industries, Inc.*	2,455	510
Chico’s FAS, Inc.	37,299	304
The Children’s Place, Inc.	4,805	580
Chuy’s Holdings, Inc.*	4,888	150
Cooper Tire & Rubber Co.	14,599	384
Cooper-Standard Holding, Inc.*	4,695	613
Core-Mark Holding Co., Inc.	13,328	303
Crocs, Inc.*	19,718	347
Dave & Buster’s Entertainment, Inc.*	11,447	545
DineEquity, Inc.	5,149	385
Dorman Products, Inc.*	8,566	585
DSW, Inc. - Class A	20,928	540
The E.W. Scripps Co. - Class A	15,913	213
El Pollo Loco Holdings, Inc.*	6,248	71
Ethan Allen Interiors, Inc.	7,224	177
Express, Inc.*	21,755	199
Fiesta Restaurant Group, Inc.*	7,870	226
Fossil Group, Inc.*	12,655	340
Fox Factory Holding Corp.*	10,879	506
Francesca’s Holdings Corp.*	10,021	76
FTD Companies, Inc.*	4,890	23
GameStop Corp. - Class A	29,418	429
Gannett Co., Inc.	32,611	349
Genesco, Inc.*	5,751	228

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Gentherm, Inc.*	10,625	418
G-III Apparel Group, Ltd.*	12,063	536
Group 1 Automotive, Inc.	5,681	358
Guess?, Inc.	16,832	360
Haverty Furniture Cos., Inc.	5,576	120
Hibbett Sports, Inc.*	5,484	126
Installed Building Products, Inc.*	6,023	341
iRobot Corp.*	8,029	608
J.C. Penney Co., Inc.*	90,759	212
Kirkland’s, Inc.*	4,550	53
La-Z-Boy, Inc.	13,592	416
LCI Industries	7,281	656
LGI Homes, Inc.*	5,225	302
Lithia Motors, Inc. - Class A	6,915	654
Lumber Liquidators Holdings, Inc.*	8,242	201
M.D.C. Holdings, Inc.	12,989	400
M/I Homes, Inc.*	8,251	218
The Marcus Corp.	5,622	183
MarineMax, Inc.*	6,420	122
Marriott Vacations Worldwide Corp.	6,827	771
Meritage Homes Corp.*	11,033	485
Monarch Casino & Resort, Inc.*	3,288	145
Monro Muffler Brake, Inc.	9,489	551
Motorcar Parts of America, Inc.*	5,508	103
Movado Group, Inc.	4,518	218
Nautilus, Inc.*	8,783	138
New Media Investment Group, Inc.	17,411	322
Nutrisystem, Inc.	8,579	330
Office Depot, Inc.	148,205	378
Oxford Industries, Inc.	4,891	406
Penn National Gaming, Inc.*	24,404	820
Perry Ellis International, Inc.*	3,665	100
PetMed Express, Inc.	5,949	262
Red Robin Gourmet Burgers, Inc.*	3,750	175
Regis Corp.*	9,990	165
Rent-A-Center, Inc.	15,425	227
Restoration Hardware, Inc.*	5,531	773
Ruth’s Hospitality Group, Inc.	8,309	233
Scholastic Corp.	7,928	351
Shake Shack, Inc. - Class A*	5,589	370
Shoe Carnival, Inc.	3,111	101

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary continued
Shutterfly, Inc.*	9,576	862
Sleep Number Corp.*	10,668	310
Sonic Automotive, Inc. - Class A	6,990	144
Sonic Corp.	10,729	369
Standard Motor Products, Inc.	5,843	282
Steven Madden, Ltd.	15,195	807
Strayer Education, Inc.	3,100	350
Sturm, Ruger & Co., Inc.	5,038	282
Superior Industries International, Inc.	6,716	120
Tailored Brands, Inc.	14,362	366
The Tile Shop Holdings, Inc.	10,003	77
TopBuild Corp.*	10,297	807
Unifi, Inc.*	4,924	156
Universal Electronics, Inc.*	4,079	135
Vera Bradley, Inc.*	5,454	77
Vista Outdoor, Inc.*	16,589	257
Vitamin Shoppe, Inc.*	6,997	49
William Lyon Homes - Class A*	8,054	187
Wingstop, Inc.	8,435	440
Winnebago Industries, Inc.	8,319	338
Wolverine World Wide, Inc.	27,363	951
World Wrestling Entertainment, Inc. - Class A	11,550	841
Zumiez, Inc.*	5,289	132

Total		34,580

Consumer Staples (2.9%)
The Andersons, Inc.	7,648	261
Avon Products, Inc.*	127,546	207
B&G Foods, Inc.	19,230	575
Calavo Growers, Inc.	4,559	438
Cal-Maine Foods, Inc.*	8,607	395
Central Garden & Pet Co.*	2,981	130
Central Garden & Pet Co. - Class A*	10,156	411
Coca-Cola Bottling Co. Consolidated	1,340	181
Darling Ingredients, Inc.*	47,547	945
Dean Foods Co.	26,378	277
Inter Parfums, Inc.	4,969	266
J & J Snack Foods Corp.	4,321	659
John B. Sanfilippo & Son, Inc.	2,526	188
Medifast, Inc.	3,065	491
MGP Ingredients, Inc.	3,648	324

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Staples continued
Seneca Foods Corp. - Class A*	1,951	53
SpartanNash Co.	10,373	265
SUPERVALU, Inc.*	11,090	227
Universal Corp.	7,190	475
WD-40 Co.	4,017	587

Total		7,355

Energy (3.9%)
Archrock, Inc.	37,341	448
Bristow Group, Inc.*	9,336	132
C&J Energy Services, Inc.*	18,369	433
CARBO Ceramics, Inc.*	6,412	59
Carrizo Oil & Gas, Inc.*	22,514	627
Cloud Peak Energy, Inc.*	21,881	76
CONSOL Energy, Inc.*	7,285	279
Denbury Resources, Inc.*	115,792	557
ERA Group, Inc.*	5,950	77
Exterran Corp.*	9,287	232
Geospace Technologies Corp.*	3,921	55
Green Plains, Inc.	11,233	206
Gulf Island Fabrication, Inc.	3,953	36
Helix Energy Solutions Group, Inc.*	40,199	335
HighPoint Resources Corp.*	28,774	175
Matrix Service Co.*	7,746	142
Newpark Resources, Inc.*	25,791	280
Noble Corp. PLC*	71,264	451
Oil States International, Inc.*	17,314	556
Par Pacific Holdings, Inc.*	7,287	127
PDC Energy, Inc.*	19,078	1,153
Penn Virginia Corp.*	3,910	332
Pioneer Energy Services Corp.*	22,562	132
ProPetro Holding Corp.*	20,715	325
Renewable Energy Group, Inc.*	9,483	169
REX American Resources Corp.*	1,637	133
Ring Energy, Inc.*	15,695	198
SEACOR Holdings, Inc.*	4,934	283
SRC Energy, Inc.*	69,899	770
TETRA Technologies, Inc.*	36,261	161
Unit Corp.*	15,607	399
US Silica Holdings, Inc.	22,506	578

Total		9,916

Financials (15.9%)
Ambac Financial Group, Inc.*	13,091	260
American Equity Investment Life Holding Co.	26,017	937

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Ameris Bancorp	11,713	625
AMERISAFE, Inc.	5,562	321
Appollo Commercial Real Estate Finance, Inc.	32,328	591
ARMOUR Residential REIT, Inc.	12,100	276
Banc of California, Inc.	12,276	240
Banner Corp.	9,341	562
Berkshire Hills Bancorp, Inc.	10,625	431
BofI Holding, Inc.*	15,896	650
Boston Private Financial Holdings, Inc.	24,320	387
Brookline Bancorp, Inc.	23,193	431
Capstead Mortgage Corp.	26,696	239
Central Pacific Financial Corp.	8,548	245
City Holding Co.	4,457	335
Columbia Banking System, Inc.	21,150	865
Community Bank System, Inc.	14,720	869
Customers Bancorp, Inc.*	8,550	243
CVB Financial Corp.	29,611	664
Dime Community Bancshares	8,897	173
Donnelley Financial Solutions, Inc.*	9,789	170
eHealth, Inc.*	4,827	107
Employers Holdings, Inc.	9,460	380
Encore Capital Group, Inc.*	6,885	252
Enova International, Inc.*	9,783	358
EZCORP, Inc. - Class A*	14,870	179
Fidelity Southern Corp.	6,402	163
Financial Engines, Inc.	18,391	826
First BanCorp*	52,494	402
First Commonwealth Financial Corp.	28,982	449
First Financial Bancorp.	28,245	866
First Financial Bankshares, Inc.	19,528	994
First Midwest Bancorp, Inc.	29,768	758
FirstCash, Inc.	13,115	1,178
Franklin Financial Network, Inc.*	3,487	131
Glacier Bancorp, Inc.	22,940	887
Great Western Bancorp, Inc.	17,008	714
Green Bancorp, Inc.	7,642	165
Green Dot Corp. - Class A*	13,495	990
Greenhill & Co., Inc.	6,341	180
Hanmi Financial Corp.	9,384	266
HCI Group, Inc.	2,184	91
Heritage Financial Corp. of Washington	8,199	286
HomeStreet, Inc.*	7,790	210

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Hope Bancorp, Inc.	37,177	663
Horace Mann Educators Corp.	11,809	527
Independent Bank Corp.	7,964	624
Infinity Property & Casualty Corp.	3,160	450
INTL FCStone, Inc.*	4,525	234
Invesco Mortgage Capital, Inc.	32,238	513
Investment Technology Group, Inc.	9,537	199
James River Group Holdings, Ltd.	8,625	339
LegacyTexas Financial Group, Inc.	12,265	479
Maiden Holdings, Ltd.	19,682	152
Meta Financial Group, Inc.	2,633	256
National Bank Holding Corp. - Class A	7,847	303
The Navigators Group, Inc.	6,523	372
NBT Bancorp, Inc.	12,600	481
New York Mortgage Trust, Inc.	32,375	195
NMI Holdings, Inc. - Class A*	16,853	275
Northfield Bancorp, Inc.	13,479	224
Northwest Bancshares, Inc.	29,629	515
OFG Bancorp	12,697	178
Old National Bancorp	38,670	719
Opus Bank	4,991	143
Oritani Financial Corp.	11,442	185
Pacific Premier Bancorp, Inc.*	11,287	431
PennyMac Mortgage Investment Trust	17,581	334
Piper Jaffray Cos., Inc.	4,125	317
PRA Group, Inc.*	13,074	504
ProAssurance Corp.	15,477	549
Provident Financial Services, Inc.	17,610	485
RLI Corp.	11,255	745
S&T Bancorp, Inc.	10,107	437
Safety Insurance Group, Inc.	4,414	377
Seacoast Banking Corp. of Florida*	13,568	428
Selective Insurance Group, Inc.	16,965	933
ServisFirst Bancshares, Inc.	13,045	544
Simmons First National Corp. - Class A	22,642	677
Southside Bancshares, Inc.	7,997	269
Stewart Information Services Corp.	6,853	295
Third Point Reinsurance, Ltd.*	23,916	299

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Tompkins Financial Corp.	3,576	307
TrustCo Bank Corp.	27,846	248
United Community Banks, Inc.	21,250	652
United Fire Group, Inc.	6,119	334
United Insurance Holdings Corp.	5,925	116
Universal Insurance Holdings, Inc.	9,417	331
Virtus Investment Partners, Inc.	2,084	267
Waddell & Reed Financial, Inc. - Class A	23,690	426
Walker & Dunlop, Inc.	8,154	454
Westamerica Bancorporation	7,689	434
WisdomTree Investments, Inc.	33,602	305
World Acceptance Corp.*	1,757	195

Total		40,065

Health Care (11.2%)
Abaxis, Inc.	6,605	548
Aceto Corp.	8,891	30
Acorda Therapeutics, Inc.*	13,591	390
AMAG Pharmaceuticals, Inc.*	9,913	193
Amedisys, Inc.*	8,263	706
AMN Healthcare Services, Inc.*	13,819	810
Amphastar Pharmaceuticals, Inc.*	10,365	158
AngioDynamics, Inc.*	10,628	236
ANI Pharmaceuticals, Inc.*	2,621	175
Anika Therapeutics, Inc.*	4,258	136
BioTelemetry, Inc.*	8,997	405
Cambrex Corp.*	9,518	498
Community Health Systems, Inc.*	33,584	112
Computer Programs and Systems, Inc.	3,295	108
CONMED Corp.	7,207	528
Corcept Therapeutics, Inc.*	27,620	434
CorVel Corp.*	2,781	150
Cross Country Healthcare, Inc.*	10,511	118
CryoLife, Inc.*	9,732	271
Cutera, Inc.*	3,937	159
Cytokinetics, Inc.*	14,712	122
DepoMed, Inc.*	18,362	122
Diplomat Pharmacy, Inc.*	13,915	356
Eagle Pharmaceuticals, Inc.*	2,403	182
Emergent Biosolutions, Inc.*	10,215	516

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Enanta Pharmaceuticals, Inc.*	4,173	484
Endo International PLC*	58,163	548
Ensign Group, Inc.	14,060	504
HealthEquity, Inc.*	15,167	1,139
HealthStream, Inc.	7,463	204
Heska Corp.*	1,939	201
HMS Holdings Corp.*	24,031	520
Innoviva, Inc.*	19,925	275
Inogen, Inc.*	5,025	936
Integer Holdings Corp.*	8,228	532
Invacare Corp.	9,575	178
Lannett Co., Inc.*	8,782	119
Lantheus Holdings, Inc.*	8,733	127
LeMaitre Vascular, Inc.	4,406	148
LHC Group, Inc.*	8,439	722
Ligand Pharmaceuticals, Inc. - Class B*	6,157	1,276
Luminex Corp.	11,937	353
Magellan Health, Inc.*	7,112	682
The Medicines Co.*	18,706	687
Meridian Bioscience, Inc.	12,228	194
Merit Medical Systems, Inc.*	14,558	745
MiMedx Group, Inc.*	29,499	189
Momenta Pharmaceuticals, Inc.*	22,406	458
Myriad Genetics, Inc.*	20,187	754
Natus Medical, Inc.*	9,665	333
Neogen Corp.*	14,896	1,195
Omnicell, Inc.*	11,227	589
OraSure Technologies, Inc.*	17,634	290
Orthofix International NV*	5,447	310
Owens & Minor, Inc.	17,844	298
Phibro Animal Health Corp. - Class A	5,720	263
Progenics Pharmaceuticals, Inc.*	21,288	171
The Providence Service Corp.*	3,159	248
Quality Systems, Inc.*	13,644	266
Quorum Health Corp.*	8,159	41
REGENXBIO, Inc.*	7,747	556
Repligen Corp.*	10,851	510
Select Medical Holdings Corp.*	30,971	562
Spectrum Pharmaceuticals, Inc.*	27,044	567
Supernus Pharmaceuticals, Inc.*	14,957	895
Surmodics, Inc.*	3,829	211
Tabula Rasa HealthCare, Inc.*	3,929	251
Tactile Systems Technology, Inc.*	4,280	223

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Health Care continued
Tivity Health, Inc.*	9,903	349
U.S. Physical Therapy, Inc.	3,659	351
Varex Imaging Corp.*	10,960	407

Total		28,324

Industrials (17.6%)
AAON, Inc.	11,643	387
AAR Corp.	9,303	432
ABM Industries, Inc.	18,972	554
Actuant Corp. - Class A	17,525	514
Aegion Corp.*	9,356	241
Aerojet Rocketdyne Holdings, Inc.*	21,802	643
Aerovironment, Inc.*	6,144	439
Alamo Group, Inc.	2,760	249
Albany International Corp. - Class A	8,374	504
Allegiant Travel Co.	3,637	505
American Woodmark Corp.*	4,094	375
Apogee Enterprises, Inc.	8,149	393
Applied Industrial Technologies, Inc.	11,174	784
ArcBest Corp.	7,405	338
ASGN, Inc.*	14,198	1,110
Astec Industries, Inc.	5,534	331
Atlas Air Worldwide Holdings, Inc.*	7,382	529
Axon Enterprise, Inc.*	16,601	1,049
AZZ, Inc.	7,515	327
Barnes Group, Inc.	13,972	823
Brady Corp. - Class A	13,919	537
Briggs & Stratton Corp.	12,320	217
Chart Industries, Inc.*	8,944	552
CIRCOR International, Inc.	5,789	214
Comfort Systems USA, Inc.	10,716	491
Cubic Corp.	7,234	464
DXP Enterprises, Inc.*	4,561	174
Echo Global Logistics, Inc.*	7,701	225
Encore Wire Corp.	6,019	286
Engility Holdings, Inc.*	5,123	157
EnPro Industries, Inc.	6,066	424
ESCO Technologies, Inc.	7,482	432
Essendant, Inc.	10,874	144
Exponent, Inc.	15,019	725
Federal Signal Corp.	17,328	404
Forrester Research, Inc.	2,856	120
Forward Air Corp.	8,494	502
Franklin Electric Co., Inc.	11,150	503
FTI Consulting, Inc.*	10,907	660
Gibraltar Industries, Inc.*	9,171	344
The Greenbrier Cos., Inc.	8,171	431
Griffon Corp.	9,733	173
Harsco Corp.*	23,268	514
Hawaiian Holdings, Inc.	14,662	527

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Heartland Express, Inc.	14,262	265
Heidrick & Struggles International, Inc.	5,464	191
Hillenbrand, Inc.	18,052	851
Hub Group, Inc. - Class A*	9,732	485
Insperity, Inc.	10,796	1,028
Insteel Industries, Inc.	5,230	175
Interface, Inc.	17,180	394
John Bean Technologies Corp.	9,164	815
Kaman Corp.	8,061	562
Kelly Services, Inc. - Class A	8,881	199
Korn / Ferry International	16,323	1,011
Lindsay Corp.	3,106	301
LSC Communications, Inc.	9,640	151
Lydall, Inc.*	5,017	219
Marten Transport, Ltd.	11,193	262
Matson, Inc.	12,317	473
Matthews International Corp. - Class A	9,279	546
Mercury Systems, Inc.*	13,916	530
Mobile Mini, Inc.	12,885	604
Moog, Inc. - Class A	9,368	730
Mueller Industries, Inc.	16,623	491
Multi-Color Corp.	4,017	260
MYR Group, Inc.*	4,764	169
National Presto Industries, Inc.	1,451	180
Navigant Consulting, Inc.*	13,049	289
Orion Group Holdings, Inc.*	8,175	67
Patrick Industries, Inc.*	6,797	386
PGT Innovations, Inc.*	14,432	301
Powell Industries, Inc.	2,516	88
Proto Labs, Inc.*	7,234	860
Quanex Building Products Corp.	10,129	182
Raven Industries, Inc.	10,363	398
Resources Connection, Inc.	8,555	145
RR Donnelley & Sons Co.	20,301	117
Saia, Inc.*	7,416	600
Simpson Manufacturing Co., Inc.	11,904	740
SkyWest, Inc.	15,030	780
SPX Corp.*	12,409	435
SPX Flow, Inc.*	12,279	537
Standex International Corp.	3,706	379
Team, Inc.*	8,659	200
Tennant Co.	5,193	410
Tetra Tech, Inc.	16,060	939
Titan International, Inc.	14,338	154
Trex Co., Inc.*	16,999	1,064
Triumph Group, Inc.	14,358	281
TrueBlue, Inc.*	10,816	291

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
UniFirst Corp.	4,453	788
Universal Forest Products, Inc.	17,772	651
US Ecology, Inc.	6,333	403
Veritiv Corp.*	3,247	129
Viad Corp.	5,914	321
Vicor Corp.*	4,732	206
Wabash National Corp.	16,761	313
WageWorks, Inc.*	11,446	572
Watts Water Technologies, Inc. - Class A	8,034	630

Total		44,295

Information Technology (14.2%)
3D Systems Corp.*	32,866	454
8x8, Inc.*	26,857	539
ADTRAN, Inc.	13,836	206
Advanced Energy Industries, Inc.*	11,357	660
Agilysys, Inc.*	4,428	69
Alarm.com Holdings, Inc.*	7,238	292
Anixter International, Inc.*	8,400	532
Applied Optoelectronics, Inc.*	5,654	254
Axcelis Technologies, Inc.*	9,283	184
Badger Meter, Inc.	8,407	376
Bel Fuse, Inc. - Class B	2,844	59
Benchmark Electronics, Inc.	13,712	400
Blucora, Inc.*	13,567	502
Bottomline Technologies, Inc.*	10,113	504
Brooks Automation, Inc.	20,370	665
Cabot Microelectronics Corp.	7,417	798
CACI International, Inc. - Class A*	7,132	1,202
CalAmp Corp.*	10,327	242
Cardtronics PLC*	13,262	321
CEVA, Inc.*	6,417	194
Cohu, Inc.	8,316	204
Comtech Telecommunications Corp.	6,821	217
Control4 Corp.*	5,858	142
Cray, Inc.*	11,738	289
CSG Systems International, Inc.	9,718	397
CTS Corp.	9,535	343
Daktronics, Inc.	11,302	96
Diebold, Inc.	21,935	262
Digi International, Inc.*	7,841	104
Diodes, Inc.*	11,170	385
DSP Group, Inc.*	6,548	82
Ebix, Inc.	6,361	485
Electro Scientific Industries, Inc.*	9,930	157

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Electronics for Imaging, Inc.*	12,914	421
ePlus, Inc.*	3,956	372
EVERTEC, Inc.	17,406	380
Exlservice Holdings, Inc.*	9,933	562
Extreme Networks, Inc.*	33,467	266
Fabrinet*	10,656	393
FARO Technologies, Inc.*	4,896	266
Finisar Corp.*	33,121	596
FormFactor, Inc.*	21,090	281
Harmonic, Inc.*	24,608	105
II-VI, Inc.*	15,894	691
Insight Enterprises, Inc.*	10,233	501
Itron, Inc.*	9,962	598
KEMET Corp.*	14,306	346
Knowles Corp.*	25,977	397
Kopin Corp.*	17,901	51
Kulicke and Soffa Industries, Inc.	19,957	475
Liquidity Services, Inc.*	7,509	49
LivePerson, Inc.*	16,131	340
ManTech International Corp. - Class A	7,610	408
MaxLinear, Inc. - Class A*	17,901	279
Methode Electronics, Inc. - Class A	10,640	429
MicroStrategy, Inc. - Class A*	2,718	347
Monotype Imaging Holdings, Inc.	12,179	247
MTS Systems Corp.	5,149	271
Nanometrics, Inc.*	6,899	244
NETGEAR, Inc.*	9,111	569
NIC, Inc.	19,207	299
Oclaro, Inc.*	49,282	440
OneSpan, Inc.*	8,731	172
OSI Systems, Inc.*	4,906	379
Park Electrochemical Corp.	5,495	127
PDF Solutions, Inc.*	7,941	95
Perficient, Inc.*	10,124	267
Photronics, Inc.*	20,179	161
Plexus Corp.*	9,523	567
Power Integrations, Inc.	8,542	624
Progress Software Corp.	13,128	510
Qualys, Inc.*	9,455	797
QuinStreet, Inc.*	10,617	135
Rambus, Inc.*	31,039	389
Rogers Corp.*	5,304	591
Rudolph Technologies, Inc.*	9,185	272
Sanmina Corp.*	19,810	580
ScanSource, Inc.*	7,385	298
Semtech Corp.*	19,113	899
Shutterstock, Inc.*	5,336	253

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
SolarEdge Technologies, Inc.*	10,918	522
SPS Commerce, Inc.*	5,014	368
Stamps.com, Inc.*	4,814	1,218
Super Micro Computer, Inc.*	10,968	259
Sykes Enterprises, Inc.*	11,494	331
TiVo Corp.	35,509	478
Travelport Worldwide, Ltd.	36,395	675
TTEC Holdings, Inc.	4,119	142
TTM Technologies, Inc.*	26,885	474
Ultra Clean Holdings, Inc.*	11,182	186
Veeco Instruments, Inc.*	14,061	200
Viavi Solutions, Inc.*	65,354	669
Virtusa Corp.*	7,971	388
XO Group, Inc.*	7,031	225
Xperi Corp.	14,159	228

Total		35,718

Materials (4.7%)
A. Schulman, Inc.	8,527	379
AdvanSix, Inc.*	8,807	323
AK Steel Holding Corp.*	91,052	395
American Vanguard Corp.	7,590	174
Balchem Corp.	9,272	910
Boise Cascade Co.	11,226	502
Century Aluminum Co.*	14,415	227
Clearwater Paper Corp.*	4,753	110
Flotek Industries, Inc.*	16,421	53
FutureFuel Corp.	7,326	103
H.B. Fuller Co.	14,598	784
Hawkins, Inc.	2,746	97
Haynes International, Inc.	3,615	133
Ingevity Corp.*	12,155	983
Innophos Holdings, Inc.	5,643	269
Innospec, Inc.	7,047	539
Kaiser Aluminum Corp.	4,840	504
KapStone Paper & Packaging Corp.	25,415	877
Koppers Holdings, Inc.*	6,098	234
Kraton Corp.*	9,212	425
LSB Industries, Inc.*	5,867	31
Materion Corp.	5,831	316
Myers Industries, Inc.	7,791	149
Neenah Paper, Inc.	4,855	412
Olympic Steel, Inc.	2,636	54
P.H. Glatfelter	12,619	247
Quaker Chemical Corp.	3,847	596
Rayonier Advanced Materials, Inc.	14,978	256
Schweitzer-Mauduit International, Inc.	8,881	388
Stepan Co.	5,754	449
SunCoke Energy, Inc.*	18,672	250
TimkenSteel Corp.*	11,316	185

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Materials continued
Tredegar Corp.	7,364	173
US Concrete, Inc.*	4,563	239

Total		11,766

Real Estate (5.5%)
Acadia Realty Trust	23,561	645
Agree Realty Corp.	8,962	473
American Assets Trust, Inc.	11,995	459
Armada Hoffler Properties, Inc.	13,063	195
CareTrust REIT, Inc.	21,987	367
CBL & Associates Properties, Inc.	49,861	278
Cedar Realty Trust, Inc.	22,702	107
Chatham Lodging Trust	13,246	281
Chesapeake Lodging Trust	17,436	552
Community Healthcare Trust, Inc.	4,987	149
DiamondRock Hospitality Co.	57,917	711
Easterly Government Properties, Inc.	16,301	322
EastGroup Properties, Inc.	10,091	964
Four Corners Property Trust, Inc.	17,728	437
Franklin Street Properties Corp.	30,966	265
Getty Realty Corp.	9,537	269
Global Net Lease, Inc.	19,445	397
Government Properties Income Trust	28,631	454
Hersha Hospitality Trust	10,676	229
HFF, Inc. - Class A	10,729	368
Independence Realty Trust, Inc.	25,116	259
Kite Realty Group Trust	24,163	413
Lexington Realty Trust	62,371	544
LTC Properties, Inc.	11,444	489
National Storage Affiliates Trust	14,591	450
Pennsylvania Real Estate Investment Trust	20,316	223
PS Business Parks, Inc.	5,759	740
Ramco-Gershenson Properties Trust	23,111	305
RE/MAX Holdings, Inc. - Class A	5,125	269
Retail Opportunity Investments Corp.	32,551	624
Saul Centers, Inc.	3,510	188
Summit Hotel Properties, Inc.	30,236	433
Universal Health Realty Income Trust	3,649	233

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Real Estate continued
Urstadt Biddle Properties, Inc. - Class A	8,609	195
Washington Prime Group, Inc.	53,710	436
Whitestone REIT	11,492	143

Total		13,866

Telecommunication Services (1.0%)
ATN International, Inc.	3,139	166
Cincinnati Bell, Inc.*	12,243	192
Cogent Communications Holdings, Inc.	12,031	643
Consolidated Communications Holdings, Inc.	18,724	231
Frontier Communications Corp.	23,142	124
Iridium Communications, Inc.*	24,224	390
Spok Holdings, Inc.	5,739	86
Vonage Holdings Corp.*	62,408	805

Total		2,637

Utilities (2.1%)
American States Water Co.	10,608	606
Avista Corp.	18,964	999
California Water Service Group	13,883	541
El Paso Electric Co.	11,743	694
Northwest Natural Gas Co.	8,312	530
South Jersey Industries, Inc.	24,691	827
Spire, Inc.	14,541	1,027

Total		5,224

Total Common Stocks (Cost: $181,895)		233,746

Investment Companies (2.0%)
Investment Companies (2.0%)
iShares Core S&P Small-Cap ETF	61,343	5,120

Total Investment Companies (Cost: $5,203)		5,120

Short-Term Investments (5.4%)
Commercial Paper (3.9%)
Apple, Inc., 0.000%, 8/15/18 144A	1,000,000	997
General Mills, Inc., 0.000%, 7/2/18 144A	1,000,000	1,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Short-Term Investments (5.4%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
Mondelez International, Inc., 0.000%, 8/27/18 144A	1,000,000	996
Pfizer, Inc., 0.000%, 8/20/18 144A(k)	1,000,000	997
Roche Holdings, Inc., 0.000%, 9/14/18 144A	1,000,000	996
Societe Generale SA, 0.000%, 8/16/18 144A	1,000,000	997
United Parcel Service, Inc., 0.000%, 7/11/18 144A	1,000,000	999
Walgreens Boots Alliance, Inc., 0.000%, 8/8/18 144A	1,000,000	997

Short-Term Investments (5.4%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper continued
Walmart, Inc., 0.000%, 7/16/18 144A	1,000,000	999
The Walt Disney Co., 0.000%, 8/28/18 144A	1,000,000	997

Total		9,975

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	2,685,670	2,686

Total		2,686

Short-Term Investments (5.4%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies (0.4%)
Federal Home Loan Bank, 0.000%, 7/5/18	1,000,000	1,000

Total		1,000

Total Short-Term Investments (Cost: $13,662)		13,661

Total Investments (100.1%) (Cost: $200,760)(a)		252,527

Other Assets, Less Liabilities (-0.1%)		(211)

Net Assets (100.0%)		252,316

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $9,975 representing 3.9% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $200,760 and the net unrealized appreciation of investments based on that cost was $51,810 which is comprised of $62,175 aggregate gross unrealized appreciation and $10,365 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2018.

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	Morgan Stanley	1-Month USD LIBOR + 28.5 basis points	S&P SmallCap 600 Index	5/19	$13,158	$43	$43

(k)	Cash or securities with an aggregate value of $997 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2018.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$233,746	$—	$—
Investment Companies	5,120	—	—
Short-Term Investments
Money Market Funds	2,686	—	—
All Others	—	10,975	—
Other Financial Instruments^
Total Return Swaps	—	43	—

Total Assets:	$241,552	$11,018	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Small Cap Value Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest a portion of its assets in other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), and will bear its pro rata portion of such expenses. The market prices of ETFs, closed-end funds and BDCs may trade at a premium or discount to their net asset values and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio. BDCs in particular may be less liquid and more adversely affected by poor economic or market conditions.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,034.71	$ 4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$ 4.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio

Small Cap Value Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.8%)
Aaron’s, Inc.	142,600	6,196
American Public Education, Inc.*	95,100	4,004
Boot Barn Holdings, Inc.*	68,791	1,427
Cable One, Inc.	6,172	4,526
Capella Education Co.	58,300	5,754
Cavco Industries, Inc.*	31,300	6,499
Crocs, Inc.*	128,700	2,266
CSS Industries, Inc.	77,859	1,316
Culp, Inc.	84,650	2,078
Dorman Products, Inc.*	62,400	4,263
Express, Inc.*	221,300	2,025
ILG, Inc.	122,600	4,050
LCI Industries	40,500	3,651
Lumber Liquidators Holdings, Inc.*	154,100	3,752
Party City Holdco, Inc.*	176,561	2,693
Pool Corp.	38,700	5,863
Red Robin Gourmet Burgers, Inc.*	38,000	1,771
Scholastic Corp.	48,500	2,149
Steven Madden, Ltd.	89,100	4,731
Visteon Corp.*	9,400	1,215

Total		70,229

Consumer Staples (4.4%)
BJ’s Wholesale Club Holdings, Inc.*	50,446	1,193
Energizer Holdings, Inc.	63,100	3,973
Nomad Foods, Ltd.*	408,800	7,845
Pinnacle Foods, Inc.	47,600	3,097
Post Holdings, Inc.*	45,900	3,948
PriceSmart, Inc.	39,522	3,577
The Simply Good Foods Co.*	144,802	2,091
SpartanNash Co.	96,500	2,462

Total		28,186

Energy (6.3%)
Centennial Resource Development, Inc. - Class A*	330,600	5,971
Frank’s International NV	558,634	4,357
International Seaways, Inc.*	134,200	3,106
Jagged Peak Energy, Inc.*	195,625	2,547
Keane Group, Inc.*	246,280	3,367
Kosmos Energy, Ltd.*	207,100	1,713
Matador Resources Co.*	219,500	6,596
Oceaneering International, Inc.	139,958	3,563

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Energy continued
TETRA Technologies, Inc.*	777,800	3,461
WPX Energy, Inc.*	354,200	6,386

Total		41,067

Financials (28.1%)
Assured Guaranty, Ltd.	82,300	2,941
Atlantic Capital Bancshares, Inc.*	108,156	2,125
BankUnited, Inc.	188,200	7,688
Beneficial Bancorp, Inc.	231,739	3,754
CBOE Holdings, Inc.	28,188	2,934
CoBiz Financial, Inc.	226,500	4,865
Columbia Banking System, Inc.	156,900	6,417
East West Bancorp, Inc.	112,648	7,345
Employers Holdings, Inc.	72,300	2,906
FB Financial Corp.	90,284	3,676
First Hawaiian, Inc.	72,885	2,115
Glacier Bancorp, Inc.	142,200	5,500
Green Dot Corp. - Class A*	120,300	8,829
GS Acquisition Holdings Corp.*	91,826	937
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	141,400	2,793
Hercules Capital, Inc.	268,300	3,394
Heritage Commerce Corp.	128,900	2,190
Heritage Financial Corp. of Washington	89,800	3,130
Home BancShares, Inc.	499,700	11,273
Hope Bancorp, Inc.	197,100	3,514
Houlihan Lokey, Inc.	62,675	3,210
Howard Bancorp, Inc.*	96,299	1,733
Live Oak Bancshares, Inc.	77,126	2,364
Main Street Capital Corp.	59,700	2,272
Meridian Bancorp, Inc.	143,500	2,748
National Bank Holding Corp. - Class A	150,900	5,823
Origin Bancorp, Inc.	40,300	1,650
PCSB Financial Corp.	110,094	2,188
PDL Community Bancorp*	113,559	1,784
Pinnacle Financial Partners, Inc.	41,000	2,515
Popular, Inc.	133,300	6,026
Premier Commercial Bancorp*	22,500	378
ProAssurance Corp.	100,500	3,563
Prosperity Bancshares, Inc.	73,400	5,018
Radian Group, Inc.	252,000	4,087

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Financials continued
Redwood Trust, Inc.	130,300	2,146
Safety Insurance Group, Inc.	29,500	2,519
State Auto Financial Corp.	90,900	2,719
Sterling Bancorp, Inc.	120,183	1,606
SVB Financial Group*	24,135	6,969
Texas Capital Bancshares, Inc.*	57,200	5,234
TowneBank	185,100	5,942
United Financial Bancorp, Inc.	227,500	3,986
Virtus Investment Partners, Inc.	17,600	2,252
Webster Financial Corp.	86,733	5,525
Wintrust Financial Corp.	63,800	5,554
WSFS Financial Corp.	77,800	4,147

Total		182,284

Health Care (6.7%)
Atrion Corp.	11,400	6,833
Avanos Medical, Inc.*	117,840	6,746
Ensign Group, Inc.	147,800	5,294
Haemonetics Corp.*	30,610	2,745
Molina Healthcare, Inc.*	45,000	4,407
Quidel Corp.*	134,800	8,964
Select Medical Holdings Corp.*	230,600	4,186
West Pharmaceutical Services, Inc.	43,100	4,280

Total		43,455

Industrials (13.2%)
Aegion Corp.*	192,700	4,962
Beacon Roofing Supply, Inc.*	90,800	3,870
Blue Bird Corp.*	93,400	2,088
Brady Corp. - Class A	62,300	2,402
CIRCOR International, Inc.	89,639	3,313
Cubic Corp.	70,800	4,545
ESCO Technologies, Inc.	75,200	4,339
FTI Consulting, Inc.*	76,000	4,596
Genesee & Wyoming, Inc. - Class A*	54,500	4,432
Hillenbrand, Inc.	54,890	2,588
Kirby Corp.*	32,900	2,750
Landstar System, Inc.	72,600	7,928
Lydall, Inc.*	50,900	2,222
Matthews International Corp. - Class A	47,400	2,787
McGrath RentCorp	71,608	4,531
MSA Safety, Inc.	30,500	2,938

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Small Cap Value Portfolio

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Industrials continued
Navigant Consulting, Inc.*	137,700	3,049
RBC Bearings, Inc.*	31,800	4,096
Stericycle, Inc.*	18,300	1,195
Sun Hydraulics Corp.	68,202	3,287
Thermon Group Holdings, Inc.*	95,100	2,175
Triumph Group, Inc.	220,450	4,321
U.S. Xpress Enterprises, Inc.*	32,367	490
Universal Forest Products, Inc.	108,900	3,988
Universal Logistics Holdings, Inc.	105,230	2,762

Total		85,654

Information Technology (9.2%)
Avalara, Inc.*	5,892	314
Belden, Inc.	110,400	6,748
Cabot Microelectronics Corp.	33,800	3,636
Ceridian HCM Holding, Inc.*	37,752	1,253
Cision, Ltd.*	178,633	2,671
Conduent, Inc.*	214,000	3,888
EverQuote, Inc. - Class A*	14,865	269
Evo Payments, Inc. - Class A*	10,659	219
GTT Communications, Inc.*	69,800	3,141
Harmonic, Inc.*	775,698	3,297
i3 Verticals, Inc.*	22,883	348
Knowles Corp.*	256,800	3,929
Littelfuse, Inc.	50,700	11,569
MaxLinear, Inc. - Class A*	100,800	1,571
Mesa Laboratories, Inc.	14,100	2,976
Methode Electronics, Inc. - Class A	72,600	2,926
Pluralsight, Inc.*	22,416	548
Q2 Holdings, Inc.*	46,100	2,630
RealPage, Inc.*	36,500	2,011
Rosetta Stone, Inc.*	100,000	1,603

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Rudolph Technologies, Inc.*	66,000	1,954
Zendesk, Inc.*	39,600	2,158

Total		59,659

Materials (4.7%)
American Vanguard Corp.	112,000	2,570
Carpenter Technology Corp.	96,600	5,078
Clearwater Paper Corp.*	71,200	1,645
Constellium NV - Class A*	200,500	2,065
KMG Chemicals, Inc.	86,905	6,412
Minerals Technologies, Inc.	51,300	3,865
Myers Industries, Inc.	245,607	4,716
New Gold, Inc.*	524,700	1,091
Reliance Steel & Aluminum Co.	30,300	2,653

Total		30,095

Real Estate (8.7%)
Acadia Realty Trust	99,300	2,718
American Campus Communities, Inc.	57,441	2,463
Cedar Realty Trust, Inc.	917,100	4,329
Douglas Emmett, Inc.	76,800	3,086
EastGroup Properties, Inc.	60,500	5,781
Healthcare Realty Trust, Inc.	124,864	3,631
JBG SMITH Properties	109,859	4,007
Kilroy Realty Corp.	47,400	3,585
Potlatch Corp.	88,300	4,490
PS Business Parks, Inc.	33,300	4,279
Retail Opportunity Investments Corp.	97,500	1,868
Saul Centers, Inc.	60,000	3,215
Sunstone Hotel Investors, Inc.	250,003	4,155
Terreno Realty Corp.	145,100	5,466
Washington Real Estate Investment Trust	109,000	3,306

Total		56,379

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Utilities (6.4%)
Atmos Energy Corp.	38,600	3,479
California Water Service Group	70,200	2,734
Chesapeake Utilities Corp.	79,800	6,380
El Paso Electric Co.	45,000	2,659
MGE Energy, Inc.	22,996	1,450
NorthWestern Corp.	78,300	4,483
ONE Gas, Inc.	91,500	6,839
PNM Resources, Inc.	164,800	6,411
Portland General Electric Co.	71,000	3,036
RGC Resources, Inc.	22,620	660
SCANA Corp.	20,000	770
South Jersey Industries, Inc.	78,900	2,641

Total		41,542

Total Common Stocks (Cost: $440,005)		638,550

Warrants (0.0%)
Consumer Staples (0.0%)
The Simply Good Foods Co. Warrants*	31,700	132

Total Warrants (Cost: $61)		132

Short-Term Investments (2.4%)
Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	15,667,192	15,667

Total Short-Term Investments (Cost: $15,667)		15,667

Total Investments (100.9%) (Cost: $455,733)(a)		654,349

Other Assets, Less Liabilities (-0.9%)		(5,738)

Net Assets (100.0%)		648,611

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $455,733 and the net unrealized appreciation of investments based on that cost was $198,616 which is comprised of $209,332 aggregate gross unrealized appreciation and $10,716 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Small Cap Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$638,550	$—	$—
Warrants	132	—	—
Short-Term Investments	15,667	—	—

Total Assets:	$654,349	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

International Growth Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$994.98	$ 3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$ 3.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.7%)
Autoliv, Inc.	United States	57,500	8,235
Denso Corp.	Japan	146,700	7,171
Informa PLC	United Kingdom	850,898	9,377
InterContinental Hotels Group PLC, ADR	United Kingdom	161,289	10,108
Mohawk Industries, Inc.*	United States	25,700	5,507
Naspers, Ltd. - Class N	South Africa	46,500	11,813
Schibsted ASA - Class B	Norway	102,299	2,889
USS Co., Ltd.	Japan	594,700	11,323

Total			66,423

Consumer Staples (8.4%)
Alimentation Couche-Tard, Inc. - Class B	Canada	69,000	2,998
Anheuser-Busch InBev SA/NV	Belgium	98,700	9,970
BGF Retail Co., Ltd.	South Korea	14,661	2,565
British American Tobacco PLC	United Kingdom	77,400	3,912
Clicks Group, Ltd.	South Africa	320,152	4,587
Fomento Economico Mexicano SAB de CV, ADR	Mexico	22,000	1,931
Nestle SA	Switzerland	267,769	20,793
PriceSmart, Inc.	United States	33,500	3,032
Reckitt Benckiser Group PLC	United Kingdom	95,933	7,899

Total			57,687

Energy (0.7%)
Pason Systems, Inc.	Canada	91,400	1,496
PrairieSky Royalty, Ltd.	Canada	96,700	1,909
Tupras Turkiye Petrol Rafinerileri AS	Turkey	65,000	1,528

Total			4,933

Financials (13.4%)
AIA Group, Ltd.	Hong Kong	2,237,088	19,561
Banco Bilbao Vizcaya Argentina SA	Spain	239,000	1,695
Berkshire Hathaway, Inc. - Class B*	United States	38,600	7,205
Housing Development Finance Corp., Ltd.	India	274,763	7,652
Itau Unibanco Holding SA	Brazil	71,700	664
Jyske Bank A/S	Denmark	71,500	3,922
KBC Group NV	Belgium	92,032	7,106
Marsh & McLennan Cos., Inc.	United States	22,816	1,870
Moody’s Corp.	United States	35,700	6,089
MSCI, Inc.	United States	50,500	8,354
Prudential PLC	United Kingdom	620,263	14,199
S&P Global, Inc.	United States	39,200	7,993
Svenska Handelsbanken AB	Sweden	450,200	5,004

Total			91,314

Health Care (9.6%)
Bayer AG	Germany	41,527	4,576

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care continued
CSL, Ltd.	Australia	188,695	26,898
Hoya Corp.	Japan	129,800	7,385
ResMed, Inc.	United States	78,200	8,100
Roche Holding AG	Switzerland	82,252	18,318

Total			65,277

Industrials (22.4%)
ANDRITZ AG	Austria	150,254	7,977
Assa Abloy AB - Class B	Sweden	709,000	15,111
Atlas Copco AB - Class A	Sweden	286,200	8,333
Auckland International Airport, Ltd.	New Zealand	526,711	2,419
BAE Systems PLC	United Kingdom	735,000	6,274
Canadian National Railway Co.	Canada	37,300	3,051
Canadian Pacific Railway, Ltd.	Canada	15,700	2,877
East Japan Railway Co.	Japan	78,600	7,536
Edenred	France	137,300	4,339
Elis SA	France	123,425	2,831
Epiroc AB*	Sweden	403,700	4,236
Fagerhult AB	Sweden	261,400	2,238
FANUC Corp.	Japan	36,100	7,175
Interpump Group SpA	Italy	169,700	5,279
Komatsu, Ltd.	Japan	253,400	7,251
Legrand SA	France	67,700	4,973
Linde AG	Germany	42,540	10,154
Loomis AB - Class B	Sweden	52,400	1,822
Melrose Industries PLC	United Kingdom	1,109,986	3,116
MISUMI Group, Inc.	Japan	305,600	8,916
MTU Aero Engines AG	Germany	26,700	5,132
Nabtesco Corp.	Japan	107,900	3,323
OSG Corp.	Japan	179,700	3,706
Prosegur Cia de Seguridad SA	Spain	565,900	3,698
Safran SA	France	71,600	8,700
Schindler Holding AG	Switzerland	35,478	7,623
SHO-BOND Holdings Co., Ltd.	Japan	65,400	4,554

Total			152,644

Information Technology (24.6%)
58.com, Inc., ADR*	Cayman Islands	33,800	2,344
Alibaba Group Holding, Ltd., ADR*	China	52,779	9,792
Alphabet, Inc. - Class A*	United States	10,800	12,195
Amadeus IT Group SA	Spain	190,500	15,039
ASML Holding NV	Netherlands	88,800	17,598
Azbil Corp.	Japan	38,200	1,667
Black Knight, Inc.*	United States	64,800	3,470
Keyence Corp.	Japan	38,000	21,472
Mastercard, Inc. - Class A	United States	89,300	17,549
NAVER Corp.	South Korea	4,581	3,136
Netcompany Group A/S*	Denmark	5,100	187
Nintendo Co., Ltd.	Japan	13,100	4,283
PayPal Holdings, Inc.*	United States	43,200	3,597

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Playtech PLC	United Kingdom	302,514	3,006
Rightmove PLC	United Kingdom	26,800	1,878
SAP SE	Germany	199,519	23,055
Spectris PLC	United Kingdom	112,300	3,868
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	914,000	6,491
Visa, Inc. - Class A	United States	133,525	17,686

Total			168,313

Materials (6.6%)
CRH PLC, ADR	Ireland	366,200	12,945
Elementis PLC	United Kingdom	497,400	1,660
Franco-Nevada Corp.	Canada	57,900	4,226
James Hardie Industries PLC	Ireland	474,453	7,963
Martin Marietta Materials, Inc.	United States	32,400	7,236
The Sherwin-Williams Co.	United States	23,000	9,374
Tikkurila Oyj	Finland	84,300	1,447

Total			44,851

Real Estate (1.1%)
Hispania Activos Inmobiliarios SOCIMI SA	Spain	37,460	797
Merlin Properties Socimi SA	Spain	139,400	2,028
Shaftesbury PLC	United Kingdom	145,200	1,793
Vonovia SE	Germany	61,200	2,913

Total			7,531

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Telecommunication Services (0.8%)
Safaricom, Ltd.	Kenya	18,865,000	5,466

Total			5,466

Total Common Stocks (Cost: $550,472)			664,439

Preferred Stocks (0.4%)
Financials (0.4%)
Itau Unibanco Holding SA	Brazil	253,200	2,635

Total Preferred Stocks (Cost: $3,288)			2,635

Short-Term Investments (2.0%)
Money Market Funds (2.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	United States	13,575,766	13,576

Total Short-Term Investments (Cost: $13,576)			13,576

Total Investments (99.7%) (Cost: $567,336)(a)			680,650

Other Assets, Less Liabilities (0.3%)			1,973

Net Assets (100.0%)			682,623

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $567,336 and the net unrealized appreciation of investments based on that cost was $113,313 which is comprised of $129,819 aggregate gross unrealized appreciation and $16,506 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	20.7%
Japan	14.0%
United Kingdom	9.8%
Switzerland	6.8%
Germany	6.7%
Sweden	5.4%
Other	36.3%

Total	99.7%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$664,439	$—	$—
Preferred Stocks	2,635	—	—
Short-Term Investments	13,576	—	—

Total Assets:	$680,650	$—	$—

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $433,747 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Research International Core Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$987.48	$ 3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$ 3.86

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Research International Core Portfolio

Research International Core Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.6%)
Ctrip.com International, Ltd., ADR*	Cayman Islands	54,589	2,600
Dufry AG*	Switzerland	26,568	3,391
Koito Manufacturing Co., Ltd.	Japan	109,800	7,259
LVMH Moet Hennessy Louis Vuitton SE	France	27,709	9,229
Paddy Power Betfair PLC	Ireland	30,506	3,342
Techtronic Industries Co., Ltd.	Hong Kong	968,500	5,401
USS Co., Ltd.	Japan	361,900	6,890
WPP PLC	Jersey	343,903	5,415
Yum China Holdings, Inc.	China	141,476	5,441

Total			48,968

Consumer Staples (11.2%)
Ambev SA, ADR	Brazil	549,096	2,542
British American Tobacco PLC	United Kingdom	194,721	9,842
Danone SA	France	88,182	6,474
Japan Tobacco, Inc.	Japan	253,000	7,073
L’Oreal SA	France	32,348	7,990
Nestle SA	Switzerland	218,077	16,934
Reckitt Benckiser Group PLC	United Kingdom	124,593	10,259
Sundrug Co., Ltd.	Japan	133,600	5,418
Tesco PLC	United Kingdom	1,528,575	5,179

Total			71,711

Energy (5.9%)
BP PLC	United Kingdom	1,332,086	10,167
Cairn Energy PLC*	United Kingdom	1,170,109	3,861
Caltex Australia, Ltd.	Australia	178,181	4,291
Enbridge, Inc.	Canada	127,101	4,544
Eni SPA	Italy	325,025	6,037
Galp Energia SGPS SA	Portugal	245,672	4,686
Oil Search, Ltd.	Papua New Guinea	691,083	4,552

Total			38,138

Financials (19.9%)
AEON Financial Service Co., Ltd.	Japan	271,900	5,806
AIA Group, Ltd.	Hong Kong	1,236,400	10,811
AIB Group PLC	Ireland	886,980	4,817
Aon PLC	United Kingdom	47,382	6,499
Barclays PLC	United Kingdom	2,758,968	6,882
BNP Paribas SA	France	149,870	9,309
Cerved Information Solutions SPA	Italy	150,164	1,613
DNB ASA	Norway	144,982	2,836
Erste Group Bank AG*	Austria	149,797	6,254
HDFC Bank, Ltd.	India	195,673	6,029
Hiscox, Ltd.	Bermuda	275,289	5,540
Intesa Sanpaolo SPA	Italy	2,361,761	6,858
Intesa Sanpaolo SPA - Rights(l)*	Italy	2,361,761	–
Julius Baer Group, Ltd.*	Switzerland	142,288	8,374
Jyske Bank A/S	Denmark	59,720	3,276

Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)
Financials continued
KBC Group NV	Belgium	92,568	7,148
Mitsubishi UFJ Financial Group, Inc.	Japan	1,598,400	9,111
Swiss Re AG	Switzerland	41,351	3,578
TMX Group, Ltd.	Canada	82,123	5,383
UBS Group AG*	Switzerland	735,420	11,381
Zurich Insurance Group AG	Switzerland	19,633	5,831

Total			127,336

Health Care (9.9%)
Bayer AG	Germany	121,803	13,421
Essilor International SA	France	41,982	5,927
Novo Nordisk A/S - Class B	Denmark	229,695	10,657
Roche Holding AG	Switzerland	61,945	13,796
Santen Pharmaceutical Co., Ltd.	Japan	495,200	8,637
Sonic Healthcare, Ltd.	Australia	153,364	2,784
Terumo Corp.	Japan	144,300	8,276

Total			63,498

Industrials (16.3%)
Aena SA	Spain	20,707	3,760
Brambles, Ltd.	Australia	917,975	6,033
Daikin Industries, Ltd.	Japan	78,100	9,361
GEA Group AG	Germany	146,319	4,936
Hitachi, Ltd.	Japan	445,000	3,141
Hoshizaki Corp.	Japan	35,100	3,554
Kubota Corp.	Japan	490,700	7,725
Legrand SA	France	70,307	5,164
Linde AG	Germany	53,273	12,716
Malaysia Airports Holdings Bhd	Malaysia	1,245,000	2,712
Melrose Industries PLC	United Kingdom	1,676,199	4,705
RELX NV	Netherlands	310,387	6,621
Ritchie Bros Auctioneers, Inc.	Canada	95,731	3,265
Schindler Holding AG	Switzerland	29,281	6,316
Schneider Electric SE	France	150,583	12,559
TOTO, Ltd.	Japan	156,500	7,266
Yamato Holdings Co., Ltd.	Japan	149,300	4,402

Total			104,236

Information Technology (11.0%)
Alibaba Group Holding, Ltd., ADR*	Cayman Islands	7,506	1,393
Amadeus IT Group SA	Spain	91,297	7,207
Baidu, Inc., ADR*	Cayman Islands	6,493	1,578
Check Point Software Technologies, Ltd.*	Israel	41,802	4,083
Cognizant Technology Solutions Corp. - Class A	United States	113,100	8,934
EPAM Systems, Inc.*	United States	45,468	5,653
Just Eat PLC*	United Kingdom	354,896	3,649
Mastercard, Inc. - Class A	United States	21,585	4,242
Mellanox Technologies, Ltd.*	Israel	44,498	3,751
NAVER Corp.	South Korea	6,660	4,559

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)
Information Technology continued
Nomura Research Institute, Ltd.	Japan	98,400	4,773
NVIDIA Corp.	United States	12,283	2,910
Samsung Electronics Co., Ltd.	South Korea	47,556	1,990
Scout24 AG	Germany	46,702	2,478
Silicon Motion Technology Corp., ADR	Cayman Islands	41,700	2,205
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	977,189	6,939
Telefonaktiebolaget LM Ericsson - Class B	Sweden	503,526	3,894

Total			70,238

Materials (6.8%)
Akzo Nobel NV	Netherlands	112,123	9,600
Croda International PLC	United Kingdom	128,611	8,151
Nitto Denko Corp.	Japan	57,600	4,361
Orica, Ltd.	Australia	307	4
Rio Tinto PLC	United Kingdom	145,954	8,092
Sika AG	Switzerland	47,115	6,537
Symrise AG	Germany	75,414	6,614

Total			43,359

Real Estate (2.8%)
Grand City Properties SA	Luxembourg	317,575	8,248
LEG Immobilien AG	Germany	87,568	9,519

Total			17,767

Telecommunication Services (3.8%)
Advanced Info Service PCL	Thailand	636,100	3,552
Cellnex Telecom SA	Spain	187,289	4,724

Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)
Telecommunication Services continued
Com Hem Holding AB	Sweden	162,046	2,634
KDDI Corp.	Japan	275,000	7,529
SoftBank Group Corp.	Japan	85,400	6,150

Total			24,589

Utilities (3.5%)
APA Group	Australia	572,926	4,176
China Resources Gas Group, Ltd.	Bermuda	1,008,000	4,368
CLP Holdings, Ltd.	Hong Kong	393,000	4,233
E.ON SE	Germany	388,278	4,151
Iberdrola, SA	Spain	734,716	5,683

Total			22,611

Total Common Stocks (Cost: $555,465)			632,451

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	United States	6,752,718	6,753

Total Short-Term Investments (Cost: $6,753)			6,753

Total Investments (99.8%) (Cost: $562,218)(a)			639,204

Other Assets, Less Liabilities (0.2%)			1,517

Net Assets (100.0%)			640,721

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $562,218 and the net unrealized appreciation of investments based on that cost was $76,985 which is comprised of $99,021 aggregate gross unrealized appreciation and $22,036 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.2%
United Kingdom	12.1%
Switzerland	11.9%
France	8.8%
Germany	8.4%
Other	40.4%

Total	99.8%

(l)	Security valued using significant unobservable inputs.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Financials	$127,336	$—	$—
All Others	505,115	—	—
Short-Term Investments	6,753	—	—

Total Assets:	$639,204	$—	$—

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $508,627 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

International Equity Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.
Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$ 970.76	$ 2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$ 2.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio

International Equity Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (6.0%)
Cie Generale des Etablissements Michelin	France	147,808	18,003
Kingfisher PLC	United Kingdom	5,779,010	22,652
Panasonic Corp.	Japan	1,075,080	14,502
Ryohin Keikaku Co., Ltd.	Japan	39,360	13,865
SES SA	Luxembourg	1,775,190	32,526
Sumitomo Rubber Industries, Ltd.	Japan	510,910	8,122

Total			109,670

Consumer Staples (3.8%)
Ezaki Glico Co., Ltd.	Japan	197,330	9,482
Kirin Holdings Co., Ltd.	Japan	863,000	23,096
Seven & i Holdings Co., Ltd.	Japan	474,900	20,722
Suntory Beverage & Food, Ltd.	Japan	401,300	17,144

Total			70,444

Energy (12.3%)
BP PLC	United Kingdom	6,780,420	51,749
Eni SPA	Italy	1,605,485	29,822
Galp Energia SGPS SA	Portugal	485,530	9,262
Husky Energy, Inc.	Canada	1,138,760	17,749
Inpex Corp.	Japan	952,120	9,885
Kunlun Energy Co., Ltd.	Bermuda	13,549,350	11,864
Royal Dutch Shell PLC - Class B	United Kingdom	1,154,175	41,333
SBM Offshore NV	Netherlands	1,371,290	21,338
TOTAL SA	France	535,650	32,659

Total			225,661

Financials (16.4%)
Aegon NV	Netherlands	3,999,610	23,989
AIA Group, Ltd.	Hong Kong	1,167,390	10,207
AXA SA	France	744,155	18,263
Bangkok Bank PCL	Thailand	4,208,000	24,831
Bank of Ireland Group PLC	Ireland	1,608,430	12,557
Barclays PLC	United Kingdom	10,857,440	27,082
BNP Paribas SA	France	371,430	23,072
China Life Insurance Co., Ltd. - Class H	China	7,138,010	18,424
Credit Agricole SA	France	768,660	10,265
Hana Financial Group, Inc.*	South Korea	446,030	17,149
HSBC Holdings PLC	United Kingdom	3,236,027	30,357
ING Groep NV	Netherlands	1,283,032	18,471
KB Financial Group, Inc., ADR	South Korea	237,530	11,040
Standard Chartered PLC	United Kingdom	3,417,202	31,235
UBS Group AG*	Switzerland	1,448,460	22,415

Total			299,357

Health Care (18.8%)
Astellas Pharma, Inc.	Japan	1,956,730	29,851
Bayer AG	Germany	227,228	25,036

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care continued
Fresenius Medial Care AG & Co.	Germany	141,560	14,280
Getinge AB - Class B	Sweden	676,171	6,153
GlaxoSmithKline PLC	United Kingdom	717,530	14,487
Merck KGaA	Germany	251,030	24,513
MorphoSys AG*	Germany	256,240	31,420
Novartis AG	Switzerland	139,660	10,617
Qiagen NV*	Netherlands	378,752	13,800
Roche Holding AG	Switzerland	96,190	21,422
Sanofi	France	416,285	33,373
Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	14,809
Shire PLC	Jersey	579,020	32,592
Sinopharm Group Co., Ltd.	China	2,825,200	11,361
Teva Pharmaceutical Industries, Ltd., ADR	Israel	1,581,360	38,459
UCB SA	Belgium	275,350	21,653

Total			343,826

Industrials (10.1%)
A.P. Moeller - Maersk A/S - Class B	Denmark	8,990	11,200
BAE Systems PLC	United Kingdom	2,968,690	25,341
Cie de Saint-Gobain	France	460,830	20,595
CK Hutchison Holdings, Ltd.	Cayman Islands	2,208,070	23,416
IHI Corp.	Japan	368,800	12,858
Rolls-Royce Holdings PLC*	United Kingdom	1,926,730	25,128
Siemens AG	Germany	159,550	21,095
Siemens AG, ADR	Germany	101,560	6,691
Travis Perkins PLC	United Kingdom	1,058,180	19,866
Vestas Wind Systems	Denmark	300,560	18,609

Total			184,799

Information Technology (8.1%)
Baidu, Inc., ADR*	Cayman Islands	97,900	23,790
Infineon Technologies AG	Germany	685,510	17,476
NetEase, Inc., ADR	Cayman Islands	36,080	9,116
Omron Corp.	Japan	229,700	10,726
Pegatron Corp., GDR 144A	Taiwan	425,020	4,377
Quanta Computer, Inc.	Taiwan	4,807,820	8,437
Samsung Electronics Co., Ltd.	South Korea	1,250,500	52,343
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,188,135	22,639

Total			148,904

Materials (9.0%)
Akzo Nobel NV	Netherlands	256,360	21,950
CRH PLC	Ireland	558,050	19,701
Goldcorp, Inc.	Canada	1,047,960	14,388
HeidelbergCement AG	Germany	249,870	21,033
LANXESS AG	Germany	334,970	26,131
Novozymes A/S - Class B	Denmark	308,870	15,671

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

Common Stocks (97.3%)	Country	Shares/ $ Par	Value $ (000’s)
Materials continued
Sumitomo Metal Mining Co., Ltd.	Japan	349,770	13,389
thyssenkrupp AG	Germany	378,970	9,214
Wheaton Precious Metals Corp.	Canada	317,420	7,007
Yara International ASA	Norway	375,770	15,595

Total			164,079

Real Estate (2.0%)
CK Asset Holdings, Ltd.	Cayman Islands	2,040,070	16,200
Mitsui Fudosan Co., Ltd.	Japan	811,700	19,604

Total			35,804

Telecommunication Services (7.6%)
China Mobile, Ltd.	China	2,357,200	20,941
China Telecom Corp., Ltd. - Class H	China	50,940,160	23,829
Singapore Telecommunications, Ltd.	Singapore	11,610,330	26,246
SoftBank Group Corp.	Japan	362,440	26,101
Telefonica Deutschland Holding AG	Germany	5,195,420	20,483
Vodafone Group PLC	United Kingdom	9,251,794	22,444

Total			140,044

Utilities (3.2%)
E.ON SE	Germany	1,796,370	19,203
Innogy SE	Germany	217,640	9,325
Orsted A/S	Denmark	215,590	13,044
Veolia Environnement SA	France	832,890	17,829

Total			59,401

Total Common Stocks (Cost: $1,616,297)			1,781,989

Preferred Stocks (0.3%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care (0.3%)
Draegerwerk AG & Co. KGaA,	Germany	92,710	6,659

Total Preferred Stocks (Cost: $11,723)			6,659

Short-Term Investments (2.0%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	United States	31,332,257	31,332

Total			31,332

US Government & Agencies (0.3%)
Federal Home Loan Bank, 0.000%, 7/2/18	United States	4,700,000	4,700

Total			4,700

Total Short-Term Investments (Cost: $36,032)			36,032

Total Investments (99.6%) (Cost: $1,664,052)(a)			1,824,680

Other Assets, Less Liabilities (0.4%)			6,465

Net Assets (100.0%)			1,831,145

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $4,377 representing 0.2% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,664,052 and the net unrealized appreciation of investments based on that cost was $160,627 which is comprised of $269,826 aggregate gross unrealized appreciation and $109,199 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.0%
Germany	13.8%
Japan	12.5%
France	9.5%
Netherlands	5.4%
Other	41.4%

Total	99.6%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Preferred Stocks	$6,659	$—	$—
Common Stocks	1,781,989	—	—
Short-Term Investments	—	—	—
US Government & Agencies	—	4,700	—
Money Market Funds	31,332	—	—

Total Assets:	$1,819,980	$4,700	$—

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $1,562,080 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Emerging Markets Equity Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$896.83	$ 4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$ 5.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Common Stocks (96.7%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.6%)
Astra International Tbk PT	Indonesia	27,730,500	12,772
China International Travel Service Corp., Ltd.	China	1,080,795	10,520
Hero MotoCorp, Ltd.	India	133,100	6,737
Huazhu Group, Ltd.	Cayman Islands	66,190	2,779
Lojas Renner SA	Brazil	1,096,900	8,312
Midea Group Co., Ltd.	China	1,117,999	8,812
SACI Falabella	Chile	714,370	6,547
Truworths International, Ltd.	South Africa	1,274,000	7,175
Yum China Holdings, Inc.	United States	306,767	11,798

Total			75,452

Consumer Staples (12.9%)
Ambev SA, ADR	Brazil	1,978,909	9,162
Amorepacific Group	South Korea	38,000	4,211
BIM Birlesik Magazalar AS	Turkey	433,000	6,329
BRF SA*	Brazil	698,635	3,245
Fomento Economico Mexicano SAB de CV, ADR	Mexico	155,100	13,616
Hindustan Unilever, Ltd.	India	413,600	9,877
ITC, Ltd.	India	2,846,377	11,009
Jeronimo Martins SGPS SA	Portugal	79,827	1,153
Kweichow Moutai Co., Ltd.	China	122,780	13,562
Magnit PJSC	Russia	97,300	7,146
Massmart Holdings, Ltd.	South Africa	544,000	4,427

Total			83,737

Energy (2.9%)
LUKOIL PJSC, ADR	Russia	178,306	12,220
Ultrapar Participacoes SA	Brazil	591,439	7,012

Total			19,232

Financials (25.3%)
Aditya Birla Capital, Ltd.*	India	749,700	1,456
AIA Group, Ltd.	Hong Kong	1,966,200	17,192
Banco Bradesco SA, ADR	Brazil	2,480,823	17,018
Banco Santander Chile, ADR	Chile	211,312	6,642
Bank Central Asia Tbk PT	Indonesia	7,605,200	11,397
Bank of the Philippine Islands	Philippines	4,831,436	8,012
Bank Pekao SA	Poland	192,900	5,819
Grupo Financiero Banorte SAB de CV	Mexico	2,102,660	12,364
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	312,147	9,390
Housing Development Finance Corp., Ltd.	India	830,971	23,142
Kotak Mahindra Bank, Ltd.	India	637,661	12,508
Ping An Insurance Group Co. of China, Ltd. - Class H	China	1,705,500	15,695
Public Bank Bhd	Malaysia	1,566,600	9,060
The Siam Commercial Bank PCL	Thailand	1,939,800	6,938
Standard Chartered PLC	United Kingdom	479,500	4,383
Turkiye Garanti Bankasi AS	Turkey	1,974,500	3,602

Total			164,618

Common Stocks (96.7%)	Country	Shares/ $ Par	Value $ (000’s)
Health Care (1.3%)
Richter Gedeon Nyrt	Hungary	271,700	4,962
Wuxi Biologics Cayman, Inc.*	China	291,500	3,245

Total			8,207

Industrials (2.8%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	554,980	8,816
Shanghai International Airport Co., Ltd.	China	1,145,182	9,590

Total			18,406

Information Technology (21.8%)
Autohome, Inc., ADR	Cayman Islands	23,617	2,385
Hangzhou Hikvision Digital Technology Co., Ltd.	China	2,016,662	11,302
NAVER Corp.	South Korea	15,598	10,679
Samsung Electronics Co., Ltd.	South Korea	768,150	32,153
Sunny Optical Technology Group Co., Ltd.	Cayman Islands	8,600	160
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,419,290	31,381
Tata Consultancy Services, Ltd.	India	400,260	10,778
Tencent Holdings, Ltd.	Cayman Islands	855,700	42,951

Total			141,789

Materials (8.9%)
Grasim Industries, Ltd.	India	535,500	7,863
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	4,987
LG Chem, Ltd.	South Korea	21,830	6,532
The Siam Cement PCL	Thailand	950,600	11,821
UltraTech Cement, Ltd.	India	181,400	10,057
Vale SA, ADR	Brazil	1,302,100	16,693

Total			57,953

Real Estate (6.0%)
Ayala Land, Inc.	Philippines	20,202,000	14,347
China Resources Land, Ltd.	Cayman Islands	3,106,000	10,471
Hang Lung Group, Ltd.	Hong Kong	889,000	2,493
Hang Lung Properties, Ltd.	Hong Kong	2,326,000	4,797
Multiplan Empreendimentos Imobiliarios SA	Brazil	463,700	6,820

Total			38,928

Telecommunication Services (3.2%)
China Mobile, Ltd.	Hong Kong	1,514,500	13,455
MTN Group, Ltd.	South Africa	902,000	7,095

Total			20,550

Total Common Stocks (Cost: $604,483)			628,872

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Preferred Stocks (1.3%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Staples (0.4%)
Amorepacific Corp.	South Korea	20,400	2,837

Total			2,837

Information Technology (0.9%)
Samsung Electronics Co., Ltd.*	South Korea	170,500	5,760

Total			5,760

Total Preferred Stocks (Cost: $9,630)			8,597

Short-Term Investments (2.2%)	Country	Shares/ $ Par	Value $ (000’s)
Money Market Funds (2.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	United States	14,345,307	14,345

Total Short-Term Investments (Cost: $14,345)			14,345

Total Investments (100.2%) (Cost: $628,458)(a)			651,814

Other Assets, Less Liabilities (-0.2%)			(1,582)

Net Assets (100.0%)			650,232

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $628,458 and the net unrealized appreciation of investments based on that cost was $23,356 which is comprised of $91,205 aggregate gross unrealized appreciation and $67,849 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
China	20.4%
India	14.4%
Brazil	10.5%
South Korea	9.6%
Hong Kong	8.9%
Mexico	5.4%
Other	31.0%

Total	100.2%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Preferred Stocks	$8,597	$—	$—
Common Stocks
Financials	157,680	6,938	—
All Others	464,254	—	—
Short-Term Investments	14,345	—	—

Total Assets:	$644,876	$6,938	$—

For the period ended June 30, 2018, there were transfers from Level 2 to Level 1 in the amount of $507,083 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Government Money Market Portfolio (unaudited)

As a government money market portfolio, the Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside of the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,006.29	$ 1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$ 1.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

You could lose money by investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

Government Money Market Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Money Market Investments (98.8%)	Shares/ $ Par	Value $ (000’s)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	573,760	574

Total		574

Repurchase Agreements (33.5%)
Tri-Party Bank of Montreal, 2.050%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $5,000,854, collateralized by various US Treasury obligations, 0.000% to 1.625%, due from 8/16/18 to 2/15/26, aggregate par and fair value of $5,559,666 and $5,102,089, respectively)	5,000,000	5,000
Tri-Party Bank of Nova Scotia, 2.100%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $9,001,575, collateralized by various US Treasury obligations, 0.125% to 2.750%, due from 4/15/20 to 11/15/23, aggregate par and fair value of $9,287,045 and $9,189,481, respectively)	9,000,000	9,000
Tri-Party BNP Paribas, 2.100%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,750, collateralized by various US government sponsored agency obligations, 2.500% to 7.000%, due from 1/7/21 to 4/20/48, aggregate par and fair value of $10,036,208 and $10,184,454, respectively)	10,000,000	10,000
Tri-Party BNP Paribas, 2.120%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,767, collateralized by various US Treasury obligations, 0.000% to 2.500%, due from 7/31/18 to 5/15/46, aggregate par and fair value of $10,772,374 and $10,207,037, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, 2.100%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,750, collateralized by various US Treasury obligations and US government sponsored agency, 0.000% to 3.000%, due from 9/20/18 to 5/15/34, aggregate par and fair value of $14,946,557 and $10,216,455, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, 2.120%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,767, collateralized by various US Treasury obligations and US government sponsored agency, 0.000% to 3.000%, due from 9/20/18 to 5/15/34, aggregate par and fair value of $14,925,768 and $10,179,744, respectively)	10,000,000	10,000
Tri-Party Credit Agricole, 2.120%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,767, collateralized by US Treasury Inflation Index Bond, 0.375%, due 1/15/27, par and fair value of $10,502,330 and $10,207,246, respectively)	10,000,000	10,000
Tri-Party Goldman Sachs, 2.070%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,725, collateralized by US government sponsored agency, 3.500%, due 11/20/44, par and fair value of $10,149,434 and $10,232,436, respectively)	10,000,000	10,000

Money Market Investments (98.8%)	Shares/ $ Par	Value $ (000’s)
Repurchase Agreements continued
Tri-Party HSBC Securities, 1.910%, 7/3/18 (Purchased on 6/26/18, to be repurchased at $2,000,743, collateralized by US Treasury Inflation Index Bond, 0.375%, due 1/15/27, par and fair value of $2,103,499 and $2,044,397, respectively)	2,000,000	2,000
Tri-Party HSBC Securities, 2.110%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,758, collateralized by various US government sponsored agency obligations, 1.875% to 3.500%, due from 6/15/22 to 12/15/42, aggregate par and fair value of $10,197,801 and $10,225,602, respectively)	10,000,000	10,000
Tri-Party Mitsubishi UFJ, 2.110%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,758, collateralized by various US government sponsored agency obligations, 3.250% to 4.500%, due from 4/20/47 to 10/15/58, aggregate par and fair value of $10,178,871 and $10,199,544, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 2.120%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $10,001,767, collateralized by various US Treasury obligations, 0.125% to 0.625%, due from 4/15/20 to 1/15/26, aggregate par and fair value of $10,276,693 and $10,205,640, respectively)	10,000,000	10,000
Tri-Party Natixis S.A., 2.100%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $15,002,625, collateralized by US Treasury Inflation Index Bond and various US government sponsored agency obligations, 0.375% to 4.500%, due from 7/15/25 to 5/20/48, aggregate par and fair value of $15,532,621 and $15,269,166, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 2.120%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $5,000,883, collateralized by various US government sponsored agency obligations, 2.808% to 5.795%, due from 9/1/22 to 1/1/48, aggregate par and fair value of $5,314,804 and $5,124,185, respectively)	5,000,000	5,000
Tri-Party TD Securities, 2.120%, 7/2/18 (Purchased on 6/29/18, to be repurchased at $13,002,297, collateralized by US government sponsored agency, 3.500%, due 7/1/46, par and fair value of $13,374,103 and $13,369,128, respectively)	13,000,000	13,000

Total		139,000

US Government & Agencies (65.2%)
Federal Farm Credit Bank, 0.000%, 8/10/18	355,000	354
Federal Farm Credit Bank, 0.000%, 9/19/18	4,205,000	4,187
Federal Farm Credit Bank, 0.000%, 11/19/18	6,380,000	6,329
Federal Farm Credit Bank, 0.000%, 12/24/18	1,470,000	1,454
Federal Farm Credit Bank, 0.000%, 1/4/19	2,220,000	2,195
Federal Farm Credit Bank, 0.000%, 1/16/19	4,380,000	4,328
Federal Farm Credit Bank, 0.000%, 3/11/19	2,440,000	2,402
Federal Farm Credit Bank, 0.000%, 3/19/19	2,440,000	2,401

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Government Money Market Portfolio

Money Market Investments (98.8%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 0.000%, 4/12/19	635,000	624
Federal Farm Credit Bank, 1.975%, (1 Month LIBOR less 0.05%), 2/7/20	4,910,000	4,910
Federal Farm Credit Bank, 1.996%, (1 Month LIBOR less 0.10%), 7/25/19	4,500,000	4,498
Federal Home Loan Bank, 0.000%, 7/10/18	3,160,000	3,158
Federal Home Loan Bank, 0.000%, 7/11/18	3,975,000	3,973
Federal Home Loan Bank, 0.000%, 7/18/18	13,095,000	13,083
Federal Home Loan Bank, 0.000%, 7/20/18	2,365,000	2,363
Federal Home Loan Bank, 0.000%, 7/25/18	6,520,000	6,512
Federal Home Loan Bank, 0.000%, 8/3/18	2,405,000	2,401
Federal Home Loan Bank, 0.000%, 8/8/18	4,165,000	4,157
Federal Home Loan Bank, 0.000%, 8/10/18	8,500,000	8,484
Federal Home Loan Bank, 0.000%, 8/22/18	5,305,000	5,290
Federal Home Loan Bank, 0.000%, 8/29/18	870,000	867
Federal Home Loan Bank, 0.000%, 9/7/18	3,095,000	3,084
Federal Home Loan Bank, 0.000%, 9/10/18	2,785,000	2,774
Federal Home Loan Bank, 0.000%, 10/19/18	4,780,000	4,751
Federal Home Loan Bank, 0.000%, 10/22/18	435,000	432
Federal Home Loan Bank, 1.886%, (1 Month LIBOR less 0.12%), 10/3/18	3,500,000	3,500
Federal Home Loan Bank, 1.901%, (1 Month LIBOR less 0.10%), 11/2/18	10,000,000	10,000
Federal Home Loan Bank, 1.907%, (1 Month LIBOR less 0.15%), 11/14/18	4,185,000	4,185
Federal Home Loan Bank, 1.943%, (1 Month LIBOR less 0.16%), 7/27/18	4,000,000	4,000
Federal Home Loan Bank, 1.955%, (1 Month LIBOR less 0.13%), 11/16/18	7,000,000	7,000
Federal Home Loan Bank, 1.958%, (1 Month LIBOR less 0.14%), 10/26/18	5,000,000	5,000
Federal Home Loan Bank, 1.971%, (1 Month LIBOR less 0.12%), 3/25/19	6,000,000	6,000
Federal Home Loan Bank, 1.976%, (1 Month LIBOR less 0.07%), 2/11/19	1,010,000	1,010
Federal Home Loan Bank, 1.976%, (1 Month LIBOR less 0.12%), 2/25/19	5,000,000	5,000
Federal Home Loan Bank, 1.986%, (1 Month LIBOR less 0.06%), 9/11/19	4,000,000	4,000
Federal Home Loan Bank, 2.001%, (1 Month LIBOR less 0.09%), 1/25/19	3,650,000	3,650
Federal Home Loan Bank, 2.006%, (1 Month LIBOR less 0.04%), 7/9/18	5,000,000	5,000

Money Market Investments (98.8%)	Shares/ $ Par	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 2.015%, (1 Month LIBOR less 0.07%), 12/19/18	8,000,000	8,000
Federal Home Loan Bank, 2.023%, (1 Month LIBOR less 0.08%), 8/27/19	3,045,000	3,045
Federal Home Loan Bank, 2.045%, (1 Month LIBOR less 0.04%), 4/17/20	2,550,000	2,550
Federal Home Loan Bank, 2.052%, (1 Month LIBOR less 0.05%), 6/28/19	1,080,000	1,080
Federal Home Loan Bank, 2.165%, (3 Month LIBOR less 0.16%), 6/20/19	1,600,000	1,600
Federal Home Loan Bank, 2.166%, (3 Month LIBOR less 0.16%), 6/12/19	1,390,000	1,390
Federal Home Loan Bank, 2.166%, (3 Month LIBOR less 0.16%), 6/20/19	1,950,000	1,950
Federal Home Loan Bank, 2.186%, (3 Month LIBOR less 0.14%), 12/19/19	1,770,000	1,770
Federal Home Loan Mortgage Corp., 0.000%, 7/26/18	7,475,000	7,466
Federal Home Loan Mortgage Corp., 0.000%, 8/20/18	3,180,000	3,172
Federal Home Loan Mortgage Corp., 0.875%, 10/12/18	2,785,000	2,779
Federal Home Loan Mortgage Corp., 1.930%, (1 Month LIBOR less 0.10%), 8/8/19	3,975,000	3,973
US Treasury, 0.000%, 7/19/18	5,370,000	5,366
US Treasury, 0.000%, 8/2/18	7,080,000	7,070
US Treasury, 0.000%, 8/9/18	920,000	918
US Treasury, 0.000%, 8/16/18	6,000,000	5,986
US Treasury, 0.000%, 8/23/18	1,600,000	1,596
US Treasury, 0.000%, 9/13/18	7,000,000	6,973
US Treasury, 0.000%, 9/20/18	15,000,000	14,934
US Treasury, 0.000%, 9/27/18	13,000,000	12,940
US Treasury, 0.000%, 10/25/18	9,360,000	9,300
US Treasury, 0.000%, 12/27/18	7,275,000	7,200
US Treasury, 1.125%, 1/31/19	190,000	189
US Treasury, 1.250%, 1/31/19	190,000	189
US Treasury, 1.375%, 7/31/18	5,885,000	5,883

Total		270,675

Total Money Market Investments (Cost: $410,249)		410,249

Total Investments (98.8%) (Cost: $410,249)		410,249

Other Assets, Less Liabilities (1.2%)		4,776

Net Assets (100.0%)		415,025

#	7-day yield as of June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Government Money Market Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Short-Term Investments
Money Market Funds	$574	$—	$—
All Others	—	409,675	—

Total Assets:	$574	$409,675	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Short-Term Bond Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs

Short-Term Bond Portfolio

Short-Term Bond Portfolio (unaudited)

of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,001.94	$ 1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$ 2.01

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Basic Materials (1.7%)
Celulosa Arauco y Constitucion SA, 7.250%, 7/29/19	400,000	415
CNAC HK Finbridge Co., Ltd., 4.125%, 3/14/21 144A	360,000	359
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	515
LyondellBasell Industries NV, 5.000%, 4/15/19	199,000	201
LyondellBasell Industries NV, 6.000%, 11/15/21	280,000	300
Sherwin-Williams Co., 2.250%, 5/15/20(b)	1,395,000	1,372
Solvay Finance America LLC, 3.400%, 12/3/20 144A	1,120,000	1,124
Southern Copper Corp., 5.375%, 4/16/20	245,000	254
Syngenta Finance NV, 3.698%, 4/24/20 144A	435,000	433

Total		4,973

Communications (4.3%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19	870,000	864
America Movil SAB de CV, 5.000%, 10/16/19	100,000	102
AT&T, Inc., 2.300%, 3/11/19	625,000	623
Baidu, Inc., 2.750%, 6/9/19	1,140,000	1,135
British Telecommunications PLC, 2.350%, 2/14/19	250,000	249
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20	630,000	630
Crown Castle Towers LLC, 3.720%, 7/15/43 144A	300,000	300
Discovery Communications LLC, 2.200%, 9/20/19	265,000	262
eBay, Inc., 2.150%, 6/5/20	375,000	369
The Interpublic Group of Cos., Inc., 4.000%, 3/15/22	155,000	156
JD.com, Inc., 3.125%, 4/29/21	720,000	702
NBCUniversal Media LLC, 5.150%, 4/30/20	716,000	740
Neptune Finco Corp., 10.875%, 10/15/25 144A	337,000	389
Omnicom Group, Inc., 4.450%, 8/15/20	400,000	410
Omnicom Group, Inc., 6.250%, 7/15/19	615,000	634
The Priceline Group, Inc., 2.750%, 3/15/23	150,000	145
RELX Capital, Inc., 3.500%, 3/16/23	270,000	267
SES GLOBAL Americas Holdings GP, 2.500%, 3/25/19 144A	180,000	179
Telefonica Emisiones SAU, 5.134%, 4/27/20	260,000	268
Telefonos de Mexico SAB de CV, 5.500%, 11/15/19	480,000	495
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	585,000	582
Tencent Holdings, Ltd., 3.375%, 5/2/19 144A	520,000	522
Time Warner Cable LLC, 8.250%, 4/1/19	970,000	1,006
Time Warner Cable LLC, 8.750%, 2/14/19	590,000	610
Viacom, Inc., 2.750%, 12/15/19	838,000	830
Viacom, Inc., 5.625%, 9/15/19	305,000	312
Waner Media LLC, 2.100%, 6/1/19	250,000	248

Total		13,029

Consumer, Cyclical (4.5%)
American Honda Finance Corp., 2.125%, 10/10/18	250,000	250
Aptiv PLC, 3.150%, 11/19/20	510,000	506
AutoZone, Inc., 1.625%, 4/21/19	65,000	64
BMW US Capital LLC, 2.749%, (3 Month LIBOR plus 0.41%), 4/12/21 144A	525,000	527
D.R. Horton, Inc., 2.550%, 12/1/20	240,000	235
Daimler Finance North America LLC, 1.750%, 10/30/19 144A	480,000	472

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Consumer, Cyclical continued
Daimler Finance North America LLC, 2.300%, 2/12/21 144A	705,000	685
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	125
Daimler Finance North America LLC, 3.100%, 5/4/20 144A	290,000	289
Daimler Finance North America LLC, 3.218%, (3 Month LIBOR plus 0.86%), 8/1/18 144A	850,000	851
Delta Air Lines, Inc., 2.875%, 3/13/20	295,000	293
Delta Air Lines, Inc., 3.800%, 4/19/23	620,000	612
Dollar Tree, Inc., 3.055%, (3 Month LIBOR plus 0.70%), 4/17/20	585,000	586
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	455,000	451
Ford Motor Credit Co. LLC, 2.551%, 10/5/18	630,000	630
Ford Motor Credit Co. LLC, 3.470%, 4/5/21	200,000	199
General Motors Financial Co., Inc., 3.100%, 1/15/19	580,000	581
General Motors Financial Co., Inc., 3.187%, (3 Month LIBOR plus 0.85%), 4/9/21	350,000	352
Harley-Davidson Financial Services, Inc., 2.831%, (3 Month LIBOR plus 0.50%), 5/21/20 144A	375,000	376
Hyundai Capital America, 2.000%, 7/1/19 144A	400,000	395
Hyundai Capital America, 2.400%, 10/30/18 144A	400,000	399
Hyundai Capital America, 2.500%, 3/18/19 144A	1,020,000	1,015
Hyundai Capital America, 2.550%, 2/6/19 144A	200,000	199
Newell Rubbermaid, Inc., 2.150%, 10/15/18	375,000	374
Nissan Motor Acceptance Corp., 1.550%, 9/13/19 144A	340,000	334
PACCAR Financial Corp., 3.100%, 5/10/21	585,000	586
QVC, Inc., 3.125%, 4/1/19	910,000	909
Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	125,000	123
Southwest Airlines Co., 2.750%, 11/6/19	280,000	279
Walmart, Inc., 3.125%, 6/23/21	740,000	744

Total		13,441

Consumer, Non-cyclical (7.1%)
Abbott Laboratories, 2.350%, 11/22/19	194,000	193
Abbott Laboratories, 2.900%, 11/30/21	480,000	472
AbbVie, Inc., 2.300%, 5/14/21	375,000	364
Allergan Funding SCS, 2.450%, 6/15/19	100,000	99
Anthem, Inc., 2.250%, 8/15/19	500,000	496
Anthem, Inc., 2.300%, 7/15/18	435,000	435
Anthem, Inc., 2.500%, 11/21/20	105,000	103
BAT Capital Corp., 2.297%, 8/14/20 144A	1,210,000	1,183
Bayer US Finance II LLC, 2.965%, (3 Month LIBOR plus 0.63%), 6/25/21 144A	580,000	581
Bayer US Finance II LLC, 3.500%, 6/25/21 144A	310,000	311
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	436
Biogen, Inc., 2.900%, 9/15/20	230,000	229
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	235
Bunge, Ltd. Finance Corp., 8.500%, 6/15/19	475,000	499
Campbell Soup Co., 2.835%, (3 Month LIBOR plus 0.50%), 3/16/20	475,000	474
Campbell Soup Co., 2.971%, (3 Month LIBOR plus 0.63%), 3/15/21	475,000	474
Celgene Corp., 2.250%, 5/15/19	340,000	338

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Consumer, Non-cyclical continued
Celgene Corp., 2.875%, 8/15/20	295,000	293
Celgene Corp., 2.875%, 2/19/21	320,000	316
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	145,000	145
CVS Health Corp., 1.900%, 7/20/18	460,000	460
CVS Health Corp., 2.250%, 12/5/18	250,000	249
CVS Health Corp., 2.957%, (3 Month LIBOR plus 0.63%), 3/9/20	295,000	296
CVS Health Corp., 3.047%, (3 Month LIBOR plus 0.72%), 3/9/21	320,000	322
CVS Health Corp., 3.125%, 3/9/20	390,000	389
CVS Health Corp., 3.350%, 3/9/21	635,000	634
Danone SA, 1.691%, 10/30/19 144A	1,070,000	1,052
Equifax, Inc., 2.300%, 6/1/21	150,000	145
Equifax, Inc., 3.200%, (3 Month LIBOR plus 0.87%), 8/15/21	285,000	286
Equifax, Inc., 3.600%, 8/15/21	275,000	275
ERAC USA Finance LLC, 2.350%, 10/15/19 144A	110,000	109
ERAC USA Finance LLC, 2.800%, 11/1/18 144A	325,000	325
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	69
Express Scripts Holding Co., 3.068%, (3 Month LIBOR plus 0.75%), 11/30/20	750,000	750
General Mills, Inc., 2.893%, (3 Month LIBOR plus 0.54%), 4/16/21	910,000	911
HCA, Inc., 3.750%, 3/15/19	1,110,000	1,114
Humana, Inc., 2.625%, 10/1/19	190,000	189
Imperial Brands Finance PLC, 2.950%, 7/21/20 144A	945,000	935
Johnson & Johnson, 1.950%, 11/10/20	225,000	221
The Kroger Co., 1.500%, 9/30/19	272,000	267
The Kroger Co., 2.300%, 1/15/19	165,000	164
Maple Escrow Subsidiary, Inc., 3.551%, 5/25/21 144A	770,000	771
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	330
Reynolds American, Inc., 3.250%, 6/12/20	145,000	145
Reynolds American, Inc., 8.125%, 6/23/19	160,000	168
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19(b)	1,800,000	1,773
Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	1,055,000	1,030
Tyson Foods, Inc., 2.250%, 8/23/21	280,000	269

Total		21,324

Energy (3.9%)
Cenovus Energy, Inc., 5.700%, 10/15/19	465,000	477
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20 144A	785,000	779
Columbia Pipeline Group, Inc., 3.300%, 6/1/20	535,000	533
DCP Midstream Operating LP, 2.700%, 4/1/19	430,000	426
Enable Midstream Partners, LP, 2.400%, 5/15/19	295,000	293
Enbridge Energy Partners LP, 9.875%, 3/1/19	790,000	824
Encana Corp., 6.500%, 5/15/19	370,000	380
Enterprise Products Operating LLC, 2.800%, 2/15/21	480,000	474
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	255
Exxon Mobil Corp., 2.684%, (3 Month LIBOR plus 0.37%), 3/6/22	1,110,000	1,116
Kinder Morgan Energy Partners LP, 9.000%, 2/1/19	415,000	429
Magellan Midstream Partners LP, 6.550%, 7/15/19	480,000	497

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Marathon Oil Corp., 2.700%, 6/1/20	150,000	148
ONEOK Partners LP, 3.200%, 9/15/18	955,000	956
ONEOK Partners LP, 8.625%, 3/1/19	462,000	478
Petroleos Mexicanos, 8.000%, 5/3/19	720,000	746
Phillips 66, 2.919%, (3 Month LIBOR plus 0.60%), 2/26/21	335,000	335
Phillips 66, 2.998%, (3 Month LIBOR plus 0.65%), 4/15/19 144A	245,000	245
Plains All American Pipeline LP / PAA Finance Corp., 2.600%, 12/15/19	90,000	89
Plains All American Pipeline LP / PAA Finance Corp., 5.000%, 2/1/21	220,000	226
Plains All American Pipeline LP / PAA Finance Corp., 5.750%, 1/15/20	205,000	212
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	470,000	492
Spectra Energy Partners LP, 2.950%, 9/25/18	560,000	560
Total Capital SA, 2.125%, 8/10/18	250,000	250
Williams Partners LP, 3.350%, 8/15/22	95,000	93
Williams Partners LP, 5.250%, 3/15/20	425,000	438

Total		11,751

Financial (17.9%)
ABN AMRO Bank NV, 2.100%, 1/18/19 144A	805,000	802
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.750%, 5/15/19	250,000	252
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 3.950%, 2/1/22	475,000	472
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	199
AIG Global Funding, 3.350%, 6/25/21 144A	365,000	365
Air Lease Corp., 2.125%, 1/15/20	570,000	559
Air Lease Corp., 2.500%, 3/1/21	135,000	131
Ally Financial, Inc., 3.250%, 11/5/18	610,000	610
Ally Financial, Inc., 3.500%, 1/27/19	825,000	824
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	389
American Express Credit Corp., 2.200%, 3/3/20	700,000	691
American Express Credit Corp., 2.375%, 5/26/20	110,000	108
American International Group, Inc., 2.300%, 7/16/19	350,000	348
American International Group, Inc., 6.400%, 12/15/20	175,000	188
ANZ New Zealand International, Ltd., 2.200%, 7/17/20 144A	380,000	372
ANZ New Zealand International, Ltd., 2.750%, 1/22/21 144A	590,000	580
Aon Corp., 5.000%, 9/30/20	60,000	62
Aon PLC, 2.800%, 3/15/21	570,000	560
Banco de Credito del Peru, 2.250%, 10/25/19 144A	200,000	197
Banco Santander Chile, 2.500%, 12/15/20 144A	860,000	835
Banco Santander SA, 3.459%, (3 Month LIBOR plus 1.12%), 4/12/23	400,000	400
Bank of America Corp., 2.503%, 10/21/22	280,000	268
Bank of America Corp., 2.625%, 4/19/21	315,000	309
Bank of America Corp., 2.742%, (3 Month LIBOR plus 0.38%), 1/23/22	395,000	393
Bank of America Corp., 2.985%, (3 Month LIBOR plus 0.65%), 6/25/22	410,000	410

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Financial continued
Bank of America Corp., 3.519%, (3 Month LIBOR plus 1.16%), 1/20/23	665,000	676
Bank of Montreal, 1.750%, 9/11/19	1,100,000	1,086
Bank of Montreal, 2.802%, (3 Month LIBOR plus 0.46%), 4/13/21	430,000	431
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	125
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	789
Barclays Bank PLC, 2.650%, 1/11/21	445,000	435
Barclays PLC, 2.750%, 11/8/19	715,000	709
Barclays PLC, 3.962%, (3 Month LIBOR plus 1.63%), 1/10/23	290,000	295
BB&T Corp., 2.150%, 2/1/21	550,000	535
BPCE SA, 2.500%, 12/10/18(b)	1,200,000	1,199
BPCE SA, 2.500%, 7/15/19	295,000	293
BPCE SA, 3.549%, (3 Month LIBOR plus 1.22%), 5/22/22 144A	280,000	284
Brixmor Operating Partnership LP, 3.875%, 8/15/22	80,000	80
Capital One Bank USA NA, 8.800%, 7/15/19	250,000	264
Capital One Financial Corp., 2.400%, 10/30/20	230,000	224
Capital One NA, 1.850%, 9/13/19	655,000	646
Capital One NA, 2.350%, 8/17/18	260,000	260
Capital One NA, 2.350%, 1/31/20	955,000	941
The Charles Schwab Corp., 2.649%, (3 Month LIBOR plus 0.32%), 5/21/21	470,000	472
Chicago Board Options Exchange, Inc., 1.950%, 6/28/19	285,000	282
China Overseas Finance Cayman VI, Ltd., 4.250%, 5/8/19 144A	430,000	433
Citibank NA, 2.125%, 10/20/20	405,000	395
Citigroup, Inc., 2.050%, 6/7/19	235,000	233
Citigroup, Inc., 2.700%, 3/30/21	30,000	29
Citigroup, Inc., 2.900%, 12/8/21	675,000	661
Citigroup, Inc., 3.127%, (3 Month LIBOR plus 0.79%), 1/10/20	680,000	685
Citizens Bank NA, 2.250%, 3/2/20	565,000	555
Citizens Bank NA, 2.500%, 3/14/19	525,000	524
Citizens Bank NA, 2.550%, 5/13/21	250,000	244
Citizens Financial Group, Inc., 2.375%, 7/28/21	35,000	34
CNO Financial Group, Inc., 4.500%, 5/30/20	140,000	140
Commonwealth Bank of Australia, 1.750%, 11/2/18	918,000	915
Cooperatieve Rabobank UA, 3.950%, 11/9/22	645,000	639
Credit Agricole SA, 3.379%, (3 Month LIBOR plus 1.02%), 4/24/23 144A	315,000	314
The Credit Mutuel-CM11 Group, 2.200%, 7/20/20 144A	435,000	425
Credit Suisse AG, 5.400%, 1/14/20	95,000	98
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 3/26/20	250,000	247
Crown Castle International Corp., 2.250%, 9/1/21	195,000	187
Crown Castle International Corp., 3.400%, 2/15/21	385,000	385
Danske Bank A/S, 2.200%, 3/2/20 144A	620,000	610
Discover Bank, 2.600%, 11/13/18	590,000	590
Discover Bank, 3.100%, 6/4/20	1,025,000	1,020
First Niagara Financial Group, Inc., 7.250%, 12/15/21	245,000	272

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Financial continued
The Goldman Sachs Group, Inc., 1.950%, 7/23/19	240,000	238
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	370,000	366
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	94
The Goldman Sachs Group, Inc., 3.139%, (3 Month LIBOR plus 0.78%), 10/31/22	330,000	330
The Goldman Sachs Group, Inc., 3.472%, (3 Month LIBOR plus 1.11%), 4/26/22	520,000	525
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	195,000	202
The Goldman Sachs Group, Inc., 6.000%, 6/15/20	60,000	63
HCP, Inc., 2.625%, 2/1/20	60,000	59
HSBC Holdings PLC, 2.926%, (3 Month LIBOR plus 0.60%), 5/18/21	545,000	546
HSBC USA, Inc., 2.350%, 3/5/20	465,000	460
The Huntington National Bank, 2.200%, 11/6/18	1,175,000	1,173
ING Groep NV, 3.452%, (3 Month LIBOR plus 1.15%), 3/29/22	335,000	341
International Lease Finance Corp., 6.250%, 5/15/19	385,000	395
Intesa Sanpaolo SPA, 3.375%, 1/12/23 144A	350,000	322
Intesa Sanpaolo SPA, 3.875%, 1/15/19	425,000	425
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	250
JPMorgan Chase & Co., 2.877%, (3 Month LIBOR plus 0.55%), 3/9/21	675,000	677
JPMorgan Chase & Co., 4.250%, 10/15/20	200,000	204
JPMorgan Chase & Co., 4.400%, 7/22/20	105,000	108
JPMorgan Chase & Co., 4.950%, 3/25/20	150,000	154
JPMorgan Chase Bank NA, 2.604%, (3 Month LIBOR plus 0.28%), 2/1/21	250,000	248
Kimco Realty Corp., 6.875%, 10/1/19	215,000	224
Lincoln National Corp., 4.000%, 9/1/23	130,000	131
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	160
Mitsubishi UFJ Financial Group, Inc., 3.249%, (3 Month LIBOR plus 0.92%), 2/22/22	390,000	394
Mizuho Bank, 2.150%, 10/20/18 144A	245,000	245
Morgan Stanley, 2.903%, (3 Month LIBOR plus 0.55%), 2/10/21	595,000	596
Morgan Stanley, 5.500%, 1/26/20	240,000	248
Morgan Stanley, 5.500%, 7/24/20	235,000	245
Morgan Stanley, 7.300%, 5/13/19	250,000	259
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	523
PNC Bank NA, 2.450%, 11/5/20	425,000	418
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	238
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	438
Principal Life Global Funding II, 2.250%, 10/15/18 144A	250,000	250
Provident Cos., Inc., 7.000%, 7/15/18	125,000	125
Regions Bank, 2.250%, 9/14/18	270,000	270
Regions Bank, 2.688%, (3 Month LIBOR plus 0.38%), 4/1/21	650,000	649
Reinsurance Group of America, Inc., 5.000%, 6/1/21	60,000	62
Reinsurance Group of America, Inc., 6.450%, 11/15/19	540,000	563
Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	140,000	145
Santander UK Group Holdings PLC, 2.875%, 10/16/20	145,000	143
Santander UK PLC, 2.125%, 11/3/20	430,000	417
Skandinaviska Enskilda Banken AB, 1.500%, 9/13/19	680,000	668

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Financial continued
Standard Chartered PLC, 2.100%, 8/19/19 144A	200,000	197
Standard Chartered PLC, 2.400%, 9/8/19 144A	200,000	198
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	250,000	249
Sumitomo Mitsui Banking Corp., 2.514%, 1/17/20	730,000	722
Sumitomo Mitsui Trust Holdings, 1.950%, 9/19/19 144A	290,000	286
SunTrust Bank, 2.590%, (3 Month LIBOR plus 0.30%), 1/29/21	720,000	714
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	465
Svenska Handelsbanken AB, 3.350%, 5/24/21	525,000	526
The Toronto-Dominion Bank, 2.600%, (3 Month LIBOR plus 0.24%), 1/25/21	755,000	753
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	350
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	144
U.S. Bank National Association, 2.682%, (3 Month LIBOR plus 0.32%), 4/26/21	720,000	720
UBS Group Funding AG, 3.549%, (3 Month LIBOR plus 1.22%), 5/23/23 144A	415,000	420
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	255,000	252
UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21 144A	385,000	379
UNUM Group, 3.000%, 5/15/21	620,000	610
VEREIT Operating Partnership LP, 3.000%, 2/6/19(b)	1,205,000	1,204
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	405,000	403
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	240
Wells Fargo & Co., 2.550%, 12/7/20	45,000	44
XLIT, Ltd., 2.300%, 12/15/18	430,000	428

Total		53,880

Industrial (5.7%)
Avnet, Inc., 3.750%, 12/1/21	250,000	249
Bohai Capital Holding Co., Ltd., 3.625%, 3/15/21 144A	690,000	668
Boral Finance, Ltd., 3.000%, 11/1/22 144A	65,000	63
CNH Industrial Capital LLC, 4.375%, 11/6/20	600,000	609
DAE Funding LLC, 4.000%, 8/1/20 144A	360,000	356
Fortive Corp., 1.800%, 6/15/19	65,000	64
GATX Corp., 2.500%, 7/30/19	315,000	313
GATX Corp., 2.600%, 3/30/20	665,000	657
General Dynamics Corp., 2.646%, (3 Month LIBOR plus 0.29%), 5/11/20	155,000	155
General Dynamics Corp., 2.736%, (3 Month LIBOR plus 0.38%), 5/11/21	255,000	256
Harris Corp., 2.700%, 4/27/20	510,000	505
Honeywell International, Inc., 1.800%, 10/30/19	505,000	499
Kansas City Southern, 2.350%, 5/15/20	915,000	898
Keysight Technologies, Inc., 3.300%, 10/30/19(b)	1,735,000	1,730
Martin Marietta Materials, Inc., 2.825%, (3 Month LIBOR plus 0.50%), 12/20/19	295,000	295
Martin Marietta Materials, Inc., 2.979%, (3 Month LIBOR plus 0.65%), 5/22/20	150,000	150
Municipality of Beijing China, 2.750%, 9/26/20 144A	385,000	376
Northrop Grumman Corp., 2.080%, 10/15/20	750,000	733
Packaging Corp. of America, 2.450%, 12/15/20	270,000	264

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Industrial continued
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.500%, 6/15/19 144A	240,000	239
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	1,175,000	1,175
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.200%, 7/15/20 144A	795,000	793
Republic Services, Inc., 5.500%, 9/15/19	250,000	257
Rockwell Collins, Inc., 1.950%, 7/15/19	205,000	203
Roper Industries, Inc., 2.050%, 10/1/18	865,000	864
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	89
SBA Tower Trust, 2.877%, 7/10/46 144A	155,000	151
SBA Tower Trust, 3.156%, 10/10/45 144A(l)	635,000	632
SBA Tower Trust, 3.168%, 4/9/47 144A	390,000	382
SBA Tower Trust, 3.448%, 3/15/23 144A	415,000	412
Stanley Black & Decker, Inc., 1.622%, 11/17/18	65,000	65
Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,155,000	1,154
Union Pacific Corp., 2.250%, 2/15/19	85,000	85
Union Pacific Corp., 3.200%, 6/8/21	565,000	567
United Parcel Service, Inc., 2.500%, 4/1/23	160,000	155
Vulcan Materials Co., 2.941%, (3 Month LIBOR plus 0.60%), 6/15/20	365,000	365
Vulcan Materials Co., 2.950%, (3 Month LIBOR plus 0.65%), 3/1/21	760,000	761

Total		17,189

Technology (2.6%)
Apple, Inc., 1.800%, 11/13/19	690,000	683
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20	750,000	740
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22	700,000	681
Dell International LLC / EMC Corp., 3.480%, 6/1/19 144A	1,160,000	1,163
DXC Technology Co., 2.875%, 3/27/20	445,000	442
DXC Technology Co., 3.250%, (3 Month LIBOR plus 0.95%), 3/1/21	880,000	880
Fidelity National Information Services, Inc., 2.250%, 8/15/21	490,000	472
Fidelity National Information Services, Inc., 3.625%, 10/15/20	120,000	121
Hewlett Packard Enterprise Co., 2.100%, 10/4/19 144A	280,000	276
Hewlett Packard Enterprise Co., 2.850%, 10/5/18	168,000	168
Microchip Technology, Inc., 3.922%, 6/1/21 144A	395,000	396
QUALCOMM, Inc., 2.100%, 5/20/20	280,000	280
Seagate HDD Cayman, 3.750%, 11/15/18	410,000	411
Xerox Corp., 2.750%, 3/15/19	640,000	638
Xerox Corp., 5.625%, 12/15/19	525,000	538

Total		7,889

Utilities (2.9%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	249
Dominion Energy, Inc., 2.579%, 7/1/20	185,000	182
Dominion Resources, Inc., 1.500%, 9/30/18 144A	315,000	314
Dominion Resources, Inc., 1.875%, 1/15/19	225,000	224
Dominion Resources, Inc., 2.962%, 7/1/19	145,000	145
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	153

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Duke Energy Corp., 3.550%, 9/15/21	155,000	156
Enel Finance International NV, 2.875%, 5/25/22 144A	535,000	510
ENN Energy Holdings, Ltd., 3.250%, 10/23/19 144Ashe	400,000	397
ENN Energy Holdings, Ltd., 6.000%, 5/13/21 144A	200,000	210
Exelon Generation Co. LLC, 2.950%, 1/15/20	415,000	413
Exelon Generation Co. LLC, 5.200%, 10/1/19	21,000	22
FirstEnergy Corp., 2.850%, 7/15/22	320,000	310
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	499
NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	190,000	190
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/19	165,000	164
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	790,000	790
PNM Resources, Inc., 3.250%, 3/9/21	465,000	461
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	400
San Diego Gas & Electric Co., 1.914%, 2/1/22	122,857	120
Sempra Energy, 1.625%, 10/7/19	163,000	160
Sempra Energy, 2.848%, (3 Month LIBOR plus 0.50%), 1/15/21	495,000	495
The Southern Co., 1.550%, 7/1/18	165,000	165
The Southern Co., 1.850%, 7/1/19	575,000	569
The Southern Co., 2.350%, 7/1/21	125,000	121
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	140
State Grid Overseas Investment 2016, Ltd., 2.250%, 5/4/20 144A	1,030,000	1,010

Total		8,569

Total Corporate Bonds (Cost: $153,081)		152,045

Governments (11.5%)
Governments (11.5%)
Province of Ontario, 2.000%, 9/27/18	1,000,000	999
US Treasury, 1.000%, 11/15/19(b)	8,615,000	8,446
US Treasury, 1.250%, 1/31/20(b)	2,900,000	2,844
US Treasury, 1.375%, 9/15/20(b)	2,870,000	2,797
US Treasury, 1.375%, 5/31/21	1,000,000	965
US Treasury, 1.500%, 6/15/20(b)	3,460,000	3,392
US Treasury, 1.625%, 11/30/20(b)	5,605,000	5,479
US Treasury, 1.875%, 12/15/20(b)	6,845,000	6,730
US Treasury, 2.375%, 4/30/20(b)	2,950,000	2,942

Total Governments (Cost: $35,138)		34,594

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
Florida State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	472
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	190

Total Municipal Bonds (Cost: $665)		662

Structured Products (35.1%)
Asset Backed Securities (19.5%)
Allegro CLO III, Ltd., Series 2015-1A, Class AR, 3.200%, (3 Month LIBOR plus 0.84%), 7/25/27 144A	585,000	584

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Ally Auto Receivables Trust, Series 2015-2, Class C, 2.410%, 1/15/21 144A	505,000	504
Ally Auto Receivables Trust, Series 2016-1, Class D, 2.840%, 9/15/22	180,000	180
Ally Auto Receivables Trust, Series 2017-2, Class C, 2.460%, 9/15/22	70,000	69
Ally Auto Receivables Trust, Series 2017-2, Class D, 2.930%, 11/15/23	95,000	93
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class E, 3.580%, 8/9/21 144A	175,000	175
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.370%, 11/8/21 144A	375,000	376
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	361,802	362
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D, 3.130%, 10/8/20	445,000	446
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class E, 3.720%, 3/8/22 144A	170,000	170
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/9/20	198,730	199
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class E, 3.660%, 3/8/22	150,000	150
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.000%, 6/8/21	245,000	245
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.340%, 8/8/21	310,000	311
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.700%, 7/8/20	51,407	51
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A3, 1.810%, 10/8/20	28,480	28
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/22	1,120,000	1,119
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.710%, 9/8/22	380,000	373
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	385,000	382
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	175,000	173
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.130%, 1/18/23	620,000	614
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	185,000	182
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.690%, 6/19/23	195,000	192
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	325,121	325
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.820%, 7/15/24 144A	90,047	90
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.910%, 4/15/26 144A	116,116	116
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.280%, 4/15/26 144A	700,000	690
ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.550%, 10/15/26 144A	280,000	279

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Ascentium Equipment Receivables Trust LLC, Series 2016-2A, Class A2, 1.460%, 4/10/19 144A	14,890	15
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A2, 1.870%, 7/10/19 144A	87,091	87
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3, 2.290%, 6/10/21 144A	160,000	158
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/20 144A	135,000	135
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.660%, 2/20/20 144A	670,000	671
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	155,000	154
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	1,155,000	1,145
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/21 144A	415,000	409
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/22 144A	440,000	436
Babson CLO, Ltd., Series 2017-IA, Class AR, 3.159%, (3 Month LIBOR plus 0.80%), 1/20/28 144A	730,000	728
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A, 3.500%, (AFC), 1/28/58 144A	782,962	782
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.500%, (AFC), 6/28/57 144A	677,293	676
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,Class A, 3.500%, (AFC), 1/28/55 144A	235,332	235
BlueMountain CLO Series 2015-2, Class A, 3.265%, (3 Month LIBOR plus 0.93%), 7/18/27 144A	750,000	750
BMW Vehicle Lease Trust, Series 2016-2, Class A3, 1.430%, 9/20/19	196,443	196
BMW Vehicle Lease Trust, Series 2017-1, Class A3, 1.980%, 5/20/20	325,000	323
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.510%, 2/16/21	130,000	129
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	78,427	78
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	175,000	173
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	75,011	75
Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22 144A	70,000	69
Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22 144A	115,000	113
Capital Auto Receivables Asset Trust, Series 2018-1, Class D, 3.700%, 6/20/25 144A	575,000	573
Carlyle Global Market Strategies, Series 2015-1A, Class AR, 3.359%, (3 Month LIBOR plus 1.00%), 4/20/27 144A	425,000	425
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	231,051	230
CarMax Auto Owner Trust, Series 2015-3, Class D, 3.270%, 3/15/22	220,000	220
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.520%, 2/16/21	235,861	234

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/21	400,000	395
CarMax Auto Owner Trust, Series 2017-4, Class C, 2.700%, 10/16/23	95,000	93
CCG Receivables Trust, Series 2015-1, Class B, 2.600%, 1/17/23 144A	370,000	369
CCG Receivables Trust, Series 2016-1, Class A2, 1.690%, 9/14/22 144A	70,988	71
CCG Receivables Trust, Series 2017-1, Class A2, 1.840%, 11/14/23 144A	228,990	227
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/21 144A	119,182	118
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	90,369	90
CNH Equipment Trust, Series 2015-C, Class B, 2.400%, 2/15/23	570,000	566
CNH Equipment Trust, Series 2016-C, Class A3, 1.440%, 12/15/21	260,000	256
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	71,522	71
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	52,514	52
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	57,915	58
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.690%, 3/25/30 144A	176,697	173
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 1.830%, 9/20/21 144A	274,573	274
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/22 144A	295,693	294
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.130%, 7/20/22 144A	149,479	149
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.970%, 1/20/23 144A	143,610	143
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.130%, 5/22/23 144A	665,000	659
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 2.870%, 10/20/23 144A	335,000	334
Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.030%, 12/15/20	255,000	252
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B, 1.750%, 7/15/21	190,000	188
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B, 2.340%, 9/15/22(b)	1,265,000	1,243
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class B, 2.160%, 11/15/21	410,000	405
Galaxy XXIX CLO, Ltd., Series 2018-29A, Class A, 3.120%, (3 Month LIBOR plus 0.79%), 11/15/26 144A	1,155,000	1,155
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/19	202,362	202
GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.970%, 5/20/20	225,000	223
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.260%, 8/20/20	75,000	75

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2017-2, Class A3, 2.020%, 9/21/20	325,000	322
GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.120%, 9/20/21	115,000	114
GM Financial Automobile Leasing Trust, Series 2017-3, Class C, 2.730%, 9/20/21	140,000	138
GM Financial Automobile Leasing Trust, Series 2018-1, Class C, 3.110%, 12/20/21	200,000	199
GM Financial Automobile Leasing Trust, Series 2018-1, Class D, 3.370%, 10/20/22	480,000	477
GM Financial Automobile Leasing Trust, Series 2018-2, Class A, 3.500%, 4/20/22(l)	220,000	220
GM Financial Securitized Term, Series 2017-3A, Class B, 2.330%, 3/16/23 144A	400,000	390
GM Financial Securitized Term, Series 2017-3A, Class C, 2.520%, 3/16/23 144A	475,000	463
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.410%, 5/17/21 144A	125,000	124
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C, 2.850%, 5/17/21 144A	100,000	99
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C, 2.970%, 1/18/22 144A	260,000	259
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C, 2.630%, 7/15/22 144A	170,000	167
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class B, 2.260%, 8/16/21 144A	715,000	709
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class C, 2.460%, 8/16/21 144A	855,000	846
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	130,936	131
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2, 1.720%, 4/22/19 144A	34,792	35
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3, 2.060%, 6/22/20 144A	100,000	99
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3, 2.600%, 6/15/21 144A	185,000	184
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R, 3.060%, (3 Month LIBOR plus 1.70%), 10/22/25 144A	345,000	345
Hardee’s Funding LLC, Series 1A, Class AI, 4.250%, 6/21/48 144A	300,000	301
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 144A	122,950	121
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.960%, (EXE), 12/26/28 144A	70,257	69
Huntington Auto Trust, Series 2016-1, Class A4, 1.930%, 4/15/22	325,000	320
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	13,128	13
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.680%, 4/15/20 144A	100,000	100
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/20 144A	290,000	288
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class B, 1.860%, 5/17/21 144A	320,000	317

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/20 144A	500,000	496
Hyundai Auto Receivables Trust, Series 2017-A, Class B, 2.380%, 4/17/23	150,000	147
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	170,223	169
KKR CLO 12, Ltd., Series 2017-12, Class A1R, 3.398%, (3 Month LIBOR plus 1.05%), 7/15/27 144A	705,000	705
KKR Financial CLO, Ltd., Series 2013, Class A1R, 3.148%, (3 Month LIBOR plus 0.80%), 1/16/28 144A	755,000	752
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.500%, 7/15/20 144A	576,873	572
Madison Park Funding, Ltd., Series 2015-18A, Class A1R, 3.552%, (3 Month LIBOR plus 1.19%), 10/21/30 144A	690,000	692
Magnetite XVI, Ltd., Series 2015-16A, Class AR, 3.155%, (3 Month LIBOR plus 0.80%), 1/18/28 144A	980,000	976
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, (AFC), 4/25/57 144A	86,027	84
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, 2.750%, (AFC), 7/25/59 144A	507,579	500
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 1.730%, 5/18/20 144A	215,984	215
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	236,484	231
MVW Owner Trust, Series 2017-1A, Class A, 2.420%, 12/20/34 144A	103,287	101
MVW Owner Trust, Series 2017-1A, Class B, 2.750%, 12/20/34 144A	86,073	84
MVW Owner Trust, Series 2017-1A, Class C, 2.990%, 12/20/34 144A	94,680	92
Navient Student Loan Trust, Series 2018-A, Class A1, 2.530%, 2/18/42 144A	503,233	499
Neuberger Berman CLO, Ltd., Series 2015-19A, Class A1R2, 3.148%, (3 Month LIBOR plus 0.80%), 7/15/27 144A	740,000	738
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A, 3.198%, (3 Month LIBOR plus 0.85%), 1/15/28 144A	440,000	439
Nissan Auto Lease Trust, Series 2016-B, Class A4, 1.610%, 1/18/22	370,000	368
Nissan Auto Lease Trust, Series 2017-B, Class A4, 2.170%, 12/15/21	290,000	286
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.540%, 6/15/21	335,000	331
OCP CLO, Ltd., Series 2015-10A, Class A1R, 3.182%, (3 Month LIBOR plus 0.82%), 10/26/27 144A	665,000	663
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/20	45,013	45
Santander Drive Auto Receivables Trust, Series 2015-3, Class D, 3.490%, 5/17/21	345,000	347
Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.530%, 8/16/21	240,000	242
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.740%, 12/15/21	577,586	578

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.650%, 12/15/21	345,000	347
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.470%, 12/15/20	79,649	80
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.020%, 4/15/22	425,000	430
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/22	274,000	272
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/21	50,000	50
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.190%, 3/15/22	365,000	361
Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/24	120,000	119
Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.220%, 1/20/21 144A	185,000	183
Santander Retail Auto Lease Trust, Series 2017-A, Class C, 2.960%, 11/21/22 144A	155,000	153
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	198,670	197
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A, 2.580%, 9/20/32 144A	188,077	187
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A, 2.430%, 10/20/33 144A	249,704	246
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/34 144A	73,089	72
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	97,684	97
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	273,596	274
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A, 2.330%, 7/20/33 144A	76,437	75
SLM Private Education Loan Trust, Series 2013-A, Class B, 2.500%, 3/15/47 144A	580,000	575
SLM Student Loan Trust, Series 2007-7, Class A4, 2.690%, (3 Month LIBOR plus 0.33%), 1/25/22	252,602	248
SLM Student Loan Trust, Series 2008-4, Class A4, 4.010%, (3 Month LIBOR plus 1.65%), 7/25/22	72,459	74
SLM Student Loan Trust, Series 2008-5, Class A4, 4.060%, (3 Month LIBOR plus 1.70%), 7/25/23	196,718	202
SLM Student Loan Trust, Series 2008-9, Class A, 3.860%, (3 Month LIBOR plus 1.50%), 4/25/23	141,783	145
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	50,221	50
SMART ABS Trust, Series 2016-2US, Class A2A, 1.450%, 8/14/19	127,402	127
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 3.073%, (ICE LIBOR USD 1 Month plus 1.00%), 6/15/27 144A	231,748	234
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 3.173%, (ICE LIBOR USD 1 Month plus 1.10%), 9/15/34 144A	740,000	750

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B, 2.640%, 3/15/23	250,000	247
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B, 2.620%, 9/15/23	305,000	300
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.950%, 5/15/24	522,306	513
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C, 3.360%, 3/15/24	445,000	442
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 144A	438,325	439
Towd Point Mortgage Trust, Series 2015-1, Class A1, 3.000%, (AFC), 1/28/58 144A	248,874	245
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, (AFC), 4/25/55 144A	237,330	235
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, (AFC), 5/25/55 144A	220,983	218
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, (AFC), 2/25/55 144A	116,383	115
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, (AFC), 2/25/55 144A	154,001	152
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, (AFC), 8/25/55 144A	104,456	103
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, (AFC), 4/25/56 144A	82,119	80
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.750%, (AFC), 10/25/56 144A	409,347	401
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, (AFC), 4/25/57 144A	261,483	257
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.750%, (AFC), 7/25/57 144A	585,346	573
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.750%, (AFC), 6/25/57 144A	287,655	281
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, (AFC), 10/25/57 144A	1,042,864	1,016
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.250%, (AFC), 3/25/58 144A(b)	1,308,166	1,295
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/21 144A	500,000	495
Verizon Owner Trust, Series 2016-2A, Class C, 2.360%, 5/20/21 144A	270,000	265
Verizon Owner Trust, Series 2017-1A, Class C, 2.650%, 9/20/21 144A	150,000	148
Verizon Owner Trust, Series 2017-3A, Class C, 2.530%, 4/20/22 144A	550,000	539
Verizon Owner Trust, Series 2018-1A, Class C, 3.200%, 9/20/22 144A	450,000	448
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	103,580	103
Volvo Financial Equipment LLC, Series 2018-1A, Class B, 2.910%, 1/17/23 144A	210,000	208
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 2.573%, (1 Month LIBOR plus 0.50%), 11/15/22 144A	115,000	115

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25 144A	77,537	77
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 8/15/19	480,000	478
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B, 3.060%, 5/15/23	130,000	129

Total		58,564

Mortgage Securities (15.6%)
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, 3.003%, (1 Month LIBOR plus 0.93%), 12/15/36 144A	520,000	519
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1, 1.957%, 2/15/50	117,207	115
BANK, Series 2017-BNK4, Class A1, 2.002%, 5/15/50	478,420	469
BX Trust, Series 2017-IMC, Class D, 3.473%, (1 Month LIBOR plus 1.40%), 10/15/32 144A	695,000	695
BX Trust, Series 2017-IMC, Class D, 4.323%, (1 Month LIBOR plus 2.25%), 10/15/32 144A	225,000	225
CD Mortgage Trust, Series 2016-CD2, Class A1, 1.848%, 11/10/49	550,619	539
CD Mortgage Trust, Series 2017-CD3, Class A1, 1.965%, 2/10/50	121,163	119
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	66,267	66
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	47,314	47
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	252,699	250
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1, 1.643%, 9/10/58	247,452	244
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	92,358	91
CLNS Trust, Series 2017-IKPR, Class A, 2.846%, (ICE LIBOR USD 1 Month plus 0.80%), 6/11/32 144A	240,000	240
CLNS Trust, Series 2017-IKPR, Class B, 3.046%, (1 Month LIBOR plus 1.00%), 6/11/32 144A	365,000	365
COLT Funding LLC, Series 2017-1, Class A1, 2.614%, (AFC), 5/27/47 144A	273,892	273
COLT Funding LLC, Series 2017-1, Class A3, 3.074%, (AFC), 5/27/47 144A	48,051	48
COLT Funding LLC, Series 2017-2, Class A1A, 2.415%, (AFC), 10/25/47 144A	436,886	434
COLT Funding LLC, Series 2017-2, Class A2A, 2.568%, (AFC), 10/25/47 144A	184,959	184
COLT Funding LLC, Series 2017-2, Class A3A, 2.773%, (AFC), 10/25/47 144A	79,724	79
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.930%, (AFC), 2/25/48 144A	181,102	180
COLT Mortgage Loan Trust, Series 2018-1, Class A3, 3.084%, (AFC), 2/25/48 144A	80,490	80
COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.470%, (AFC), 7/27/48 144A(b)	1,181,644	1,182
COLT Mortgage Loan Trust, Series 2018-2, Class A2, 3.542%, (AFC), 7/27/48 144A	435,000	435

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2014-CR21, Class A1, 1.494%, 12/10/47	29,495	29
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	27,932	28
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1, 1.737%, 8/10/48	198,146	196
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A1, 1.604%, 10/10/48	203,926	202
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2, 3.221%, 10/10/48	605,000	606
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1, 1.667%, 7/10/50	248,309	247
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1, 1.770%, 2/10/49	23,458	23
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1, 2.111%, 9/10/50	145,806	142
Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 4.191%, (ICE LIBOR USD 1 Month plus 2.10%), 8/25/28	48,971	49
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	31,098	31
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	255,637	254
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.716%, 8/15/48	182,859	181
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.746%, 11/15/48	55,067	54
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1, 2.024%, 9/15/50	88,762	87
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, (CSTR, AFC), 12/26/46 144A	91,931	92
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, (CSTR, AFC), 10/25/47 144A	417,409	415
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2, 2.711%, (CSTR, AFC), 10/25/47 144A	69,568	69
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3, 2.813%, (CSTR, AFC), 10/25/47 144A	69,568	69
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, (AFC), 1/25/58 144A	352,238	350
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M1, 2.771%, (1 Month LIBOR plus 0.68%), 10/25/30	542,403	542
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	120,138	119
Federal Home Loan Bank, 2.625%, 5/28/20(b)	2,240,000	2,241
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	97,289	97
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	94,905	98
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	2,942	3
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	53,809	59
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	18,088	20
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,587	4
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 3.291%, (ICE LIBOR USD 1 Month plus 1.20%), 7/25/29	229,061	231

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 3.291%, (ICE LIBOR USD 1 Month plus 1.20%), 10/25/29	642,014	649
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 3.291%, (ICE LIBOR USD 1 Month plus 1.20%), 8/25/29	448,130	451
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 2.891%, (ICE LIBOR USD 1 Month plus 0.80%), 12/25/29	229,299	230
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.873%, (CSTR), 5/25/47 144A	118,968	119
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1, 3.985%, 9/25/47 144A	50,664	51
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1, 2.857%, (1 Month LIBOR plus 0.80%), 12/25/30 144A	980,000	980
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.820%, 5/25/48 144A	215,000	215
Federal Home Loan Mortgage Corp., Series 3713, Class PA, 2.000%, 2/15/40	387,721	377
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	334,187	330
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27	1,196,829	1,129
Federal Home Loan Mortgage Corp., Series DNA3, Class M1, 2.841%, (ICE LIBOR USD 1 Month plus 0.75%), 3/25/30	394,743	396
Federal National Mortgage Association, 1.500%, 7/30/20(b)	1,310,000	1,281
Federal National Mortgage Association, 2.500%, 10/1/22	514,551	511
Federal National Mortgage Association, 2.500%, 12/1/22	131,960	131
Federal National Mortgage Association, 3.000%, 6/1/22	141,585	142
Federal National Mortgage Association, 3.000%, 4/1/24	368,960	370
Federal National Mortgage Association, 3.500%, 5/1/27	750,867	763
Federal National Mortgage Association, 3.500%, 4/1/46	1,004,012	1,002
Federal National Mortgage Association, 4.000%, 6/1/33	344,514	354
Federal National Mortgage Association, 4.000%, 8/1/47(b)	1,312,298	1,339
Federal National Mortgage Association, 4.500%, 5/1/40	153,974	162
Federal National Mortgage Association, 4.500%, 9/1/40	142,331	150
Federal National Mortgage Association, 4.500%, 2/1/44	522,994	548
Federal National Mortgage Association, 5.000%, 10/1/33	191,156	205
Federal National Mortgage Association, 5.000%, 5/1/48	405,331	430
Federal National Mortgage Association, 5.500%, 8/1/37	106,189	115
Federal National Mortgage Association, 5.500%, 2/1/38	392,982	427
Federal National Mortgage Association, 6.000%, 8/1/22	40,924	42
Federal National Mortgage Association, 6.000%, 3/1/34	90,676	99
Federal National Mortgage Association, 6.000%, 8/1/34	251,719	277
Federal National Mortgage Association, 6.000%, 11/1/34	9,781	11
Federal National Mortgage Association, 6.000%, 12/1/34	3,149	3

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, 6.000%, 4/1/35	5,927	7
Federal National Mortgage Association, 6.000%, 5/1/38	4,107	4
Federal National Mortgage Association, 6.000%, 10/1/40	206,967	228
Federal National Mortgage Association, 6.500%, 7/1/32	29,770	33
Federal National Mortgage Association, 6.500%, 12/1/32	33,616	38
Federal National Mortgage Association TBA, 3.500%, 7/17/33	665,000	673
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	117,993	117
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	228,150	224
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	304,634	300
Federal National Mortgage Association, Series 2016-83, Class FA, 2.591%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	257,753	261
Federal National Mortgage Association, Series 2016-85, Class FA, 2.591%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	473,945	479
Federal National Mortgage Association, Series 2016-85, Class FG, 2.591%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	215,753	218
Federal National Mortgage Association, Series 2016-C07, Class 2M1, 3.391%, (ICE LIBOR USD 1 Month plus 1.30%), 5/25/29	148,378	149
Federal National Mortgage Association, Series 2017-90, Class KA, 3.000%, 11/25/47	513,836	506
Federal National Mortgage Association, Series 2017-C01, Class 1M1, 3.391%, (ICE LIBOR USD 1 Month plus 1.30%), 7/25/29	266,767	269
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 3.241%, (ICE LIBOR USD 1 Month plus 1.15%), 9/25/29	467,586	470
Federal National Mortgage Association, Series 2017-C03, Class 1M1, 3.041%, (ICE LIBOR USD 1 Month plus 0.95%), 10/25/29	511,273	514
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.941%, (ICE LIBOR USD 1 Month plus 0.85%), 11/25/29	377,002	378
Federal National Mortgage Association, Series 2017-C05, Class 1M1, 2.641%, (ICE LIBOR USD 1 Month plus 0.55%), 1/25/30	570,685	571
Federal National Mortgage Association, Series 2017-C06, Class 1M1, 2.841%, (ICE LIBOR USD 1 Month plus 0.75%), 2/25/30	429,597	430
Federal National Mortgage Association, Series 2017-C06, Class 2M1, 2.841%, (ICE LIBOR USD 1 Month plus 0.75%), 2/25/30	209,937	210
Federal National Mortgage Association, Series 2018-44, Class PC, 4.000%, 6/25/44(b)	1,214,411	1,241
Federal National Mortgage Association, Series 2018-C02, Class 2M1, 2.741%, (1 Month LIBOR plus 0.65%), 8/25/30	289,182	289

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.500%, (AFC), 11/25/57 144A	381,895	374
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951%, (CSTR), 7/10/38	164,904	165
Government National Mortgage Association, 3.500%, 12/20/42	9,751	10
Government National Mortgage Association, 3.500%, 9/20/43	143,022	145
Government National Mortgage Association, 5.000%, 3/20/34	522,893	560
Government National Mortgage Association, 5.000%, 1/20/48	211,149	222
Government National Mortgage Association, 5.000%, 2/20/48(b)	1,208,938	1,270
Government National Mortgage Association, 5.000%, 4/20/48(b)	1,915,725	2,012
Government National Mortgage Association, 5.500%, 6/20/37	120,453	129
Great Wolf Trust, Series 2017-WOLF, Class A, 3.073%, (ICE LIBOR USD 1 Month plus 0.85%), 9/15/34 144A	310,000	310
Great Wolf Trust, Series 2017-WOLF, Class C, 3.543%, (ICE LIBOR USD 1 Month plus 1.32%), 9/15/34 144A	455,000	455
GS Mortgage Securities Trust, Series 2014-EB1A, Class 2A1, 2.466%, (CSTR), 7/25/44 144A	53,075	52
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	127,263	126
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	121,856	121
GS Mortgage Securities Trust, Series 2016-GS3, Class A1, 1.429%, 10/10/49	64,659	63
GS Mortgage Securities Trust, Series 2017-GS7, Class A1, 1.950%, 8/10/50	300,236	293
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 2.880%, (ICE LIBOR USD 1 Month plus 0.85%), 5/8/30 144A	410,000	410
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.773%, (1 Month LIBOR plus 0.70%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 3.323%, (1 Month LIBOR plus 1.25%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1, 1.461%, 8/15/49	190,165	186
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	117,614	117
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.413%, 2/15/48	83,965	83
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	79,387	79
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	91,667	91
MetLife Securitization Trust, Series 2017-1A, Class A, 3.000%, (AFC), 4/25/55 144A	273,377	269

Structured Products (35.1%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	104,903	104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	164,439	162
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1, 1.389%, 9/15/49	107,149	104
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1, 1.638%, 5/15/48	169,667	168
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 2.923%, (1 Month LIBOR plus 0.85%), 11/15/34 144A	365,000	365
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 3.073%, (1 Month LIBOR plus 1.00%), 11/15/34 144A	290,000	290
RETL, Series 2018-RVP, Class A, 3.173%, (1 Month LIBOR plus 1.10%), 3/15/33 144A	273,092	274
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, 3.500%, (AFC), 2/25/48 144A	664,584	657
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, 4.000%, (AFC), 6/25/48 144A	859,647	868
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477%, (CSTR), 8/15/39	44,384	45
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, (AFC), 2/25/48 144A	165,074	164
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	146,109	145
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	73,115	72
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	69,322	69
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	90,116	89
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	530
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	215,642	212
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1, 1.441%, 10/15/49	102,746	101
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1, 1.968%, 7/15/50	241,101	236
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1, 1.975%, 9/15/50	154,246	150

Total		46,877

Total Structured Products (Cost: $106,293)		105,441

Short-Term Investments (2.9%)
Commercial Paper (0.4%)
Syngenta Wilmington, Inc., 0.000%, 8/15/18	1,120,000	1,116

Total		1,116

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Short-Term Investments (2.9%)	Shares/ $ Par	Value $ (000’s)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	7,511,514	7,512

Total		7,512

Total Short-Term Investments (Cost: $8,627)		8,628

Value $ (000’s)
Total Investments (100.3%) (Cost: $303,804)(a)	301,370

Other Assets, Less Liabilities (-0.3%)	(839)

Net Assets (100.0%)	300,531

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $88,734 representing 29.5% of the net assets.

AFC — Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE — Security receives collateral principal and interest paid which exceeds the amount of principal and interest obligated to all bonds in the deal.
RB — Revenue Bond

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $303,804 and the net unrealized depreciation of investments based on that cost was $2,398 which is comprised of $315 aggregate gross unrealized appreciation and $2,713 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)

All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Five-Year US Treasury Note Future	Long	USD	$3,900	39	9/18	$4,431	$10
Ten-Year US Treasury Note Future	Long	USD	$300	3	9/18	$360	2
Two-Year US Treasury Note Future	Long	USD	$44,600	223	9/18	$47,238	25

(l) Security valued using significant unobservable inputs.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$662	$—
Corporate Bonds
Industrial	—	16,557	632
All Others	—	134,856	—
Governments	—	34,594	—
Structured Products
Asset Backed Securities	—	58,344	220
Mortgage Securities	—	46,877	—
Short-Term Investments
Money Market Funds	7,512	—	—
Commercial Paper	—	1,116	—
Other Financial Instruments^
Futures	37	—	—

Total Assets:	$7,549	$293,006	$852

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

For the period ended June 30, 2018, there was a transfer from Level 2 to Level 3 in the amount of $632 (in thousands). This transfer was the result of a decrease in the quantity of observable inputs for the security that was previously priced by a third-party vendor utilizing a broker quote.

For the period ended June 30, 2018, there were transfers from Level 3 to Level 2 in the amount of $1,023 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for the security that was previously priced at cost.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Select Bond Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on market value of holdings.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

Select Bond Portfolio

Select Bond Portfolio (unaudited)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$983.29	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Bond Portfolio

Select Bond Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Basic Materials (0.7%)
Barrick North America Finance LLC, 5.700%, 5/30/41	1,344,000	1,490
CF Industries, Inc., 3.400%, 12/1/21 144A	3,414,000	3,355
CF Industries, Inc., 4.500%, 12/1/26 144A	3,483,000	3,457
Fibria Overseas Finance, Ltd., 5.250%, 5/12/24	350,000	352
International Paper Co., 5.150%, 5/15/46	2,560,000	2,603
Sherwin-Williams Co., 2.750%, 6/1/22	2,735,000	2,647
Sherwin-Williams Co., 3.450%, 6/1/27	1,036,000	978
Sherwin-Williams Co., 4.500%, 6/1/47	980,000	934
Southern Copper Corp., 5.875%, 4/23/45	1,355,000	1,441
Southern Copper Corp., 7.500%, 7/27/35	405,000	494
Syngenta Finance NV, 5.182%, 4/24/28 144A	995,000	961
Syngenta Finance NV, 5.676%, 4/24/48 144A	1,360,000	1,271
Vale Overseas, Ltd., 6.250%, 8/10/26	1,775,000	1,922

Total		21,905

Communications (1.7%)
Alibaba Group Holding, Ltd., 3.400%, 12/6/27	2,683,000	2,499
Alibaba Group Holding, Ltd., 4.000%, 12/6/37	648,000	602
Alibaba Group Holding, Ltd., 4.200%, 12/6/47	726,000	660
Alibaba Group Holding, Ltd., 4.400%, 12/6/57	1,082,000	999
AT&T, Inc., 3.400%, 5/15/25	552,000	519
AT&T, Inc., 4.900%, 8/15/37 144A	666,000	632
AT&T, Inc., 5.150%, 2/15/50 144A	1,068,000	996
AT&T, Inc., 5.250%, 3/1/37	2,119,000	2,088
AT&T, Inc., 5.450%, 3/1/47	2,266,000	2,223
CBS Corp., 2.500%, 2/15/23	1,635,000	1,536
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.750%, 2/15/28	1,123,000	1,017
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.200%, 3/15/28	1,747,000	1,635
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,090,000	1,102
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 4/1/38	320,000	302
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 5/1/47	1,058,000	960
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.750%, 4/1/48	2,891,000	2,797
Comcast Corp., 3.550%, 5/1/28	3,829,000	3,655
Comcast Corp., 4.000%, 3/1/48	1,094,000	963
Discovery Communications LLC, 3.950%, 3/20/28	1,174,000	1,111
Discovery Communications LLC, 4.875%, 4/1/43	1,260,000	1,167
Telefonica Emisiones SAU, 5.213%, 3/8/47	945,000	910
Time Warner Cable, Inc., 6.550%, 5/1/37	770,000	816
Verizon Communications, Inc., 4.125%, 8/15/46	3,290,000	2,808

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Communications continued
Verizon Communications, Inc., 4.272%, 1/15/36	1,030,000	950
Verizon Communications, Inc., 4.329%, 9/21/28 144A	1,751,000	1,735
Verizon Communications, Inc., 4.400%, 11/1/34	3,989,000	3,718
Verizon Communications, Inc., 5.500%, 3/16/47	2,348,000	2,459
Vodafone Group PLC, 3.750%, 1/16/24	5,500,000	5,451
Vodafone Group PLC, 4.375%, 5/30/28	2,339,000	2,309
Vodafone Group PLC, 5.250%, 5/30/48	875,000	873
Warner Media LLC, 3.800%, 2/15/27	1,560,000	1,475
Warner Media LLC, 4.850%, 7/15/45	1,510,000	1,374

Total		52,341

Consumer, Cyclical (1.9%)
Costco Wholesale Corp., 2.750%, 5/18/24	2,440,000	2,362
Costco Wholesale Corp., 3.000%, 5/18/27	3,814,000	3,640
Delta Air Lines, Inc., 3.800%, 4/19/23	3,243,000	3,204
Delta Air Lines, Inc., 4.375%, 4/19/28	2,085,000	2,009
Dollar General Corp., 4.125%, 5/1/28	2,733,000	2,679
Dollar Tree, Inc., 4.200%, 5/15/28	117,000	113
Ford Motor Co., 5.291%, 12/8/46	3,658,000	3,393
Ford Motor Credit Co. LLC, 3.815%, 11/2/27	3,599,000	3,330
Ford Motor Credit Co. LLC, 4.140%, 2/15/23	4,215,000	4,208
General Motors Co., 5.150%, 4/1/38	2,195,000	2,089
General Motors Co., 5.400%, 4/1/48	1,215,000	1,152
General Motors Financial Co., Inc., 4.150%, 6/19/23	2,736,000	2,735
Lennar Corp., 4.750%, 11/29/27	2,790,000	2,608
McDonald’s Corp., 4.450%, 3/1/47	170,000	169
Walmart, Inc., 3.125%, 6/23/21	6,658,000	6,690
Walmart, Inc., 3.400%, 6/26/23	6,374,000	6,419
Walmart, Inc., 3.550%, 6/26/25	2,284,000	2,298
Walmart, Inc., 3.700%, 6/26/28	5,291,000	5,326
Walmart, Inc., 3.950%, 6/28/38	842,000	841
Walmart, Inc., 4.050%, 6/29/48	1,443,000	1,444

Total		56,709

Consumer, Non-cyclical (4.3%)
Abbott Laboratories, 3.750%, 11/30/26	2,484,000	2,441
Abbott Laboratories, 4.900%, 11/30/46	1,850,000	1,979
AbbVie, Inc., 2.500%, 5/14/20	4,265,000	4,212
AbbVie, Inc., 3.200%, 5/14/26	468,000	436
AbbVie, Inc., 4.450%, 5/14/46	433,000	414
AbbVie, Inc., 4.500%, 5/14/35	695,000	681
Allergan Finance LLC, 4.625%, 10/1/42	513,000	476
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 4/15/58	1,772,000	1,729
Anthem, Inc., 2.950%, 12/1/22	2,435,000	2,364
BAT Capital Corp., 2.297%, 8/14/20 144A	1,645,000	1,610
BAT Capital Corp., 2.764%, 8/15/22 144A	2,220,000	2,128
BAT Capital Corp., 3.222%, 8/15/24 144A	2,232,000	2,113
BAT Capital Corp., 4.540%, 8/15/47 144A	1,404,000	1,310
Bayer US Finance II LLC, 3.500%, 6/25/21 144A	3,215,000	3,221
Bayer US Finance II LLC, 3.875%, 12/15/23 144A	3,942,000	3,941
Becton Dickinson and Co., 2.404%, 6/5/20	3,735,000	3,668

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Non-cyclical continued
Becton Dickinson and Co., 2.894%, 6/6/22	3,130,000	3,027
Becton Dickinson and Co., 3.700%, 6/6/27	2,470,000	2,335
Becton Dickinson and Co., 4.685%, 12/15/44	2,035,000	1,971
Celgene Corp., 2.750%, 2/15/23	4,013,000	3,832
Celgene Corp., 2.875%, 2/19/21	1,065,000	1,051
Celgene Corp., 4.350%, 11/15/47	701,000	619
Celgene Corp., 4.550%, 2/20/48	1,650,000	1,506
Church & Dwight Co., Inc., 2.450%, 8/1/22	835,000	800
Church & Dwight Co., Inc., 3.150%, 8/1/27	1,416,000	1,313
Church & Dwight Co., Inc., 3.950%, 8/1/47	835,000	752
Constellation Brands, Inc., 3.200%, 2/15/23	2,369,000	2,304
Constellation Brands, Inc., 3.600%, 2/15/28	2,570,000	2,428
CVS Health Corp., 4.100%, 3/25/25	2,717,000	2,702
CVS Health Corp., 4.300%, 3/25/28	2,274,000	2,242
CVS Health Corp., 4.780%, 3/25/38	1,950,000	1,928
CVS Health Corp., 5.050%, 3/25/48	2,404,000	2,428
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	520,000	490
General Mills, Inc., 3.700%, 10/17/23	2,410,000	2,385
General Mills, Inc., 4.550%, 4/17/38	1,544,000	1,472
General Mills, Inc., 4.700%, 4/17/48	1,307,000	1,249
GlaxoSmithKline Capital, Inc., 3.375%, 5/15/23	5,546,000	5,547
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	1,447,000	1,444
Johnson & Johnson, 2.625%, 1/15/25	1,135,000	1,087
Johnson & Johnson, 3.400%, 1/15/38	2,360,000	2,227
Johnson & Johnson, 3.500%, 1/15/48	1,255,000	1,170
Kraft Heinz Foods Co., 2.800%, 7/2/20	3,241,000	3,215
Kraft Heinz Foods Co., 4.000%, 6/15/23	4,808,000	4,792
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,824,000	3,306
Kraft Heinz Foods Co., 4.625%, 1/30/29	2,622,000	2,593
Mylan, Inc., 4.550%, 4/15/28 144A	1,322,000	1,292
Reynolds American, Inc., 5.850%, 8/15/45	2,176,000	2,378
Sanofi, 3.375%, 6/19/23	4,919,000	4,922
Sanofi, 3.625%, 6/19/28	5,466,000	5,433
Stryker Corp., 3.375%, 11/1/25	1,721,000	1,653
Stryker Corp., 3.650%, 3/7/28	3,244,000	3,154
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	1,555,000	1,436
Thermo Fisher Scientific, Inc., 3.200%, 8/15/27	3,035,000	2,836
UnitedHealth Group, Inc., 3.150%, 6/15/21	2,414,000	2,416
UnitedHealth Group, Inc., 3.500%, 6/15/23	5,431,000	5,435
UnitedHealth Group, Inc., 3.850%, 6/15/28	3,841,000	3,845
UnitedHealth Group, Inc., 4.250%, 6/15/48	1,647,000	1,648

Total		131,386

Energy (2.6%)
Anadarko Petroleum Corp., 3.450%, 7/15/24	1,812,000	1,745
Anadarko Petroleum Corp., 4.850%, 3/15/21	1,267,000	1,304
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 3.500%, 12/1/22	1,249,000	1,220
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	1,760,000	1,696
Cenovus Energy, Inc., 5.400%, 6/15/47	674,000	659
Chevron Corp., 2.954%, 5/16/26	1,056,000	1,013
Cimarex Energy Co., 3.900%, 5/15/27	1,093,000	1,049
Cimarex Energy Co., 4.375%, 6/1/24	3,886,000	3,917
Concho Resources, Inc., 3.750%, 10/1/27	1,931,000	1,855

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Concho Resources, Inc., 4.300%, 8/15/28	2,197,000	2,194
Concho Resources, Inc., 4.875%, 10/1/47	530,000	534
Continental Resources, Inc., 4.900%, 6/1/44	1,170,000	1,145
Ecopetrol SA, 5.875%, 5/28/45	765,000	726
Enbridge Energy Partners LP, 7.375%, 10/15/45	615,000	782
Enbridge, Inc., 2.900%, 7/15/22	2,598,000	2,523
Encana Corp., 6.500%, 2/1/38	1,690,000	1,984
Encana Corp., 6.625%, 8/15/37	1,035,000	1,225
Energy Transfer Partners LP, 5.800%, 6/15/38	546,000	540
Energy Transfer Partners LP, 6.000%, 6/15/48	2,186,000	2,179
Energy Transfer Partners LP, 6.125%, 12/15/45	1,897,000	1,896
Enterprise Products Operating LLC, 4.250%, 2/15/48	2,300,000	2,138
Enterprise Products Operating LLC, 4.850%, 3/15/44	538,000	535
Enterprise Products Operating LLC, 4.900%, 5/15/46	240,000	240
Enterprise Products Operating LLC, 5.100%, 2/15/45	785,000	808
Hess Corp., 5.600%, 2/15/41	453,000	455
Kinder Morgan Energy Partners LP, 5.400%, 9/1/44	1,150,000	1,115
Kinder Morgan, Inc., 3.150%, 1/15/23	2,620,000	2,528
Kinder Morgan, Inc., 5.000%, 2/15/21 144A	3,422,000	3,542
Marathon Petroleum Corp., 4.750%, 9/15/44	445,000	423
Marathon Petroleum Corp., 5.000%, 9/15/54	752,000	692
Occidental Petroleum Corp., 4.200%, 3/15/48	1,600,000	1,593
Petroleos Mexicanos, 2.460%, 12/15/25	4,814,250	4,703
Petroleos Mexicanos, 5.350%, 2/12/28 144A	2,770,000	2,615
Petroleos Mexicanos, 6.350%, 2/12/48 144A	1,105,000	1,000
Petroleos Mexicanos, 6.500%, 3/13/27	1,800,000	1,841
Petroleos Mexicanos, 6.750%, 9/21/47	1,290,000	1,226
Plains All American Pipeline LP, 4.500%, 12/15/26	–	–
Schlumberger Finance Canada, Ltd., 2.650%, 11/20/22 144A	4,477,000	4,340
Schlumberger Holdings Corp., 4.000%, 12/21/25 144A	4,401,000	4,385
Shell International Finance BV, 4.000%, 5/10/46	620,000	600
TransCanada PipeLines, Ltd., 4.250%, 5/15/28	2,435,000	2,442
TransCanada PipeLines, Ltd., 4.750%, 5/15/38	986,000	985
Valero Energy Corp., 4.900%, 3/15/45	641,000	648
Western Gas Partners LP, 5.300%, 3/1/48	3,204,000	2,942
Western Gas Partners LP, 5.450%, 4/1/44	485,000	457
Williams Partners LP, 3.750%, 6/15/27	3,493,000	3,297
Williams Partners LP, 4.850%, 3/1/48	1,298,000	1,236

Total		76,972

Financial (7.2%)
AerCap Ireland Capital Designated Activity Co. / AerCap Global Aviation Trust, 3.500%, 1/15/25	3,280,000	3,076
Air Lease Corp., 3.625%, 4/1/27	2,995,000	2,745
Air Lease Corp., 3.625%, 12/1/27	2,920,000	2,665
American Express Co., 3.400%, 2/27/23	5,540,000	5,480
American International Group, Inc., 6.250%, 5/1/36	1,004,000	1,144
American Tower Corp., 3.600%, 1/15/28	3,261,000	3,020
Banco Santander SA, 3.800%, 2/23/28	2,000,000	1,826
Banco Santander SA, 4.379%, 4/12/28	3,600,000	3,441
Bank of America Corp., 2.738%, (3 Month LIBOR plus 0.37%), 1/23/22	3,325,000	3,267
Bank of America Corp., 3.248%, 10/21/27	3,277,000	3,053

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Financial continued
Bank of America Corp., 3.300%, 1/11/23	3,098,000	3,052
Bank of America Corp., 3.366%, (3 Month LIBOR plus 0.81%), 1/23/26	1,087,000	1,046
Bank of America Corp., 3.593%, (3 Month LIBOR plus 1.37%), 7/21/28	6,879,000	6,565
Bank of America Corp., 4.000%, 4/1/24	2,808,000	2,832
Bank of America Corp., 4.244%, (3 Month LIBOR plus 1.81%), 4/24/38	2,359,000	2,289
Bank of America Corp., 4.450%, 3/3/26	1,745,000	1,749
The Bank of New York Mellon Corp., 3.300%, 8/23/29	548,000	509
BNP Paribas SA, 3.375%, 1/9/25 144A	1,972,000	1,863
BNP Paribas SA, 3.500%, 3/1/23 144A	5,229,000	5,095
Boston Properties LP, 3.200%, 1/15/25	439,000	418
Brandywine Operating Partnership LP, 3.950%, 11/15/27	1,082,000	1,028
Brighthouse Financial, Inc., 3.700%, 6/22/27	1,155,000	1,028
Capital One Financial Corp., 2.400%, 10/30/20	2,060,000	2,009
Capital One Financial Corp., 3.200%, 1/30/23	1,571,000	1,525
Capital One Financial Corp., 4.250%, 4/30/25	3,866,000	3,852
Capital One NA, 2.650%, 8/8/22	1,950,000	1,871
Citigroup, Inc., 2.876%, (3 Month LIBOR plus 0.95%), 7/24/23	1,105,000	1,065
Citigroup, Inc., 3.142%, (3 Month LIBOR plus 0.72%), 1/24/23	1,636,000	1,602
Citigroup, Inc., 3.200%, 10/21/26	1,093,000	1,017
Citigroup, Inc., 3.878%, (3 Month LIBOR plus 1.17%), 1/24/39	772,000	704
Citigroup, Inc., 4.044%, (3 Month LIBOR plus 1.02%), 6/1/24	8,265,000	8,309
Citigroup, Inc., 4.075%, (3 Month LIBOR plus 1.19%), 4/23/29	1,107,000	1,086
Citigroup, Inc., 4.125%, 7/25/28	1,072,000	1,026
Citigroup, Inc., 4.450%, 9/29/27	4,125,000	4,058
Credit Agricole SA, 3.750%, 4/24/23 144A	3,545,000	3,472
Danske Bank A/S, 3.875%, 9/12/23 144A	2,545,000	2,524
Danske Bank A/S, 4.375%, 6/12/28 144A	2,345,000	2,333
DDR Corp., 4.250%, 2/1/26	453,000	442
DDR Corp., 4.625%, 7/15/22	3,127,000	3,206
DNB Bank ASA, 2.125%, 10/2/20 144A	5,500,000	5,363
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	1,565,000	1,474
The Goldman Sachs Group, Inc., 4.223%, (3 Month LIBOR plus 1.30%), 5/1/29	3,315,000	3,265
The Goldman Sachs Group, Inc., 4.411%, (3 Month LIBOR plus 1.43%), 4/23/39	3,015,000	2,889
HSBC Holdings PLC, 2.650%, 1/5/22	1,890,000	1,830
HSBC Holdings PLC, 3.950%, (3 Month LIBOR plus 0.99%), 5/18/24	2,214,000	2,208
HSBC Holdings PLC, 4.583%, (3 Month LIBOR plus 1.53%), 6/19/29	2,400,000	2,423
Intesa Sanpaolo SPA, 3.875%, 7/14/27 144A	5,130,000	4,425
Intesa Sanpaolo SPA, 3.875%, 1/12/28 144A	4,163,000	3,567
Intesa Sanpaolo SPA, 4.375%, 1/12/48 144A	1,241,000	965
JPMorgan Chase & Co., 2.295%, 8/15/21	1,767,000	1,707
JPMorgan Chase & Co., 2.950%, 10/1/26	5,049,000	4,688

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Financial continued
JPMorgan Chase & Co., 3.514%, (3 Month LIBOR plus 0.61%), 6/18/22	5,467,000	5,471
JPMorgan Chase & Co., 3.559%, (3 Month LIBOR plus 0.73%), 4/23/24	3,313,000	3,281
JPMorgan Chase & Co., 3.882%, (3 Month LIBOR plus 1.36%), 7/24/38	4,335,000	4,008
JPMorgan Chase & Co., 4.005%, (3 Month LIBOR plus 1.12%), 4/23/29	1,650,000	1,629
JPMorgan Chase & Co., 4.260%, (3 Month LIBOR plus 1.58%), 2/22/48	1,106,000	1,040
Lloyds Banking Group PLC, 4.344%, 1/9/48	1,840,000	1,578
Lloyds Banking Group PLC, 4.375%, 3/22/28	4,644,000	4,586
Markel Corp., 3.500%, 11/1/27	1,470,000	1,364
MetLife, Inc., 4.600%, 5/13/46	1,380,000	1,397
Mid-America Apartments LP, 3.600%, 6/1/27	1,110,000	1,064
Mid-America Apartments LP, 3.750%, 6/15/24	2,745,000	2,706
Mid-America Apartments LP, 4.000%, 11/15/25	1,415,000	1,402
Mid-America Apartments LP, 4.300%, 10/15/23	1,155,000	1,174
Morgan Stanley, 2.625%, 11/17/21	3,061,000	2,971
Morgan Stanley, 2.750%, 5/19/22	13,000	13
Morgan Stanley, 3.971%, (3 Month LIBOR plus 1.46%), 7/22/38	1,581,000	1,464
PNC Bank NA, 2.500%, 1/22/21	3,345,000	3,284
PNC Bank NA, 3.500%, 6/8/23	5,445,000	5,451
The Progressive Corp., 4.200%, 3/15/48	2,236,000	2,207
Prudential Financial, Inc., 3.878%, 3/27/28	1,730,000	1,709
Prudential Financial, Inc., 4.600%, 5/15/44	560,000	565
Public Storage, 2.370%, 9/15/22	3,069,000	2,946
Public Storage, 3.094%, 9/15/27	2,377,000	2,235
Regency Centers LP, 3.600%, 2/1/27	1,124,000	1,068
Regency Centers LP, 4.125%, 3/15/28	1,288,000	1,273
Royal Bank of Scotland Group PLC, 4.892%, (3 Month LIBOR plus 1.75%), 5/18/29	2,313,000	2,302
Store Capital Corp., 4.500%, 3/15/28	4,281,000	4,186
Synchrony Financial, 3.950%, 12/1/27	4,458,000	4,111
Tanger Properties LP, 3.750%, 12/1/24	1,365,000	1,310
Tanger Properties LP, 3.875%, 12/1/23	1,505,000	1,470
UBS Group Funding AG, 3.491%, 5/23/23 144A	2,456,000	2,400
UBS Group Funding Jersey, Ltd., 2.650%, 2/1/22 144A	5,200,000	5,008
Voya Financial, Inc., 3.125%, 7/15/24	2,400,000	2,266
Voya Financial, Inc., 4.800%, 6/15/46	885,000	860
Washington Prime Group LP, 5.950%, 8/15/24	1,040,000	1,002
WEA Finance LLC, 3.150%, 4/5/22 144A	2,915,000	2,858
XLIT, Ltd., 5.250%, 12/15/43	1,081,000	1,188
XLIT, Ltd., 5.500%, 3/31/45	867,000	899
XLIT, Ltd., 6.250%, 5/15/27	1,229,000	1,404

Total		219,246

Industrial (1.6%)
The Boeing Co., 3.250%, 3/1/28	475,000	464
The Boeing Co., 3.550%, 3/1/38	880,000	842
The Boeing Co., 3.625%, 3/1/48	705,000	660
Burlington Northern Santa Fe LLC, 4.050%, 6/15/48	1,690,000	1,633
FedEx Corp., 4.400%, 1/15/47	658,000	622

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Industrial continued
FedEx Corp., 4.550%, 4/1/46	1,775,000	1,721
General Dynamics Corp., 2.875%, 5/11/20	4,890,000	4,894
General Dynamics Corp., 3.000%, 5/11/21	3,665,000	3,653
General Dynamics Corp., 3.375%, 5/15/23	3,105,000	3,110
General Electric Co., 4.500%, 3/11/44	1,096,000	1,074
General Electric Co., 5.875%, 1/14/38	1,482,000	1,681
John Deere Capital Corp., 2.650%, 6/24/24	2,575,000	2,452
Mexico City Airport Trust, 5.500%, 7/31/47 144A	2,885,000	2,570
Northrop Grumman Corp., 2.080%, 10/15/20	2,590,000	2,531
Northrop Grumman Corp., 2.550%, 10/15/22	3,623,000	3,489
Northrop Grumman Corp., 3.250%, 8/1/23	3,360,000	3,321
Northrop Grumman Corp., 3.250%, 1/15/28	1,857,000	1,747
Northrop Grumman Corp., 4.030%, 10/15/47	815,000	763
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.950%, 3/10/25 144A	2,465,000	2,436
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.125%, 8/1/23 144A	4,380,000	4,392
Valmont Industries, Inc., 5.000%, 10/1/44	1,095,000	1,035
Valmont Industries, Inc., 5.250%, 10/1/54	2,134,000	1,976
Vulcan Materials Co., 4.500%, 6/15/47	1,205,000	1,093

Total		48,159

Technology (0.9%)
Apple, Inc., 2.850%, 5/11/24	2,087,000	2,020
Apple, Inc., 3.200%, 5/11/27	3,105,000	2,995
Apple, Inc., 3.750%, 11/13/47	2,238,000	2,100
Apple, Inc., 4.250%, 2/9/47	2,208,000	2,238
Apple, Inc., 4.375%, 5/13/45	1,020,000	1,054
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.500%, 1/15/28	2,662,000	2,423
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	515,000	541
Dell International LLC / EMC Corp., 8.350%, 7/15/46 144A	786,000	946
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	2,227,000	2,198
Microsoft Corp., 2.000%, 8/8/23	2,795,000	2,640
Microsoft Corp., 4.100%, 2/6/37	1,799,000	1,873
Microsoft Corp., 4.250%, 2/6/47	3,228,000	3,421
Oracle Corp., 2.625%, 2/15/23	1,517,000	1,469
Oracle Corp., 2.950%, 11/15/24	811,000	782
Oracle Corp., 3.800%, 11/15/37	829,000	784
Oracle Corp., 4.000%, 11/15/47	679,000	641

Total		28,125

Utilities (1.5%)
Alliant Energy Finance, LLC, 4.250%, 6/15/28 144A	2,978,000	2,976
American Transmission Systems, Inc., 5.000%, 9/1/44 144A	614,000	673
Appalachian Power Co., 3.300%, 6/1/27	1,690,000	1,623
Baltimore Gas & Electric Co., 3.750%, 8/15/47	202,000	189
The Brooklyn Union Gas Co., 4.273%, 3/15/48 144A	1,096,000	1,088
Commonwealth Edison Co., 3.750%, 8/15/47	695,000	650
Commonwealth Edison Co., 4.000%, 3/1/48	1,320,000	1,290
Dominion Resources, Inc., 1.600%, 8/15/19	2,070,000	2,038
Dominion Resources, Inc., 2.000%, 8/15/21	1,555,000	1,483
Duke Energy Corp., 1.800%, 9/1/21	2,380,000	2,277

Corporate Bonds (22.4%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Duke Energy Florida LLC, 4.200%, 7/15/48	2,186,000	2,201
Duquesne Light Holdings, Inc., 3.616%, 8/1/27 144A	3,065,000	2,904
Electricite de France SA, 6.000%, 1/22/14 144A	1,978,000	2,062
Georgia Power Co., 4.300%, 3/15/42	530,000	529
Indiana Michigan Power Co., 4.550%, 3/15/46	1,105,000	1,144
IPALCO Enterprises, Inc., 3.700%, 9/1/24	2,690,000	2,607
Mid-Atlantic Interstate Transmission LLC, 4.100%, 5/15/28 144A	2,208,000	2,207
Northern States Power Co., 3.600%, 9/15/47	1,353,000	1,246
Pacific Gas & Electric Co., 3.300%, 12/1/27	2,862,000	2,569
Pacific Gas & Electric Co., 3.950%, 12/1/47	395,000	338
PECO Energy Co., 3.150%, 10/15/25	1,195,000	1,159
Public Service Co. of Colorado, 3.700%, 6/15/28	547,000	549
Public Service Co. of Colorado, 4.100%, 6/15/48	219,000	220
Sempra Energy, 2.900%, 2/1/23	1,113,000	1,080
Sempra Energy, 4.000%, 2/1/48	4,093,000	3,675
South Carolina Electric & Gas Co., 5.100%, 6/1/65	377,000	380
Southern California Edison Co., 4.125%, 3/1/48	813,000	769
The Southern Co., 3.250%, 7/1/26	723,000	678
Southern Co. Gas Capital Corp., 2.450%, 10/1/23	1,585,000	1,490
Southwestern Electric Power Co., 2.750%, 10/1/26	515,000	472
Southwestern Electric Power Co., 3.850%, 2/1/48	1,340,000	1,237
Southwestern Electric Power Co., 3.900%, 4/1/45	735,000	693
Southwestern Public Service Co., 3.700%, 8/15/47	539,000	496
State Grid Overseas Investment 2016, Ltd., 3.750%, 5/2/23 144A	1,000,000	1,000
Union Electric Co., 4.000%, 4/1/48	426,000	417

Total		46,409

Total Corporate Bonds (Cost: $699,191)		681,252

Governments (32.0%)
Governments (32.0%)
Export-Import Bank of Korea, 2.500%, 11/1/20	1,940,000	1,903
Export-Import Bank of Korea, 3.000%, 11/1/22	2,808,000	2,732
Japan Bank for International Cooperation, 2.250%, 2/24/20	4,658,000	4,612
Republic of Chile, 3.240%, 2/6/28	5,455,000	5,207
Republic of Indonesia, 2.950%, 1/11/23	6,100,000	5,789
Republic of Paraguay, 6.100%, 8/11/44 144A	2,505,000	2,561
Republic of Uruguay, 4.975%, 4/20/55	1,430,000	1,387
Saudi International Bond, 4.000%, 4/17/25 144A	1,085,000	1,080
Saudi International Bond, 5.000%, 4/17/49 144A	2,162,000	2,103
State of Israel, 4.125%, 1/17/48	1,055,000	997
State of Qatar, 4.500%, 4/23/28 144A	1,205,000	1,216
United Mexican States, 4.600%, 2/10/48	2,509,000	2,308
United Mexican States, 5.750%, 10/12/2110	718,000	707
US Treasury, 1.125%, 2/28/21	24,755,000	23,816
US Treasury, 1.125%, 7/31/21	36,287,000	34,671
US Treasury, 1.375%, 9/30/19	8,686,000	8,574
US Treasury, 1.375%, 2/15/20	8,206,000	8,059
US Treasury, 1.375%, 8/31/20	6,569,000	6,406
US Treasury, 1.375%, 9/30/20	11,704,000	11,400

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Governments (32.0%)	Shares/ $ Par	Value $ (000’s)
Governments continued
US Treasury, 1.500%, 5/31/20	5,864,000	5,751
US Treasury, 1.500%, 7/15/20	8,164,000	7,995
US Treasury, 1.500%, 8/15/20	11,945,000	11,686
US Treasury, 1.500%, 8/15/26	40,701,000	36,747
US Treasury, 1.625%, 3/15/20	6,610,000	6,512
US Treasury, 1.625%, 7/31/20	19,456,000	19,090
US Treasury, 1.625%, 10/15/20	29,726,000	29,098
US Treasury, 1.625%, 8/31/22	32,067,000	30,703
US Treasury, 1.750%, 11/15/20	33,103,000	32,469
US Treasury, 1.875%, 12/31/19	873,000	865
US Treasury, 1.875%, 12/15/20	5,965,000	5,865
US Treasury, 1.875%, 1/31/22	12,829,000	12,477
US Treasury, 1.875%, 3/31/22	18,244,000	17,717
US Treasury, 1.875%, 4/30/22	12,220,000	11,857
US Treasury, 1.875%, 7/31/22 (b)	25,024,000	24,219
US Treasury, 2.000%, 1/31/20	2,241,000	2,224
US Treasury, 2.000%, 10/31/21	26,150,000	25,600
US Treasury, 2.000%, 12/31/21	44,186,000	43,197
US Treasury, 2.000%, 10/31/22	22,023,000	21,379
US Treasury, 2.000%, 11/30/22	2,791,000	2,708
US Treasury, 2.000%, 11/15/26	34,766,000	32,570
US Treasury, 2.250%, 12/31/24	225,000	218
US Treasury, 2.250%, 2/15/27	61,931,000	59,084
US Treasury, 2.250%, 8/15/27	17,235,000	16,399
US Treasury, 2.250%, 11/15/27	7,920,000	7,526
US Treasury, 2.375%, 4/30/20	5,970,000	5,954
US Treasury, 2.375%, 3/15/21	21,122,000	20,992
US Treasury, 2.375%, 4/15/21	6,761,000	6,717
US Treasury, 2.375%, 1/31/23	6,694,000	6,593
US Treasury, 2.500%, 2/15/46	19,549,000	17,755
US Treasury, 2.500%, 5/15/46	10,635,000	9,654
US Treasury, 2.500%, 5/31/20	4,685,000	4,683
US Treasury, 2.625%, 5/15/21	3,655,000	3,655
US Treasury, 2.625%, 6/15/21	11,765,000	11,765
US Treasury, 2.625%, 6/30/23	50,295,000	50,034
US Treasury, 2.625%, 3/31/25	7,957,000	7,865
US Treasury, 2.750%, 8/15/47	5,087,000	4,849
US Treasury, 2.750%, 11/15/47	48,336,000	46,072
US Treasury, 2.750%, 4/30/23	950,000	951
US Treasury, 2.750%, 5/31/23	2,879,000	2,882
US Treasury, 2.750%, 6/30/25	16,350,000	16,278
US Treasury, 2.750%, 2/15/28	55,358,000	54,863
US Treasury, 2.875%, 11/15/46	4,658,000	4,556
US Treasury, 2.875%, 4/30/25	5,382,000	5,402
US Treasury, 2.875%, 5/31/25	1,238,000	1,242
US Treasury, 2.875%, 5/15/28	30,527,000	30,575
US Treasury, 3.000%, 11/15/45	24,338,000	24,400
US Treasury, 3.000%, 2/15/47	16,572,000	16,615
US Treasury, 3.000%, 2/15/48	19,579,000	19,625
US Treasury, 3.125%, 5/15/48	6,810,000	6,993

Total Governments (Cost: $990,010)		970,455

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.5%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	1,780,000	2,593
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,600,000	3,786
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	2,425,000	3,443
The Ohio State University, 4.800%, 6/1/11 RB	1,070,000	1,166
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,540,000	3,760
State of California, Series 2010, 7.600%, 11/1/40 GO	850,000	1,278

Total Municipal Bonds (Cost: $15,881)		16,026

Structured Products (51.7%)
Asset Backed Securities (13.5%)
Ally Auto Receivables Trust, Series 2015-1, Class A4, 1.750%, 5/15/20	1,409,000	1,405
Ally Auto Receivables Trust, Series 2015-2, Class A4, 1.840%, 6/15/20	1,153,000	1,149
Ally Auto Receivables Trust, Series 2018-1, Class A4, 2.530%, 2/15/23	1,300,000	1,285
Ally Auto Receivables Trust, Series 2018-2, Class A4, 3.090%, 6/15/23	3,145,000	3,146
Ally Auto Receivables Trust, Series 2018-3, Class A, 3.120%, 7/17/23(l)	1,959,000	1,959
Ally Master Owner Trust, Series 2018-2, Class A, 3.290%, 5/15/23	1,772,000	1,776
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.070%, 12/19/22	1,368,000	1,368
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/22 144A	1,627,000	1,588
Capital Auto Receivables Asset Trust, Series 2015-3, Class A4, 2.130%, 5/20/20	250,000	250
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	2,266,000	2,259
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,682
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	710,000	703
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	1,365,000	1,349
Capital Auto Receivables Asset Trust, Series 2018-1, Class A4, 2.930%, 6/20/22 144A	3,655,000	3,641
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 2.414%, (1 Month LIBOR plus 0.33%), 1/21/25	5,900,000	5,905
College Ave Student Loans, Series 2017-A, Class A1, 3.741%, (ICE LIBOR USD 1 Month plus 1.65%), 11/26/46 144A	2,328,079	2,377

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
College Ave Student Loans, Series 2018-A, Class A2, 4.130%, 12/26/47 144A	1,642,000	1,648
Discover Card Execution Note Trust, Series 2017-A2, Class A2, 2.390%, 7/15/24	3,298,000	3,221
Ford Credit Auto Owner Trust, Series 2015-A, Class A4, 1.640%, 6/15/20	1,504,000	1,500
Ford Credit Auto Owner Trust, Series 2017-A, Class A4, 1.920%, 4/15/22	4,342,000	4,252
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31 144A	4,465,000	4,392
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	8,423,000	8,332
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.960%, 10/25/21 144A	2,575,000	2,543
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/21 144A	5,403,000	5,311
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 2.950%, 3/25/22 144A	2,035,000	2,006
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20 144A	3,577,000	3,549
Hertz Vehicle Financing LLC, Series 2016-3A, Class B, 3.110%, 7/25/20 144A	1,173,000	1,169
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/25/22 144A	6,093,000	5,933
Hertz Vehicle Financing LLC, Series 2017-2A, Class A, 3.290%, 10/25/23 144A	4,111,000	4,026
Hertz Vehicle Financing LLC, Series 2018-2A, Class A, 3.650%, 6/27/22 144A	2,855,000	2,855
Hertz Vehicle Financing LLC, Series 2018-3A, Class A, 4.030%, 7/25/24 144A	4,459,000	4,458
Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.160%, 8/19/24	2,420,000	2,430
Kubota Credit Owner Trust, Series 2018-1A, Class A3, 3.100%, 8/15/22 144A	3,755,000	3,755
Kubota Credit Owner Trust, Series 2018-1A, Class A4, 3.210%, 1/15/25 144A	1,801,000	1,802
Navient Private Education Loan Trust, Series 2014-AA, Class A3, 3.673%, (ICE LIBOR USD 1 Month plus 1.60%), 10/15/31 144A	3,434,000	3,550
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 2.773%, (ICE LIBOR USD 1 Month plus 0.70%), 9/16/24 144A	1,254,157	1,256
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,182
Navient Private Education Loan Trust, Series 2018-BA, Class A2A, 3.610%, 12/15/59 144A	2,356,000	2,366
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 2.788%, (1 Month LIBOR plus 0.72%), 12/15/59 144A	2,055,000	2,056
Navient Student Loan Trust, Series 2014-1, Class A3, 2.470%, (ICE LIBOR USD 1 Month plus 0.51%), 6/25/31	2,741,506	2,737
Navient Student Loan Trust, Series 2016-1A, Class A, 2.791%, (ICE LIBOR USD 1 Month plus 0.70%), 2/25/70 144A	11,043,953	11,085

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2016-3A, Class A2, 2.941%, (1 Month LIBOR plus 0.85%), 6/25/65 144A	1,665,000	1,678
Navient Student Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	5,157,053	5,243
Navient Student Loan Trust, Series 2016-AA, Class A2B, 4.223%, (ICE LIBOR USD 1 Month plus 2.15%), 12/15/45 144A	1,860,993	1,954
Navient Student Loan Trust, Series 2017-4A, Class A2, 2.591%, (1 Month LIBOR plus 0.50%), 9/27/66 144A	2,163,000	2,169
Navient Student Loan Trust, Series 2017-A, Class A2B, 2.973%, (1 Month LIBOR plus 0.90%), 12/16/58 144A	3,441,000	3,475
Navient Student Loan Trust, Series 2018-3A, Class A3, 2.888%, (1 Month LIBOR plus 0.80%), 3/25/67 144A(l)	3,036,000	3,036
Navient Student Loan Trust, Series 2018-A, Class A2, 3.190%, 2/18/42 144A	1,163,000	1,151
Nelnet Student Loan Trust, Series 2004-3, Class A5, 2.540%, (3 Month LIBOR plus 0.18%), 10/27/36	603,248	597
Nelnet Student Loan Trust, Series 2004-4, Class A5, 2.520%, (3 Month LIBOR plus 0.16%), 1/25/37	2,993,783	2,967
Nelnet Student Loan Trust, Series 2005-1, Class A5, 2.470%, (3 Month LIBOR plus 0.11%), 10/25/33	9,275,545	9,222
Nelnet Student Loan Trust, Series 2005-2, Class A5, 2.432%, (3 Month LIBOR plus 0.10%), 3/23/37	8,704,067	8,589
Nelnet Student Loan Trust, Series 2005-3, Class A5, 2.452%, (3 Month LIBOR plus 0.12%), 12/24/35	10,781,032	10,687
Nelnet Student Loan Trust, Series 2005-4, Class A4, 2.512%, (3 Month LIBOR plus 0.18%), 3/22/32	1,718,920	1,696
Nelnet Student Loan Trust, Series 2010-2A, Class A, 3.185%, (3 Month LIBOR plus 0.85%), 9/25/48 144A	5,852,791	5,895
Nelnet Student Loan Trust, Series 2010-4A, Class A, 2.760%, (1 Month LIBOR plus 0.80%), 4/25/46 144A	982,905	992
Nelnet Student Loan Trust, Series 2012-4A, Class A, 2.660%, (1 Month LIBOR plus 0.70%), 9/27/38 144A	9,271,333	9,335
Nelnet Student Loan Trust, Series 2014-1A, Class A, 2.661%, (1 Month LIBOR plus 0.57%), 9/25/41 144A	1,405,884	1,408
Nelnet Student Loan Trust, Series 2016-1A, Class A, 2.760%, (ICE LIBOR USD 1 Month plus 0.80%), 9/25/65 144A	4,984,149	5,040
Nelnet Student Loan Trust, Series 2017-2A, Class A, 2.861%, (ICE LIBOR USD 1 Month plus 0.77%), 9/25/65 144A	5,164,445	5,191
Nelnet Student Loan Trust, Series 2017-3A, Class A, 2.941%, (1 Month LIBOR plus 0.85%), 2/25/66 144A	3,114,638	3,132

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2018-2, Class A6, 2.742%, (3 Month LIBOR plus 0.38%), 4/25/31 144A	7,268,000	7,273
Nelnet Student Loan Trust, Series 2018-2A, Class A, 2.651%, (1 Month LIBOR plus 0.65%), 7/26/66 144A	9,731,000	9,732
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 3.173%, (ICE LIBOR USD 1 Month plus 1.10%), 6/17/30 144A	387,699	389
SLM Student Loan Trust, Series 2003-1, Class A5C, 3.091%, (3 Month LIBOR plus 0.75%), 12/15/32 144A	1,784,134	1,776
SLM Student Loan Trust, Series 2004-10, Class A7A, 2.960%, (3 Month LIBOR plus 0.75%), 10/25/29 144A	5,602,000	5,623
SLM Student Loan Trust, Series 2005-10, Class A5, 2.490%, (3 Month LIBOR plus 0.13%), 7/26/21	1,739,839	1,725
SLM Student Loan Trust, Series 2005-4, Class A3, 2.480%, (3 Month LIBOR plus 0.12%), 1/25/27	6,535,358	6,511
SLM Student Loan Trust, Series 2005-7, Class A4, 2.510%, (3 Month LIBOR plus 0.15%), 10/25/29	5,364,336	5,339
SLM Student Loan Trust, Series 2005-9, Class A7A, 2.960%, (3 Month LIBOR plus 0.60%), 1/25/41	1,435,000	1,438
SLM Student Loan Trust, Series 2006-1, Class A5, 2.470%, (3 Month LIBOR plus 0.11%), 7/26/21	8,005,105	7,926
SLM Student Loan Trust, Series 2006-3, Class A5, 2.460%, (3 Month LIBOR plus 0.10%), 1/25/21	4,469,168	4,426
SLM Student Loan Trust, Series 2007-1, Class A6, 2.500%, (3 Month LIBOR plus 0.14%), 1/27/42	2,342,000	2,259
SLM Student Loan Trust, Series 2007-2, Class A4, 2.420%, (3 Month LIBOR plus 0.06%), 7/25/22	6,060,000	5,925
SLM Student Loan Trust, Series 2012-1, Class A3, 2.910%, (ICE LIBOR USD 1 Month plus 0.95%), 9/25/28	8,234,125	8,260
SLM Student Loan Trust, Series 2012-2, Class A, 2.791%, (ICE LIBOR USD 1 Month plus 0.70%), 1/25/29	3,978,404	3,973
SLM Student Loan Trust, Series 2012-6, Class A3, 2.710%, (ICE LIBOR USD 1 Month plus 0.75%), 5/26/26	3,106,917	3,107
SLM Student Loan Trust, Series 2013-4, Class A, 2.641%, (1 Month LIBOR plus 0.55%), 6/25/43	1,350,953	1,354
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	1,170,540	1,156
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 3.073%, (ICE LIBOR USD 1 Month plus 1.00%), 6/15/27 144A	3,161,892	3,188
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	1,324,510	1,316
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 3.273%, (ICE LIBOR USD 1 Month plus 1.20%), 7/15/27 144A	4,377,913	4,436
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 3.473%, (ICE LIBOR USD 1 Month plus 1.40%), 7/15/27 144A	1,448,181	1,469

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	9,015,337	8,820
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 3.573%, (ICE LIBOR USD 1 Month plus 1.50%), 5/15/31 144A	8,131,946	8,358
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.430%, 2/17/32 144A	3,150,603	3,058
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 3.523%, (ICE LIBOR USD 1 Month plus 1.45%), 2/17/32 144A	8,146,265	8,323
SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/34 144A	6,166,000	5,990
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 3.173%, (ICE LIBOR USD 1 Month plus 1.10%), 9/15/34 144A	5,766,000	5,845
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 2.823%, (1 Month LIBOR plus 0.75%), 10/15/35 144A	4,236,000	4,249
SMB Private Education Loan Trust, Series 2018-A, Class A2B, 2.873%, (1 Month LIBOR plus 0.80%), 2/15/36 144A	2,318,000	2,340
SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/37 144A	4,056,000	4,070
SMB Private Education Loan Trust, Series 2018-B, Class A2B, 2.804%, (1 Month LIBOR plus 0.72%), 1/15/37 144A	3,662,000	3,661
Social Professional Loan Program LLC, Series 2017-E, Class A1, 2.591%, (1 Month LIBOR plus 0.50%), 11/26/40 144A	1,151,795	1,155
Social Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/40 144A	5,282,000	5,125
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 2.760%, 12/26/36 144A	2,185,704	2,160
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 3.041%, (ICE LIBOR USD 1 Month plus 0.95%), 1/25/39 144A	550,551	554
SoFi Professional Loan Program LLC, Series 2017-B, Class A2FX, 2.740%, 5/25/40 144A	2,108,000	2,077
SoFi Professional Loan Program LLC, Series 2017-C, Class A2B, 2.630%, 7/25/40 144A	3,127,000	3,070
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/41 144A	4,504,000	4,396
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950%, 2/25/42 144A	5,211,000	5,100
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.340%, 8/26/47 144A	4,753,000	4,748
SoFi Professional Loan Program LLC, Series 2016-E, Class A1, 2.941%, (ICE LIBOR USD 1 Month plus 0.85%), 7/25/39 144A	1,281,127	1,287
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 2.791%, (ICE LIBOR USD 1 Month plus 0.70%), 3/26/40 144A	1,195,089	1,199
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX, 2.650%, 9/25/40 144A	356,000	345

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.370%, 3/15/23	1,621,000	1,604
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.470%, 5/15/26	6,661,000	6,699
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A1, 3.150%, 7/22/24	1,196,000	1,194
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.550%, 6/17/24	246,000	243
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/25	6,863,000	6,650
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/23	2,591,000	2,552
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/24	3,908,000	3,841
World Financial Network Credit Card Master Trust, Series 2017-C, Class A, 2.310%, 8/15/24	6,340,000	6,220
World Omni Auto Receivables Trust, Series 2014-B, Class A4, 1.680%, 12/15/20	1,162,000	1,159
World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/23	1,246,000	1,242

Total		409,648

Mortgage Securities (38.2%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.837%, (CSTR), 2/14/43 IO	371,934	5
Benchmark Mortgage Trust, Series 2018-B1, Class ASB, 3.602%, (AFC), 1/15/51	854,000	854
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121%, 7/15/51	1,178,000	1,212
CD Commercial Mortgage Trust, Series 2017-CD6, Class ASB, 3.332%, 11/13/50	2,821,000	2,790
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1, 1.793%, (CSTR, AFC), 1/10/48	1,105,175	1,088
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, (EXE), 5/10/58	1,545,000	1,495
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.091%, 5/10/58	1,508,000	1,474
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585%, (CSTR), 12/10/54	1,536,000	1,514
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.838%, (AFC, EXE), 12/10/54	1,179,000	1,181
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1, 1.964%, 6/15/50	823,262	806
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.571%, 6/15/50	907,000	894
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB, 3.367%, 6/15/50	1,226,000	1,211
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1, 1.443%, 8/10/49	707,802	689
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB, 2.622%, 8/10/49	2,660,000	2,534
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.121%, 6/10/50	694,000	675

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB, 3.317%, 5/10/50	1,173,000	1,162
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AS, 3.457%, 4/10/48	730,000	717
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1, 6.500%, 4/25/35	214,388	220
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	1,219,438	1,195
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	424,737	416
Commercial Mortgage Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	616,534	617
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A1, 1.468%, 8/10/50	179,006	178
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A3, 3.765%, 10/10/46	734,000	745
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.046%, 10/10/46	1,225,000	1,260
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A2, 2.122%, 3/10/46	461,405	461
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/47	415,000	424
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class AM, 3.968%, 8/10/47	1,676,000	1,674
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A5, 3.644%, 12/10/47	2,228,000	2,233
Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/48	1,756,000	1,736
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB, 2.972%, 10/10/49	1,155,000	1,119
Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3, 4.228%, 5/10/51	2,129,000	2,202
Credit Suisse Mortgage Trust, Series 2013-IVR4, Class A6, 2.500%, (AFC), 7/25/43 144A	3,007,016	2,963
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	1,597,000	1,603
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.807%, 11/15/48	4,039,000	4,071
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.532%, 11/15/48	582,000	582
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.033%, (AFC), 4/15/51	2,341,000	2,380
Federal Home Loan Mortgage Corp., 2.425%, (ICE LIBOR USD 12 Month plus 1.65%), 5/1/43	1,519,855	1,501
Federal Home Loan Mortgage Corp., 2.805%, (ICE LIBOR USD 12 Month plus 1.64%), 1/1/47	2,746,831	2,734
Federal Home Loan Mortgage Corp., 3.500%, 9/1/26	485,934	492
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	386,429	386
Federal Home Loan Mortgage Corp., 3.500%, 12/1/47	1,164,360	1,159
Federal Home Loan Mortgage Corp., 3.500%, 1/1/48	4,732,248	4,715
Federal Home Loan Mortgage Corp., 3.500%, 2/1/48	4,943,798	4,925
Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	10,973,067	10,933

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	7,800,190	8,070
Federal Home Loan Mortgage Corp., 4.000%, 1/1/34	3,445,789	3,563
Federal Home Loan Mortgage Corp., 4.000%, 4/1/34	1,547,394	1,589
Federal Home Loan Mortgage Corp., 4.000%, 1/1/35	131,865	137
Federal Home Loan Mortgage Corp., 4.000%, 1/1/36	206,866	214
Federal Home Loan Mortgage Corp., 4.000%, 10/1/36	1,412,298	1,456
Federal Home Loan Mortgage Corp., 4.000%, 3/1/37	728,282	756
Federal Home Loan Mortgage Corp., 4.000%, 1/1/42	1,854,878	1,906
Federal Home Loan Mortgage Corp., 4.000%, 8/1/43	1,577,924	1,622
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	728,987	746
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	899,690	920
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	959,508	981
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	1,487,665	1,521
Federal Home Loan Mortgage Corp., 4.000%, 4/1/48	1,882,549	1,925
Federal Home Loan Mortgage Corp., 4.000%, 6/1/48	4,981,000	5,095
Federal Home Loan Mortgage Corp., 4.500%, 3/1/39	1,096,426	1,150
Federal Home Loan Mortgage Corp., 4.500%, 6/1/39	130,546	137
Federal Home Loan Mortgage Corp., 4.500%, 7/1/39	142,609	150
Federal Home Loan Mortgage Corp., 4.500%, 3/1/41	371,677	391
Federal Home Loan Mortgage Corp., 4.500%, 1/1/45	842,310	890
Federal Home Loan Mortgage Corp., 4.500%, 5/1/45	156,298	164
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	2,382,199	2,584
Federal Home Loan Mortgage Corp., 5.000%, 5/1/48	6,738,616	7,246
Federal Home Loan Mortgage Corp., 5.000%, 6/1/48	395,000	422
Federal Home Loan Mortgage Corp., Series 2016-4576, Class HN, 3.500%, 8/15/41	5,602,643	5,646
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA, 3.000%, 10/15/47	18,982,155	18,479
Federal Home Loan Mortgage Corp., Series 2018-4759, Class E, 3.500%, 9/15/41	6,530,331	6,573
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA, 3.000%, 3/15/48	5,765,767	5,713
Federal Home Loan Mortgage Corp., Series 2018-4782, Class BA, 4.500%, 11/15/44	7,013,428	7,286
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP, 4.500%, 7/15/42	3,289,389	3,412
Federal Home Loan Mortgage Corp., Series 2018-4787, Class AK, 3.000%, 5/15/48	7,538,823	7,291
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	459,905	507
Federal Home Loan Mortgage Corp., Series 360, Class 300, 3.000%, 11/15/47	6,492,393	6,324
Federal Home Loan Mortgage Corp., Series 3838, Class QE, 3.500%, 1/15/29	337,683	338
Federal Home Loan Mortgage Corp., Series 4425, Class A, 4.000%, 9/15/40	2,635,776	2,712
Federal Home Loan Mortgage Corp., Series 4640, Class LD, 4.000%, 9/15/43	8,820,544	9,065
Federal Home Loan Mortgage Corp., Series 4700, Class QJ, 4.000%, 7/15/44	6,377,894	6,587
Federal Home Loan Mortgage Corp., Series 4705, Class A, 4.500%, 9/15/42	4,281,215	4,505

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4763, Class CA, 3.000%, 9/15/38	1,198,231	1,189
Federal Home Loan Mortgage Corp., Series 4796, Class AK, 3.000%, 5/15/48	10,988,692	10,591
Federal Home Loan Mortgage Corp., Series 4802, Class A, 3.000%, 6/15/48	10,440,522	10,073
Federal National Mortgage Association0 10/9/19	6,830,000	6,612
Federal National Mortgage Association, 2.677%, (ICE LIBOR USD 12 Month plus 1.61%), 5/1/46	2,285,768	2,277
Federal National Mortgage Association, 2.731%, (ICE LIBOR USD 12 Month plus 1.61%), 12/1/47	1,181,652	1,171
Federal National Mortgage Association, 2.942%, (ICE LIBOR USD 12 Month plus 1.61%), 10/1/47	3,337,935	3,338
Federal National Mortgage Association, 2.946%, (ICE LIBOR USD 12 Month plus 1.60%), 8/1/47	2,387,251	2,384
Federal National Mortgage Association, 3.000%, 11/1/32	10,175,342	10,119
Federal National Mortgage Association, 3.000%, 9/1/33	1,733,822	1,719
Federal National Mortgage Association, 3.000%, 10/1/33	5,214,768	5,186
Federal National Mortgage Association, 3.000%, 11/1/46	4,717,794	4,631
Federal National Mortgage Association, 3.027%, (ICE LIBOR USD 12 Month plus 1.61%), 12/1/47	2,928,483	2,915
Federal National Mortgage Association, 3.132%, (ICE LIBOR USD 12 Month plus 1.62%), 3/1/47	3,701,168	3,724
Federal National Mortgage Association, 3.230%, (ICE LIBOR USD 12 Month plus 1.62%), 6/1/47	3,749,065	3,760
Federal National Mortgage Association, 3.500%, 10/1/26	2,889,589	2,926
Federal National Mortgage Association, 3.500%, 8/1/28	43,108	44
Federal National Mortgage Association, 3.500%, 10/1/28	1,758,143	1,780
Federal National Mortgage Association, 3.500%, 9/1/29	105,441	107
Federal National Mortgage Association, 3.500%, 9/1/33	472,215	479
Federal National Mortgage Association, 3.500%, 8/1/34	1,440,063	1,457
Federal National Mortgage Association, 3.500%, 12/1/35	5,098,717	5,171
Federal National Mortgage Association, 3.500%, 5/1/36	4,383,927	4,435
Federal National Mortgage Association, 3.500%, 9/1/36	720,488	731
Federal National Mortgage Association, 3.500%, 12/1/36	4,895,973	4,967
Federal National Mortgage Association, 3.500%, 3/1/37	7,282,866	7,362
Federal National Mortgage Association, 3.500%, 5/1/37	6,029,409	6,118
Federal National Mortgage Association, 3.500%, 5/1/38	7,449,874	7,493

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, 3.500%, 2/1/42	14,662,146	14,755
Federal National Mortgage Association, 3.500%, 6/1/43	681,134	682
Federal National Mortgage Association, 3.500%, 11/1/46	4,414,088	4,454
Federal National Mortgage Association, 3.500%, 11/1/47	1,521,564	1,517
Federal National Mortgage Association, 3.500%, 1/1/48	21,718,431	21,708
Federal National Mortgage Association, 3.500%, 2/1/48	5,338,977	5,322
Federal National Mortgage Association, 4.000%, 11/1/29	7,020,894	7,266
Federal National Mortgage Association, 4.000%, 2/1/32	52,889	55
Federal National Mortgage Association, 4.000%, 5/1/32	417,388	429
Federal National Mortgage Association, 4.000%, 6/1/32	3,191,994	3,283
Federal National Mortgage Association, 4.000%, 2/1/33	675,575	699
Federal National Mortgage Association, 4.000%, 12/1/33	305,408	316
Federal National Mortgage Association, 4.000%, 4/1/34	3,380,443	3,497
Federal National Mortgage Association, 4.000%, 7/1/35	5,797,527	5,998
Federal National Mortgage Association, 4.000%, 11/1/35	2,652,419	2,745
Federal National Mortgage Association, 4.000%, 1/1/36	3,777,010	3,909
Federal National Mortgage Association, 4.000%, 7/1/36	3,497,142	3,615
Federal National Mortgage Association, 4.000%, 9/1/36	1,503,925	1,553
Federal National Mortgage Association, 4.000%, 11/1/36	1,078,860	1,115
Federal National Mortgage Association, 4.000%, 12/1/36	4,137,066	4,277
Federal National Mortgage Association, 4.000%, 1/1/37	170,983	177
Federal National Mortgage Association, 4.000%, 2/1/37	522,984	540
Federal National Mortgage Association, 4.000%, 3/1/37	5,262,866	5,440
Federal National Mortgage Association, 4.000%, 4/1/37	3,128,797	3,238
Federal National Mortgage Association, 4.000%, 5/1/37	3,477,624	3,598
Federal National Mortgage Association, 4.000%, 6/1/37	3,441,573	3,564
Federal National Mortgage Association, 4.000%, 7/1/37	5,328,080	5,505
Federal National Mortgage Association, 4.000%, 9/1/37	4,178,099	4,319

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 10/1/37	2,522,001	2,610
Federal National Mortgage Association, 4.000%, 11/1/37	4,624,298	4,772
Federal National Mortgage Association, 4.000%, 12/1/37	3,648,055	3,775
Federal National Mortgage Association, 4.000%, 1/1/38	3,674,518	3,802
Federal National Mortgage Association, 4.000%, 6/1/40	3,926,427	4,020
Federal National Mortgage Association, 4.000%, 11/1/40	2,920,651	2,999
Federal National Mortgage Association, 4.000%, 1/1/42	941,719	968
Federal National Mortgage Association, 4.000%, 8/1/42	959,563	987
Federal National Mortgage Association, 4.000%, 10/1/43	3,244,304	3,327
Federal National Mortgage Association, 4.000%, 5/1/45	5,055,969	5,175
Federal National Mortgage Association, 4.000%, 9/1/45	1,290,994	1,334
Federal National Mortgage Association, 4.000%, 10/1/45	863,889	884
Federal National Mortgage Association, 4.000%, 12/1/45	973,987	997
Federal National Mortgage Association, 4.000%, 5/1/46	1,592,428	1,631
Federal National Mortgage Association, 4.000%, 7/1/46	216,047	222
Federal National Mortgage Association, 4.000%, 11/1/46	2,247,178	2,323
Federal National Mortgage Association, 4.000%, 1/1/47	783,668	803
Federal National Mortgage Association, 4.000%, 2/1/47	4,503,988	4,616
Federal National Mortgage Association, 4.000%, 3/1/47	2,112,422	2,167
Federal National Mortgage Association, 4.000%, 4/1/47	7,205,730	7,403
Federal National Mortgage Association, 4.000%, 5/1/47	6,357,584	6,497
Federal National Mortgage Association, 4.000%, 6/1/47	617,491	632
Federal National Mortgage Association, 4.000%, 8/1/47	16,732,526	17,120
Federal National Mortgage Association, 4.000%, 10/1/47	2,494,033	2,561
Federal National Mortgage Association, 4.000%, 11/1/47	15,903,951	16,311
Federal National Mortgage Association, 4.000%, 2/1/48	3,861,184	3,945
Federal National Mortgage Association, 4.000%, 3/1/48	5,018,615	5,135
Federal National Mortgage Association, 4.000%, 4/1/48	6,680,346	6,821

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 5/1/48	5,460,406	5,589
Federal National Mortgage Association, 4.000%, 6/1/48	2,030,000	2,077
Federal National Mortgage Association, 4.500%, 5/1/34	94,948	100
Federal National Mortgage Association, 4.500%, 1/1/39	2,920,775	3,049
Federal National Mortgage Association, 4.500%, 6/1/41	192,791	203
Federal National Mortgage Association, 4.500%, 3/1/43	2,168,634	2,278
Federal National Mortgage Association, 4.500%, 3/1/44	1,670,593	1,755
Federal National Mortgage Association, 4.500%, 10/1/45	3,653,139	3,826
Federal National Mortgage Association, 4.500%, 2/1/46	136,545	143
Federal National Mortgage Association, 4.500%, 1/1/48	1,719,555	1,824
Federal National Mortgage Association, 5.000%, 7/1/44	344,956	367
Federal National Mortgage Association, 5.000%, 5/1/48	3,594,521	3,840
Federal National Mortgage Association, 5.000%, 6/1/48	9,243,564	9,984
Federal National Mortgage Association, 5.000%, 8/1/56	13,268,996	14,256
Federal National Mortgage Association TBA, 3.000%, 7/1/48(l)	3,915,000	3,771
Federal National Mortgage Association TBA, 3.000%, 7/1/48(l)	5,114,000	4,918
Federal National Mortgage Association TBA, 3.750%, 7/1/48(l)	3,154,000	3,225
Federal National Mortgage Association TBA, 3.750%, 8/1/48(l)	1,571,000	1,603
Federal National Mortgage Association TBA, 4.000%, 7/12/48	2,500,000	2,549
Federal National Mortgage Association TBA, 4.500%, 7/12/48	800,000	833
Federal National Mortgage Association TBA, 4.500%, 8/13/48	16,800,000	17,461
Federal National Mortgage Association TBA, 4.500%, 9/13/48	21,100,000	21,897
Federal National Mortgage Association TBA, 5.000%, 9/13/48	12,000,000	12,665
Federal National Mortgage Association, Series 1998-61, Class PL, 6.000%, 11/25/28	1,048	1
Federal National Mortgage Association, Series 2011-43, Class AN, 3.500%, 12/25/28	60,565	60
Federal National Mortgage Association, Series 2013-30, Class CA, 1.500%, 4/25/43	1,204,359	1,114
Federal National Mortgage Association, Series 2014-40, Class EP, 3.500%, 10/25/42	1,872,516	1,894
Federal National Mortgage Association, Series 2015-18, Class HE, 4.000%, 9/25/41	72,674	75

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-59, Class CA, 3.500%, 9/25/43	7,163,998	7,200
Federal National Mortgage Association, Series 2017-13, Class PA, 3.000%, 8/25/46	3,365,150	3,323
Federal National Mortgage Association, Series 2017-M13, Class A2, 3.037%, 9/25/27	2,257,000	2,169
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, (AFC), 2/25/27	1,102,000	1,063
Federal National Mortgage Association, Series 2018-12, Class P, 3.000%, 3/25/46	3,829,402	3,753
Federal National Mortgage Association, Series 2018-14, Class KC, 3.000%, 3/25/48	6,743,410	6,678
Federal National Mortgage Association, Series 2018-15, Class AB, 3.000%, 3/25/48	1,452,577	1,440
Federal National Mortgage Association, Series 2018-15, Class CA, 3.000%, 3/25/48	1,409,446	1,394
Federal National Mortgage Association, Series 2018-38, Class LA, 3.000%, 6/25/48	10,982,645	10,571
Federal National Mortgage Association, Series 2018-38, Class PA, 3.500%, 6/25/47	21,977,828	21,956
Federal National Mortgage Association, Series 2018-43, Class CT, 3.000%, 6/25/48	10,441,361	10,070
Federal National Mortgage Association, Series 2018-44, Class PA, 3.500%, 6/25/44	7,667,148	7,702
Federal National Mortgage Association, Series 2018-45, Class GA, 3.000%, 6/25/48	22,658,430	21,970
Federal National Mortgage Association, Series 2018-50, Class BA, 3.000%, 7/25/48	22,301,000	21,440
Freddie Mac TBA, 3.000%, 7/1/48(l)	1,639,000	1,672
Government National Mortgage Association, 3.000%, 2/20/45	5,413,896	5,345
Government National Mortgage Association, 3.000%, 6/20/46	4,981,065	4,888
Government National Mortgage Association, 3.000%, 9/20/46	12,939,866	12,703
Government National Mortgage Association, 3.000%, 10/20/46	3,791,181	3,718
Government National Mortgage Association, 3.000%, 12/20/46	3,682,962	3,610
Government National Mortgage Association, 3.500%, 4/20/46	3,181,332	3,199
Government National Mortgage Association, 3.500%, 5/20/46	5,948,629	5,983
Government National Mortgage Association, 3.500%, 6/20/46	1,864,952	1,874
Government National Mortgage Association, 3.500%, 7/20/46	9,219,249	9,304
Government National Mortgage Association, 3.500%, 1/20/47	1,905,798	1,917
Government National Mortgage Association, 3.500%, 5/20/47	5,028,658	5,051
Government National Mortgage Association, 3.500%, 1/20/48	14,606,828	14,680
Government National Mortgage Association, 4.000%, 12/20/47	3,990,479	4,117

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, 4.000%, 3/20/48	1,400,192	1,438
Government National Mortgage Association, 4.000%, 4/20/48	4,624,466	4,754
Government National Mortgage Association, 4.500%, 5/20/45	686,806	729
Government National Mortgage Association, 4.500%, 6/20/45	1,208,520	1,288
Government National Mortgage Association, 4.500%, 7/20/45	1,148,492	1,218
Government National Mortgage Association, 4.500%, 8/20/45	506,153	534
Government National Mortgage Association, 4.500%, 9/20/45	252,635	268
Government National Mortgage Association, 4.500%, 8/15/47	556,997	591
Government National Mortgage Association, 4.500%, 9/15/47	592,557	625
Government National Mortgage Association, 4.500%, 6/20/48	10,470,000	10,902
Government National Mortgage Association, 5.000%, 12/20/39	160,502	176
Government National Mortgage Association, 5.000%, 11/20/45	316,888	347
Government National Mortgage Association, 5.000%, 4/20/48	796,875	850
Government National Mortgage Association, 5.000%, 5/20/48	29,065,075	30,545
Government National Mortgage Association, 5.000%, 6/1/48	24,625,000	25,879
Government National Mortgage Association, 5.000%, 7/20/48	26,060,000	27,419
Government National Mortgage Association TBA, 4.500%, 7/19/48	11,800,000	12,265
Government National Mortgage Association TBA, 4.500%, 8/21/48	16,800,000	17,433
Government National Mortgage Association TBA, 4.500%, 9/21/48	40,600,000	42,073
Government National Mortgage Association TBA, 5.000%, 7/19/48	22,800,000	23,929
Government National Mortgage Association TBA, 5.000%, 8/21/48	5,200,000	5,451
Government National Mortgage Association, Series 2012-141, Class WA, 4.527%, 11/16/41	1,034,098	1,093
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	331,921	332
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.033%, 11/10/46	2,286,654	2,286
GS Mortgage Securities Trust, Series 2014-GC18, Class A3, 3.801%, 1/10/47	1,044,000	1,064
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.506%, 10/10/48	1,483,000	1,472
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.850%, 10/10/49	1,160,000	1,091

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB, 2.777%, 10/10/49	1,740,000	1,686
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	4,932,320	5,226
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4, 3.483%, 6/15/45	1,917,000	1,924
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2, 2.665%, 1/15/46	1,155,417	1,154
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A2, 2.871%, 7/15/47	1,052,000	1,052
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A5, 3.804%, 7/15/47	124,000	126
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1, 1.324%, 8/15/49	1,477,497	1,447
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class ASB, 2.713%, 8/15/49	1,805,000	1,740
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class ASB, 3.548%, 3/15/50	3,358,000	3,351
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2, 4.311%, 8/5/32 144A	2,944,137	2,989
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	356,314	356
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class ASB, 3.732%, 1/15/49	1,413,000	1,432
JP Morgan Mortgage Trust, Series 2016-5, Class A1, 2.611%, (AFC), 12/25/46 144A	1,750,439	1,723
JP Morgan Mortgage Trust, Series 2017-5, Class A1, 3.173%, (CSTR), 10/26/48 144A	15,861,052	15,646
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.976%, 11/15/45	1,105,811	1,106
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.774%, 8/15/47	2,629,000	2,665
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4, 3.669%, 9/15/47	1,323,000	1,333
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2, 2.773%, 10/15/48	1,089,000	1,084
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	6,101,000	5,885
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.227%, 10/15/48	1,772,000	1,734
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB, 3.282%, 7/15/50	1,306,000	1,282
JPMDB Commercial Mortgage Securities Trust 2018, Series C8, Class ASB, 4.145%, 6/15/51	1,453,000	1,500
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB, 3.491%, 3/15/50	463,000	460
Mastr Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	170,212	172

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Mastr Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	8,657	9
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	30,428	30
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.635%, 10/15/48	1,477,000	1,475
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	393,000	395
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.544%, 1/15/49	774,000	768
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.729%, 9/15/49	5,519,000	5,316
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3, 3.540%, 12/15/48	1,115,000	1,108
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1, 1.445%, 8/15/49	1,892,153	1,852
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB, 2.606%, 8/15/49	1,289,000	1,234
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,140,209	1,119
Morgan Stanley Capital I Trust, Series 2018, Class A5, 4.177%, 7/15/51(l)	2,354,000	2,424
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	6,008	6

Structured Products (51.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, (CSTR, AFC), 5/25/43 144A	2,363,454	2,264
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/50	926,000	916
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4, 4.313%, 5/15/51	1,182,000	1,226
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4, 4.117%, (AFC), 3/15/51	2,328,000	2,381
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 5/10/63	1,832,000	1,843

Total		1,159,108

Total Structured Products (Cost: $1,579,821)		1,568,756

Short-Term Investments (2.2%)
Money Market Funds (2.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820% #	65,636,929	65,637

Total Short-Term Investments (Cost: $65,637)		65,637

Total Investments (108.8%) (Cost: $3,350,540)(a)		3,302,126

Other Assets, Less Liabilities (-8.8%)		(264,571)

Net Assets (100.0%)		3,037,555

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $400,056 representing 13.2% of the net assets.

AFC — Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.

EXE — Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,350,540 and the net unrealized depreciation of investments based on that cost was $48,414 which is comprised of $7,946 aggregate gross unrealized appreciation and $56,360 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(l)	Security valued using significant unobservable inputs.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$16,026	$—
Corporate Bonds	—	681,252	—
Governments	—	970,455	—
Structured Products
Asset Backed Securities	—	404,653	4,995
Mortgage Securities	—	1,141,495	17,613
Short-Term Investments	65,637	—	—

Total Assets:	$65,637	$3,213,881	$22,608

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on market value of holdings.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee provides for the timely repayment of the principal and interest as applicable under the terms of the instrument, if it is held to maturity, and does not apply to derivative securities held by the Portfolio. A guarantee by the U.S. Government or its agencies does not eliminate market risk.

The Portfolio may also use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio (unaudited)

expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$967.53	$ 4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$ 4.86

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Corporate Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)
Consumer, Cyclical (0.3%)
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.100%, 4/7/30	194,714	182
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.875%, 4/7/30	194,714	180

Total		362

Industrial (0.5%)
Vessel Management Services, Inc., 3.432%, 8/15/36	515,000	491

Total		491

Total Corporate Bonds (Cost: $905)		853

Governments (93.5%)
Governments (93.5%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	120
Residual Funding Corp. Stripped, 0.000%, 4/15/30(k)	4,800,000	3,234
Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,881
Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	290
Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	330
US Treasury, 1.875%, 7/31/22(b)	8,000,000	7,743
US Treasury, 2.000%, 10/31/21(b)	5,800,000	5,678
US Treasury, 2.125%, 8/15/21	400,000	394
US Treasury, 2.250%, 11/15/27	160,000	152
US Treasury, 2.500%, 2/15/45	2,660,000	2,423
US Treasury, 2.500%, 2/15/46	940,000	854
US Treasury, 2.500%, 5/15/46	1,710,000	1,552
US Treasury, 2.750%, 8/15/42	2,000,000	1,922
US Treasury, 2.750%, 11/15/42	400,000	384
US Treasury, 2.875%, 5/15/43(k)	3,710,000	3,640
US Treasury, 2.875%, 8/15/45(k)	5,180,000	5,072
US Treasury, 2.875%, 5/15/28	700,000	701
US Treasury, 3.000%, 5/15/42	530,000	532
US Treasury, 3.000%, 11/15/44	390,000	391
US Treasury, 3.000%, 11/15/45	370,000	371
US Treasury, 3.000%, 2/15/48	1,290,000	1,293
US Treasury, 3.125%, 2/15/43(b)	10,710,000	10,979
US Treasury, 3.125%, 5/15/48(k)	2,540,000	2,608
US Treasury, 3.375%, 5/15/44(b)	10,100,000	10,808
US Treasury, 3.500%, 2/15/39	50,000	54
US Treasury, 3.625%, 8/15/43(b)	8,750,000	9,740
US Treasury, 3.625%, 2/15/44(b)	11,920,000	13,283
US Treasury, 3.750%, 11/15/43(b)	5,600,000	6,358
US Treasury, 3.875%, 8/15/40	850,000	977
US Treasury, 4.250%, 11/15/40	1,900,000	2,301
US Treasury, 4.375%, 2/15/38(k)	2,240,000	2,728
US Treasury, 4.500%, 5/15/38	1,440,000	1,783
US Treasury, 4.625%, 2/15/40	200,000	254

Governments (93.5%)	Shares/ $ Par	Value $ (000’s)
Governments continued
US Treasury Inflation Index Bond, 0.375%, 1/15/27	72,595	71
US Treasury Inflation Index Bond, 0.375%, 7/15/27	317,471	309
US Treasury Inflation Index Bond, 0.500%, 1/15/28	1,056,640	1,034
US Treasury Inflation Index Bond, 1.375%, 2/15/44	139,736	156
US Treasury Inflation Index Bond, 1.750%, 1/15/28	430,484	470
US Treasury Inflation Index Bond, 2.500%, 1/15/29	420,052	493
US Treasury Inflation Index Bond, 3.625%, 4/15/28	154,886	197
US Treasury Stripped, 0.000%, 8/15/34	850,000	524
US Treasury Stripped, 0.000%, 11/15/43	700,000	329

Total Governments (Cost: $104,093)		104,413

Structured Products (20.4%)
Asset Backed Securities (0.4%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A, 2.841%, (1 Month LIBOR plus 0.75%), 2/27/68 144A	96,366	97
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3.310%, (3 Month LIBOR plus 0.95%), 4/25/38	61,975	62
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3.541%, (3 Month LIBOR plus 1.20%), 12/15/33 144A	130,874	132
SLM Student Loan Trust, Series 2008-9, Class A, 3.860%, (3 Month LIBOR plus 1.50%), 4/25/23	168,455	172
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, (AFC), 9/18/45 144A	24,526	25

Total		488

Mortgage Securities (20.0%)
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 144A	300,000	297
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871%, (CSTR), 11/10/31 144A	600,000	579
COMM Mortgage Trust, Series 2018-HOME, Class A, 3.815%, (AFC), 4/10/33 144A(l)	200,000	201
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A, 3.140%, 10/10/36 144A	700,000	667
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	292
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 3.571%, (CSTR), 7/25/33	994	1
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.962%, (CSTR), 8/25/33	208	–	(m)
DBWF Mortgage Trust, Series 2016-85T, Class A, 3.791%, 12/10/36 144A	800,000	802
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	305,552	329

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Structured Products (20.4%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,089
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4.000%, 9/15/44	2,323,089	2,397
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.000%, 9/15/54	694,611	717
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	673,027	582
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1, 2.835%, (Federal Reserve US 12 Month Cumulative Avg. 1 year CMT plus 1.40%), 7/25/44	11,735	12
Federal National Mortgage Association, 3.040%, 12/1/30	360,062	349
Federal National Mortgage Association, 3.090%, 12/1/36	600,000	554
Federal National Mortgage Association, 3.600%, 2/1/40	646,928	631
Federal National Mortgage Association, 5.000%, 6/1/35	65,112	70
Federal National Mortgage Association, 5.000%, 2/1/36	97,826	105
Federal National Mortgage Association TBA, 3.000%, 8/13/48(k)	2,900,000	2,806
Federal National Mortgage Association TBA, 3.500%, 7/17/33	800,000	809
Federal National Mortgage Association TBA, 4.000%, 8/13/48	600,000	611
Federal National Mortgage Association TBA, 4.000%, 9/13/48(k)	2,600,000	2,643
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	321,199	329
Federal National Mortgage Association, Series 2016-61, Class ML, 3.000%, 9/25/46	900,000	836
GS Mortgage Securities Trust, Series 2015-590M, Class B, 3.932%, (CSTR), 10/10/35 144A	300,000	298
Hilton USA Trust, Series 2016-HHV, Class A, 3.719%, 11/5/38 144A	300,000	297

Structured Products (20.4%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Hilton USA Trust, Series 2016-HHV, Class C, 4.333%, (CSTR), 11/5/38 144A	400,000	396
Hudson’s Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.629%, (CSTR), 8/5/34 144A	300,000	281
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A, 4.398%, (CSTR, AFC), 5/25/33	1,893	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB, 3.514%, 12/15/49	700,000	700
MSSG Trust, Series 2017-237P, Class A, 3.397%, 9/13/39 144A	700,000	679
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 2.745%, (ICE LIBOR USD 1 Month plus 0.66%), (AFC), 10/19/34	5,266	5
VNDO Trust, Series 2016-350P, Class A, 3.805%, 1/10/35 144A	800,000	798
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.722%, (CSTR, AFC), 3/25/34	12,610	13
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%, 11/10/36 144A	100,000	98

Total		22,274

Total Structured Products (Cost: $23,380)		22,762

Short-Term Investments (1.3%)
Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	1,455,993	1,456

Total Short-Term Investments (Cost: $1,456)		1,456

Total Investments (116.0%) (Cost: $133,229)(a)		129,484

Other Assets, Less Liabilities (-16.0%)		(17,825)

Net Assets (100.0%)		111,659

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $5,939 representing 5.3% of the net assets.

AFC—Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR—Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $114,676 and the net unrealized appreciation of investments based on that cost was $3,952 which is comprised of $5,083 aggregate gross unrealized appreciation and $1,131 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)

All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Five-Year US Treasury Note Future	Short	USD	$4,400	44	9/18	$4,999	$(24)
Long US Treasury Bond Future	Long	USD	18,500	185	9/18	26,825	380
Ten-Year US Treasury Note Future	Short	USD	200	2	9/18	241	(1)
Two-Year US Treasury Note Future	Short	USD	10,400	52	9/18	11,015	(6)

(i)	Written options outstanding on June 30, 2018.

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — US Ten Year Treasury Note Future	Goldman Sachs International	USD	$5	$120.000	7/18	5	$(3)
Call — US Ten Year Treasury Note Future	Goldman Sachs International	USD	11	121.500	7/18	11	(1)
Put — US Ten Year Treasury Note Future	JP Morgan Chase Bank NA	USD	11	119.000	7/18	11	(1)

(Premiums Received $8)							$(5)

(j)	Swap agreements outstanding on June 30, 2018.

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
3-Month USD-LIBOR	2.600%	3/21	$8,700	USD	$(1)	$(33)	$(34)

					$(1)	$(33)	$(34)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
3-Month USD-LIBOR	2.643%	3/22	$8,700	USD	$2	$25	$27
3-Month USD-LIBOR	1.750%	12/26	3,610	USD	156	161	317
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	25	81	106
3-Month USD-LIBOR	2.500%	6/46	1,300	USD	34	91	125
3-Month USD-LIBOR	1.750%	6/47	600	USD	107	43	150
3-Month USD-LIBOR	2.384%	9/47	2,000	USD	104	139	243
3-Month USD-LIBOR	2.750%	12/47	800	USD	(26)	56	30

					$402	$596	$998

(k)	Cash or securities with an aggregate value of $22,730 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2018.

(l)	Security valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000’s)
US Treasury	JP Morgan Chase Bank NA	1.700%	5/29/2018	7/5/2018	$1,290	$1,305
US Treasury	BMO Harris Bank NA	2.160%	6/11/2018	7/12/2018	9,600	10,608

						$11,913

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.500%	7/12/48	$2,200	$2,182	$2,189
Federal National Mortgage Association TBA	4.500%	7/12/48	800	832	833
Federal National Mortgage Association TBA	4.500%	8/13/48	600	623	624

			$3,600	$3,637	$3,646

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Corporate Bonds	$—	$853	$—
Governments	—	104,413	—
Structured Products
Mortgage Securities	—	22,073	201
All Others	—	488	—
Short-Term Investments	1,456	—	—
Other Financial Instruments^
Futures	380	—	—
Interest Rate Swaps	—	998	—

Total Assets:	$1,836	$128,825	$201

Liabilities:
Other Financial Instruments^
Futures	(31)	—	—
Written Options	—	(5)	—
Interest Rate Swaps	—	(34)	—
Reverse Repurchase Agreements	—	(11,913)	—
Securities Sold Short	—	(3,646)	—

Total Liabilities:	$(31)	$(15,598)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

Inflation Protection Portfolio

Inflation Protection Portfolio (unaudited)

which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$990.13	$ 2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$ 2.81

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Inflation Protection Portfolio

Inflation Protection Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Corporate Bonds (21.4%)	Shares/ $ Par	Value $ (000’s)
Basic Materials (0.4%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	195
The Dow Chemical Co., 4.375%, 11/15/42	200,000	190
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	188
International Paper Co., 4.400%, 8/15/47	200,000	182
LyondellBasell Industries NV, 4.625%, 2/26/55	100,000	92
LyondellBasell Industries NV, 5.000%, 4/15/19	37,000	37
The Mosaic Co., 4.050%, 11/15/27	180,000	172
Sherwin-Williams Co., 4.500%, 6/1/47	340,000	324
Westlake Chemical Corp., 4.375%, 11/15/47	200,000	184

Total		1,564

Communications (2.5%)
21st Century Fox America, Inc., 4.750%, 9/15/44	150,000	151
21st Century Fox America, Inc., 6.900%, 8/15/39	385,000	490
AT&T, Inc., 3.400%, 5/15/25	450,000	423
AT&T, Inc., 4.450%, 4/1/24	100,000	101
AT&T, Inc., 4.750%, 5/15/46	300,000	268
AT&T, Inc., 4.800%, 6/15/44	280,000	254
AT&T, Inc., 5.150%, 11/15/46 144A	77,000	72
CBS Corp., 3.700%, 6/1/28 144A	170,000	158
Charter Communications Operating LLC, 4.500%, 2/1/24	220,000	220
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.200%, 3/15/28	400,000	374
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 6.484%, 10/23/45	530,000	558
Cisco Systems, Inc., 5.900%, 2/15/39	335,000	414
Comcast Corp., 6.500%, 11/15/35	350,000	416
Deutsche Telekom International Finance, 3.600%, 1/19/27 144A	450,000	424
Discovery Communications LLC, 3.950%, 3/20/28	350,000	331
Telefonica Emisiones SAU, 4.103%, 3/8/27	400,000	387
Telefonica Emisiones SAU, 5.213%, 3/8/47	200,000	193
Time Warner Cable LLC, 4.500%, 9/15/42	295,000	242
Time Warner, Inc., 2.950%, 7/15/26	200,000	180
Time Warner, Inc., 3.800%, 2/15/27	300,000	284
Time Warner, Inc., 4.050%, 12/15/23	150,000	150
Time Warner, Inc., 4.700%, 1/15/21	300,000	309
Verizon Communications, Inc., 2.625%, 8/15/26	125,000	111
Verizon Communications, Inc., 4.125%, 8/15/46	400,000	341
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	140
Verizon Communications, Inc., 5.012%, 8/21/54	300,000	282
Verizon Communications, Inc., 5.500%, 3/16/47	330,000	345
Viacom, Inc., 4.250%, 9/1/23	470,000	466
Viacom, Inc., 4.375%, 3/15/43	90,000	75
Vodafone Group PLC, 4.375%, 5/30/28	250,000	247
The Walt Disney Co., 2.350%, 12/1/22	300,000	288
The Walt Disney Co., 4.125%, 6/1/44	170,000	164

Total		8,858

Corporate Bonds (21.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Cyclical (0.9%)
Ford Motor Co., 4.346%, 12/8/26	120,000	117
Ford Motor Credit Co. LLC, 4.389%, 1/8/26	300,000	294
General Motors Co., 5.150%, 4/1/38	1,000,000	952
The Home Depot, Inc., 4.200%, 4/1/43	275,000	276
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	57
McDonald’s Corp., 3.250%, 6/10/24	150,000	147
McDonald’s Corp., 4.450%, 3/1/47	330,000	328
NIKE, Inc., 3.375%, 11/1/46	315,000	279
Target Corp., 3.900%, 11/15/47	300,000	278
Walmart, Inc., 4.050%, 6/29/48	350,000	350

Total		3,078

Consumer, Non-cyclical (3.4%)
Abbott Laboratories, 4.900%, 11/30/46	400,000	428
AbbVie, Inc., 2.900%, 11/6/22	325,000	315
AbbVie, Inc., 4.450%, 5/14/46	350,000	334
Aetna, Inc., 2.750%, 11/15/22	230,000	221
Aetna, Inc., 3.875%, 8/15/47	170,000	152
Allergan Funding SCS, 3.850%, 6/15/24	150,000	147
Allergan Funding SCS, 4.550%, 3/15/35	270,000	256
Amgen, Inc., 3.625%, 5/22/24	240,000	239
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	1,420,000	1,391
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	500,000	514
Anthem, Inc., 4.650%, 1/15/43	200,000	193
Becton Dickinson and Co., 3.700%, 6/6/27	400,000	378
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	97
Celgene Corp., 3.625%, 5/15/24	50,000	49
Celgene Corp., 5.000%, 8/15/45	170,000	166
Constellation Brands, Inc., 3.500%, 5/9/27	170,000	161
Constellation Brands, Inc., 3.700%, 12/6/26	340,000	328
CVS Health Corp., 2.750%, 12/1/22	700,000	671
CVS Health Corp., 4.780%, 3/25/38	180,000	178
CVS Health Corp., 5.050%, 3/25/48	170,000	172
Diageo Capital PLC, 2.625%, 4/29/23	300,000	290
Duke University Health System, Inc., 3.920%, 6/1/47	268,000	263
Express Scripts Holding Co., 3.400%, 3/1/27	200,000	183
Express Scripts Holding Co., 4.500%, 2/25/26	80,000	79
General Mills, Inc., 3.150%, 12/15/21	670,000	662
Gilead Sciences, Inc., 3.650%, 3/1/26	200,000	197
Gilead Sciences, Inc., 4.150%, 3/1/47	265,000	253
Johnson & Johnson, 3.500%, 1/15/48	360,000	336
Kaiser Foundation Hospitals, 4.150%, 5/1/47	200,000	202
Kimberly-Clark Corp., 3.900%, 5/4/47	340,000	333
Kraft Heinz Foods Co., 4.375%, 6/1/46	300,000	259
The Kroger Co., 3.875%, 10/15/46	400,000	333
Medtronic, Inc., 3.500%, 3/15/25	80,000	79
Medtronic, Inc., 4.625%, 3/15/45	350,000	371
Mylan NV, 3.950%, 6/15/26	200,000	191
Northwell Health, Inc., 4.260%, 11/1/47	180,000	173
PepsiCo, Inc., 3.450%, 10/6/46	420,000	376
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	260,000	238

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (21.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Non-cyclical continued
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	250,000	231
Unilever Capital Corp., 2.200%, 3/6/19	200,000	199
UnitedHealth Group, Inc., 3.750%, 10/15/47	350,000	321
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	149
Zoetis, Inc., 3.000%, 9/12/27	60,000	55

Total		12,163

Energy (3.0%)
Apache Corp., 4.750%, 4/15/43	325,000	308
BP Capital Markets PLC, 2.500%, 11/6/22	160,000	154
Cenovus Energy, Inc., 4.250%, 4/15/27	200,000	193
Chevron Corp., 2.427%, 6/24/20	100,000	99
Cimarex Energy Co., 4.375%, 6/1/24	100,000	101
Concho Resources, Inc., 4.300%, 8/15/28	120,000	120
Concho Resources, Inc., 4.875%, 10/1/47	80,000	81
Enbridge, Inc., 3.500%, 6/10/24	150,000	145
Enbridge, Inc., 3.700%, 7/15/27	200,000	189
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	98
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	193
Energy Transfer Partners LP, 5.300%, 4/15/47	455,000	416
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	198
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	99
Exxon Mobil Corp., 3.043%, 3/1/26	110,000	107
Halliburton Co., 4.850%, 11/15/35	410,000	424
Hess Corp., 6.000%, 1/15/40	450,000	463
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	280
Kinder Morgan, Inc., 5.550%, 6/1/45	500,000	505
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	157
Marathon Oil Corp., 3.850%, 6/1/25	170,000	167
Marathon Oil Corp., 5.200%, 6/1/45	100,000	105
Marathon Petroleum Corp., 3.625%, 9/15/24	150,000	146
MPLX LP, 4.500%, 4/15/38	200,000	185
MPLX LP, 4.875%, 6/1/25	400,000	411
MPLX LP, 5.200%, 3/1/47	200,000	198
Noble Energy, Inc., 4.150%, 12/15/21	480,000	488
Occidental Petroleum Corp., 4.200%, 3/15/48	455,000	453
ONEOK, Inc., 4.000%, 7/13/27	225,000	218
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	123
Petroleos Mexicanos, 4.625%, 9/21/23	200,000	197
Petroleos Mexicanos, 4.875%, 1/18/24	400,000	395
Phillips 66, 4.650%, 11/15/34	200,000	201
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	196
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	500,000	532
Shell International Finance BV, 2.375%, 8/21/22	1,170,000	1,132
Statoil ASA, 2.450%, 1/17/23	250,000	241
Suncor Energy, Inc., 6.500%, 6/15/38	220,000	273
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	300,000	291
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	96
Williams Partners LP, 4.125%, 11/15/20	80,000	81
Williams Partners LP, 4.300%, 3/4/24	300,000	301

Total		10,760

Corporate Bonds (21.4%)	Shares/ $ Par	Value $ (000’s)
Financial (6.7%)
The Allstate Corp., 4.200%, 12/15/46	150,000	148
American International Group, Inc., 4.125%, 2/15/24	250,000	251
American International Group, Inc., 4.500%, 7/16/44	250,000	233
American Tower Corp., 3.375%, 10/15/26	400,000	370
AvalonBay Communities, Inc., 3.200%, 1/15/28	280,000	264
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27 144A	200,000	185
Bank of America Corp., 3.248%, 10/21/27	1,625,000	1,514
Bank of America Corp., 3.300%, 1/11/23	425,000	419
Bank of America Corp., 4.443%, (3 Month LIBOR plus 1.99%), 1/20/48	450,000	439
Berkshire Hathaway, Inc., 4.500%, 2/11/43	395,000	410
Boston Properties LP, 3.650%, 2/1/26	150,000	145
BPCE SA, 3.500%, 10/23/27 144A	250,000	228
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	199
Capital One Financial Corp., 3.750%, 7/28/26	150,000	139
Capital One Financial Corp., 3.750%, 3/9/27	330,000	312
Chubb INA Holdings, Inc., 3.150%, 3/15/25	200,000	194
Citigroup, Inc., 2.350%, 8/2/21	300,000	290
Citigroup, Inc., 3.200%, 10/21/26	665,000	619
Citigroup, Inc., 4.000%, 8/5/24	80,000	79
Citigroup, Inc., 4.050%, 7/30/22	450,000	452
Citigroup, Inc., 4.075%, (3 Month LIBOR plus 1.19%), 4/23/29	300,000	294
Citigroup, Inc., 4.281%, (3 Month LIBOR plus 1.84%), 4/24/48	200,000	189
Citigroup, Inc., 4.450%, 9/29/27	975,000	959
Cooperatieve Rabobank UA, 3.950%, 11/9/22	250,000	247
Credit Suisse AG, 3.625%, 9/9/24	250,000	246
Crown Castle International Corp., 4.450%, 2/15/26	240,000	238
Discover Bank, 3.450%, 7/27/26	300,000	278
Discover Financial Services, 3.750%, 3/4/25	200,000	191
Essex Portfolio LP, 3.625%, 8/15/22	100,000	99
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	61
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	700,000	678
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	300,000	297
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	400,000	377
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	850,000	830
The Goldman Sachs Group, Inc., 4.800%, 7/8/44	675,000	669
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	330,000	353
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	159
HSBC Holdings PLC, 2.950%, 5/25/21	400,000	394
HSBC Holdings PLC, 4.041%, (3 Month LIBOR plus 1.55%), 3/13/28	230,000	223
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	200
HSBC Holdings PLC, 4.375%, 11/23/26	200,000	197
Huntington Bancshares, Inc., 2.300%, 1/14/22	200,000	192
International Lease Finance Corp., 5.875%, 8/15/22	200,000	212
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 1/23/30	280,000	247
JPMorgan Chase & Co., 3.875%, 9/10/24	1,050,000	1,040
JPMorgan Chase & Co., 3.897%, (3 Month LIBOR plus 1.22%), 1/23/49	400,000	359

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (21.4%)	Shares/ $ Par	Value $ (000’s)
Financial continued
JPMorgan Chase & Co., 3.964%, (3 Month LIBOR plus 1.38%), 11/15/48	835,000	750
JPMorgan Chase & Co., 4.500%, 1/24/22	750,000	776
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	259
KeyBank NA, 3.400%, 5/20/26	250,000	238
Kilroy Realty LP, 3.800%, 1/15/23	120,000	119
Kilroy Realty LP, 4.375%, 10/1/25	40,000	40
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	225,000	228
Markel Corp., 3.500%, 11/1/27	200,000	186
Morgan Stanley, 3.772%, (3 Month LIBOR plus 1.14%), 1/24/29	200,000	193
Morgan Stanley, 3.875%, 1/27/26	250,000	246
Morgan Stanley, 4.000%, 7/23/25	700,000	698
Morgan Stanley, 4.375%, 1/22/47	170,000	162
Prudential Financial, Inc., 3.935%, 12/7/49	251,000	225
Simon Property Group LP, 4.250%, 11/30/46	300,000	290
SunTrust Bank, 3.300%, 5/15/26	200,000	189
The Travelers Cos., Inc., 3.750%, 5/15/46	200,000	183
The Travelers Cos., Inc., 4.050%, 3/7/48	350,000	340
U.S. Bancorp, 3.600%, 9/11/24	400,000	395
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	245
Wells Fargo & Co., 3.000%, 4/22/26	200,000	186
Wells Fargo & Co., 3.550%, 9/29/25	175,000	170
Wells Fargo & Co., 4.100%, 6/3/26	330,000	323
Wells Fargo & Co., 4.125%, 8/15/23	220,000	221
Wells Fargo & Co., 4.400%, 6/14/46	500,000	457
Wells Fargo & Co., 4.750%, 12/7/46	450,000	435

Total		23,673

Industrial (1.6%)
The Boeing Co., 3.625%, 3/1/48	400,000	374
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	192
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	202
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	380,000	371
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	107
CSX Corp., 3.800%, 11/1/46	180,000	159
FedEx Corp., 4.050%, 2/15/48	200,000	179
FedEx Corp., 4.400%, 1/15/47	200,000	189
General Electric Co., 4.125%, 10/9/42	770,000	715
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	184
Norfolk Southern Corp., 3.150%, 6/1/27	150,000	141
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	76
Norfolk Southern Corp., 4.150%, 2/28/48	400,000	384
Republic Services, Inc., 3.375%, 11/15/27	140,000	133
Rockwell Collins, Inc., 4.350%, 4/15/47	300,000	287
Union Pacific Corp., 2.750%, 4/15/23	100,000	97
Union Pacific Corp., 3.350%, 8/15/46	165,000	138
Union Pacific Corp., 4.000%, 4/15/47	340,000	320
United Parcel Service, Inc., 3.400%, 11/15/46	300,000	264
United Technologies Corp., 3.750%, 11/1/46	525,000	459
Waste Management, Inc., 3.125%, 3/1/25	150,000	144
Waste Management, Inc., 3.150%, 11/15/27	200,000	188
Waste Management, Inc., 3.500%, 5/15/24	250,000	248

Total		5,551

Corporate Bonds (21.4%)	Shares/ $ Par	Value $ (000’s)
Technology (1.3%)
Apple, Inc., 2.900%, 9/12/27	650,000	611
Apple, Inc., 3.200%, 5/11/27	550,000	530
Apple, Inc., 4.250%, 2/9/47	370,000	375
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.500%, 1/15/28	200,000	182
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	470,000	494
Fidelity National Information Services, Inc., 3.000%, 8/15/26	200,000	183
Intel Corp., 4.100%, 5/11/47	340,000	339
Microsoft Corp., 3.450%, 8/8/36	400,000	383
Microsoft Corp., 4.250%, 2/6/47	550,000	583
Oracle Corp., 2.500%, 10/15/22	300,000	291
Oracle Corp., 2.650%, 7/15/26	150,000	138
Oracle Corp., 4.000%, 7/15/46	500,000	471

Total		4,580

Utilities (1.6%)
AEP Transmission Co., LLC, 3.750%, 12/1/47	200,000	186
Alabama Power Co., 3.700%, 12/1/47	240,000	222
American Electric Power Co., Inc., 3.200%, 11/13/27	200,000	187
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	400,000	375
Dominion Resources, Inc., 3.625%, 12/1/24	200,000	196
Dominion Resources, Inc., 4.900%, 8/1/41	320,000	331
Duke Energy Corp., 3.150%, 8/15/27	150,000	139
Duke Energy Progress LLC, 3.700%, 10/15/46	720,000	662
Exelon Corp., 4.450%, 4/15/46	160,000	155
Exelon Generation Co. LLC, 5.600%, 6/15/42	480,000	482
FirstEnergy Corp., 4.850%, 7/15/47	300,000	307
Florida Power & Light Co., 3.950%, 3/1/48	200,000	196
Georgia Power Co., 4.300%, 3/15/42	100,000	100
MidAmerican Energy Co., 4.400%, 10/15/44	600,000	618
NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/27	200,000	192
Pacific Gas & Electric Co., 4.000%, 12/1/46	570,000	491
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	80
Sempra Energy, 3.250%, 6/15/27	250,000	233
Sempra Energy, 3.800%, 2/1/38	150,000	136
Southern Co. Gas Capital Corp., 3.950%, 10/1/46	200,000	184
Southwestern Public Service Co., 3.700%, 8/15/47	250,000	230
Virginia Electric & Power Co., 3.450%, 2/15/24	50,000	50

Total		5,752

Total Corporate Bonds (Cost: $79,573)		75,979

Governments (53.4%)	Shares/ Par	Value $ (000’s)
Governments (53.4%)
Australian Government Inflation Linked Bond, 6.779%, 8/20/20 AUD(f)	715,000	971
Canadian Government Real Return Bond, 4.250%, 12/1/21 CAD(f)	770,098	665

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Governments (53.4%)	Shares/ Par	Value $ (000’s)
Governments continued
Canadian Government Real Return Bond, 4.250%, 12/1/26 CAD(f)	1,517,630	1,524
Saudi International Bond, 2.375%, 10/26/21 144A	300,000	288
United Mexican States, 4.750%, 3/8/44	200,000	186
US Treasury Inflation Index Bond, 0.125%, 4/15/21	7,134,683	7,024
US Treasury Inflation Index Bond, 0.125%, 1/15/22	525,740	517
US Treasury Inflation Index Bond, 0.125%, 4/15/22	7,210,630	7,063
US Treasury Inflation Index Bond, 0.125%, 7/15/22(b)	10,348,920	10,177
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,798,585	3,713
US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,846,303	1,795
US Treasury Inflation Index Bond, 0.125%, 7/15/26(b)	13,377,280	12,814
US Treasury Inflation Index Bond, 0.250%, 1/15/25(b)	10,470,933	10,184
US Treasury Inflation Index Bond, 0.375%, 7/15/23	6,889,408	6,827
US Treasury Inflation Index Bond, 0.375%, 7/15/25	6,760,832	6,641
US Treasury Inflation Index Bond, 0.375%, 1/15/27	6,637,248	6,448
US Treasury Inflation Index Bond, 0.500%, 1/15/28(k)	4,062,400	3,974
US Treasury Inflation Index Bond, 0.625%, 2/15/43	7,245,907	6,854
US Treasury Inflation Index Bond, 0.625%, 7/15/21(b)	10,003,410	10,042
US Treasury Inflation Index Bond, 0.625%, 1/15/24(b)	17,446,650	17,424
US Treasury Inflation Index Bond, 0.625%, 1/15/26	7,697,230	7,654
US Treasury Inflation Index Bond, 0.750%, 2/15/42(b)	8,675,265	8,466
US Treasury Inflation Index Bond, 0.750%, 2/15/45	4,095,746	3,971
US Treasury Inflation Index Bond, 0.875%, 2/15/47	3,424,674	3,424
US Treasury Inflation Index Bond, 1.000%, 2/15/46	2,484,561	2,558
US Treasury Inflation Index Bond, 1.375%, 2/15/44(b)	11,426,081	12,750
US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,777,181	5,219
US Treasury Inflation Index Bond, 2.000%, 1/15/26	3,092,317	3,388
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,202,157	2,767
US Treasury Inflation Index Bond, 2.125%, 2/15/41	6,102,920	7,724
US Treasury Inflation Index Bond, 2.375%, 1/15/25	2,192,850	2,431
US Treasury Inflation Index Bond, 2.375%, 1/15/27	4,254,638	4,838
US Treasury Inflation Index Bond, 2.500%, 1/15/29	3,167,889	3,722
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,208,747	2,948
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,323,290	2,949

Total Governments (Cost: $192,364)		189,940

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.5%)
Bay Area Toll Authority, California, Series 2010, 6.918%, 4/1/40 RB	35,000	48
City of New York, 5.968%, 3/1/36 GO	125,000	155
City of San Antonio TX Electric & Gas System Revenue, 5.985%, 2/1/39 RB	150,000	196
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	36
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	95,000	138
Metropolitan Transportation Authority, 6.814%, 11/15/40 RB	50,000	67

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	116
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	141
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	50,000	59
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	65
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	59
State of California, 4.600%, 4/1/38 GO	65,000	68
State of California, 7.300%, 10/1/39 GO	55,000	78
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	369
State of Illinois, 5.100%, 6/1/33 GO	150,000	142
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds (Cost: $1,805)		1,775

Structured Products (19.8%)
Asset Backed Securities (4.1%)
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	312,500	312
Bean Creek CLO, Ltd., Series 2018-1A, Class AR, 3.379%, (3 Month LIBOR plus 1.02%), 4/20/31 144A	1,250,000	1,247
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A, 2.940%, 5/25/29 144A	474,179	463
CIFC Funding, Ltd., Series 2013-3RA, Class A1, 3.330%, (3 Month LIBOR plus 0.98%), 4/24/31 144A	1,000,000	998
Goldentree Loan Opportunities XI, Ltd., Series 2017-11A, Class AR2, 3.425%, (3 Month LIBOR plus 1.07%), 1/18/31 144A	1,350,000	1,350
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	206,669	203
KKR CLO, Ltd., Series 2018-22A, Class A, 3.486%, (3 Month LIBOR plus 1.15%), 7/20/31 144A(l)	1,500,000	1,500
Madison Park Funding, Ltd., Series 2014-13A, Class AR2, 3.305%, (3 Month LIBOR plus 0.95%), 4/19/30 144A	1,600,000	1,598
Magnetite VIII, Ltd., Series 2018-8A, Class AR2, 3.072%, (3 Month LIBOR plus 0.98%), 4/15/31 144A	1,750,000	1,747
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	402,708	394
MVW Owner Trust, Series 2016-1A, Class A, 2.250%, 12/20/33 144A	346,230	338
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	112,370	112
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	318,959	319
Sounds Point CLO IV-R, Ltd., Series 2013-3RA, Class A, 3.651%, (3 Month LIBOR plus 1.15%), 4/18/31 144A	1,600,000	1,600

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Structured Products (19.8%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, (AFC), 2/25/55 144A	465,534	466
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, (AFC), 4/25/57 144A	840,481	827
VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.330%, 3/20/35 144A	979,953	950

Total		14,424

Mortgage Securities (15.7%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, (AFC), 7/25/44 144A	1,028,760	1,016
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, (AFC), 11/25/44 144A	776,341	761
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, (AFC), 10/25/45 144A	1,539,501	1,513
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, (AFC), 12/25/45 144A	1,143,289	1,121
Agate Bay Mortgage Trust, Series 2016-3, Class A3, 3.500%, (AFC), 8/25/46 144A	751,451	740
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	806
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490%, 4/14/33 144A	1,110,000	1,084
BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/5/36 144A	1,000,000	984
CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, (AFC), 11/10/49	700,000	693
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	37,195	38
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.926%, 8/10/49	1,000,000	936
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, (AFC), 2/10/47	1,000,000	1,030
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, (AFC), 9/10/47	850,000	870
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	851
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, (AFC), 3/10/48	900,000	886
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.802%, (CSTR), 2/10/49	880,000	908
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class A, 3.244%, 11/10/34 144A	850,000	829
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	719
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	929
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, (AFC), 12/25/44 144A	300,000	293

Structured Products (19.8%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.500%, (AFC), 6/25/47 144A	1,098,863	1,090
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	3,633,896	3,735
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	2,780,135	2,924
Federal Home Loan Mortgage Corp., Series DNA3, Class M1, 2.841%, (ICE LIBOR USD 1 Month plus 0.75%), 3/25/30	628,735	630
Federal National Mortgage Association, 4.000%, 2/1/46	5,035,282	5,137
Federal National Mortgage Association, Series 2018-C02, Class 2M1, 2.741%, (1 Month LIBOR plus 0.65%), 8/25/30	1,314,466	1,315
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, (AFC), 5/10/49	750,000	735
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, 3.076%, (CSTR), 8/10/38 144A	1,175,000	1,103
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, (CSTR), 5/15/48 144A	800,000	791
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A4, 2.821%, 8/15/49	600,000	563
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class AS, 3.144%, 8/15/49	675,000	638
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	619
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, (AFC), 3/25/43 144A	756,468	729
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 2.996%, (AFC), 10/25/29 144A	824,958	812
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,701
JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.500%, (AFC), 1/25/47 144A	1,780,168	1,746
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, (AFC), 8/15/47	700,000	705
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.414%, 3/15/50	930,000	911
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3, 3.276%, 11/15/52	1,350,000	1,299
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.560%, (CSTR), 7/13/29 144A	600,000	593
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/49	1,575,000	1,474
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, 4.000%, (CSTR), 3/25/57 144A	1,215,558	1,232
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 3.591%, (ICE LIBOR USD 1 Month plus 1.50%), (AFC), 6/25/57 144A	1,359,112	1,395
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.897%, (CSTR), 12/18/37	5,886	6
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	171,215	173
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, (AFC), 10/25/44 144A	222,933	221

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Structured Products (19.8%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, (AFC), 11/25/44 144A	200,541	201
Sequoia Mortgage Trust, Series 2017-5, Class A4, 3.500%, (AFC), 8/25/47 144A	1,302,049	1,290
Sequoia Mortgage Trust, Series 2017-7, Class A7, 3.500%, (AFC), 10/25/47 144A	2,250,000	2,148
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, (AFC), 10/25/47 144A	835,199	842
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, 2.831%, (ICE LIBOR USD 1 Month plus 0.74%), (AFC), 9/25/44	308,472	304
USB Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.196%, 6/15/50	700,000	673
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	33,024	33
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 3.928%, (CSTR), 6/25/35	238,399	250
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 3.911%, (CSTR), 6/25/35	658,594	678
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	44,790	45
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 3.727%, (CSTR), 1/25/38	48,029	46
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, (AFC), 6/20/44 144A	154,653	154

Total		55,948

Total Structured Products (Cost: $72,183)		70,372

Short-Term Investments (6.2%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper (5.5%)
Credit Agricole, 0.000%, 7/2/18	9,460,000	9,459
LMA SA / LMA Americas LLC, 0.000%, 7/2/18	10,000,000	9,998

Total		19,457

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	45,076	45

Total		45

US Government & Agencies (0.7%)
US Treasury, 0.000%, 8/2/18	2,500,000	2,496

Total		2,496

Total Short-Term Investments (Cost: $22,000)		21,998

Total Investments (101.3%) (Cost: $367,925)(a)		360,064

Other Assets, Less Liabilities (-1.3%)		(4,727)

Net Assets (100.0%)		355,337

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $44,368 representing 12.5% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

AUD — Australian Dollar

CAD — Canadian Dollar

CPURNSA — U.S. Consumer Price Index—All Urban Consumers—Not Seasonally Adjusted

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

GO — General Obligation

RB — Revenue Bond

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $367,925 and the net unrealized depreciation of investments based on that cost was $9,378 which is comprised of $4,374 aggregate gross unrealized appreciation and $13,752 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)

All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Ten-Year US Treasury Note Future	Long	USD	$28,500	285	9/18	$34,253	$186
Ultra Long Term US Treasury Bond Future	Short	USD	2,600	26	9/18	4,149	(105)
Ultra Ten-Year US Treasury Note Future	Short	USD	3,100	31	9/18	3,975	(32)
US Treasury Long Bond Future	Short	USD	27,000	270	9/18	39,150	(738)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

(f)	Foreign Bond—par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	AUD	1,285	951	9/18	$27	$—	$27
Sell	Morgan Stanley Capital Services, Inc.	CAD	2,808	2,139	9/18	30	—	30

						$57	$—	$57

(j)	Swap agreements outstanding on June 30, 2018.

Total Return Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
CPURNSA	Bank of America, N.A.	Receive	2.21%	3/19	6,500	$(211)	$(211)
CPURNSA	Bank of America, N.A.	Receive	2.64%	3/19	4,500	(311)	(311)
CPURNSA	Bank of America, N.A.	Receive	2.51%	3/19	2,000	(161)	(161)
CPURNSA	Barclays Bank PLC	Receive	1.71%	2/20	1,000	5	5
CPURNSA	Bank of America, N.A.	Receive	2.64%	2/20	2,800	(282)	(282)
CPURNSA	Bank of America, N.A.	Receive	2.67%	4/22	3,000	(329)	(329)
CPURNSA	Bank of America, N.A.	Receive	2.76%	3/23	700	(67)	(67)
CPURNSA	Barclays Bank PLC	Receive	2.53%	5/23	5,500	(393)	(393)
CPURNSA	Barclays Bank PLC	Receive	2.54%	5/23	1,000	(72)	(72)
CPURNSA	Barclays Bank PLC	Receive	2.59%	7/24	1,400	(93)	(93)
CPURNSA	Bank of America, N.A.	Receive	2.53%	8/24	2,750	(166)	(166)
CPURNSA	Barclays Bank PLC	Receive	2.39%	9/24	4,000	(176)	(176)
CPURNSA	Barclays Bank PLC	Receive	2.36%	9/24	3,500	(144)	(144)
CPURNSA	Barclays Bank PLC	Receive	2.31%	9/24	1,400	(50)	(50)
CPURNSA	Bank of America, N.A.	Receive	2.14%	7/25	2,900	24	24
CPURNSA	Bank of America, N.A.	Receive	1.79%	8/25	1,500	59	59
CPURNSA	Goldman Sachs International	Receive	1.87%	5/26	17,000	818	818
CPURNSA	Goldman Sachs International	Receive	1.92%	5/26	7,000	303	303
CPURNSA	Goldman Sachs International	Receive	1.77%	6/26	6,000	344	344
CPURNSA	Goldman Sachs International	Receive	2.25%	11/26	3,000	32	32
CPURNSA	Goldman Sachs International	Receive	2.28%	11/26	3,000	22	22
CPURNSA	Goldman Sachs International	Receive	2.28%	11/26	4,000	29	29
CPURNSA	Bank of America, N.A.	Receive	2.24%	4/27	3,500	26	26
CPURNSA	Bank of America, N.A.	Receive	2.22%	4/27	2,000	20	20
CPURNSA	Bank of America, N.A.	Receive	2.24%	4/27	2,000	17	17
CPURNSA	Bank of America, N.A.	Receive	2.24%	5/27	5,000	44	44
CPURNSA	Barclays Bank PLC	Receive	2.90%	12/27	1,700	(368)	(368)
CPURNSA	Barclays Bank PLC	Receive	2.78%	7/44	1,400	(245)	(245)

						$(1,325)	$(1,325)

Centrally Cleared Total Return Swaps

Floating Rate Index Notional Amount (000’s)	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
U.S. Consumer Price Index – 3-MonthUSD LIBOR	Receive	2.07%	8/27	$—	3,500	$108	$108
U.S. Consumer Price Index – 3-MonthUSD LIBOR	Receive	2.16%	9/27	—	9,000	218	219
U.S. Consumer Price Index – 3-MonthUSD LIBOR	Receive	2.15%	11/27	1	5,000	114	113

				$1		$440	$440

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

(k)	Cash or securities with an aggregate value of $3,974 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales, or written options on June 30, 2018.

(l)	Security valued using significant unobservable inputs.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$75,979	$—
Governments	—	189,940	—
Municipal Bonds	—	1,775	—
Structured Products
Asset Backed Securities	—	12,924	1,500
All Others	—	55,948	—
Short-Term Investments
Money Market Funds	45	—	—
All Others	—	21,953	—
Other Financial Instruments^
Futures	186	—	—
Forward Currency Contracts	—	57	—
Interest Rate Swaps	—	2,183	—

Total Assets:	$231	$380,759	$1,500

Liabilities:
Other Financial Instruments^
Futures	$(875)	$—	$—
Interest Rate Swaps	—	(3,068)	—

Total Liabilities:	$(875)	$(3,068)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

High Yield Bond Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$995.98	$ 2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$ 2.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Basic Materials (4.1%)
Alpha 2 BV, 8.750%, 6/1/23 144A(c)	950,000	945
Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 2/1/25 144A	2,400,000	2,358
Clearwater Paper Corp., 5.375%, 2/1/25 144A	3,350,000	3,036
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	2,400,000	2,251
Freeport-McMoRan, Inc., 3.550%, 3/1/22	175,000	166
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,625,000	2,481
Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,250,000	2,949
Hexion, Inc., 6.625%, 4/15/20	3,050,000	2,856
HudBay Minerals, Inc., 7.250%, 1/15/23 144A	600,000	618
HudBay Minerals, Inc., 7.625%, 1/15/25 144A	1,050,000	1,100
Huntsman International LLC, 4.875%, 11/15/20	730,000	741
Platform Specialty Products Corp., 5.875%, 12/1/25 144A	1,450,000	1,417
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	5,325,000	5,418
PQ Corp., 5.750%, 12/15/25 144A	350,000	347
PQ Corp., 6.750%, 11/15/22 144A	450,000	473
Steel Dynamics, Inc., 5.000%, 12/15/26	525,000	525
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	625
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	947
Teck Resources, Ltd., 6.000%, 8/15/40	850,000	825
Teck Resources, Ltd., 6.125%, 10/1/35	1,075,000	1,080
Teck Resources, Ltd., 6.250%, 7/15/41	175,000	174
Teck Resources, Ltd., 8.500%, 6/1/24 144A	825,000	904
Versum Materials, Inc., 5.500%, 9/30/24 144A	550,000	558

Total		32,794

Communications (17.6%)
Acosta, Inc., 7.750%, 10/1/22 144A	2,850,000	1,425
Altice Luxembourg SA, 7.625%, 2/15/25 144A	3,875,000	3,565
Altice Luxembourg SA, 7.750%, 5/15/22 144A	200,000	193
Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,094
Altice US Finance I Corp., 5.500%, 5/15/26 144A	650,000	627
AMC Networks, Inc., 4.750%, 8/1/25	1,550,000	1,490
AMC Networks, Inc., 5.000%, 4/1/24	1,875,000	1,847
Cablevision Systems Corp., 5.875%, 9/15/22	2,225,000	2,208
CBS Radio, Inc., 7.250%, 11/1/24 144A	1,675,000	1,595
CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 2/1/28 144A	2,450,000	2,242
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 144A	1,975,000	1,844
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,357
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	629
CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	533
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,007
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,200,000	3,208

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	2,350,000	2,309
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24 144A	575,000	578
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	875,000	854
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	3,335,000	3,314
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 4/1/28 144A	1,750,000	1,771
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.750%, 7/15/25 144A	1,450,000	1,515
Clear Channel International BV, 8.750%, 12/15/20 144A	375,000	388
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,925,000	2,983
CommScope Technologies LLC, 6.000%, 6/15/25 144A	650,000	664
CommScope, Inc., 5.500%, 6/15/24 144A	1,925,000	1,935
CSC Holdings LLC, 5.250%, 6/1/24	1,650,000	1,559
CSC Holdings LLC, 5.500%, 4/15/27 144A	2,425,000	2,316
CSC Holdings LLC, 6.625%, 10/15/25 144A	1,250,000	1,280
CSC Holdings LLC, 10.125%, 1/15/23 144A	1,000,000	1,103
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	345
Digicel Group, Ltd., 8.250%, 9/30/20 144A	200,000	151
DISH DBS Corp., 5.000%, 3/15/23	1,810,000	1,570
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,015
DISH DBS Corp., 5.875%, 11/15/24	3,250,000	2,750
DISH DBS Corp., 7.750%, 7/1/26	950,000	832
The EW Scripps Co., 5.125%, 5/15/25 144A	400,000	375
Gray Television, Inc., 5.125%, 10/15/24 144A	675,000	645
Gray Television, Inc., 5.875%, 7/15/26 144A	2,300,000	2,188
iHeartCommunications, Inc., 9.000%, 3/1/21(d)*	600,000	453
iHeartCommunications, Inc., 9.000%, 9/15/22(d)*	1,515,000	1,151
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,825,000	2,535
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	965,000	960
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	1,550,000	1,538
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	1,050,000	1,103
Intelsat Jackson Holdings SA, 9.750%, 7/15/25 144A	950,000	1,002
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,040
Match Group, Inc., 5.000%, 12/15/27 144A	1,150,000	1,070
Match Group, Inc., 6.375%, 6/1/24	725,000	763
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,850,000	1,892
Nexstar Escrow Corp., 5.625%, 8/1/24 144A	1,075,000	1,036
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,675,000	1,689
Radio One, Inc., 7.375%, 4/15/22 144A	1,825,000	1,766
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,407
SFR Group SA, 6.000%, 5/15/22 144A	345,000	347
SFR Group SA, 6.250%, 5/15/24 144A	850,000	826
SFR Group SA, 7.375%, 5/1/26 144A	5,525,000	5,402
Sinclair Television Group, Inc., 5.125%, 2/15/27 144A	1,150,000	1,058
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,380

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Communications continued
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	825,000	819
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	316
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,007
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	538
Sirius XM Radio, Inc., 5.000%, 8/1/27 144A	775,000	723
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,085
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,612
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,226
Sprint Capital Corp., 6.875%, 11/15/28	2,300,000	2,208
Sprint Communications, Inc., 6.000%, 11/15/22	1,150,000	1,140
Sprint Corp., 7.125%, 6/15/24	1,150,000	1,161
Sprint Corp., 7.625%, 2/15/25	2,075,000	2,127
Sprint Corp., 7.625%, 3/1/26	1,200,000	1,223
Sprint Corp., 7.875%, 9/15/23	5,965,000	6,185
Symantec Corp., 5.000%, 4/15/25 144A	1,075,000	1,041
TEGNA, Inc., 5.125%, 7/15/20	980,000	986
TEGNA, Inc., 5.500%, 9/15/24 144A	495,000	495
TEGNA, Inc., 6.375%, 10/15/23	700,000	719
Telenet Finance Luxembourg Notes Sarl, 5.500%, 3/1/28 144A	3,800,000	3,458
T-Mobile USA, Inc., 4.500%, 2/1/26	525,000	490
T-Mobile USA, Inc., 4.750%, 2/1/28	275,000	254
T-Mobile USA, Inc., 5.125%, 4/15/25	2,700,000	2,714
T-Mobile USA, Inc., 5.375%, 4/15/27	350,000	340
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	801
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,074
T-Mobile USA, Inc., 6.500%, 1/15/24	425,000	442
T-Mobile USA, Inc., 6.500%, 1/15/26	875,000	901
Tribune Media Co., 5.875%, 7/15/22	3,050,000	3,078
Unitymedia Hessen GmbH & Co., KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,250,000	1,266
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 144A	2,525,000	2,601
VeriSign, Inc., 4.750%, 7/15/27	550,000	525
VeriSign, Inc., 5.250%, 4/1/25	350,000	354
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	3,200,000	3,000
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	2,937
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	398
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	584
Ziggo Bond Finance BV, 6.000%, 1/15/27 144A	1,225,000	1,152
Ziggo BV, 5.500%, 1/15/27 144A	2,425,000	2,265

Total		140,967

Consumer, Cyclical (13.2%)
1011778 BC Unlimited Liability Co. / New Red Finance, Inc., 4.250%, 5/15/24 144A	475,000	451
1011778 BC Unlimited Liability Co. / New Red Finance, Inc., 5.000%, 10/15/25 144A	4,525,000	4,282
Adient Global Holdings, Ltd., 4.875%, 8/15/26 144A	2,050,000	1,845
American Axle & Manufacturing, Inc., 6.500%, 4/1/27	2,875,000	2,832
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	128
American Builders & Contractors Supply Co., Inc., 5.875%, 5/15/26 144A	2,800,000	2,754
Aramark Services, Inc., 5.000%, 4/1/25 144A	1,450,000	1,443

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Cyclical continued
Aramark Services, Inc., 5.000%, 2/1/28 144A	1,525,000	1,456
Aramark Services, Inc., 5.125%, 1/15/24	1,525,000	1,525
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	2,350,000	1,578
BCD Acquisition, Inc., 9.625%, 9/15/23 144A	1,750,000	1,864
Beacon Escrow Corp., 4.875%, 11/1/25 144A	800,000	740
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	645
Boyd Gaming Corp., 6.000%, 8/15/26 144A	425,000	419
Boyd Gaming Corp., 6.375%, 4/1/26	775,000	785
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,147
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	1,530,000	1,545
CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/25 144A	4,525,000	4,282
Dana Financing Luxembourg Sarl, 5.750%, 4/15/25 144A	400,000	394
Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	2,500,000	2,537
Eldorado Resorts, Inc., 6.000%, 4/1/25	1,800,000	1,802
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	1,800,000	1,948
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	780
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,300,000	2,081
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23	1,375,000	1,200
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	175,000	179
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	495
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	375,000	343
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,150,000	1,069
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	350,000	347
Hanesbrands, Inc., 4.875%, 5/15/26 144A	1,100,000	1,061
HD Supply, Inc., 5.750%, 4/15/24 144A(e)	375,000	392
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26 144A	1,825,000	1,793
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	725,000	707
JB Poindexter & Co., Inc., 7.125%, 4/15/26 144A	925,000	948
KAR Auction Services, Inc., 5.125%, 6/1/25 144A	1,425,000	1,361
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.750%, 6/1/27 144A	550,000	520
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	790
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.250%, 6/1/26 144A	1,600,000	1,576
Live Nation Entertainment, Inc., 4.875%, 11/1/24 144A	600,000	580
Live Nation Entertainment, Inc., 5.625%, 3/15/26 144A	500,000	496
MGM Resorts International, 4.625%, 9/1/26	150,000	139
MGM Resorts International, 5.750%, 6/15/25	1,175,000	1,174
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,601
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,095
MGM Resorts International, 6.750%, 10/1/20	510,000	534

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Cyclical continued
Michaels Stores, Inc., 5.875%, 12/15/20 144A	1,875,000	1,889
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24 144A	2,175,000	2,050
Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,600,000	2,613
Penn National Gaming, Inc., 5.625%, 1/15/27 144A	1,150,000	1,084
Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	321
PetSmart, Inc., 8.875%, 6/1/25 144A	675,000	444
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	2,225,000	2,310
Red Rock Resorts, Inc., 5.000%, 10/1/25 144A	2,025,000	1,903
Rite Aid Corp., 6.125%, 4/1/23 144A	2,025,000	2,053
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21 144A	1,950,000	1,930
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,275,000	1,288
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	2,525,000	2,329
Schaeffler Verwaltung Zwei GmbH, 4.500%, 9/15/23 144A(c)	375,000	359
Schaeffler Verwaltung Zwei GmbH, 4.750%, 9/15/26 144A(c)	3,325,000	3,130
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	4,040,000	4,060
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	1,320,000	1,320
Six Flags Entertainment Corp., 4.875%, 7/31/24 144A	850,000	826
Six Flags Entertainment Corp., 5.500%, 4/15/27 144A	3,725,000	3,617
Stars Group Holdings BV, 7.000%, 7/15/26 144A	750,000	757
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,425,000	3,322
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	264
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.875%, 3/1/27	900,000	842
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25 144A	1,700,000	1,598
TI Group Automotive Systems LLC, 8.750%, 7/15/23 144A	899,000	940
VOC Escrow, Ltd., 5.000%, 2/15/28 144A	1,250,000	1,181
WMG Acquisition Corp., 4.875%, 11/1/24 144A	450,000	439
WMG Acquisition Corp., 5.000%, 8/1/23 144A	250,000	249
WMG Acquisition Corp., 5.500%, 4/15/26 144A	500,000	496
Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 144A	1,750,000	1,737
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	1,200,000	1,122

Total		106,136

Consumer, Non-cyclical (21.2%)
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	575,000	579
Acadia Healthcare Co., Inc., 6.500%, 3/1/24	3,000,000	3,075
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	3,350,000	3,115
Albertsons Companies, Inc., 6.085%, (3 Month LIBOR plus 3.75%), 1/15/24 144A	300,000	301
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC, 5.750%, 3/15/25	2,725,000	2,412

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Non-cyclical continued
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC, 6.625%, 6/15/24	1,600,000	1,508
AmSurg Corp., 5.625%, 7/15/22	1,275,000	1,297
Avantor, Inc., 6.000%, 10/1/24 144A	825,000	816
Avantor, Inc., 9.000%, 10/1/25 144A	2,500,000	2,519
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	575,000	523
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	1,100,000	1,078
B&G Foods, Inc., 5.250%, 4/1/25	3,125,000	2,945
Centene Escrow I Corp., 5.375%, 6/1/26 144A	1,200,000	1,216
Charles River Laboratories International, Inc., 5.500%, 4/1/26 144A	600,000	601
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	800,000	740
CHS / Community Health Systems, Inc., 6.250%, 3/31/23	1,550,000	1,418
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	2,735,000	1,395
CHS / Community Health Systems, Inc., 8.625%, 1/15/24 144A	750,000	752
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	7,475,000	7,307
Eagle Holding Co. II LLC, 7.625%, 5/15/22 144A(c)	1,475,000	1,490
Endo Finance LLC / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,875,000	2,242
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	1,850,000	1,522
Envision Healthcare Corp., 5.125%, 7/1/22 144A	2,205,000	2,224
First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,154
First Quality Finance Co., Inc., 5.000%, 7/1/25 144A	425,000	389
Gartner, Inc., 5.125%, 4/1/25 144A	850,000	846
GW Honos Security Corp., 8.750%, 5/15/25 144A	2,475,000	2,531
HCA Healthcare, Inc., 6.250%, 2/15/21	1,385,000	1,437
HCA, Inc., 4.500%, 2/15/27	1,050,000	988
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,575
HCA, Inc., 5.250%, 6/15/26	450,000	447
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,216
HCA, Inc., 5.875%, 3/15/22	1,475,000	1,538
HCA, Inc., 5.875%, 5/1/23	2,520,000	2,614
HCA, Inc., 5.875%, 2/15/26	2,825,000	2,850
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,546
The Hertz Corp., 5.500%, 10/15/24 144A	850,000	668
The Hertz Corp., 7.625%, 6/1/22 144A	475,000	456
Hologic, Inc., 4.375%, 10/15/25 144A	825,000	788
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	6,000,000	5,971
Lamb Weston Holdings, Inc., 4.875%, 11/1/26 144A	1,225,000	1,191
LifePoint Health, Inc., 5.375%, 5/1/24	325,000	313
LifePoint Hospitals, Inc., 5.500%, 12/1/21	1,415,000	1,413
Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,375,000	1,152
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	3,275,000	2,620
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	2,025,000	1,688
Matthews International Corp., 5.250%, 12/1/25 144A	875,000	838

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Non-cyclical continued
MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	416
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	5,600,000	5,740
New Amethyst Corp., 6.250%, 12/1/24 144A	1,925,000	2,050
The Nielsen Co. (Luxembourg) Sarl, 5.000%, 2/1/25 144A	1,175,000	1,119
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,000,000	3,930
Polaris Intermediate Corp., 8.500%, 12/1/22 144A(c)	1,975,000	2,037
Post Holdings, Inc., 5.000%, 8/15/26 144A	2,375,000	2,215
Post Holdings, Inc., 5.500%, 3/1/25 144A	1,275,000	1,245
Post Holdings, Inc., 5.625%, 1/15/28 144A	975,000	914
Post Holdings, Inc., 5.750%, 3/1/27 144A	3,500,000	3,378
Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,475
Prestige Brands, Inc., 6.375%, 3/1/24 144A	3,200,000	3,168
Ritchie Bros. Auctioneers, Inc., 5.375%, 1/15/25 144A	575,000	558
The ServiceMaster Co. LLC, 5.125%, 11/15/24 144A	2,125,000	2,061
Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	716
Spectrum Brands, Inc., 6.125%, 12/15/24	2,975,000	3,005
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	4,150,000	4,233
Sterigenics-Nordion Topco LLC, 8.125%, 11/1/21 144A(c)	2,900,000	2,907
Surgery Center Holdings, 6.750%, 7/1/25 144A	2,700,000	2,562
Team Health Holdings, Inc., 6.375%, 2/1/25 144A	5,525,000	4,752
Teleflex, Inc., 4.625%, 11/15/27	450,000	425
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,803
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	822
Tenet Healthcare Corp., 4.625%, 7/15/24 144A	850,000	805
Tenet Healthcare Corp., 6.750%, 6/15/23	3,125,000	3,109
Tenet Healthcare Corp., 7.500%, 1/1/22 144A	700,000	728
THC Escrow Corp. III, 5.125%, 5/1/25 144A	2,400,000	2,282
THC Escrow Corp. III, 7.000%, 8/1/25 144A	575,000	571
United Rentals North America, Inc., 4.875%, 1/15/28	2,075,000	1,927
United Rentals North America, Inc., 5.500%, 7/15/25	225,000	227
United Rentals North America, Inc., 5.500%, 5/15/27	1,750,000	1,698
United Rentals North America, Inc., 5.875%, 9/15/26	850,000	856
US Foods, Inc., 5.875%, 6/15/24 144A	2,800,000	2,849
Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,700,000	2,511
Valeant Pharmaceuticals International, Inc., 5.500%, 11/1/25 144A	725,000	714
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	905,000	890
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	3,225,000	3,029
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	5,575,000	5,136
Valeant Pharmaceuticals International, Inc., 6.500%, 3/15/22 144A	300,000	311
Valeant Pharmaceuticals International, Inc., 7.000%, 3/15/24 144A	875,000	915
Valeant Pharmaceuticals International, Inc., 7.250%, 7/15/22 144A	500,000	512

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Consumer, Non-cyclical continued
Valeant Pharmaceuticals International, Inc., 8.500%, 1/31/27 144A	225,000	228
Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/25 144A	800,000	830
Valeant Pharmaceuticals International, Inc., 9.250%, 4/1/26 144A	450,000	467
Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	3,059
West Street Merger Sub, Inc., 6.375%, 9/1/25 144A	1,875,000	1,791

Total		170,280

Energy (12.9%)
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	2,000,000	2,015
Antero Resources Corp., 5.125%, 12/1/22	465,000	466
Antero Resources Corp., 5.375%, 11/1/21	730,000	739
Antero Resources Corp., 5.625%, 6/1/23	1,000,000	1,012
Apergy Corp., 6.375%, 5/1/26 144A	300,000	305
Ascent Resources - Utica LLC / AEU Finance Corp., 10.000%, 4/1/22 144A	2,075,000	2,282
Berry Petroleum Co. LLC, 7.000%, 2/15/26 144A	1,200,000	1,227
Callon Petroleum Co., 6.125%, 10/1/24	1,502,000	1,521
Callon Petroleum Co., 6.375%, 7/1/26 144A	775,000	777
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,747
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	37,000	37
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	425,000	450
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	575,000	570
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,725,000	1,794
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,025,000	1,117
Cheniere Energy Partners LP, 5.250%, 10/1/25 144A	2,850,000	2,780
Chesapeake Energy Corp., 5.375%, 6/15/21	250,000	245
Chesapeake Energy Corp., 5.750%, 3/15/23	225,000	213
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	805,000	845
Chesapeake Energy Corp., 8.000%, 1/15/25	425,000	433
Chesapeake Energy Corp., 8.000%, 6/15/27	2,175,000	2,213
CNX Midstream Finance Corp., 6.500%, 3/15/26 144A	1,975,000	1,921
Coeur Mining, Inc., 5.875%, 6/1/24	1,850,000	1,785
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25 144A	2,975,000	2,871
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	3,150,000	3,213
Diamondback Energy, Inc., 5.375%, 5/31/25	425,000	425
Endeavor Energy Resources LP / EER Finance, Inc., 5.500%, 1/30/26 144A	375,000	364
Endeavor Energy Resources LP / EER Finance, Inc., 5.750%, 1/30/28 144A	750,000	731
Energy Transfer Equity LP, 5.500%, 6/1/27	500,000	500
Energy Transfer Equity LP, 5.875%, 1/15/24	2,025,000	2,076
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/21	2,850,000	2,964
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	350,000	241
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, 11/29/24 144A	1,275,000	1,288

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Gulfport Energy Corp., 6.000%, 10/15/24	550,000	529
Gulfport Energy Corp., 6.375%, 5/15/25	1,025,000	997
Gulfport Energy Corp., 6.375%, 1/15/26	425,000	408
Gulfport Energy Corp., 6.625%, 5/1/23	875,000	882
Holly Energy Partners LP / Holly Energy Finance Corp., 6.000%, 8/1/24 144A	3,125,000	3,156
Jagged Peak Energy LLC, 5.875%, 5/1/26 144A	600,000	588
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,025,000	1,011
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	400
NuStar Logistics LP, 5.625%, 4/28/27	2,400,000	2,322
Oasis Petroleum, Inc., 6.250%, 5/1/26 144A	1,375,000	1,389
Oasis Petroleum, Inc., 6.875%, 3/15/22	611,000	622
Parsley Energy LLC / Parsley Finance Corp., 5.250%, 8/15/25 144A	425,000	418
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 144A	450,000	447
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 144A	1,225,000	1,216
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	300,000	311
PDC Energy, Inc., 5.750%, 5/15/26 144A	800,000	800
PDC Energy, Inc., 6.125%, 9/15/24	575,000	586
Precision Drilling Corp., 5.250%, 11/15/24	225,000	213
Precision Drilling Corp., 6.500%, 12/15/21	202,919	207
Precision Drilling Corp., 7.125%, 1/15/26 144A	700,000	719
Precision Drilling Corp., 7.750%, 12/15/23	1,000,000	1,052
QEP Resources, Inc., 5.250%, 5/1/23	575,000	562
QEP Resources, Inc., 5.625%, 3/1/26	525,000	501
Range Resources Corp., 4.875%, 5/15/25	1,000,000	937
Range Resources Corp., 5.750%, 6/1/21	955,000	979
RSP Permian, Inc., 5.250%, 1/15/25	750,000	802
RSP Permian, Inc., 6.625%, 10/1/22	750,000	788
SESI LLC, 7.125%, 12/15/21	1,575,000	1,603
SESI LLC, 7.750%, 9/15/24	2,175,000	2,232
Shelf Drilling Holdings, Ltd., 8.250%, 2/15/25 144A	1,625,000	1,637
SM Energy Co., 5.625%, 6/1/25	1,000,000	965
SM Energy Co., 6.500%, 1/1/23	665,000	672
SM Energy Co., 6.750%, 9/15/26	725,000	727
Southwestern Energy Co., 4.100%, 3/15/22	325,000	310
Southwestern Energy Co., 7.500%, 4/1/26	300,000	310
Southwestern Energy Co., 7.750%, 10/1/27	1,775,000	1,837
SRC Energy, Inc., 6.250%, 12/1/25 144A	1,775,000	1,773
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,355,000	2,314
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	2,275,000	2,161
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 144A	150,000	144
Sunoco LP / Sunoco Finance Corp., 5.500%, 2/15/26 144A	550,000	521
Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28 144A	900,000	849
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.000%, 1/15/28 144A	1,400,000	1,302
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,025,000	1,012

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Energy continued
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, 2/1/27	2,150,000	2,085
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26 144A	725,000	730
TerraForm Power Operating LLC, 4.250%, 1/31/23 144A	175,000	169
TerraForm Power Operating LLC, 5.000%, 1/31/28 144A	2,300,000	2,179
TerraForm Power Operating LLC, 6.625%, 6/15/25 144A	950,000	1,012
Tesoro Corp., 5.375%, 10/1/22	555,000	568
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	725,000	743
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	503,000	521
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	575,000	614
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	900,000	909
Ultra Resources, Inc., 6.875%, 4/15/22 144A	350,000	265
Ultra Resources, Inc., 7.125%, 4/15/25 144A	1,325,000	931
USA Compression Finance Corp., 6.875%, 4/1/26 144A	1,825,000	1,889
Weatherford International LLC, 6.800%, 6/15/37	400,000	320
Weatherford International, Ltd., 7.000%, 3/15/38	1,300,000	1,037
Weatherford International, Ltd., 8.250%, 6/15/23	1,500,000	1,488
Whiting Petroleum Corp., 6.250%, 4/1/23	1,150,000	1,179
Whiting Petroleum Corp., 6.625%, 1/15/26 144A	775,000	799
WPX Energy, Inc., 5.250%, 9/15/24	1,125,000	1,107
WPX Energy, Inc., 5.750%, 6/1/26	425,000	425
WPX Energy, Inc., 6.000%, 1/15/22	74,000	77
WPX Energy, Inc., 8.250%, 8/1/23	350,000	396

Total		103,821

Financial (5.7%)
Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/25 144A	2,700,000	2,457
Ally Financial, Inc., 3.750%, 11/18/19	1,950,000	1,948
Ally Financial, Inc., 4.125%, 2/13/22	400,000	393
Ally Financial, Inc., 5.750%, 11/20/25	3,725,000	3,795
AmWINS Group, Inc., 7.750%, 7/1/26 144A	1,900,000	1,928
AssuredPartners, Inc., 7.000%, 8/15/25 144A	2,575,000	2,478
HUB International, Ltd., 7.000%, 5/1/26 144A	5,050,000	4,987
KIRS Midco 3 PLC, 8.625%, 7/15/23 144A	2,150,000	2,182
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	481
National Financial Partners Corp., 6.875%, 7/15/25 144A	3,000,000	2,940
Navient Corp., 5.500%, 1/25/23	500,000	491
Navient Corp., 5.875%, 10/25/24	2,525,000	2,440
Navient Corp., 6.125%, 3/25/24	2,325,000	2,296
Navient Corp., 6.500%, 6/15/22	200,000	205
Navient Corp., 6.750%, 6/25/25	325,000	322
Navient Corp., 6.750%, 6/15/26	350,000	342
Navient Corp., 7.250%, 9/25/23	1,150,000	1,205
Quicken Loans, Inc., 5.250%, 1/15/28 144A	950,000	876

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Financial continued
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,350,000	4,258
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 6/1/25 144A	4,750,000	4,560
Trident Merger Sub, Inc., 6.625%, 11/1/25 144A	2,025,000	1,974
USIS Merger Sub, Inc., 6.875%, 5/1/25 144A	2,975,000	2,960
Vantiv LLC, 4.375%, 11/15/25 144A	325,000	310

Total		45,828

Industrial (11.2%)
ARD Finance SA, 7.125%, 9/15/23(c)	3,275,000	3,283
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	519
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21 144A	1,475,000	1,492
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 2/15/25 144A	2,100,000	2,045
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 5/15/24 144A	2,000,000	2,080
Avolon Holdings Funding, Ltd., 5.500%, 1/15/23 144A	200,000	200
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,140
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,242
Berry Plastics Corp., 6.000%, 10/15/22	275,000	283
BWAY Holding Co., 5.500%, 4/15/24 144A	2,175,000	2,121
BWAY Holding Co., 7.250%, 4/15/25 144A	4,950,000	4,826
CD&R Waterworks Merger Sub LLC, 6.125%, 8/15/25 144A	1,050,000	995
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26 144A	1,175,000	1,116
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26 144A	300,000	305
Engility Corp., 8.875%, 9/1/24	1,475,000	1,541
Flex Acquisition Co., Inc., 6.875%, 1/15/25 144A	5,000,000	4,813
Flex Acquisition Co., Inc., 7.875%, 7/15/26 144A	1,375,000	1,370
Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	1,951,000	1,975
The Hillman Group, Inc., 6.375%, 7/15/22 144A	2,900,000	2,777
JELD-WEN, Inc., 4.625%, 12/15/25 144A	300,000	286
JELD-WEN, Inc., 4.875%, 12/15/27 144A	175,000	163
JPW Industries Holding Corp., 9.000%, 10/1/24 144A	975,000	1,014
Koppers, Inc., 6.000%, 2/15/25 144A	1,150,000	1,150
Masonite International Corp., 5.625%, 3/15/23 144A	800,000	818
Multi-Color Corp., 4.875%, 11/1/25 144A	450,000	419
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,195
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	1,975,000	1,926
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	900,000	910
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	325,000	333
Park Aerospace Holdings, Ltd., 4.500%, 3/15/23 144A	550,000	522
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	425,000	421
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	5,750,000	5,677
Pisces Midco, Inc., 8.000%, 4/15/26 144A	2,425,000	2,332
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	3,057,535	3,069

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Industrial continued
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	268,566	272
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	2,575,000	2,630
Sealed Air Corp., 4.875%, 12/1/22 144A	1,375,000	1,389
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	1,965
Standard Industries, Inc., 5.000%, 2/15/27 144A	2,900,000	2,704
Standard Industries, Inc., 6.000%, 10/15/25 144A	1,275,000	1,278
Tervita Escrow Corp., 7.625%, 12/1/21 144A	2,350,000	2,397
Titan Acquisition, Ltd. / Titan Co-Borrower LLC, 7.750%, 4/15/26 144A	1,775,000	1,655
TransDigm UK Holdings PLC, 6.875%, 5/15/26 144A	325,000	329
TransDigm, Inc., 6.000%, 7/15/22	520,000	523
TransDigm, Inc., 6.375%, 6/15/26	1,575,000	1,563
TransDigm, Inc., 6.500%, 7/15/24	4,875,000	4,960
TransDigm, Inc., 6.500%, 5/15/25	300,000	303
TTM Technologies, Inc., 5.625%, 10/1/25 144A	1,675,000	1,633
USG Corp., 4.875%, 6/1/27 144A	1,225,000	1,253
WESCO Distribution, Inc., 5.375%, 12/15/21	2,780,000	2,832
WESCO Distribution, Inc., 5.375%, 6/15/24	1,750,000	1,719
Wrangler Buyer Corp., 6.000%, 10/1/25 144A	1,000,000	945

Total		89,708

Other Holdings (–%)
General Motors Co. Escrow, 7.200%, 1/15/99(d),(l),*	610,000	–
General Motors Co. Escrow, 8.375%, 7/15/33(d),(l),*	4,865,000	–

Total		–

Technology (7.7%)
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	3,900,000	3,988
CDK Global, Inc., 5.875%, 6/15/26	425,000	434
CDW LLC / CDW Finance Corp., 5.000%, 9/1/25	450,000	442
CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,075,000	2,117
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	450,000	456
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	3,025,000	3,205
Entegris, Inc., 4.625%, 2/10/26 144A	1,950,000	1,857
First Data Corp., 5.375%, 8/15/23 144A	2,000,000	2,019
First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,597
First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,500
IMS Health, Inc., 5.000%, 10/15/26 144A	1,625,000	1,582
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.625%, 11/15/24 144A	3,675,000	3,693
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 144A(c)	4,760,000	4,772
Infor US, Inc., 6.500%, 5/15/22	3,625,000	3,639
Informatica LLC, 7.125%, 7/15/23 144A	2,775,000	2,803
JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24 144A	3,125,000	3,218
MSCI, Inc., 5.250%, 11/15/24 144A	300,000	303
MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,133
NCR Corp., 4.625%, 2/15/21	675,000	670
NCR Corp., 5.875%, 12/15/21	2,150,000	2,182
NCR Corp., 6.375%, 12/15/23	520,000	539
Nuance Communications, Inc., 5.375%, 8/15/20 144A	1,072,000	1,072

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Technology continued
Nuance Communications, Inc., 5.625%, 12/15/26	1,675,000	1,637
Nuance Communications, Inc., 6.000%, 7/1/24	1,375,000	1,387
Qorvo, Inc., 7.000%, 12/1/25	300,000	323
Riverbed Technology, Inc., 8.875%, 3/1/23 144A	2,550,000	2,417
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,250,000	1,297
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	442
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	2,725,000	3,026
Sophia LP / Sophia Finance, Inc., 9.000%, 9/30/23 144A	2,450,000	2,572
Western Digital Corp., 4.750%, 2/15/26	1,350,000	1,313

Total		61,635

Utilities (1.8%)
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/25	350,000	339
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	825,000	812
AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	550,000	523
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,706
Calpine Corp., 5.250%, 6/1/26 144A	550,000	518

Corporate Bonds (95.4%)	Shares/ $ Par	Value $ (000’s)
Utilities continued
Calpine Corp., 5.375%, 1/15/23	2,050,000	1,950
Calpine Corp., 5.750%, 1/15/25	1,375,000	1,257
Calpine Corp., 6.000%, 1/15/22 144A	455,000	464
NRG Energy, Inc., 5.750%, 1/15/28 144A	225,000	221
NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,492
NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,794
NRG Energy, Inc., 6.625%, 1/15/27	925,000	950
NRG Energy, Inc., 7.250%, 5/15/26	1,150,000	1,225

Total		14,251

Total Corporate Bonds (Cost: $779,096)		765,420

Short-Term Investments (3.5%)
Money Market Funds (3.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	28,189,711	28,190

Total Short-Term Investments (Cost: $28,190)		28,190

Total Investments (98.9%) (Cost: $807,286)(a)		793,610

Other Assets, Less Liabilities (1.1%)		8,863

Net Assets (100.0%)		802,473

#	7-day yield as of June 30, 2018.

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $475,284 representing 59.3% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $807,286 and the net unrealized depreciation of investments based on that cost was $13,676 which is comprised of $9,825 aggregate gross unrealized appreciation and $23,500 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)

PIK—Payment In Kind. PIK rates of ARD Finance SA 7.875%, Alpha 2 BV 9.500%, Eagle Holding Co. II LLC 8.375%, Infor Software Parent LLC / Infor Software Parent, Inc. 7.875%, Polaris Intermediate Corp. 9.250%, Schaeffler Verwaltung Zwei GmbH 5.250%, Schaeffler Verwaltung Zwei GmbH 5.500%, Sterigenics-Nordion Topco LLC 8.875%

(d)	Defaulted Security

(e)	Step bond security. HD Supply, Inc. steps up to 7.000% on 4/15/24.

(l)	Security valued using significant unobservable inputs.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Corporate Bonds	$—	$765,420	$—
Short-Term Investments	28,190	—	—

Total Assets:	$28,190	$765,420	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Multi-Sector Bond Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a portion of its assets in fixed- and floating-rate loans, including senior loans, through loan participations and assignments. Investing in loans may expose the Portfolio to additional risks, including credit risk, interest rate risk, liquidity risk, call risk, settlement risk, and risks associated with being a lender.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$980.80	$ 3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$ 3.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Basic Materials (0.8%)
Georgia-Pacific LLC, 8.875%, 5/15/31(b)	200,000	292
INEOS Finance PLC, 4.000%, 5/1/23 144A EUR(f)	1,500,000	1,782
Metinvest BV, 7.750%, 4/23/23 144A	300,000	282
Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	204
Syngenta Finance NV, 4.892%, 4/24/25 144A	4,500,000	4,411

Total		6,971

Communications (8.5%)
Altice Financing SA, 5.250%, 2/15/23 EUR(b),(f)	2,800,000	3,368
Altice Financing SA, 6.625%, 2/15/23 144A	2,427,000	2,392
Altice Financing SA, 7.500%, 5/15/26 144A	4,200,000	4,062
Altice Luxembourg SA, 6.250%, 2/15/25 EUR(b),(f)	1,500,000	1,675
Altice Luxembourg SA, 7.625%, 2/15/25 144A	1,600,000	1,472
Altice SA, 7.250%, 5/15/22 EUR(f),(k)	4,900,000	5,751
AT&T, Inc., 3.400%, 5/15/25(b)	1,000,000	940
AT&T, Inc., 4.900%, 8/15/37 144A	200,000	190
AT&T, Inc., 5.300%, 8/15/58 144A	6,200,000	5,768
Baidu, Inc., 3.875%, 9/29/23(b)	200,000	198
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.200%, 3/15/28(b)	1,700,000	1,591
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22(b)	2,400,000	2,427
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 4/1/38(b)	100,000	94
CommScope Technologies LLC, 5.000%, 3/15/27 144A	100,000	94
Deutsche Telekom International Finance, 8.750%, 6/15/30(b)	700,000	927
DISH DBS Corp., 5.125%, 5/1/20(b)	1,742,000	1,725
DISH DBS Corp., 6.750%, 6/1/21(b)	3,200,000	3,204
DISH DBS Corp., 7.875%, 9/1/19(b)	100,000	104
Koninklijke KPN NV, 5.750%, 9/17/29 GBP(b),(f)	750,000	1,218
Qwest Corp., 7.250%, 9/15/25(b)	500,000	534
SFR Group SA, 5.375%, 5/15/22 EUR(b),(f)	1,800,000	2,159
SFR Group SA, 5.625%, 5/15/24 EUR(b),(f)	200,000	242
SFR Group SA, 7.375%, 5/1/26 144A	6,000,000	5,866
Sprint Communications, Inc., 7.000%, 8/15/20(b)	1,710,000	1,770
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 3/20/28 144A	1,300,000	1,274
Stichting Eldfell, 4.250%, 1/15/27 144A EUR(f)	500,000	576
TDC A/S, 5.625%, 2/23/23 GBP(b),(f)	400,000	559
Telenet Finance Luxembourg Notes SARL, 3.500%, 3/1/28 144A EUR(f)	1,100,000	1,214
Time Warner Cable LLC, 5.875%, 11/15/40(b)	300,000	293
Time Warner Cable LLC, 6.750%, 6/15/39(b)	200,000	213
UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR(b),(f)	350,000	413
UPCB Finance VII, Ltd., 3.625%, 6/15/29 EUR(b),(f)	2,800,000	3,156
Verizon Communications, Inc., 4.522%, 9/15/48(b)	100,000	91

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Communications continued
Verizon Communications, Inc., 4.672%, 3/15/55(b)	2,150,000	1,908
Verizon Communications, Inc., 5.012%, 4/15/49(b)	2,449,000	2,383
Verizon Communications, Inc., 5.250%, 3/16/37(b)	200,000	205
Virgin Media Investment Holdings, Ltd., 5.125%, 1/15/25 144A GBP(f)	700,000	938
Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP(b),(f)	3,100,000	3,978
Virgin Media Secured Finance PLC, 5.000%, 4/15/27 144A GBP(f)	500,000	643
Virgin Media Secured Finance PLC, 5.500%, 1/15/25 GBP(b),(f)	189,000	254
Wind Tre SPA, 2.625%, 1/20/23 144A EUR(f)	3,000,000	2,943
Wind Tre SPA, 2.750%, (Euribor 3 Month plus 2.75%), 1/20/24 144A EUR(f)	600,000	583
Wind Tre SPA, 3.125%, 1/20/25 EUR(b),(f)	4,200,000	3,973
Ziggo Secured Finance BV, 4.250%, 1/15/27 EUR(b),(f)	200,000	230

Total		73,598

Consumer, Cyclical (4.1%)
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.250%, 7/31/22(b)	94,061	97
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.700%, 4/1/28(b)	482,404	471
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/21(b)	182,798	192
Continental Airlines Pass Through Trust, Series 2010, Class A, 4.750%, 7/12/22(b)	57,695	59
DriveTime Automotive Group, Inc., 8.000%, 6/1/21 144A	1,500,000	1,515
Enterprise Inns PLC, 6.875%, 5/9/25 GBP(b),(f)	1,600,000	2,312
Ford Motor Credit Co. LLC, 4.134%, 8/4/25(b)	800,000	780
General Motors Financial Co., Inc., 3.450%, 4/10/22(b)	300,000	295
GLP Capital LP / GLP Financing II, Inc., 5.750%, 6/1/28(b)	400,000	403
Hilton Worldwide Finance Corp., 4.875%, 4/1/27(b)	700,000	675
IHO Verwaltungs GmbH, 3.750%, 9/15/26 EUR(b),(c),(f)	4,300,000	5,106
Marks & Spencer PLC, 3.000%, 12/8/23 GBP(b),(f)	300,000	402
Marks & Spencer PLC, 4.750%, 6/12/25 GBP(b),(f)	400,000	577
Melco Resorts Finance, Ltd., 4.875%, 6/6/25 144A	700,000	661
Mitchells & Butlers Finance PLC, 1.081%, (ICE LIBOR GBP 3 Month plus 0.45%), 12/15/30 GBP(b),(f)	1,478,026	1,814
Mitchells & Butlers Finance PLC, 2.791%, (3 Month LIBOR plus 0.45%), 12/15/30(b)	268,732	249
Mitchells & Butlers Finance PLC, 6.469%, 9/15/32 GBP(b),(f)	200,000	306
QVC, Inc., 4.375%, 3/15/23(b)	2,000,000	1,976
QVC, Inc., 5.450%, 8/15/34(b)	800,000	739
Spirit Issuer PLC, 6.582%, 12/28/27 GBP(b),(f)	1,100,000	1,477
Travis Perkins PLC, 4.375%, 9/15/21 GBP(b),(f)	200,000	274
Travis Perkins PLC, 4.500%, 9/7/23 GBP(b),(f)	1,900,000	2,581

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Consumer, Cyclical continued
The Unique Pub Finance Co. PLC, 5.659%, 6/30/27 GBP(b),(f)	152,677	222
The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP(b),(f)	595,400	828
The Unique Pub Finance Co. PLC, 7.395%, 3/28/24 GBP(b),(f)	400,000	581
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.300%, 8/15/25(b)	82,741	84
US Airways Pass-Through Trust, Series 2012-1, Class A, 5.900%, 4/1/26(b)	1,037,000	1,110
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 4/23/25 144A	38,040	39
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	198
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	800,000	748
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A	6,250,000	6,141
ZF North America Capital, Inc., 4.500%, 4/29/22 144A	436,000	444
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	2,232,000	2,231

Total		35,587

Consumer, Non-cyclical (3.5%)
AA Bond Co., Ltd., 2.875%, 7/31/43 GBP(b),(f)	1,900,000	2,458
Amgen, Inc., 4.663%, 6/15/51(b)	1,041,000	1,028
Bacardi, Ltd., 4.700%, 5/15/28 144A	2,900,000	2,851
CHS / Community Health Systems, Inc., 5.125%, 8/1/21(b)	200,000	185
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	436,316	428
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	744,437	801
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	78,749	92
Endo Finance LLC, 5.750%, 1/15/22 144A	2,900,000	2,596
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 144A	3,200,000	2,560
Greene King Finance PLC, 2.711%, (ICE LIBOR GBP 3 Month plus 2.08%), 3/15/36 GBP(b),(f)	450,000	511
Hamilton College, 4.750%, 7/1/13(b)	100,000	102
HCA, Inc., 4.500%, 2/15/27(b)	100,000	94
HCA, Inc., 4.750%, 5/1/23(b)	2,655,000	2,648
HCA, Inc., 6.500%, 2/15/20(b)	2,000,000	2,083
Mallinckrodt International Finance SA, 4.750%, 4/15/23(b)	700,000	586
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	360
Pfizer, Inc., 5.800%, 8/12/23(b)	200,000	223
RAC Bond Co. PLC, 4.565%, 5/6/46 GBP(b),(f)	200,000	275
RAC Bond Co. PLC, 4.870%, 5/6/46 GBP(b),(f)	900,000	1,234
Tenet Healthcare Corp., 4.500%, 4/1/21(b)	300,000	297
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22(b)	120,000	109
Teva Pharmaceutical Finance Co. BV, 3.650%, 11/10/21(b)	2,600,000	2,490
Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21(b)	400,000	383

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Consumer, Non-cyclical continued
Teva Pharmaceutical Finance Netherlands II BV, 1.250%, 3/31/23 EUR(b),(f)	600,000	636
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21(b)	400,000	371
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23(b)	2,300,000	1,986
Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR(b),(f)	800,000	882
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	1,400,000	1,419

Total		29,688

Diversified (0.4%)
Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20 GBP(b),(f)	700,000	998
Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26 GBP(b),(f)	1,700,000	2,691

Total		3,689

Energy (8.6%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.250%, 12/1/27(b)	100,000	96
Borets Finance, Ltd., 7.625%, 9/26/18(b)	2,700,000	2,699
CNOOC Finance 2013, Ltd., 3.000%, 5/9/23(b)	500,000	482
Continental Resources, Inc., 4.375%, 1/15/28(b)	1,400,000	1,388
Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,000,000	1,052
El Paso Natural Gas Co. LLC, 8.375%, 6/15/32(b)	200,000	251
Energy Transfer Partners LP, 3.600%, 2/1/23(b)	100,000	98
Energy Transfer Partners LP, 4.150%, 10/1/20(b)	400,000	405
Energy Transfer Partners LP, 4.650%, 6/1/21(b)	200,000	205
Energy Transfer Partners LP, 7.500%, 7/1/38(b)	100,000	114
Ensco PLC, 5.750%, 10/1/44(b)	200,000	141
Ensco PLC, 8.000%, 1/31/24(b)	80,000	80
Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,851
Kinder Morgan Energy Partners LP, 6.550%, 9/15/40(b)	2,382,000	2,616
Kinder Morgan, Inc., 7.750%, 1/15/32(b)	1,216,000	1,482
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,750
Newfield Exploration Co., 5.625%, 7/1/24(b)	2,100,000	2,213
Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21(b)	200,000	212
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 12/1/21(b)	827,333	778
Odebrecht Drilling Norbe VIII/IX, Ltd., 7.350%, 12/1/26(b),(c)	1,446,726	709
Odebrecht Oil & Gas Finance, Ltd., 0.000%, 2/9/18	782,000	10
Petrobras Global Finance BV, 5.750%, 2/1/29(b)	2,400,000	2,110
Petrobras Global Finance BV, 5.999%, 1/27/28 144A	4,403,000	3,985
Petrobras Global Finance BV, 7.375%, 1/17/27(b)	4,100,000	4,095
Petrofac, Ltd., 3.400%, 10/10/18 144A	2,510,000	2,494
Petroleos de Venezuela SA, 5.375%, 4/12/27(d)	6,500,000	1,495
Petroleos de Venezuela SA, 5.500%, 4/12/37(d)	4,300,000	967
Petroleos Mexicanos, 2.750%, 4/21/27 EUR(b),(f)	1,100,000	1,153
Petroleos Mexicanos, 3.750%, 2/21/24 EUR(b),(f)	400,000	474
Petroleos Mexicanos, 4.875%, 2/21/28 EUR(b),(f)	600,000	726

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Energy continued
Petroleos Mexicanos, 6.500%, 3/13/27(b)	1,700,000	1,739
Petroleos Mexicanos, 6.500%, 6/2/41(b)	2,000,000	1,881
Petroleos Mexicanos, 6.625%, 6/15/38(b)	1,800,000	1,710
Petroleos Mexicanos, 6.750%, 9/21/47(b)	1,400,000	1,331
QEP Resources, Inc., 5.625%, 3/1/26(b)	700,000	668
QGOG Constellation SA, 9.500%, 11/9/24(b),(c)	200,500	84
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	2,300,000	2,449
Regency Energy Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23(b)	300,000	302
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22(b)	1,100,000	1,139
Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20(b)	300,000	312
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22(b)	800,000	846
Reliance Holdings USA, Inc., 4.500%, 10/19/20(b)	300,000	305
Rio Oil Finance Trust, Series 2014-3, 9.750%, 1/6/27(b)	495,776	531
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,024
Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,205
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(b)	1,100,000	1,150
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(b)	4,900,000	5,211
Sabine Pass Liquefaction LLC, 5.750%, 5/15/24(b)	800,000	854
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26(b)	200,000	214
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 144A	100,000	96
Tallgrass Energy Partners LP, 5.500%, 1/15/28 144A	8,400,000	8,295
Transocean Guardian, Ltd., 5.875%, 1/15/24 144A	500,000	497
Williams Partners LP, 3.600%, 3/15/22(b)	2,500,000	2,487

Total		74,461

Financial (21.8%)
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 4.250%, 7/1/20(b)	150,000	152
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 5.000%, 10/1/21(b)	1,500,000	1,545
Alliance Data Systems Corp., 5.875%, 11/1/21 144A	2,900,000	2,958
Ally Financial, Inc., 3.250%, 11/5/18(b)	100,000	100
Ally Financial, Inc., 3.500%, 1/27/19(b)	371,000	371
Ally Financial, Inc., 3.750%, 11/18/19(b)	5,290,000	5,283
Ally Financial, Inc., 4.125%, 3/30/20(b)	537,000	538
Ally Financial, Inc., 4.250%, 4/15/21(b)	246,000	246
Ally Financial, Inc., 4.750%, 9/10/18(b)	100,000	100
Ally Financial, Inc., 8.000%, 12/31/18(b)	30,000	31
Ally Financial, Inc., 8.000%, 11/1/31(b)	1,371,000	1,631
Banco Bilbao Vizcaya Argentina SA, 6.750%, (Euro Swap Annual 5 Year plus 6.60%), 12/29/49 EUR(f),(k)	5,200,000	6,315
Banco Bilbao Vizcaya Argentina SA, 7.000%, (Euro Swap Annual 5 Year plus 6.16%), 12/29/49 EUR(b),(f)	1,200,000	1,433
Banistmo SA, 3.650%, 9/19/22 144A	200,000	189

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Financial continued
Bank of America Corp., 3.419%, (3 Month LIBOR plus 1.04%), 12/20/28(b)	973,000	916
Bank of America Corp., 4.000%, 4/1/24(b)	1,081,000	1,090
Bank of America Corp., 5.875%, (3 Month LIBOR plus 2.93%), 12/31/99(b)	4,500,000	4,399
Bank of Ireland, 7.375%, (Euro Swap Annual 5 Year plus 6.96%), 12/29/49 EUR(b),(f)	400,000	501
Barclays Bank PLC, 7.625%, 11/21/22(b)	2,000,000	2,153
Barclays Bank PLC, 14.000%, (ICE LIBOR GBP 3 Month plus 13.40%), 11/29/49 GBP(b),(f)	800,000	1,167
Barclays PLC, 2.375%, (GBP Swap Semi-Annual 1 Year plus 1.32%), 10/6/23 GBP(b),(f)	200,000	259
Barclays PLC, 3.250%, 2/12/27 GBP(b),(f)	500,000	644
Barclays PLC, 3.650%, 3/16/25(b)	3,100,000	2,904
Barclays PLC, 6.500%, (Euro Swap Annual 5 Year plus 5.88%), 12/29/49 EUR(b),(f)	2,300,000	2,765
Barclays PLC, 7.000%, (GBP Swap Semi-Annual 5 Year plus 5.08%), 6/15/49 GBP(b),(f)	800,000	1,078
Barclays PLC, 8.000%, (Euro Swap Annual 5 Year plus 6.75%), 12/15/49 EUR(b),(f)	1,300,000	1,681
Blackstone CQP Holdco LP, 6.500%, 3/20/21 144A	14,200,000	14,200
Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	212
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,568
CIT Group, Inc., 3.875%, 2/19/19(b)	500,000	501
CIT Group, Inc., 5.000%, 8/15/22(b)	272,000	275
CIT Group, Inc., 5.000%, 8/1/23(b)	100,000	101
CIT Group, Inc., 5.250%, 3/7/25(b)	100,000	101
Citigroup, Inc., 3.400%, 5/1/26(b)	600,000	569
Cooperatieve Rabobank UA, 5.500%, (Euro Swap Annual 5 Year plus 5.25%), 1/22/49 EUR(b),(f)	700,000	874
Cooperatieve Rabobank UA, 6.625%, (Euro Swap Annual 5 Year plus 6.70%), 12/29/49 EUR(b),(f)	2,600,000	3,412
CPI Property Group SA, 2.125%, 10/4/24 EUR(b),(f)	400,000	458
Credit Agricole Assurances SA, 4.250%, (Euro Swap Annual 5 Year plus 4.50%), 12/31/49 EUR(b),(f)	2,000,000	2,406
Credit Suisse AG, 6.500%, 8/8/23 144A	7,400,000	7,871
Credit Suisse AG, 6.500%, 8/8/23(b)	1,700,000	1,808
Deutsche Annington Finance BV, 5.000%, 10/2/23 144A	300,000	306
Deutsche Bank AG, 3.150%, 1/22/21(b)	400,000	387
Deutsche Bank AG, 4.250%, 10/14/21(b)	4,500,000	4,430
The Doctors Co., 6.500%, 10/15/23 144A	300,000	321
Emerald Bay SA, 0.010%, 10/15/20 144A EUR(f)	3,796,000	4,139
Equinix, Inc., 2.875%, 3/15/24 EUR(b),(f)	1,200,000	1,373
Equinix, Inc., 2.875%, 2/1/26 EUR(b),(f)	1,900,000	2,092
Fairfax Financial Holdings, Ltd., 2.750%, 3/29/28 144A EUR(f)	500,000	581
Freedom Mortgage Corp., 8.125%, 11/15/24 144A	190,000	184
The Goldman Sachs Group, Inc., 3.541%, (3 Month LIBOR plus 1.20%), 9/15/20(b)	200,000	203
The Goldman Sachs Group, Inc., 3.750%, 5/22/25(b)	2,700,000	2,635
The Goldman Sachs Group, Inc., 3.850%, 7/8/24(b)	1,000,000	991
The Goldman Sachs Group, Inc., 4.000%, 3/3/24(b)	400,000	400
The Goldman Sachs Group, Inc., 4.100%, (3 Month LIBOR plus 1.77%), 2/25/21(b)	200,000	207

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Financial continued
The Goldman Sachs Group, Inc., 5.750%, 1/24/22(b)	400,000	428
Growthpoint Properties International Pty, Ltd., 5.872%, 5/2/23 144A	300,000	304
HBOS PLC, 5.374%, 6/30/21 EUR(b),(f)	600,000	801
The Howard Hughes Corp., 5.375%, 3/15/25 144A	300,000	294
HSBC Holdings PLC, 3.600%, 5/25/23(b)	2,100,000	2,078
ING Bank NV, 5.800%, 9/25/23 144A	1,700,000	1,801
International Lease Finance Corp., 5.875%, 4/1/19(b)	1,400,000	1,429
International Lease Finance Corp., 5.875%, 8/15/22(b)	400,000	424
International Lease Finance Corp., 6.250%, 5/15/19(b)	450,000	461
International Lease Finance Corp., 8.250%, 12/15/20(b)	2,100,000	2,311
International Lease Finance Corp., 8.625%, 1/15/22(b)	400,000	459
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,450
Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,248
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.875%, 4/15/22 144A	800,000	798
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 144A	2,000,000	2,009
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	508
Kennedy Wilson Europe Real Estate PLC, 3.950%, 6/30/22 GBP(b),(f)	2,700,000	3,711
Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR(b),(f)	3,800,000	4,582
Lloyds Bank PLC, Series EMTN, 7.625%, 4/22/25 GBP(b),(f)	1,200,000	2,037
Lloyds Banking Group PLC, 7.000%, (GBP Swap Semi-Annual 5 Year plus 5.06%), 12/29/49 GBP(b),(f)	800,000	1,076
Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	318
Morgan Stanley, 3.292%, (3 Month LIBOR plus 0.93%), 7/22/22(b)	1,000,000	1,008
Morgan Stanley, 4.000%, 7/23/25(b)	3,600,000	3,588
Nationwide Building Society, 6.875%, (GBP Swap Semi-Annual 5 Year plus 4.88%), 12/29/49 GBP(b),(f)	300,000	404
Navient Corp., 4.875%, 6/17/19(b)	3,648,000	3,666
Navient Corp., 5.000%, 10/26/20(b)	100,000	100
Navient Corp., 5.875%, 3/25/21(b)	400,000	406
Navient Corp., 6.500%, 6/15/22(b)	1,200,000	1,229
Navient Corp., 6.625%, 7/26/21(b)	1,300,000	1,335
Navient Corp., 7.250%, 1/25/22(b)	400,000	419
Navient Corp., 8.000%, 3/25/20(b)	1,198,000	1,264
NN Group NV, 4.500%, (Euribor 3 Month plus 4.00%), 7/15/49 EUR(b),(f)	2,600,000	3,131
OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25(b)	100,000	98
OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24(b)	100,000	101
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 144A	200,000	203
Quicken Loans, Inc., 5.250%, 1/15/28 144A	1,500,000	1,383
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24 144A	1,635,153	1,750

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Financial continued
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24(b)	1,430,759	1,531
Royal Bank of Scotland Group PLC, 2.500%, 3/22/23 EUR(b),(f)	100,000	123
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26(b)	2,800,000	2,815
Royal Bank of Scotland Group PLC, 4.892%, (3 Month LIBOR plus 1.75%), 5/18/29(b)	3,700,000	3,682
Royal Bank of Scotland Group PLC, 7.500%, (USD Swap Semi-Annual 5Y plus 5.80%), 12/29/49(b)	2,400,000	2,447
Royal Bank of Scotland Group PLC, 8.625%, (USD 5 Year Swap Rate plus 7.60%), 12/29/49(b)	1,500,000	1,594
Santander UK Group Holdings PLC, 3.125%, 1/8/21(b)	2,100,000	2,071
Santander UK Group Holdings PLC, 6.750%, (GBP Swap Semi-Annual 5 Year plus 5.79%), 12/31/99 GBP(b),(f)	1,390,000	1,894
Sberbank of Russia Via SB Capital SA, 3.080%, 3/7/19 EUR(b),(f)	1,400,000	1,651
Sberbank of Russia Via SB Capital SA, 4.150%, 3/6/19(p)	500,000	500
SL Green Realty Corp., 5.000%, 8/15/18(b)	1,100,000	1,102
Societe Generale SA, 8.250%, (USD 5 Year Swap Rate plus 6.39%), 9/29/49(b)	200,000	202
Springleaf Finance Corp., 5.250%, 12/15/19(b)	311,000	315
Springleaf Finance Corp., 6.000%, 6/1/20(b)	418,000	429
Springleaf Finance Corp., 6.125%, 5/15/22(b)	2,900,000	2,958
Springleaf Finance Corp., 6.875%, 3/15/25(b)	1,900,000	1,886
Springleaf Finance Corp., 7.125%, 3/15/26(b)	2,700,000	2,687
Springleaf Finance Corp., 8.250%, 12/15/20(b)	206,000	222
Tesco Property Finance 2 PLC, 6.051%, 10/13/39 GBP(b),(f)	1,126,172	1,753
Tesco Property Finance 3 PLC, 5.744%, 4/13/40 GBP(b),(f)	97,311	149
Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP(b),(f)	2,720,253	4,057
TP ICAP PLC, 5.250%, 1/26/24 GBP(b),(f)	100,000	135
UBS AG, 7.625%, 8/17/22(b)	4,400,000	4,857
UBS Group Funding AG, 4.125%, 9/24/25 144A	700,000	695
UniCredit SPA, 3.750%, 4/12/22 144A	200,000	191
VEREIT Operating Partnership LP, 4.125%, 6/1/21(b)	100,000	101
VIVAT NV, 2.375%, 5/17/24 EUR(b),(f)	500,000	605
Weyerhaeuser Co., 7.375%, 10/1/19(b)	400,000	420
Weyerhaeuser Co., 7.375%, 3/15/32(b)	1,500,000	1,906

Total		188,644

Industrial (1.7%)
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	507
Avolon Holdings Funding, Ltd., 5.500%, 1/15/23 144A	500,000	499
Ball Corp., 4.875%, 3/15/26(b)	2,000,000	1,992
Cemex SAB de CV, 4.375%, 3/5/23 144A EUR(f)	1,400,000	1,694
Crown European Holdings SA, 3.375%, 5/15/25 144A EUR(f)	500,000	590
DAE Funding LLC, 4.000%, 8/1/20 144A	2,920,000	2,887

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (51.3%)	Shares/ Par	Value $ (000’s)
Industrial continued
DAE Funding LLC, 5.000%, 8/1/24 144A	400,000	384
Flex, Ltd., 4.625%, 2/15/20(b)	200,000	203
Fortress Transportation & Infrastructure, 6.750%, 3/15/22 144A	700,000	716
Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	611
Park Aerospace Holdings, Ltd., 4.500%, 3/15/23 144A	3,900,000	3,704
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	650,000	643
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	500,000	494

Total		14,924

Technology (0.5%)
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	300,000	315
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/23 144A	1,100,000	1,151
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.100%, 7/15/36 144A	300,000	350
EMC Corp., 2.650%, 6/1/20(b)	1,600,000	1,554
Fidelity National Information Services, Inc., 4.500%, 10/15/22(b)	395,000	407
Pitney Bowes, Inc., 3.625%, 9/15/20(b)	100,000	98
Quintiles IMS, Inc., 3.250%, 3/15/25 144A EUR(f)	500,000	567

Total		4,442

Utilities (1.4%)
Calpine Corp., 5.250%, 6/1/26 144A	650,000	613
Centrais Electricas Brasileiras SA, 6.875%, 7/30/19(b)	700,000	716
Dynegy, Inc., 7.375%, 11/1/22(b)	2,500,000	2,612
Dynegy, Inc., 8.125%, 1/30/26 144A	700,000	760
Exelon Generation Co. LLC, 4.250%, 6/15/22(b)	500,000	512
FirstEnergy Corp., 7.375%, 11/15/31(b)	600,000	777
Nakilat, Inc., 6.067%, 12/31/33(b)	1,000,000	1,093
Nakilat, Inc., 6.267%, 12/31/33 144A	573,573	627
National Fuel Gas Co., 5.200%, 7/15/25(b)	300,000	308
Perusahaan Listrik Negara PT, 5.450%, 5/21/28 144A	3,200,000	3,249
Puget Energy, Inc., 5.625%, 7/15/22(b)	200,000	212

Total		11,479

Total Corporate Bonds (Cost: $451,650)		443,483

Governments (20.9%)
Governments (20.9%)
Arab Republic of Egypt, 4.750%, 4/16/26 144A EUR(f)	1,400,000	1,500
Arab Republic of Egypt, 5.625%, 4/16/30 144A EUR(f)	1,550,000	1,622
Argentine Republic, 3.375%, 1/15/23 EUR(b),(f)	950,000	1,004
Argentine Republic, 5.000%, 1/15/27 EUR(b),(f)	4,900,000	4,873
Argentine Republic, 6.250%, 4/22/19(b)	150,000	151
Argentine Republic, 7.820%, 12/31/33 EUR(f),(k)	5,366,804	6,238
Australian Government, 4.250%, 4/21/26 AUD(b),(f)	2,400,000	1,989

Governments (20.9%)	Shares/ Par	Value $ (000’s)
Governments continued
Autonomous Community of Catalonia, 4.900%, 9/15/21 EUR(b),(f)	800,000	1,010
Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR(b),(f)	400,000	493
Columbia Government International Bond, 5.000%, 6/15/45(k)	6,000,000	5,902
Dominican Republic, 6.875%, 1/29/26(b)	500,000	530
Ecuador Government International Bond, 9.650%, 12/13/26 144A	600,000	562
Ecuador Government International Bond, 10.750%, 3/28/22(b)	1,300,000	1,335
Export-Import Bank of India, 3.375%, 8/5/26 144A	600,000	551
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23(b)	3,000,000	3,122
Italy Buoni Poliennali Del Tesoro, 0.650%, 10/15/23 EUR(f),(k)	7,100,000	7,788
Mexico Government International Bond, 4.600%, 1/23/46(b)	4,700,000	4,324
Oman Government International Bond, 6.500%, 3/8/47(b)	1,800,000	1,611
Oman Government International Bond, 6.750%, 1/17/48 144A	2,000,000	1,810
Panama Government International Bond, 6.700%, 1/26/36(b)	1,900,000	2,328
Panama Government International Bond, 8.125%, 4/28/34(b)	100,000	135
Perusahaan Penerbit SBSN Indonesia III, 3.400%, 3/29/22 144A	600,000	587
Province of Ontario, 2.400%, 6/2/26 CAD(b),(f)	2,800,000	2,076
Province of Ontario, 2.600%, 6/2/25 CAD(b),(f)	600,000	454
Province of Quebec, 2.500%, 9/1/26 CAD(f)	4,500,000	3,360
Republic of Costa Rica, 7.158%, 3/12/45(b)	500,000	494
Republic of Croatia, 6.625%, 7/14/20(b)	5,000,000	5,258
Republic of Ecuador, 8.875%, 10/23/27 144A	900,000	795
Republic of Indonesia, 3.375%, 7/30/25 144A EUR(f)	800,000	1,005
Republic of Indonesia, 3.750%, 6/14/28 144A EUR(f)	1,900,000	2,449
Republic of Indonesia, 3.750%, 6/14/28 EUR(b),(f)	3,600,000	4,640
Republic of Indonesia, 5.125%, 1/15/45(b)	700,000	688
Republic of Indonesia, 6.750%, 1/15/44(b)	2,900,000	3,451
Republic of Kazakhstan, 5.125%, 7/21/25(k)	5,200,000	5,477
Republic of South Africa Government International Bond, 5.875%, 9/16/25(b)	500,000	513
The Republic of Trinidad & Tobago, 4.500%, 8/4/26(b)	400,000	383
Romania, 2.375%, 4/19/27 EUR(b),(f)	1,600,000	1,867
Russian Federation, 5.625%, 4/4/42(b)	2,000,000	2,089
Saudi Government International Bond, 2.875%, 3/4/23 144A	600,000	577
Saudi International Bond, 4.000%, 4/17/25 144A	3,900,000	3,881
Senegal Government International Bond, 4.750%, 3/13/28 144A EUR(f)	100,000	109

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Governments (20.9%)	Shares/ $ Par	Value $ (000’s)
Governments continued
Senegal Government International Bond, 6.250%, 5/23/33 144A	400,000	355
State of Qatar, 4.500%, 4/23/28 144A	1,100,000	1,110
State of Qatar, 5.103%, 4/23/48 144A	1,200,000	1,196
Turkey Government International Bond, 4.875%, 10/9/26(b)	4,000,000	3,518
Turkey Government International Bond, 5.125%, 3/25/22(k)	12,600,000	12,198
Turkey Government International Bond, 5.125%, 2/17/28(b)	4,300,000	3,785
Turkey Government International Bond, 5.750%, 3/22/24(b)	2,400,000	2,312
Turkey Government International Bond, 6.125%, 10/24/28(b)	700,000	656
Ukraine Government International Bond, 7.750%, 9/1/19(b)	3,100,000	3,092
Ukraine Government International Bond, 7.750%, 9/1/20(b)	4,400,000	4,374
United Mexican States, 4.750%, 3/8/44(b)	600,000	559
US Treasury, 2.000%, 5/31/24(k)	50,500,000	48,326
US Treasury, 2.250%, 2/15/27(b)	150,000	143
US Treasury, 2.750%, 2/15/24(k)	8,700,000	8,687
Venezuela Government International Bond, 6.000%, 12/9/20(d)	32,000	8
Venezuela Government International Bond, 7.000%, 3/31/38(d)	204,000	55
Venezuela Government International Bond, 7.650%, 4/21/25(d)	1,955,000	525
Venezuela Government International Bond, 8.250%, 10/13/24(d)	356,000	96
Venezuela Government International Bond, 9.000%, 5/7/23(d)	32,000	9
Venezuela Government International Bond, 9.250%, 5/7/28(d)	1,241,000	336
Venezuela Government International Bond, 9.375%, 1/13/34(d)	1,400,000	404

Total Governments (Cost: $189,136)		180,775

Municipal Bonds (1.5%)
Municipal Bonds (1.5%)
Alameda County Joint Powers Authority, 7.046%, 12/1/44 RB(b)	100,000	144
American Municipal Power, Inc., Series 2010B, 7.834%, 2/15/41 RB(b)	100,000	150
Bay Area Toll Authority, California, Series 2010, 6.918%, 4/1/40 RB(b)	200,000	276
City of Chicago, 7.750%, 1/1/42 GO(b)	1,300,000	1,408
City of Riverside CA Electric Revenue, 7.605%, 10/1/40 RB(b)	200,000	292
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB(b)	300,000	411

Municipal Bonds (1.5%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds continued
Irvine Ranch California Water District, 6.622%, 5/1/40 RB(b)	100,000	135
Los Angeles County California Public Works Financing Authority, 7.618%, 8/1/40 RB(b)	200,000	295
Metropolitan Government of Nashville & Davidson County Tennessee, 6.568%, 7/1/37 RB(b)	100,000	131
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB(b)	100,000	125
New York City Transitional Finance Authority, 5.508%, 8/1/37 RB(b)	300,000	355
New York State Urban Development Corp., 5.770%, 3/15/39 RB(b)	100,000	117
Port Authority of New York & New Jersey, 5.647%, 11/1/40 RB, GO OF AUTH(b)	1,100,000	1,363
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB(b)	200,000	234
Regents of the University of California Medical Center Pooled Revenue, 6.548%, 5/15/48 RB(b)	100,000	134
San Diego County Regional Airport Authority, Series C, 6.628%, 7/1/40 RB(b)	100,000	107
San Diego Redevelopment Agency, Series A, 7.625%, 9/1/30 RB(b)	100,000	110
State of California, 7.950%, 3/1/36 GO(b)	900,000	971
State of Illinois, 6.630%, 2/1/35 GO(b)	245,000	260
State of Illinois, 6.725%, 4/1/35 GO(b)	95,000	101
State of Illinois, 7.350%, 7/1/35 GO(b)	200,000	223
Texas Public Finance Authority, 8.250%, 7/1/24 RB(b)	200,000	204
Tobacco Settlement Finance Authority of West Virginia, Series A, 7.467%, 6/1/47 RB(b)	1,090,000	1,086
Tobacco Settlement Financing Corp., Series 2007-A, 6.706%, 6/1/46 RB(b)	3,315,000	3,276
Triborough Bridge & Tunnel Authority, 5.550%, 11/15/40 RB, GO OF AUTH(b)	800,000	963

Total Municipal Bonds (Cost: $10,415)		12,871

Structured Products (12.7%)
Asset Backed Securities (5.5%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3, 2.577%, (ICE LIBOR USD 1 Month plus 0.48%), 9/25/35(b)	50,000	48
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 2.991%, (ICE LIBOR USD 1 Month plus 0.90%), 12/25/34(b)	84,668	80
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 2.886%, (ICE LIBOR USD 1 Month plus 0.80%), 1/25/35(b)	56,931	56
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 3.066%, (ICE LIBOR USD 1 Month plus 0.98%), 7/25/35(b)	100,000	101
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 7/25/36(b)	8,084,932	3,036

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 3.091%, (ICE LIBOR USD 1 Month plus 1.00%), (AFC), 3/25/35(b)	188,037	174
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	70,538	73
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 2.961%, (ICE LIBOR USD 1 Month plus 0.87%), 7/25/34(b)	42,924	43
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 3.318%, (ICE LIBOR USD 1 Month plus 1.25%), 8/15/33(b)	33,349	33
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 2.991%, (ICE LIBOR USD 1 Month plus 0.90%), 6/25/35(b)	200,000	199
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 2.736%, (ICE LIBOR USD 1 Month plus 0.65%), 11/25/35	18,327	18
Bear Stearns Asset Backed Securities I Trust, Series 2005-SD3, Class 1A, 2.581%, (ICE LIBOR USD 1 Month plus 0.49%), 7/25/35	19,452	19
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 2.291%, (ICE LIBOR USD 1 Month plus 0.20%), 12/25/36(b)	47,405	47
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1, 2.201%, (ICE LIBOR USD 1 Month plus 0.11%), 4/25/31	9,619	13
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 2.291%, (ICE LIBOR USD 1 Month plus 0.20%), 4/25/37(b)	156,612	200
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 3.341%, (ICE LIBOR USD 1 Month plus 1.25%), 8/25/37(b)	206,806	206
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ, 2.671%, (ICE LIBOR USD 1 Month plus 0.58%), 1/25/35(b)	784,058	783
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 2.811%, (ICE LIBOR USD 1 Month plus 0.72%), 9/25/35(b)	117,319	118
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 2.301%, (ICE LIBOR USD 1 Month plus 0.21%), 12/25/36(b)	100,000	94
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4, 3.666%, (ICE LIBOR USD 1 Month plus 1.58%), 11/25/34(b)	100,000	87
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.616%, (AFC), 10/25/35	8,366	8
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4, 2.441%, (ICE LIBOR USD 1 Month plus 0.35%), 3/25/36(b)	95,503	87
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.788%, (AFC), 7/25/36(b)	100,000	99
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 2.261%, (ICE LIBOR USD 1 Month plus 0.17%), 5/25/37(b)	114,542	114

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, 2.231%, (ICE LIBOR USD 1 Month plus 0.14%), 6/25/37(b)	665,450	628
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 2.381%, (ICE LIBOR USD 1 Month plus 0.29%), 7/25/36(b)	69,516	68
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 2.381%, (ICE LIBOR USD 1 Month plus 0.29%), 8/25/36(b)	110,973	109
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2, 2.411%, (ICE LIBOR USD 1 Month plus 0.32%), 2/25/37(b)	900,000	619
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 2.231%, (ICE LIBOR USD 1 Month plus 0.14%), 7/25/37(b)	50,504	45
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 2.931%, (ICE LIBOR USD 1 Month plus 0.84%), 10/25/47(b)	2,932,977	2,899
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A, 2.291%, (ICE LIBOR USD 1 Month plus 0.20%), 6/25/47(b)	1,196,823	1,060
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1, 2.510%, (ICE LIBOR USD 1 Month plus 0.55%), (AFC), 5/25/47 144A	2,530,621	2,013
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1, 2.711%, (ICE LIBOR USD 1 Month plus 0.62%), 1/25/32	6,052	6
Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 3.141%, (ICE LIBOR USD 1 Month plus 1.05%), 5/25/37 144A	409,522	403
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 7/25/36	12,652	13
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 2.231%, (ICE LIBOR USD 1 Month plus 0.14%), 9/25/36(b)	81,976	81
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5, 0.010%, 4/25/36(b)	200,000	174
Fremont Home Loan Trust, Series 2005-2, Class M4, 3.021%, (ICE LIBOR USD 1 Month plus 0.93%), 6/25/35(b)	300,000	282
GSAA Home Equity Trust, Series 2006-17, Class A1, 2.151%, (ICE LIBOR USD 1 Month plus 0.06%), 11/25/36(b)	65,578	32
GSAMP Trust, Series 2004-WF, Class M2, 3.741%, (ICE LIBOR USD 1 Month plus 1.65%), 10/25/34(b)	61,051	59
GSAMP Trust, Series 2007-FM2, Class A2B, 2.181%, (ICE LIBOR USD 1 Month plus 0.09%), 1/25/37(b)	223,273	151
GSAMP Trust, Series 2007-NC1, Class A2A, 2.141%, (ICE LIBOR USD 1 Month plus 0.05%), 12/25/46	17,578	11
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 2.431%, (ICE LIBOR USD 1 Month plus 0.34%), 4/25/37(b)	500,000	412

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2, 2.251%, (ICE LIBOR USD 1 Month plus 0.16%), 7/25/37(b)	427,101	279
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 2.481%, (ICE LIBOR USD 1 Month plus 0.39%), 11/25/35(b)	300,000	286
Lehman XS Trust, Series 2005-4, Class 1A3, 2.891%, (ICE LIBOR USD 1 Month plus 0.80%), 10/25/35	18,930	19
Lendmark Funding Trust, Series 2016-2A, Class A, 3.260%, 4/21/25 144A	400,000	400
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4, 2.391%, (ICE LIBOR USD 1 Month plus 0.30%), 2/25/36(b)	75,340	64
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4, 2.361%, (ICE LIBOR USD 1 Month plus 0.27%), 5/25/46(b)	336,448	147
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 5/25/36(b)	1,541,905	1,034
Mastr Asset Backed Securities Trust, Series 2004-WMC2, Class M1, 2.991%, (ICE LIBOR USD 1 Month plus 0.90%), 4/25/34(b)	190,583	188
Mastr Asset Backed Securities Trust, Series 2006-FRE2, Class A1, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 3/25/36(k)	14,966,449	13,114
Mastr Asset Backed Securities Trust, Series 2006-HE3, Class A2, 2.191%, (ICE LIBOR USD 1 Month plus 0.10%), 8/25/36(b)	2,405,217	1,121
Mastr Asset Backed Securities Trust, Series 2006-WMC4, Class A5, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 10/25/36(b)	1,034,899	482
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 2.541%, (ICE LIBOR USD 1 Month plus 0.45%), 2/25/47(b)	1,051,336	781
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 2.411%, (ICE LIBOR USD 1 Month plus 0.32%), 11/25/35	832	1
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2, 2.796%, (ICE LIBOR USD 1 Month plus 0.71%), 1/25/35(b)	162,120	158
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 3.081%, (ICE LIBOR USD 1 Month plus 0.99%), 6/25/35(b)	300,000	299
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C, 2.251%, (ICE LIBOR USD 1 Month plus 0.16%), 9/25/36(b)	79,544	48
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C, 2.231%, (ICE LIBOR USD 1 Month plus 0.14%), 10/25/36(b)	74,151	45
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C, 2.341%, (ICE LIBOR USD 1 Month plus 0.25%), 3/25/37(b)	72,522	40
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 2.991%, (ICE LIBOR USD 1 Month plus 0.90%), 7/25/32	7,111	7

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1, 3.666%, (ICE LIBOR USD 1 Month plus 1.58%), 11/25/32(b)	98,448	98
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 3.441%, (ICE LIBOR USD 1 Month plus 1.35%), 2/25/33(b)	38,848	39
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B, 2.251%, (ICE LIBOR USD 1 Month plus 0.16%), (AFC), 9/25/37(b)	732,351	716
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/28 144A	679,519	684
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WCW2, Class M1, 2.841%, (ICE LIBOR USD 1 Month plus 0.75%), 7/25/35(b)	36,654	37
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 2.886%, (ICE LIBOR USD 1 Month plus 0.80%), (AFC), 8/25/35(b)	186,335	184
RAAC Series, Series 2007-RP4, Class A, 2.441%, (ICE LIBOR USD 1 Month plus 0.35%), (AFC), 11/25/46 144A	315,764	284
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3, 2.571%, (ICE LIBOR USD 1 Month plus 0.48%), (AFC), 9/25/35(b)	300,000	300
Residential Asset Mortgage Products, Inc., Series 2006-NC2, Class A2, 2.281%, (ICE LIBOR USD 1 Month plus 0.19%), (AFC), 2/25/36	1,713	2
Residential Asset Securities Corp., Series 2006-EMX1, Class M1, 2.501%, (ICE LIBOR USD 1 Month plus 0.41%), (AFC), 1/25/36(b)	148,921	148
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), (AFC), 1/25/37(b)	222,878	217
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 2.431%, (ICE LIBOR USD 1 Month plus 0.34%), (AFC), 4/25/37(b)	1,600,000	1,498
Rise, Ltd., Series 2014-1, Class A, 4.750%, 2/15/39(l),(p)	448,400	442
Saxon Asset Securities Trust, Series 2006-1, Class M1, 2.556%, (ICE LIBOR USD 1 Month plus 0.47%), (AFC), 3/25/36(b)	400,000	357
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 3.051%, (ICE LIBOR USD 1 Month plus 0.96%), 1/25/36(b)	104,666	79
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 4.700%, (Prime Rate by County United States less 0.05%), 5/16/44 144A	15,115	15
SLM Private Education Loan Trust, Series 2011-B, Class A3, 4.323%, (ICE LIBOR USD 1 Month plus 2.25%), 6/16/42 144A	100,000	103
Soundview Home Loan Trust, Series 2005-3, Class M3, 2.916%, (ICE LIBOR USD 1 Month plus 0.83%), 6/25/35(b)	121,285	120
Soundview Home Loan Trust, Series 2006-2, Class M2, 2.441%, (ICE LIBOR USD 1 Month plus 0.35%), 3/25/36(b)	400,000	385

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-3, Class A3, 2.251%, (ICE LIBOR USD 1 Month plus 0.16%), 11/25/36(b)	280,415	274
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 2.371%, (ICE LIBOR USD 1 Month plus 0.28%), 5/25/36(b)	200,000	190
Soundview Home Loan Trust, Series 2006-OPT3, Class M1, 2.401%, (ICE LIBOR USD 1 Month plus 0.31%), 6/25/36(b)	6,976,696	3,723
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 3.066%, (ICE LIBOR USD 1 Month plus 0.98%), 12/25/35(b)	368,622	368
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 3.066%, (ICE LIBOR USD 1 Month plus 0.98%), 10/25/33(b)	221,362	221
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 2.781%, (ICE LIBOR USD 1 Month plus 0.69%), 6/25/35(b)	32,664	33
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 2.856%, (ICE LIBOR USD 1 Month plus 0.77%), 8/25/35(b)	500,000	477
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 9/25/36(b)	38,162	37
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6, 2.301%, (ICE LIBOR USD 1 Month plus 0.21%), 2/25/37(b)	138,326	136
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 2.261%, (ICE LIBOR USD 1 Month plus 0.17%), 12/25/36(b)	473,371	457
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 2.461%, (ICE LIBOR USD 1 Month plus 0.37%), 4/25/36 144A	82,770	77
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 2.351%, (ICE LIBOR USD 1 Month plus 0.26%), 3/25/36 144A	1,716,779	1,683
Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.375%, (AFC), 11/27/45 144A(e)	373,685	377
Vericrest Opportunity Loan Transferee, Series 2017-NPL4, Class A1, 3.375%, (AFC), 4/25/47 144A(e)	159,271	159
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A, 2.241%, (ICE LIBOR USD 1 Month plus 0.15%), 1/25/37(b)	193,095	158

Total		47,392

Mortgage Securities (7.2%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.998%, (ICE LIBOR USD 6 Month plus 1.50%), (AFC), 9/25/45	3,231	3
Banc of America Funding Trust, Series 2005-H, Class 5A1, 3.745%, (CSTR), 11/20/35(b)	175,104	165
Banc of America Funding Trust, Series 2006-J, Class 4A1, 4.046%, (CSTR), 1/20/47(b)	83,694	80
Banc of America Funding Trust, Series 2007-6, Class A1, 2.381%, (ICE LIBOR USD 1 Month plus 0.29%), 7/25/37(b)	90,704	87

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Banc of America Funding Trust, Series 2007-D, Class 14A, 2.314%, (ICE LIBOR USD 1 Month plus 0.23%), 6/20/47	14,168	14
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.849%, (CSTR), 7/26/36 144A	41,948	38
Barclays Capital LLC, Series 2009-RR5, Class 3A3, 6.067%, (CSTR), 8/26/36 144A	3,115,018	2,186
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.361%, (CSTR), 7/25/34	10,610	11
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.576%, (CSTR), 11/25/36(b)	208,209	187
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	6,199	6
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.712%, (CSTR), 9/25/37	18,790	18
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.830%, (CSTR), 9/25/37(b)	94,981	91
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35(b)	27,024	27
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 2.414%, (ICE LIBOR USD 1 Month plus 0.33%), 11/20/35	8,688	8
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 3.038%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.48%), 1/25/36(b)	23,959	24
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36(b)	265,600	235
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	12,858	13
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13, 6.000%, 2/25/37(b)	152,038	102
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1, 2.591%, (ICE LIBOR USD 1 Month plus 0.50%), 4/25/36(b)	568,741	328
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 3.590%, (CSTR), 5/25/36	19,554	17
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B, 2.274%, (ICE LIBOR USD 1 Month plus 0.19%), 9/20/46(b)	28,117	23
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 2.279%, (ICE LIBOR USD 1 Month plus 0.20%), 12/20/46(b)	44,433	37
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1, 2.294%, (ICE LIBOR USD 1 Month plus 0.21%), 5/20/46(b)	550,106	457
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 2.915%, (CSTR), 7/25/46	407	–	(m)
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 2.294%, (ICE LIBOR USD 1 Month plus 0.21%), 7/20/46	13,820	10
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 2.251%, (ICE LIBOR USD 1 Month plus 0.16%), 12/25/46	7,836	8
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37(b)	305,587	228

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (12.7%)	Shares/ Par	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 2.231%, (ICE LIBOR USD 1 Month plus 0.14%), 4/25/47(b)	49,881	47
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 3.412%, (CSTR), 10/25/35	20,716	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1, 3.862%, (CSTR), 12/20/35	14,250	13
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36(b)	28,691	23
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36(b)	202,216	169
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 2.518%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.96%), 4/25/46	44,030	22
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2, 2.361%, (ICE LIBOR USD 1 Month plus 0.27%), 4/25/46(b)	1,166,797	540
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1, 3.433%, (CSTR), 3/25/37	14,998	14
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.500%, 4/25/33	1,768	2
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3, 5.500%, 12/25/35(b)	624,071	562
EMF-NL BV, Series 2008-APRX, Class A2, 0.471%, (Euribor 3 Month plus 0.80%), 4/17/41 EUR(b),(f)	197,002	219
Eurosail-NL BV, Series 2007-NL2X, Class A, 1.171%, (Euribor 3 Month plus 1.50%), 10/17/40 EUR(b),(f)	126,626	149
Federal National Mortgage Association TBA, 3.000%, 7/12/48	2,000,000	1,937
Federal National Mortgage Association TBA, 3.000%, 8/13/48	10,000,000	9,675
Federal National Mortgage Association TBA, 3.500%, 7/12/48 USD	26,700,000	26,566
Federal National Mortgage Association TBA, 3.500%, 8/13/48	9,300,000	9,242
Federal National Mortgage Association, Series 2003-W6, Class F, 2.310%, (ICE LIBOR USD 1 Month plus 0.35%), 9/25/42(b)	26,944	27
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37(b)	339,568	261
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 3.923%, (CSTR), 9/25/35	10,856	11
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36(b)	143,373	122
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.729%, (CSTR), 1/25/36	3,189	3
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.584%, (CSTR), 3/25/47	15,950	15

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 2.395%, (ICE LIBOR USD 1 Month plus 0.31%), (AFC), 11/19/35	15,374	15
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 2.565%, (ICE LIBOR USD 1 Month plus 0.48%), (AFC), 6/19/35(b)	31,291	31
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.341%, (ICE LIBOR USD 1 Month plus 0.25%), 3/25/35	10,067	9
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A, 2.311%, (ICE LIBOR USD 1 Month plus 0.22%), 11/25/35(b)	1,428,902	1,280
Impac Secured Assets Trust, Series 2007-1, Class A2, 2.251%, (ICE LIBOR USD 1 Month plus 0.16%), (AFC), 3/25/37(b)	133,132	121
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 3.703%, (CSTR), 10/25/34(b)	32,487	33
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 2.571%, (ICE LIBOR USD 1 Month plus 0.48%), (AFC), 7/25/35	2,832	3
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.391%, (ICE LIBOR USD 1 Month plus 0.30%), 7/25/35	16,192	15
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.634%, (CSTR), 10/25/35	15,431	14
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.853%, (CSTR), 7/25/35	15,937	16
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 3.702%, (CSTR), 6/25/37(b)	92,700	83
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 2.130%, (ICE LIBOR USD 1 Month plus 0.17%), 2/25/37	9,357	9
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 2.471%, (ICE LIBOR USD 1 Month plus 0.38%), 8/25/35(b)	35,753	36
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 3.388%, (CSTR), 12/25/35(b)	283,628	262
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 3.596%, (CSTR), 2/25/36	8,141	8
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.800%, (CSTR), 5/25/36(b)	25,513	24
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 3.950%, (CSTR), 7/25/35(b)	89,978	82
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 2.361%, (ICE LIBOR USD 1 Month plus 0.27%), 9/25/35	228	–	(m)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 4.463%, (CSTR), 8/25/35	12,345	12
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 2.815%, (ICE LIBOR USD 1 Month plus 0.13%), 2/26/37 144A	1,249,999	1,251
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 4.049%, (CSTR), 3/25/35(b)	184,335	173

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (12.7%)	Shares/ $ Par	Value $ (000’s)
Mortgage Securities continued
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 2.281%, (ICE LIBOR USD 1 Month plus 0.19%), 8/25/36	14,713	14
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 2.281%, (ICE LIBOR USD 1 Month plus 0.19%), 9/25/36(b)	31,255	29
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 2.231%, (ICE LIBOR USD 1 Month plus 0.14%), 1/25/37(b)	27,678	26
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/37(b)	3,820,368	2,127
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 2.411%, (ICE LIBOR USD 1 Month plus 0.32%), 10/25/35(b)	85,393	83
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 2.612%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.48%), 2/25/36(b)	680,081	652
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 2.271%, (ICE LIBOR USD 1 Month plus 0.18%), (AFC), 7/25/46(b)	300,332	275
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.441%, (ICE LIBOR USD 1 Month plus 0.35%), 2/25/35(b)	27,330	27
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 2.741%, (ICE LIBOR USD 1 Month plus 0.65%), 12/25/35	21,790	18
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 3.425%, (CSTR, AFC), 2/25/33	1,706	2
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3, 3.405%, (CSTR), 10/25/36(b)	33,701	31
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 3.395%, (CSTR), 3/25/36(b)	334,661	316
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1, 3.358%, (CSTR), 8/25/36	16,423	16
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 3.389%, (CSTR), 2/25/37	5,561	5
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 2.258%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.70%), 4/25/47(b)	500,765	417
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 4.260%, (CSTR), 7/25/37(b)	78,736	73
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 3.285%, (CSTR), 3/25/35(b)	27,076	27
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 3.913%, (CSTR), 7/25/36(b)	197,875	200
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 4.181%, (CSTR), 4/25/36(b)	109,674	104

Structured Products (12.7%)	Shares/ Par	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3, 3.881%, (CSTR), 4/25/36	2,486	3
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81, 6.000%, 8/25/37(b)	134,474	134
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 3.713%, (CSTR), 11/25/37(b)	77,714	74

Total		62,170

Total Structured Products (Cost: $105,602)		109,562

Bank Loan Obligations (2.9%)
Bank Loan Obligations (2.9%)
Avolon TLB Borrower 1 LLC, 1.000%, 1/15/25	2,084,997	2,059
CenturyLink, Inc., 4.076%, 1/31/25	1,890,500	1,850
Charter Communications Operating LLC, 1.000%, 4/30/25	3,503,007	3,497
Chesapeake Energy Corp., 8.817%, 8/23/21	700,000	730
CHS / Community Health Systems, Inc., 4.065%, 12/31/19	2,245,299	2,214
CommScope, Inc., 3.810%, 12/29/22	141,800	142
Dell International LLC, 1.000%, 9/7/23	1,546,920	1,539
Grifols SA, 3.561%, 1/31/25	691,250	691
Hilton Worldwide Finance LLC, 3.324%, 10/25/23	1,228,041	1,227
INEOS Finance PLC, 1.000%, 3/31/24 EUR(f)	3,482,500	4,019
Las Vegas Sands LLC, 1.000%, 3/27/25	680,036	675
Sigma Bidco BV, 1.000%, 3/6/25 EUR(f)	1,600,000	1,828
Techem GmbH, 1.000%, 10/2/24 EUR(f)	3,060,000	3,562
Valeant Pharmaceuticals International, Inc., 1.000%, 6/2/25	405,637	404
Ziggo Secured Finance BV, 3.000%, 4/15/25 EUR(f)	1,000,000	1,147

Total Bank Loan Obligations (Cost: $26,167)		25,584

Short-Term Investments (15.2%)
Commercial Paper (0.3%)
Credit Suisse AG, 2.722%, (1 Month LIBOR plus 0.62%), 9/28/18(b)	2,600,000	2,602

Total		2,602

Governments (1.5%)
Argentine Republic, 0.000%, 8/15/18 ARS(f)	39,560,000	1,298
Argentine Republic, 0.000%, 9/14/18(b)	19,120,000	802
Argentine Republic, 0.000%, 9/28/18(b)	3,800,000	3,761
Argentine Republic, 0.000%, 10/12/18(b)	800,000	791
Argentine Republic, 0.000%, 10/26/18(b)	1,050,000	1,036
Argentine Republic, 0.000%, 11/16/18(b)	500,000	491
Argentine Republic, 0.000%, 4/26/19(b)	500,000	485
Argentine Republic, 0.000%, 10/17/18 ARS(f)	390,000	12
Hellenic Republic Treasury Bill, 0.000%, 8/3/18 EUR(b),(f)	1,400,000	1,634

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Short-Term Investments (15.2%)	Shares/ Par	Value $ (000’s)
Governments continued
Hellenic Republic Treasury Bill, 0.000%, 10/5/18 EUR(b),(f)	900,000	1,048
Hellenic Republic Treasury Bill, 0.000%, 3/15/19 EUR(b),(f)	1,400,000	1,622

Total		12,980

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#,(b)	4,238,547	4,239

Total		4,239

Short-Term Investments (15.2%)	Shares/ $ Par	Value $ (000’s)
Repurchase Agreements (12.9%)
JP Morgan repurchase (Purchased 6/29/18, to be repurchased at $112,020,627, collateralized by US Treasury, 2.625%, due 6/15/21, par and fair value of $114,140,000 and $114,114,459,respectively), 1.930%, 7/5/18(k)	112,000,000	112,000

Total		112,000

Total Short-Term Investments (Cost: $133,078)		131,821

Total Investments (104.5%) (Cost: $916,048)(a)		904,096

Other Assets, Less Liabilities (-4.5%)		(39,220)

Net Assets (100.0%)		864,876

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $184,173 representing 21.3% of the net assets.

AFC — Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.

GO — General Obligation

RB — Revenue Bond

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican New Peso

RUB — Russian Ruble

TRY — Turkish Lira

TWD — New Taiwan Dollar

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $914,326 and the net unrealized depreciation of investments based on that cost was $12,720 which is comprised of $21,196 aggregate gross unrealized appreciation and $33,916 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)

All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Call Options Strike @ EUR 162.50 on Euro-Bund Future	Short	EUR	3,600	36	8/18	46	$(25)
Call Options Strike @ EUR 165.50 on Euro-Bund Future	Short	EUR	3,500	35	8/18	9	9
Euro-Bobl Future	Long	EUR	3,300	33	9/18	5,093	$23

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Futures (continued)

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Euro-Buxl Future	Long	EUR	1,400	14	9/18	2,905	$71
Euro-Schatz Future	Long	EUR	5,900	59	9/18	7,723	6
Five-Year US Treasury Note Future	Long	USD	38,900	389	9/18	44,197	72
Put Options Strike @ EUR 157.00 on Euro-Bund Future	Short	EUR	3,600	36	8/18	2	22
Put Options Strike @ EUR 158.50 on Euro-Bund Future	Short	EUR	3,500	35	8/18	5	20
Ten-Year US Treasury Note Future	Long	USD	15,500	155	9/18	18,629	82
Two-Year US Treasury Note Future	Long	USD	250,00	1,250	9/18	264,785	225
Ultra Long Term US Treasury Bond Future	Long	USD	4,900	49	9/18	7,819	151

(c)	PIK - Payment In Kind. PIK rates of IHO Verwaltungs GmbH 4.500%, Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%, QGOG Constellation SA 9.500%

(d)	Defaulted Security

(e)

Step bond security. Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1 steps up to 7.375% on 12/25/18 and 8.375% on 12/25/19. Vericrest Opportunity Loan Transferee, Series 2017-NPL4, Class A1 steps up to 6.375% on 4/25/20 and 7.375% on 4/25/21.

(f)	Foreign Bond—par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA NA	ARS	36,136	1,229	7/18	$—	$(156)	$(156)
Buy	HSBC Bank USA NA	ARS	470	15	10/18	—	(1)	(1)
Sell	HSBC Bank USA NA	ARS	36,136	1,229	7/18	479	—	479
Sell	BNP Paribas	ARS	39,560	1,308	8/18	529	—	529
Buy	Bank of America NA	AUD	2,721	2,014	7/18	5	—	5
Sell	Bank of America NA	AUD	2,721	2,014	7/18	36	—	36
Sell	Bank of America NA	AUD	2,721	2,014	8/18	—	(5)	(5)
Buy	Bank of America NA	BRL	6,724	1,735	7/18	—	(9)	(9)
Buy	HSBC Bank USA NA	BRL	6,724	1,735	7/18	—	(71)	(71)
Buy	Bank of America NA	BRL	6,724	1,729	8/18	—	(45)	(45)
Sell	Bank of America NA	BRL	6,724	1,735	7/18	43	—	43
Sell	HSBC Bank USA NA	BRL	6,724	1,735	7/18	9	—	9
Buy	HSBC Bank USA NA	CAD	7,717	5,870	7/18	70	—	70
Sell	BNP Paribas	CAD	7,717	5,870	7/18	66	—	66
Sell	HSBC Bank USA NA	CAD	7,717	5,873	8/18	—	(70)	(70)
Buy	Bank of America NA	EUR	499	583	7/18	—	(5)	(5)
Buy	BNP Paribas	EUR	107,760	125,843	7/18	463	—	463
Buy	Goldman Sachs International	EUR	653	763	7/18	2	—	2
Buy	UBS AG	EUR	4,503	5,259	7/18	—	(31)	(31)
Sell	UBS AG	EUR	113,415	132,447	7/18	—	(1,055)	(1,055)
Sell	BNP Paribas	EUR	107,760	126,116	8/18	—	(457)	(457)
Sell	Royal Bank of Canada	EUR	1,395	1,632	8/18	118	—	118
Sell	Bank of America NA	EUR	700	823	10/18	50	—	50
Sell	Royal Bank of Scotland PLC	EUR	199	234	10/18	13	—	13
Sell	HSBC Bank USA NA	EUR	1,284	1,530	3/19	106	—	106
Sell	UBS AG	EUR	99	118	3/19	8	—	8
Buy	UBS AG	GBP	35,628	47,020	7/18	—	(89)	(89)
Sell	Bank of America NA	GBP	35,628	47,020	7/18	551	—	551
Sell	UBS AG	GBP	35,628	47,084	8/18	92	—	92
Sell	Goldman Sachs International	JPY	29,700	268	7/18	3	—	3

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Forward foreign currency contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG	MXN	79,160	3,952	8/18	$—	$(161)	$(161)
Buy	JP Morgan Chase Bank NA	RUB	238,479	3,795	7/18	62	—	62
Buy	Bank of America NA	RUB	93,870	1,486	8/18	—	(13)	(13)
Buy	BNP Paribas	RUB	18,771	297	8/18	—	(3)	(3)
Buy	Goldman Sachs International	RUB	156,645	2,481	8/18	—	(22)	(22)
Buy	HSBC Bank USA NA	RUB	270,494	4,284	8/18	6	—	6
Sell	HSBC Bank USA NA	RUB	238,479	3,795	7/18	—	(11)	(11)
Sell	Bank of America NA	RUB	534,298	8,462	8/18	51	—	51
Buy	Royal Bank of Scotland PLC	TRY	17,639	3,769	8/18	—	(242)	(242)
Sell	Barclays Bank PLC	TWD	131,342	4,332	9/18	—	(8)	(8)

						$2,762	$(2,454)	$308

(i)	Written options outstanding on June 30, 2018.

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — Ten-Year US Treasury Note Future	Merrill Lynch Capital Services	USD	73	$120.500	7/18	73	$(24)
Put — US Ten Year Treasury Note Future	Merrill Lynch Capital Services	USD	73	119.000	7/18	73	(7)

(Premiums Received $40)							$(31)

(j)	Swap agreements outstanding on June 30, 2018.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Federative Republic of Brazil	Goldman Sachs International	1.000%	6/23	2.683%	USD	1,600	$(86)	$(32)	$(118)
Federative Republic of Brazil	HSBC Bank USA NA	1.000%	6/23	0.850%	USD	800	(50)	(9)	(59)
Novo Banco	Morgan Stanley Capital Services	5.000%	12/21	8.955%	EUR	100	(18)	13	(5)
Park Aerospace Holdings, Ltd.(l)	UBS AG	5.000%	7/20	0.498%	USD	200	9	(1)	7
Republic of Argentina	HSBC Bank USA NA	5.000%	12/18	2.707%	USD	400	3	1	4
Republic of Brazil	Barclays Bank PLC	1.000%	6/22	2.295%	USD	100	(5)	– (m)	(5)
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	1.688%	USD	9,500	(73)	(295)	(368)
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.850%	USD	1,100	(15)	22	7
Republic of South Africa	Barclays Bank PLC	1.000%	6/24	2.398%	USD	4,600	(292)	(41)	(332)
Russian Federation	Goldman Sachs International	1.000%	9/20	0.956%	USD	400	(19)	20	– (m)
Russian Federation	Goldman Sachs International	1.000%	9/20	0.956%	USD	900	(39)	40	1
Russian Federation	Goldman Sachs International	1.000%	6/22	1.211%	USD	2,100	(49)	32	(16)
Russian Federation	HSBC Bank USA NA	1.000%	6/21	1.048%	USD	4,200	(179)	174	(6)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation	JP Morgan Chase Bank NA	1.000%	9/20	0.956%	USD	1,500	$(73)	$74	$1
Unicredit SPA	JP Morgan Chase Bank NA	1.000%	12/22	3.173%	EUR	900	(52)	(44)	(96)
United Mexican States	BNP Paribas	1.000%	12/22	1.215%	USD	1,500	(44)	31	(13)
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/22	1.215%	USD	3,800	(116)	82	(34)

							$(1,098)	$67	$(1,032)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
3-Month USD-LIBOR	3.000%	5/28	14,500	USD	$—	$43	$43

					$—	$43	$43

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
6-Month Euribor	1.250%	12/28	8,800	EUR	$(150)	$(124)	$(274)
6-Month Euribor	1.250%	9/28	3,700	EUR	(57)	(81)	(138)
6-Month GBP-LIBOR	1.750%	9/48	2,200	GBP	(115)	27	(88)
6-Month GBP-LIBOR	1.500%	9/28	3,900	GBP	87	(63)	24
6-Month JPY-LIBOR	0.450%	3/29	1,280,000	JPY	(65)	(60)	(125)

					$(300)	$(301)	$(601)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value(000’s)
Ally Financial, Inc.	5.000%	6/22	1.065%	1,300	USD	$202	$(11)	$191
Berkshire Hathaway, Inc.	1.000%	12/22	0.540%	800	USD	15	1	16
Ford Motor Co.	5.000%	12/23	1.556%	200	USD	40	(6)	34
Ford Motor Co.	5.000%	6/23	1.374%	3,800	USD	650	(23)	627
Ford Motor Credit Co.	5.000%	12/22	1.001%	200	USD	34	– (m)	34
Marks & Spencer PLC	1.000%	12/22	1.300%	2,900	EUR	(35)	(6)	(41)
Navient Corp.	5.000%	12/22	2.676%	100	USD	9	– (m)	9
Navient Corp.	5.000%	12/21	1.998%	650	USD	65	(1)	64
Novo Banco SA	5.000%	12/21	8.955%	600	EUR	(103)	60	(43)
Telefonica Emisiones SAU	1.000%	6/23	1.056%	3,000	EUR	50	(58)	(8)
Telefonica Emisiones SAU	1.000%	12/22	0.957%	1,500	EUR	24	(19)	5
Volkswagen International Finance NV	1.000%	6/23	1.003%	1,200	EUR	29	(29)	– (m)

						$980	$(92)	$888

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value(000’s)
Markit CDX Emerging Markets	1.000%	6/23	1.900%	91,800	USD	$(2,230)	$(1,458)	$(3,688)
Markit CDX North America High Yield	5.000%	6/23	3.594%	40,100	USD	2,364	(60)	2,304
Markit CDX North America Investment Grade	1.000%	6/23	0.670%	42,400	USD	676	(49)	627
Markit Roll CDX	1.000%	12/22	1.688%	6,499	USD	(65)	(119)	(184)

						$745	$(1,686)	$(941)

(k)	Cash or securities with an aggregate value of $235,156 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2018.

(l)	Security valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

(p)	Restricted securities (excluding 144A issues) on June 30, 2018.

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Sberbank of Russia Via SB Capital SA	4.150%	3/6/19	1/16/18	$502	$500	0.058%
Rise, Ltd., Series 2014-1, Class A	4.750%	2/15/39	2/21/14	450	442	0.051%

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000’s)
Altice SA	Barclays Bank PLC	(0.350)%	3/1/2018	Open	$1,600	$1,465
Mallinckrodt International Finance SA	Deutsche Bank AG	(4.000)%	5/16/2018	Open	700	544

						$2,009

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Bank Loan Obligations	$—	$25,584	$—
Municipal Bonds	—	12,871	—
Corporate Bonds	—	443,483	—
Governments	—	180,775	—
Structured Products
Asset Backed Securities	—	46,950	442
All Others	—	62,170	—
Short-Term Investments	—	—	—
Money Market Funds	4,239	—	—
All Others	—	127,582	—
Other Financial Instruments^
Futures	681	—	—
Forward Currency Contracts	—	2,762	—
Interest Rate Swaps	—	67	—
Credit Default Swaps	—	3,924	7

Total Assets:	$4,920	$906,168	$449

Liabilities:
Other Financial Instruments^
Futures	(25)	—	—
Forward Currency Contracts	—	(2,454)	—
Written Options	—	(31)	—
Interest Rate Swaps	—	(625)	—
Credit Default Swaps	—	(5,016)	—
Reverse Repurchase Agreements	—	(2,009)	—

Total Liabilities:	$(25)	$(10,160)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

For the period ended June 30, 2018, there was a transfer from Level 3 to Level 2 in the amount of $1,570 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for securities that were previously priced by a third-party vendor utilizing a broker quote.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Balanced Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Investment Grade Segment includes bonds of companies and governments headquarteed outside the United States.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical

Balanced Portfolio

Balanced Portfolio (unaudited)

expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,008.14	$ 0.30
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$ 0.30

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Investment Companies (94.0%)	Shares/ $ Par	Value $ (000’s)
Domestic Equity (39.0%)
iShares Core S&P Mid-Cap ETF	141,000	27,464
iShares Russell 2000 ETF	84,800	13,888
iShares Russell Mid-Cap ETF	3,100	658
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio(q)	41,250,059	70,084
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio(q)	38,252,927	70,997
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio(q)	26,345,654	73,952
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio(q)	46,112,490	154,246
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio(q)	58,558,692	71,969
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio(q)	36,295,669	72,483
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio(q)	67,476,618	70,581
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio(q)	26,808,676	99,567
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio(q)	51,428,675	93,497
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio(q)	7,249,310	22,647
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio(q)	12,863,556	33,741

Total		875,774

Fixed Income (46.5%)
iShares Core U.S. Aggregate Bond ETF	254,600	27,069
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio(q)	186,728,658	138,739
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio(q)	709,515,699	876,962

Total		1,042,770

Foreign Equity (8.5%)
iShares MSCI EAFE ETF	57,079	3,823
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio(q)	1,780,409	1,764
Northwestern Mutual Series Fund, Inc., International Equity Portfolio(q)	20,719,526	38,518
Northwestern Mutual Series Fund, Inc., International Growth Portfolio(q)	25,710,587	40,751
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio(q)	102,433,714	104,994

Total		189,850

Total Investment Companies (Cost: $1,953,926)		2,108,394

Short-Term Investments (6.0%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper (4.6%)
Apple, Inc., 0.000%, 9/27/18 144A	5,000,000	4,974
General Mills, Inc., 0.000%, 7/2/18 144A	1,805,000	1,805
General Mills, Inc., 0.000%, 7/13/18 144A	10,000,000	9,991
Mondelez International, Inc., 0.000%, 7/11/18 144A	2,600,000	2,598
Mondelez International, Inc., 0.000%, 8/14/18 144A	8,000,000	7,975
Pfizer, Inc., 0.000%, 8/20/18 144A	2,000,000	1,994
Pfizer, Inc., 0.000%, 9/4/18 144A	5,000,000	4,981
Pfizer, Inc., 0.000%, 9/6/18 144A	3,000,000	2,988
Pfizer, Inc., 0.000%, 9/10/18 144A	5,000,000	4,979
Roche Holdings, Inc., 0.000%, 7/24/18 144A	5,000,000	4,993
Roche Holdings, Inc., 0.000%, 9/17/18 144A	5,000,000	4,977
Societe Generale SA, 0.000%, 8/16/18 144A	6,000,000	5,984
Societe Generale SA, 0.000%, 8/29/18 144A	4,000,000	3,986
The Southern Co., 0.000%, 7/17/18 144A	10,000,000	9,988
United Parcel Service, Inc., 0.000%, 7/2/18 144A	5,500,000	5,499
United Parcel Service, Inc., 0.000%, 9/4/18 144A	4,500,000	4,483
Walgreens Boots Alliance, Inc., 0.000%, 7/20/18 144A	5,000,000	4,993
Walgreens Boots Alliance, Inc., 0.000%, 8/8/18 144A	1,300,000	1,296
Walmart, Inc., 0.000%, 7/12/18 144A	5,000,000	4,996
The Walt Disney Co., 0.000%, 8/27/18 144A	4,000,000	3,987
The Walt Disney Co., 0.000%, 10/9/18 144A	6,000,000	5,963

Total		103,430

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	19,850,974	19,851

Total		19,851

US Government & Agencies (0.5%)
Federal Home Loan Bank, 0.000%, 7/3/18	3,000,000	3,000
Federal Home Loan Bank, 0.000%, 7/10/18	5,000,000	4,998
Federal Home Loan Bank, 0.000%, 10/18/18(b)	3,000,000	2,982

Total		10,980

Total Short-Term Investments (Cost: $134,274)		134,261

Total Investments (100.0%) (Cost: $2,088,200)(a)		2,242,655

Other Assets, Less Liabilities (0.0%)		(116)

Net Assets (100.0%)		2,242,539

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $103,430 representing 4.6% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,088,200 and the net unrealized appreciation of investments based on that cost was $153,701 which is comprised of $169,931 aggregate gross unrealized appreciation and $16,230 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 500 Future	Long	USD	$11	225	9/18	$30,618	$(754)

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Investment Companies	$2,108,394	$—	$—
Short-Term Investments
Money Market Funds	19,851	—	—
All Others	—	114,410	—

Total Assets:	$2,128,245	$114,410	$—

Liabilities:
Other Financial Instruments^
Futures	$(754)	$—	$—

Total Liabilities:	$(754)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Asset Allocation Portfolio (unaudited)

Sector Allocation 6/30/18

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Currently, interest rates remain at historically low levels on a relative basis, although the U.S. federal funds rate has been subject to modest increases over the course of the last two years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and

Asset Allocation Portfolio

Asset Allocation Portfolio (unaudited)

an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018*
Actual	$1,000.00	$1,014.08	$ 0.45
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$ 0.45

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Investment Companies (93.6%)	Shares/ $ Par	Value $ (000’s)
Domestic Equity (49.7%)
iShares Core S&P Mid-Cap ETF	20,800	4,051
iShares Russell 2000 ETF	13,000	2,129
iShares Russell Mid-Cap ETF	3,500	743
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio(q)	6,134,184	10,422
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio(q)	5,690,433	10,562
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio(q)	3,866,168	10,852
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio(q)	6,854,039	22,927
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio(q)	9,798,846	12,043
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio(q)	6,072,720	12,127
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio(q)	10,025,991	10,487
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio(q)	3,902,088	14,492
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio(q)	7,435,490	13,518
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio(q)	1,727,121	5,396
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio(q)	2,622,285	6,878

Total		136,627

Fixed Income (31.3%)
iShares Core U.S. Aggregate Bond ETF	27,250	2,897
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio(q)	29,879,203	22,201
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio(q)	49,221,787	60,838

Total		85,936

Foreign Equity (12.6%)
iShares MSCI EAFE ETF	8,197	549
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio(q)	437,416	433
Northwestern Mutual Series Fund, Inc., International Equity Portfolio(q)	4,124,536	7,667
Northwestern Mutual Series Fund, Inc., International Growth Portfolio(q)	5,076,800	8,047
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio(q)	17,630,800	18,072

Total		34,768

Total Investment Companies (Cost: $231,079)		257,331

Short-Term Investments (6.3%)	Shares/ $ Par	Value $ (000’s)
Commercial Paper (3.6%)
Apple, Inc., 0.000%, 9/27/18 144A	1,000,000	995
General Mills, Inc., 0.000%, 7/13/18 144A	1,000,000	999
Mondelez International, Inc., 0.000%, 7/11/18 144A	500,000	499
Mondelez International, Inc., 0.000%, 8/28/18 144A	500,000	498
Pfizer, Inc., 0.000%, 9/4/18 144A	500,000	498
Pfizer, Inc., 0.000%, 9/10/18 144A	500,000	498
Roche Holdings, Inc., 0.000%, 7/24/18 144A	500,000	499
Roche Holdings, Inc., 0.000%, 9/17/18 144A	500,000	498
The Southern Co., 0.000%, 7/17/18 144A	1,000,000	999
United Parcel Service, Inc., 0.000%, 7/9/18 144A	500,000	500
United Parcel Service, Inc., 0.000%, 8/2/18 144A	500,000	499
Walgreens Boots Alliance, Inc., 0.000%, 7/20/18 144A	500,000	499
Walgreens Boots Alliance, Inc., 0.000%, 8/8/18 144A	500,000	499
Walmart, Inc., 0.000%, 7/9/18 144A	500,000	500
Walmart, Inc., 0.000%, 7/16/18 144A	500,000	499
The Walt Disney Co., 0.000%, 8/27/18 144A	1,000,000	997

Total		9,976

Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.820%#	4,438,671	4,439

Total		4,439

US Government & Agencies (1.1%)
Federal Home Loan Bank, 0.000%, 7/3/18	1,000,000	1,000
Federal Home Loan Bank, 0.000%, 7/10/18	1,000,000	999
Federal Home Loan Bank, 0.000%, 10/18/18(b)	1,000,000	994

Total		2,993

Total Short-Term Investments (Cost: $17,409)		17,408

Total Investments (99.9%) (Cost: $248,488)(a)		274,739

Other Assets, Less Liabilities (0.1%)		251

Net Assets (100.0%)		274,990

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

#	7-day yield as of June 30, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the value of these securities (in thousands) was $9,976 representing 3.6% of the net assets.

(a)

At June 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $248,488 and the net unrealized appreciation of investments based on that cost was $26,120 which is comprised of $27,324 aggregate gross unrealized appreciation and $1,204 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 500 Future	Long	USD	$2	39	9/18	$5,307	$(131)

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2018. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$257,331	$—	$—
Short-Term Investments
Money Market Funds	4,439	—	—
All Others	—	12,969	—

Total Assets:	$261,770	$12,969	$—

Liabilities:
Other Financial Instruments^
Futures	$(131)	$—	$—

Total Liabilities:	$(131)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2018 (Amounts in thousands; unaudited)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$1,016,683	$939,292	$584,139	$169,454	$3,272,342
Cash	—	—	1	—	18
Foreign Currency, at Value (4)	—	—	—	—	—
Receivable for Portfolio Shares Sold	18	101	14	—	822
Receivable for Investment Securities Sold	1,501	—	15,471	—	3,412
Futures Variation Margin	—	—	—	—	31
Outstanding Swap Contracts, at Value (8)	—	—	—	—	—
Receivable for Foreign Currency	—	—	—	—	—
Prepaid Expenses and Other Assets	6	8	7	3	25
Dividends and Interest Receivable	21	873	618	164	2,671

Total Assets	1,018,229	940,274	600,250	169,621	3,279,321

Liabilities
Payable for Portfolio Shares Redeemed	213	199	233	3	457
Payable for Investment Securities Purchased	—	—	17,356	173	1,595
Contingent Liability	—	—	—	—	—
Payable to Custodian	—	—	—	—	—
Payable for Foreign Currency	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	342	483	204	106	524
Compliance Fees Payable	2	2	1	1	3
Accrued Expenses	41	47	35	26	117

Total Liabilities	598	731	17,829	309	2,696

Net Assets	$1,017,631	$939,543	$582,421	$169,312	$3,276,625

Represented By:
Aggregate Paid in Capital (10) (11)	$593,369	$619,750	$343,988	$113,574	$1,399,671
Undistributed Net Investment Income (Loss)	10,303	9,450	12,302	2,336	81,070
Undistributed Accumulated Net Realized Gain (Loss)	149,398	61,490	185,301	17,315	50,989
Net Unrealized Appreciation (Depreciation)	264,561	248,853	40,830	36,087	1,744,895

Net Assets for Shares Outstanding (10) (11)	$1,017,631	$939,543	$582,421	$169,312	$3,276,625

Net Asset Value, Offering and Redemption Price per Share	$3.34	$2.81	$2.00	$1.23	$5.05

(1) Unaffiliated Investments, at Cost	$752,122	$690,439	$543,309	$133,367	$1,526,466
(4) Foreign Currency, at Cost	—	—	—	—	—
(10) Shares Outstanding	304,243	334,726	291,566	137,717	648,642
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$191,647	$815,996	$804,278	$1,121,886	$920,403	$536,521	$644,598	$252,527	$654,349
—	—	—	—	—	—	—	—	2
—	—	88	—	—	—	—	—	—
2	90	191	192	166	45	134	177	23
544	—	922	923	5,862	1,696	8,424	248	2,774
—	—	—	—	18	—	—	—	—
—	—	—	—	—	—	—	43	—
33	—	—	—	—	71	—	—	—
12	5	4	10	11	9	7	13	7
347	1,326	1,740	523	856	806	214	247	404

192,585	817,417	807,223	1,123,534	927,316	539,148	653,377	253,255	657,559

45	115	249	280	205	71	166	16	137
876	2,699	529	2,077	3,113	2,954	3,273	582	8,302
—	—	1,312	—	—	—	—	—	—
5	—	—	—	—	—	—	—	—
25	—	—	—	—	60	—	—	—
780	—	—	—	—	858	—	232	—
107	351	396	490	175	319	291	50	454
1	2	2	2	2	2	1	1	1
30	41	54	47	65	58	49	58	54

1,869	3,208	2,542	2,896	3,560	4,322	3,780	939	8,948

$190,716	$814,209	$804,681	$1,120,638	$923,756	$534,826	$649,597	$252,316	$648,611

$156,863	$526,358	$566,768	$808,075	$564,565	$411,607	$388,311	$173,166	$347,740
5,408	22,231	25,606	2,922	16,150	13,017	405	4,664	5,096
17,714	45,523	86,498	194,678	101,430	70,229	116,591	22,676	97,158
10,731	220,097	125,809	114,963	241,611	39,973	144,290	51,810	198,617

$190,716	$814,209	$804,681	$1,120,638	$923,756	$534,826	$649,597	$252,316	$648,611

$1.05	$1.70	$1.86	$3.71	$2.18	$1.82	$3.12	$1.58	$2.62

$180,923	$595,900	$678,468	$1,006,924	$678,334	$496,559	$500,307	$200,760	$455,733
—	—	88	—	—	—	—	—	—
182,255	479,300	433,508	301,712	423,794	294,160	207,908	159,361	247,276
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2018 (Amounts in thousands; unaudited)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$680,650	$639,204	$1,824,680	$651,814	$271,249
Affiliated Investments, at Value (2)	—	—	—	—	—
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	139,000
Cash	29	—	—	—	—
Foreign Currency, at Value (4)	303	265	145	290	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	96	88	286	188	117
Receivable for Investment Securities Sold	81	5,490	993	624	5,000
Receivable for Financing Transactions	—	—	—	—	—
Futures / Cleared Swaps Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value (8)	—	—	—	—	—
Receivable for Foreign Currency	—	1	—	—	—
Prepaid Expenses and Other Assets	14	7	15	2	11
Dividends and Interest Receivable	2,303	2,816	6,318	1,818	193

Total Assets	683,476	647,871	1,832,437	654,736	415,570

Liabilities
Payable for Portfolio Shares Redeemed	146	70	335	175	399
Payable for Investment Securities Purchased	278	6,588	—	3,646	—
Payable for Financing Transactions	—	—	—	—	—
Futures / Cleared Swaps Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value (6)	—	—	—	—	—
Securities Sold Short, at Value (7)	—	—	—	—	—
Payable for Reverse Repurchase Agreements	—	—	—	—	—
Outstanding Swap Contracts, at Value (9)	—	—	—	—	—
Payable for Foreign Currency	1	2	—	1	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	342	389	781	526	104
Compliance Fees Payable	2	2	2	2	1
Deferred Income for Financing Transactions	—	—	—	—	—
Accrued Expenses	84	99	174	154	41

Total Liabilities	853	7,150	1,292	4,504	545

Net Assets	$682,623	$640,721	$1,831,145	$650,232	$415,025

Represented By:
Aggregate Paid in Capital (10) (11)	$559,781	$532,285	$1,533,960	$624,043	$415,025
Undistributed Net Investment Income (Loss)	16,694	20,206	78,552	15,272	—
Undistributed Accumulated Net Realized Gain (Loss)	(7,158)	11,411	58,086	(11,741)	—
Net Unrealized Appreciation (Depreciation)	113,306	76,819	160,547	22,658	—

Net Assets for Shares Outstanding (10) (11)	$682,623	$640,721	$1,831,145	$650,232	$415,025

Net Asset Value, Offering and Redemption Price per Share	$1.59	$1.02	$1.86	$0.99	$1.00

(1) Unaffiliated Investments, at Cost	$567,336	$562,218	$1,664,052	$628,458	$271,249
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	139,000
(4) Foreign Currency, at Cost	302	265	145	290	—
(6) Premiums Received on Options Written	—	—	—	—	—
(7) Proceeds Received from Short Sales	—	—	—	—	—
(8) Premiums Paid on Swap Contracts	—	—	—	—	—
(9) Premiums Received on Swap Contracts	—	—	—	—	—
(10) Shares Outstanding	430,615	625,125	985,145	655,817	415,023
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	3,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$301,370	$3,302,126	$129,485	$360,064	$793,610	$792,096	$207,163	$27,777
—	—	—	—	—	—	2,035,492	246,962
—	—	—	—	—	112,000	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	548	—	—
—	—	1,335	—	—	8,766	—	—
48	441	42	254	67	431	191	307
216	584,091	12,929	—	581	23,243	—	—
—	—	100,162	—	—	—	—	—
3	—	17	12	—	49	24	4
—	—	—	1,741	—	22	—	—
—	—	—	57	—	2,782	—	—
3	16	1	3	11	13	8	4
1,459	15,974	888	1,647	12,662	10,239	127	20

303,099	3,902,648	244,859	363,778	806,931	950,189	2,243,005	275,074

273	436	10	128	315	203	326	43
2,146	863,816	16,162	3,495	3,798	72,400	—	—
—	—	100,169	—	—	—	—	—
8	—	1	8	—	171	—	—
—	—	5	—	—	31	—	—
—	—	3,646	—	—	—	—	—
—	—	11,913	—	—	2,009	—	—
—	—	—	3,067	—	1,053	—	—
—	—	—	—	—	2,474	—	—
4	—	1,228	1,541	—	6,388	—	—
82	730	22	144	277	495	93	11
1	3	1	1	2	2	2	1
—	—	1	—	—	—	—	—
54	108	42	57	66	87	45	29

2,568	865,093	133,200	8,441	4,458	85,313	466	84

$300,531	$3,037,555	$111,659	$355,337	$802,473	$864,876	$2,242,539	$274,990

$298,541	$3,037,255	$116,113	$356,563	$754,980	$852,675	$1,951,006	$231,213
7,521	104,662	3,679	12,215	65,697	39,825	53,582	5,455
(3,132)	(55,948)	(5,298)	(4,061)	(4,529)	(14,782)	84,250	12,202
(2,399)	(48,414)	(2,835)	(9,380)	(13,675)	(12,842)	153,701	26,120

$300,531	$3,037,555	$111,659	$355,337	$802,473	$864,876	$2,242,539	$274,990

$1.03	$1.24	$1.04	$1.10	$0.74	$1.07	$1.49	$1.22

$303,804	$3,350,540	$133,229	$367,925	$807,286	$804,048	$207,004	$27,704
—	—	—	—	—	—	1,881,196	220,784
—	—	—	—	—	112,000	—	—
—	—	—	—	—	747	—	—
—	—	8	—	—	40	—	—
—	—	3,637	—	—	—	—	—
—	—	428	1	—	4,257	—	—
—	—	(27)	—	—	3,930	—	—
290,495	2,458,201	107,101	322,037	1,079,339	805,784	1,508,596	224,690
2,000,000	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2018 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest (1)	$96	$87	$19	$113	$360	$18
Unaffiliated Dividends (1)	5,430	6,565	4,863	1,631	30,939	2,501

Total Income	5,526	6,652	4,882	1,744	31,299	2,519

Expenses
Investment Advisory Fees	2,043	3,470	1,250	651	3,245	677
Custodian Fees	1	6	12	2	9	19
Shareholder Reporting Fees	19	24	14	7	43	7
Audit Fees	14	13	14	13	24	13
Valuation Services	—	—	1	—	3	—
Compliance Fees	3	4	3	3	6	3
Directors Fees	31	25	25	24	43	17
Professional Fees	8	8	7	6	11	7
Trade Name Fees	—	—	—	—	58	—
Other Expenses	6	5	3	1	21	1

Total Expenses	2,125	3,555	1,329	707	3,463	744

Less Waived Fees:
Paid by Affiliate	(49)	(573)	(20)	—	(126)	(19)

Net Expenses	2,076	2,982	1,309	707	3,337	725

Net Investment Income (Loss)	3,450	3,670	3,573	1,037	27,962	1,794
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	44,279	37,242	18,263	9,860	27,527	5,249
Futures Contracts	—	—	—	—	2,074	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	1	—	—	218

Net Realized Gain (Loss) on Investments	44,279	37,242	18,264	9,860	29,601	5,467

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	48,702	(7,019)	(9,377)	(7,303)	25,320	(10,207)
Futures Contracts	—	—	—	—	(1,138)	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	199

Net Change in Unrealized Appreciation (Depreciation) of Investments	48,702	(7,019)	(9,377)	(7,303)	24,182	(10,008)

Net Gain (Loss) on Investments	92,981	30,223	8,887	2,557	53,783	(4,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	$96,431	$33,893	$12,460	$3,594	$81,745	$(2,747)

(1) Net of Foreign Tax	$—	$270	$37	$36	$—	$37

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio	Research International Core Portfolio

$72	$213	$11	$197	$99	$73	$120	$59	$132	$65
9,869	11,486	3,587	7,138	5,941	2,111	1,511	4,343	9,787	12,608

9,941	11,699	3,598	7,335	6,040	2,184	1,631	4,402	9,919	12,673

2,156	2,584	2,880	1,126	2,301	1,695	283	2,734	2,091	2,551
1	10	11	6	25	6	9	8	68	61
21	24	24	27	28	26	15	32	27	27
15	15	16	13	13	14	12	13	14	14
—	1	—	3	1	1	4	1	7	7
3	3	4	3	3	3	3	3	3	3
27	29	28	28	21	25	22	26	18	25
8	8	9	8	7	7	7	8	17	17
—	—	—	48	—	—	11	—	—	—
6	6	6	6	3	2	1	4	5	3

2,237	2,680	2,978	1,268	2,402	1,779	367	2,829	2,250	2,708

(48)	(139)	(9)	(101)	(352)	—	—	(37)	—	(164)

2,189	2,541	2,969	1,167	2,050	1,779	367	2,792	2,250	2,544

7,752	9,158	629	6,168	3,990	405	1,264	1,610	7,669	10,129

16,865	27,468	14,395	42,124	24,534	65,855	11,915	51,434	14,171	21,068
—	—	—	1,455	—	—	—	—	—	—
—	—	—	—	—	—	994	—	—	—
—	5	—	—	117	—	—	—	(113)	(413)

16,865	27,473	14,395	43,579	24,651	65,855	12,909	51,434	14,058	20,655

(13,761)	(39,897)	64,973	(19,040)	(32,654)	(13,458)	6,749	(31,552)	(25,121)	(38,594)
—	—	—	(580)	—	—	—	—	—	—
—	—	—	—	—	—	33	—	—	—
—	(4)	—	—	294	—	—	—	(15)	(53)

(13,761)	(39,901)	64,973	(19,620)	(32,360)	(13,458)	6,782	(31,552)	(25,136)	(38,647)

3,104	(12,428)	79,368	23,959	(7,709)	52,397	19,691	19,882	(11,078)	(17,992)

$10,856	$(3,270)	$79,997	$30,127	$(3,719)	$52,802	$20,955	$21,492	$(3,409)	$(7,863)

$—	$112	$34	$4	$57	$—	$—	$7	$126	$406

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2018 (unaudited)

(Amounts in thousands)

	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio
Investment Income
Income
Interest (1)	$297	$75	$3,404	$3,460	$41,356	$1,990
Unaffiliated Dividends (1)	38,100	9,610	—	—	—	—

Total Income	38,397	9,685	3,404	3,460	41,356	1,990

Expenses
Investment Advisory Fees	6,236	3,789	637	487	4,444	301
Custodian Fees	144	105	25	15	37	6
Shareholder Reporting Fees	59	32	11	15	41	7
Audit Fees	18	14	13	15	20	20
Valuation Services	7	7	2	18	25	3
Compliance Fees	5	3	3	3	6	3
Directors Fees	34	30	19	25	38	25
Professional Fees	56	18	6	6	11	9
Interest Expense	—	—	—	—	—	176
Other Expenses	10	2	4	2	17	1

Total Expenses	6,569	4,000	720	586	4,639	551

Less Waived Fees:
Paid by Affiliate	(1,402)	(401)	—	—	(98)	(20)

Net Expenses	5,167	3,599	720	586	4,541	531

Net Investment Income (Loss)	33,230	6,086	2,684	2,874	36,815	1,459
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	84,006	6,274	—	(192)	(42,557)	(2,497)
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	(327)	—	(401)
Options Written	—	—	—	—	—	18
Short Sales	—	—	—	—	—	17
Swap Contracts	—	—	—	—	—	(102)
Foreign Currency Transactions	(282)	(141)	—	—	—	—
Reverse Repurchase Agreements	—	—	—	—	—	—

Net Realized Gain (Loss) on Investments	83,724	6,133	—	(519)	(42,557)	(2,965)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(171,748)	(86,065)	—	(1,898)	(44,596)	(3,115)
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	124	—	274
Options Written	—	—	—	—	—	3
Short Sales	—	—	—	—	—	(9)
Swap Contracts	—	—	—	—	—	593
Foreign Currency Transactions	(141)	(18)	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(171,889)	(86,083)	—	(1,774)	(44,596)	(2,254)

Net Gain (Loss) on Investments	(88,165)	(79,950)	—	(2,293)	(87,153)	(5,219)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,935)	$(73,864)	$2,684	$581	$(50,337)	$(3,760)

(1) Net of Foreign Tax	$883	$272	$—	$2	$(6)	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$6,148	$24,202	$21,058	$1,213	$142
—	—	—	346	52

6,148	24,202	21,058	1,559	194

984	1,673	3,281	3,388	723
10	2	65	4	4
25	37	24	17	8
14	20	23	15	15
12	16	19	—	1
3	3	3	5	3
26	22	19	46	24
6	8	9	10	6
3	—	51	—	—
4	4	5	16	1

1,087	1,785	3,499	3,501	785

(70)	—	(325)	(2,823)	(654)

1,017	1,785	3,174	678	131

5,131	22,417	17,884	881	63

(1,055)	446	4,621	3,377	333
—	—	—	31,092	4,415
1,544	—	(6,873)	1,209	220
—	—	354	—	—
—	—	—	—	—
(244)	—	(33)	—	—
23	—	1,674	—	—
—	—	3	—	—

268	446	(254)	35,678	4,968

(12,241)	(25,898)	(34,387)	(1,151)	(44)
—	—	—	(16,650)	(1,066)
(674)	—	1,132	(692)	(130)
—	—	8	—	—
—	—	—	—	—
2,838	—	(3,818)	—	—
133	—	3,295	—	—

(9,944)	(25,898)	(33,770)	(18,493)	(1,240)

(9,676)	(25,452)	(34,024)	17,185	3,728

$(4,545)	$(3,035)	$(16,140)	$18,066	$3,791

$—	$—	$4	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,450	$7,118	$3,670	$5,780	$3,573	$8,766
Net Realized Gain (Loss) on Investments	44,279	105,442	37,242	25,025	18,264	167,854
Net Change in Unrealized Appreciation (Depreciation) of Investments	48,702	84,809	(7,019)	219,761	(9,377)	(52,818)

Net Increase (Decrease) in Net Assets Resulting from Operations	96,431	197,369	33,893	250,566	12,460	123,802

Distributions to Shareholders from:
Net Investment Income	—	(7,919)	—	(6,369)	—	(9,903)
Net Realized Gain on Investments	—	(41,619)	—	(16,079)	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(49,538)	—	(22,448)	—	(9,903)

Capital Transactions:
Shares Sold	13,946	23,840	20,793	42,642	8,241	15,135
Reinvestment of Distributions Paid	—	49,538	—	22,448	—	9,903
Shares Redeemed	(52,600)	(99,335)	(60,528)	(119,623)	(30,857)	(60,855)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(38,654)	(25,957)	(39,735)	(54,533)	(22,616)	(35,817)

Total Increase (Decrease) in Net Assets	57,777	121,874	(5,842)	173,585	(10,156)	78,082
Net Assets
Beginning of Period	959,854	837,980	945,385	771,800	592,577	514,495

End of Period	$1,017,631	$959,854	$939,543	$945,385	$582,421	$592,577

Undistributed Net Investment Income (Loss)	$10,303	$6,853	$9,450	$5,780	$12,302	$8,722

Portfolio Share Transactions:
Shares Sold	4,360	8,407	7,433	17,606	4,130	8,587
Reinvestment of Distributions Paid	—	17,724	—	9,019	—	5,459
Shares Redeemed	(16,436)	(34,493)	(21,424)	(48,788)	(15,398)	(33,701)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(12,076)	(8,362)	(13,991)	(22,163)	(11,268)	(19,655)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio		Equity Income Portfolio

For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017

$1,037	$1,299	$27,962	$53,447	$1,794	$4,241	$7,752	$14,479	$9,158	$16,534
9,860	8,073	29,601	32,498	5,467	13,747	16,865	28,658	27,473	60,819
(7,303)	20,698	24,182	488,462	(10,008)	2,963	(13,761)	57,061	(39,901)	45,354

3,594	30,070	81,745	574,407	(2,747)	20,951	10,856	100,198	(3,270)	122,707

—	(1,520)	—	(52,281)	—	(3,917)	—	(12,408)	—	(17,838)
—	(8,213)	—	(30,749)	—	(7,833)	—	(18,505)	—	(37,935)

—	(9,733)	—	(83,030)	—	(11,750)	—	(30,913)	—	(55,773)

3,056	7,134	122,217	217,672	4,991	10,861	32,985	73,348	14,985	29,597
—	9,733	—	83,030	—	11,750	—	30,913	—	55,773
(13,559)	(25,736)	(149,474)	(248,856)	(11,364)	(27,749)	(48,845)	(75,273)	(51,432)	(106,073)

(10,503)	(8,869)	(27,257)	51,846	(6,373)	(5,138)	(15,860)	28,988	(36,447)	(20,703)

(6,909)	11,468	54,488	543,223	(9,120)	4,063	(5,004)	98,273	(39,717)	46,231

176,221	164,752	3,222,137	2,678,914	199,836	195,773	819,213	720,940	844,398	798,167

$169,312	$176,220	$3,276,625	$3,222,137	$190,716	$199,836	$814,209	$819,213	$804,681	$844,398

$2,336	$1,299	$81,071	$53,108	$5,408	$3,613	$22,231	$14,479	$25,606	$16,447

2,491	6,254	24,389	48,043	4,713	10,382	19,346	46,374	8,022	16,579
—	8,800	—	18,370	—	11,797	—	20,204	—	32,540
(11,009)	(22,159)	(29,720)	(54,718)	(10,637)	(26,318)	(28,412)	(47,254)	(27,383)	(59,237)

(8,518)	(7,105)	(5,331)	11,695	(5,924)	(4,139)	(9,066)	19,324	(19,361)	(10,118)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio		Mid Cap Value Portfolio

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Change in Net Assets
Operations
Net Investment Income (Loss)	$629	$1,469	$6,168	$10,024	$3,990	$9,617
Net Realized Gain (Loss) on Investments	14,395	199,640	43,579	58,294	24,651	49,049
Net Change in Unrealized Appreciation (Depreciation) of Investments	64,973	(8,354)	(19,620)	55,201	(32,360)	1,707

Net Increase (Decrease) in Net Assets Resulting from Operations	79,997	192,755	30,127	123,519	(3,719)	60,373

Distributions to Shareholders from:
Net Investment Income	—	(2,583)	—	(8,964)	—	(7,902)
Net Realized Gain on Investments	—	—	—	(47,765)	—	(19,110)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(2,583)	—	(56,729)	—	(27,012)

Capital Transactions:
Shares Sold	15,753	24,615	37,141	72,075	20,735	42,853
Reinvestment of Distributions Paid	—	2,583	—	56,729	—	27,012
Shares Redeemed	(72,545)	(103,333)	(40,071)	(72,192)	(46,814)	(56,819)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(56,792)	(76,135)	(2,930)	56,612	(26,079)	13,046

Total Increase (Decrease) in Net Assets	23,205	114,038	27,197	123,402	(29,798)	46,407
Net Assets
Beginning of Period	1,097,433	983,395	896,559	773,157	564,624	518,217

End of Period	$1,120,638	$1,097,433	$923,756	$896,559	$534,826	$564,624

Undistributed Net Investment Income (Loss)	$2,922	$2,294	$16,150	$9,983	$13,017	$9,027

Portfolio Share Transactions:
Shares Sold	4,332	7,810	17,431	35,541	11,345	24,158
Reinvestment of Distributions Paid	—	809	—	29,779	—	15,974
Shares Redeemed	(20,048)	(32,507)	(18,714)	(35,640)	(25,262)	(32,153)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(15,716)	(23,888)	(1,283)	29,680	(13,917)	7,979

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio		Research International Core Portfolio

For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017

$405	$(83)	$1,264	$2,021	$1,610	$3,578	$7,669	$8,245	$10,129	$10,144
65,855	51,269	12,909	11,348	51,434	46,804	14,058	(478)	20,655	12,238
(13,458)	63,084	6,782	11,407	(31,552)	20,016	(25,136)	151,395	(38,647)	120,014

52,802	114,270	20,955	24,776	21,492	70,398	(3,409)	159,162	(7,863)	142,396

—	(625)	—	(3,771)	—	(4,984)	—	(8,203)	—	(9,827)
—	(6,457)	—	(6,956)	—	(33,520)	—	—	—	—

—	(7,082)	—	(10,727)	—	(38,504)	—	(8,203)	—	(9,827)

18,408	25,314	20,800	42,637	10,444	35,589	34,984	72,456	38,094	72,547
—	7,082	—	10,727	—	38,504	—	8,203	—	9,827
(49,514)	(56,735)	(11,787)	(18,948)	(56,559)	(80,582)	(46,533)	(57,159)	(47,515)	(56,587)

(31,106)	(24,339)	9,013	34,416	(46,115)	(6,489)	(11,549)	23,500	(9,421)	25,787

21,696	82,849	29,968	48,465	(24,623)	25,405	(14,958)	174,459	(17,284)	158,356

627,901	545,052	222,348	173,883	673,234	647,830	697,581	523,122	658,005	499,649

$649,597	$627,901	$252,316	$222,348	$648,611	$673,235	$682,623	$697,581	$640,721	$658,005

$405	$—	$4,664	$3,400	$5,096	$3,487	$16,694	$9,025	$20,206	$10,078

6,101	9,657	13,840	30,997	4,129	14,351	21,710	49,958	36,467	76,894
—	2,722	—	8,329	—	16,858	—	5,520	—	10,173
(16,551)	(21,694)	(7,848)	(13,768)	(22,385)	(33,318)	(28,824)	(39,225)	(45,220)	(59,961)

(10,450)	(9,315)	5,992	25,558	(18,256)	(2,109)	(7,114)	16,253	(8,753)	27,106

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Equity Portfolio		Emerging Markets Equity Portfolio		Government Money Market Portfolio

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Change in Net Assets
Operations
Net Investment Income (Loss)	$33,230	$43,342	$6,086	$10,101	$2,684	$2,770
Net Realized Gain (Loss) on Investments	83,724	44,972	6,133	29,701	—	5
Net Change in Unrealized Appreciation (Depreciation) of Investments	(171,889)	269,911	(86,083)	109,969	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(54,935)	358,225	(73,864)	149,771	2,684	2,775

Distributions to Shareholders from:
Net Investment Income	—	(42,550)	—	(5,748)	(2,684)	(2,770)
Net Realized Gain on Investments	—	—	—	—	—	(5)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(42,550)	—	(5,748)	(2,684)	(2,775)

Capital Transactions:
Shares Sold	58,137	108,920	56,651	101,162	89,429	198,453
Reinvestment of Distributions Paid	—	42,550	—	5,748	2,684	2,774
Shares Redeemed	(99,730)	(167,739)	(50,836)	(54,452)	(116,526)	(263,423)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(41,593)	(16,269)	5,815	52,458	(24,413)	(62,196)

Total Increase (Decrease) in Net Assets	(96,528)	299,406	(68,049)	196,481	(24,413)	(62,196)
Net Assets
Beginning of Period	1,927,673	1,628,267	718,281	521,800	439,438	501,635

End of Period	$1,831,145	$1,927,673	$650,232	$718,281	$415,025	$439,439

Undistributed Net Investment Income (Loss)	$78,552	$45,322	$15,272	$9,186	$—	$—

Portfolio Share Transactions:
Shares Sold	30,247	60,655	52,129	99,983	89,429	198,452
Reinvestment of Distributions Paid	—	23,547	—	5,490	2,684	2,774
Shares Redeemed	(51,757)	(93,626)	(46,491)	(53,874)	(116,526)	(263,423)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(21,510)	(9,424)	5,638	51,599	(24,413)	(62,197)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Short-Term Bond Portfolio		Select Bond Portfolio		Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio

For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017

$2,874	$4,510	$36,815	$62,247	$1,459	$3,003	$5,131	$7,264	$22,417	$43,254
(519)	(256)	(42,557)	9,220	(2,965)	793	268	(2,060)	446	5,357
(1,774)	(669)	(44,596)	31,121	(2,254)	5,288	(9,944)	7,580	(25,898)	3,538

581	3,585	(50,338)	102,588	(3,760)	9,084	(4,545)	12,784	(3,035)	52,149

—	(3,730)	—	(59,951)	—	(2,157)	—	(2,412)	—	(43,155)
—	—	—	(38,818)	—	(4,416)	—	(1,002)	—	—

—	(3,730)	—	(98,769)	—	(6,573)	—	(3,414)	—	(43,155)

23,681	52,650	262,730	261,713	7,910	16,641	27,551	90,861	28,172	61,645
—	3,730	—	98,769	—	6,573	—	3,414	—	43,155
(17,245)	(32,554)	(118,771)	(259,412)	(8,204)	(20,403)	(69,380)	(28,861)	(34,542)	(58,863)

6,436	23,826	143,959	101,070	(294)	2,811	(41,829)	65,414	(6,370)	45,938

7,017	23,681	93,621	104,889	(4,054)	5,322	(46,374)	74,784	(9,405)	54,931

293,514	269,833	2,943,934	2,839,045	115,713	110,391	401,711	326,927	811,878	756,947

$300,531	$293,514	$3,037,555	$2,943,934	$111,659	$115,713	$355,337	$401,711	$802,473	$811,878

$7,521	$4,647	$104,662	$67,846	$3,679	$2,221	$12,215	$7,085	$65,697	$43,280

22,964	50,772	212,827	206,659	7,711	15,440	25,069	82,521	37,890	81,679
—	3,610	—	78,952	—	6,189	—	3,121	—	58,635
(16,722)	(31,382)	(96,372)	(204,707)	(7,946)	(18,859)	(63,371)	(26,253)	(46,460)	(77,840)

6,242	23,000	116,455	80,904	(235)	2,770	(38,302)	59,389	(8,570)	62,473

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Change in Net Assets
Operations
Net Investment Income (Loss)	$17,884	$31,339	$881	$39,456	$63	$4,435
Net Realized Gain (Loss) on Investments	(254)	(2,606)	35,678	63,304	4,968	8,344
Net Change in Unrealized Appreciation (Depreciation) of Investments	(33,770)	31,875	(18,493)	152,879	(1,240)	23,925

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,140)	60,608	18,066	255,639	3,791	36,704

Distributions to Shareholders from:
Net Investment Income	—	(30,040)	—	(49,621)	—	(5,486)
Net Realized Gain on Investments	—	—	—	(82,890)	—	(11,468)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(30,040)	—	(132,511)	—	(16,954)

Capital Transactions:
Shares Sold	80,667	153,044	54,310	110,602	10,850	17,526
Reinvestment of Distributions Paid	—	30,040	—	132,511	—	16,954
Shares Redeemed	(40,632)	(62,520)	(137,307)	(261,605)	(16,864)	(27,416)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	40,035	120,564	(82,997)	(18,492)	(6,014)	7,064

Total Increase (Decrease) in Net Assets	23,895	151,132	(64,931)	104,636	(2,223)	26,814
Net Assets
Beginning of Period	840,981	689,849	2,307,470	2,202,834	277,213	250,399

End of Period	$864,876	$840,981	$2,242,539	$2,307,470	$274,990	$277,213

Undistributed Net Investment Income (Loss)	$39,825	$21,941	$53,582	$52,700	$5,455	$5,391

Portfolio Share Transactions:
Shares Sold	74,542	140,652	36,678	76,125	8,875	14,931
Reinvestment of Distributions Paid	—	27,866	—	93,913	—	14,858
Shares Redeemed	(37,568)	(57,521)	(92,547)	(180,257)	(13,784)	(23,360)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	36,974	110,997	(55,869)	(10,219)	(4,909)	6,429

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2017 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,760)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(88,993)
Proceeds from Disposition of Investment Securities	101,345
Proceeds from Disposition (Purchase) of Short-Term Investments, net	(163)
Proceeds from (Payments for) Closed Futures Contracts	309
Proceeds from (Payments for) Securities Sold Short	12,884
Cash Paid for Terminated Options Written	(9)
Premiums Received for Options Written	35
Amortization (Accretion) of Premium/Discount, net	(78)
(Increase) Decrease in:
Receivable for Investment Securities Sold	(7,133)
Dividends and Interest Receivable	151
Increase (Decrease) in:
Payable for Investment Securities Purchased	5,532
Collateral from Counterparty	810
Payable for Investment Advisory Fees	(24)
Accrued Expenses	(1)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	3,115
Futures Contracts	(274)
Options Written	(3)
Short Sales	9
Swap Contracts	(593)
Net Realized (Gain) Loss from:
Investment Securities	2,497
Futures Contracts	401
Options Written	(18)
Paydowns	(1)
Short Sales	(17)
Swap Contracts	102

Total Adjustments	29,883

Net Cash (Used in) Provided by Operating Activities	26,123

Cash Flows from Financing Activities
Cash Received from Financing Transactions	565,573
Cash Used for Financing Transactions	(603,131)
Cash Received from Reverse Repurchase Agreements	11,913
Proceeds from Capital Shares Sold	7,885
Payment on Capital Shares Redeemed	(8,300)

Net Cash (Used in) Provided by Financing Activities	(26,060)

Net Increase (Decrease) in Cash and Cash Equivalents	63
Cash and Restricted Cash, Beginning of Period	1,272

Cash and Restricted Cash, End of Period	$1,335

Supplemental disclosure of cash flow information:

Interest paid was $177 for the period ended June 30, 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2018(j)	$3.03	$0.01		$0.30	$0.31	$—		$—	$—	$3.34
2017	2.58	0.02		0.59	0.61	(0.03)		(0.13)	(0.16)	3.03
2016	2.81	0.03		0.04	0.07	(0.02)		(0.28)	(0.30)	2.58
2015	2.87	0.02		0.15	0.17	(0.02)		(0.21)	(0.23)	2.81
2014	2.94	0.02		0.22	0.24	(0.02)		(0.29)	(0.31)	2.87
2013	2.35	0.02		0.78	0.80	(0.02)		(0.19)	(0.21)	2.94
Focused Appreciation Portfolio
2018(j)	$2.71	$0.01		$0.09	$0.10	$—		$—	$—	$2.81
2017	2.08	0.02		0.68	0.70	(0.02)		(0.05)	(0.07)	2.71
2016	2.68	0.02		0.17	0.19	(0.01)		(0.78)	(0.79)	2.08
2015	2.63	0.01		0.34	0.35	—		(0.30)	(0.30)	2.68
2014	2.69	0.00	(e)	0.22	0.22	(0.00	)(e)	(0.28)	(0.28)	2.63
2013	2.09	0.00	(e)	0.61	0.61	(0.01)		—	(0.01)	2.69
Large Cap Core Stock Portfolio
2018(j)	$1.96	$0.01		$0.03	$0.04	$—		$—	$—	$2.00
2017	1.60	0.03		0.36	0.39	(0.03)		—	(0.03)	1.96
2016	1.54	0.03		0.09	0.12	(0.03)		(0.03)	(0.06)	1.60
2015	1.65	0.03		(0.08)	(0.05)	(0.04)		(0.02)	(0.06)	1.54
2014	1.70	0.04		0.10	0.14	(0.03)		(0.16)	(0.19)	1.65
2013	1.34	0.03		0.35	0.38	(0.02)		—	(0.02)	1.70
Large Cap Blend Portfolio
2018(j)	$1.21	$0.01		$0.01	$0.02	$—		$—	$—	$1.23
2017	1.07	0.01		0.20	0.21	(0.01)		(0.06)	(0.07)	1.21
2016	1.03	0.01		0.12	0.13	(0.01)		(0.08)	(0.09)	1.07
2015	1.12	0.01		(0.03)	(0.02)	(0.01)		(0.06)	(0.07)	1.03
2014	1.04	0.01		0.11	0.12	(0.00	)(e)	(0.04)	(0.04)	1.12
2013	0.83	0.01		0.25	0.26	(0.01)		(0.04)	(0.05)	1.04
Index 500 Stock Portfolio
2018(j)	$4.93	$0.04		$0.08	$0.12	$—		$—	$—	$5.05
2017	4.17	0.08		0.81	0.89	(0.08)		(0.05)	(0.13)	4.93
2016	3.88	0.08		0.37	0.45	(0.07)		(0.09)	(0.16)	4.17
2015	3.98	0.07		(0.03)	0.04	(0.07)		(0.07)	(0.14)	3.88
2014	3.61	0.07		0.41	0.48	(0.06)		(0.05)	(0.11)	3.98
2013	2.84	0.06		0.84	0.90	(0.06)		(0.07)	(0.13)	3.61
Large Company Value Portfolio
2018(j)	$1.06	$0.01		$(0.02)	$(0.01)	$—		$—	$—	$1.05
2017	1.02	0.02		0.08	0.10	(0.02)		(0.04)	(0.06)	1.06
2016	0.99	0.02		0.12	0.14	(0.02)		(0.09)	(0.11)	1.02
2015	1.15	0.02		(0.06)	(0.04)	(0.02)		(0.10)	(0.12)	0.99
2014	1.07	0.02		0.12	0.14	—		(0.06)	(0.06)	1.15
2013	0.84	0.02		0.24	0.26	(0.01)		(0.02)	(0.03)	1.07
Domestic Equity Portfolio
2018(j)	$1.68	$0.02		$0.00 (e)	$0.02	$—		$—	$—	$1.70
2017	1.54	0.03		0.18	0.21	(0.03)		(0.04)	(0.07)	1.68
2016	1.41	0.03		0.19	0.22	(0.03)		(0.06)	(0.09)	1.54
2015	1.44	0.03		(0.03)	—	(0.03)		—	(0.03)	1.41
2014	1.29	0.03		0.14	0.17	(0.02)		—	(0.02)	1.44
2013	0.98	0.02		0.31	0.33	(0.02)		—	(0.02)	1.29

(j)  For the six months ended June 30, 2018. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

10.25%	$1,017,631	0.43	%(c)	0.42	%(c)	0.70	%(c)	21.29%
24.27	959,854	0.43		0.42		0.78		57.70
2.47	837,980	0.43		0.43		0.97		65.66
6.01	860,348	0.43		0.42		0.82		50.12
9.02	885,880	0.43		0.41		0.76		42.36
35.86	847,384	0.44		0.43		0.79		85.54

3.54%	$939,543	0.75	%(c)	0.63	%(c)	0.77	%(c)	6.95%
33.62	945,385	0.75		0.63		0.66		3.50
5.87	771,800	0.76		0.63		0.83		9.38
13.64	778,837	0.76		0.63		0.27		131.33
9.43	722,379	0.77		0.64		(0.02)		54.58
29.01	624,512	0.79		0.71		0.04		63.90

2.04%	$582,421	0.45	%(c)	0.44	%(c)	1.21	%(c)	37.98%
24.87	592,577	0.45		0.44		1.56		100.72
7.57	514,495	0.45		0.45		1.96		6.83
(3.06)	509,411	0.45		0.44		2.04		13.36
8.56	555,639	0.45		0.44		2.08		5.92
28.58	538,368	0.46		0.46		1.78		72.60

1.99%	$169,312	0.82	%(c)	0.82	%(c)	1.21	%(c)	13.76%
19.02	176,221	0.81		0.81		0.75		16.09
13.99	164,752	0.82		0.81		0.97		21.12
(2.42)	153,841	0.81		0.81		0.99		16.11
12.58	166,948	0.82		0.82		0.91		27.31
30.86	151,099	0.83		0.83		1.01		55.43

2.54%	$3,276,625	0.21	%(c)	0.21	%(c)	1.72	%(c)	1.76%
21.52	3,222,137	0.21		0.21		1.82		2.92
11.73	2,678,914	0.21		0.21		1.97		3.28
1.17	2,386,253	0.21		0.21		1.87		4.17
13.46	2,370,298	0.21		0.22		1.84		2.65
32.05	2,164,501	0.21		0.22		1.90		3.76

(1.51)%	$190,716	0.76	%(c)	0.74	%(c)	1.84	%(c)	32.07%
11.10	199,836	0.75		0.73		2.15		53.45
15.36	195,773	0.75		0.72		2.07		79.86
(3.85)	174,429	0.74		0.71		1.49		52.53
13.03	190,954	0.75		0.72		1.55		55.92
31.29	170,062	0.78		0.76		1.73		49.12

1.31%	$814,209	0.55	%(c)	0.53	%(c)	1.89	%(c)	6.82%
13.78	819,214	0.55		0.54		1.93		12.37
14.98	720,940	0.55		0.55		2.00		12.24
(0.09)	610,458	0.56		0.55		2.06		14.15
13.87	620,021	0.56		0.56		1.92		7.97
34.03	570,648	0.57		0.57		2.10		17.09

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Equity Income Portfolio
2018(j)	$1.86	$0.02		$(0.02)	$0.00 (e)	$—		$—		$—		$1.86
2017	1.72	0.04		0.23	0.27	(0.04)		(0.09)		(0.13)		1.86
2016	1.56	0.04		0.24	0.28	(0.03)		(0.09)		(0.12)		1.72
2015	1.77	0.03		(0.14)	(0.11)	(0.03)		(0.07)		(0.10)		1.56
2014	1.72	0.03		0.10	0.13	(0.02)		(0.06)		(0.08)		1.77
2013	1.34	0.03		0.37	0.40	(0.02)		—		(0.02)		1.72
Mid Cap Growth Stock Portfolio
2018(j)	$3.46	$0.00	(e)	$0.25	$0.25	$—		$—		$—		$3.71
2017	2.88	0.00	(e)	0.59	0.59	(0.01)		—		(0.01)		3.46
2016	3.11	0.01		0.02	0.03	(0.01)		(0.25)		(0.26)		2.88
2015	3.40	0.01		0.02	0.03	(0.00	)(e)	(0.32)		(0.32)		3.11
2014	3.92	0.01		0.27	0.28	(0.01)		(0.79)		(0.80)		3.40
2013	3.26	0.02		0.80	0.82	(0.01)		(0.15)		(0.16)		3.92
Index 400 Stock Portfolio
2018(j)	$2.11	$0.01		$0.06	$0.07	$—		$—		$—		$2.18
2017	1.96	0.02		0.27	0.29	(0.02)		(0.12)		(0.14)		2.11
2016	1.77	0.02		0.33	0.35	(0.02)		(0.14)		(0.16)		1.96
2015	1.96	0.02		(0.07)	(0.05)	(0.02)		(0.12)		(0.14)		1.77
2014	1.90	0.02		0.15	0.17	(0.02)		(0.09)		(0.11)		1.96
2013	1.49	0.02		0.47	0.49	(0.02)		(0.06)		(0.08)		1.90
Mid Cap Value Portfolio
2018(j)	$1.83	$0.01		$(0.02)	$(0.01)	$—		$—		$—		$1.82
2017	1.73	0.03		0.16	0.19	(0.03)		(0.06)		(0.09)		1.83
2016	1.54	0.03		0.32	0.35	(0.03)		(0.13)		(0.16)		1.73
2015	1.77	0.02		(0.04)	(0.02)	(0.03)		(0.18)		(0.21)		1.54
2014	1.67	0.03		0.24	0.27	(0.02)		(0.15)		(0.17)		1.77
2013	1.30	0.02		0.37	0.39	(0.01)		(0.01)		(0.02)		1.67
Small Cap Growth Stock Portfolio
2018(j)	$2.88	$0.00	(e)	$0.24	$0.24	$—		$—		$—		$3.12
2017	2.39	0.00	(e)	0.52	0.52	(0.00	)(e)	(0.03)		(0.03)		2.88
2016	2.37	0.00	(e)	0.28	0.28	(0.01)		(0.25)		(0.26)		2.39
2015	2.50	0.01		(0.01)	—	(0.00	)(e)	(0.13)		(0.13)		2.37
2014	2.60	0.00	(e)	0.20	0.20	—		(0.30)		(0.30)		2.50
2013	1.88	0.00	(e)	0.73	0.73	(0.01)		—		(0.01)		2.60
Index 600 Stock Portfolio
2018(j)	$1.45	$0.01		$0.12	$0.13	$—		$—		$—		$1.58
2017	1.36	0.01		0.16	0.17	(0.03)		(0.05)		(0.08)		1.45
2016	1.13	0.01		0.29	0.30	(0.01)		(0.06)		(0.07)		1.36
2015	1.16	0.01		(0.04)	(0.03)	—		(0.00	)(e)	(0.00	)(e)	1.13
2014	1.33	0.01		0.06	0.07	(0.02)		(0.22)		(0.24)		1.16
2013	1.01	0.01		0.39	0.40	(0.04)		(0.04)		(0.08)		1.33
Small Cap Value Portfolio
2018(j)	$2.54	$0.01		$0.07	$0.08	$—		$—		$—		$2.62
2017	2.42	0.02		0.25	0.27	(0.02)		(0.13)		(0.15)		2.54
2016	2.10	0.02		0.61	0.63	(0.02)		(0.29)		(0.31)		2.42
2015	2.38	0.02		(0.14)	(0.12)	(0.02)		(0.14)		(0.16)		2.10
2014	2.45	0.02		(0.02)	0.00 (e)	(0.01)		(0.06)		(0.07)		2.38
2013	1.89	0.01		0.59	0.60	(0.03)		(0.01)		(0.04)		2.45

(j)  For the six months ended June 30, 2018. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(0.48)%	$804,681	0.65	%(c)	0.62	%(c)	2.23	%(c)	9.25%
16.24	844,398	0.65		0.62		2.04		21.27
19.17	798,167	0.66		0.64		2.42		23.09
(6.74)	732,781	0.65		0.65		2.08		37.97
7.43	781,735	0.66		0.66		1.94		13.56
29.94	676,031	0.67		0.67		1.77		15.98

7.43%	$1,120,638	0.54	%(c)	0.54	%(c)	0.11	%(c)	16.24%
20.29	1,097,433	0.54		0.54		0.14		148.03
0.83	983,395	0.54		0.54		0.29		57.23
0.71	1,025,151	0.53		0.52		0.17		68.54
8.49	1,098,155	0.54		0.51		0.25		82.51
25.53	1,073,332	0.54		0.52		0.44		137.80

3.37%	$923,756	0.28	%(c)	0.26	%(c)	1.37	%(c)	10.06%
15.96	896,559	0.28		0.26		1.22		18.08
20.38	773,157	0.28		0.27		1.31		19.44
(2.38)	634,401	0.28		0.27		1.23		18.70
9.42	652,404	0.28		0.27		1.25		12.20
33.16	624,092	0.29		0.28		1.15		11.21

(0.82)%	$534,826	0.89	%(c)	0.76	%(c)	1.47	%(c)	28.18%
11.81	564,624	0.88		0.76		1.79		46.45
23.23	518,217	0.89		0.77		1.71		53.81
(1.33)	410,233	0.89		0.77		1.38		71.46
16.69	427,853	0.90		0.78		1.56		66.16
30.24	343,933	0.91		0.85		1.54		68.43

8.62%	$649,597	0.56	%(c)	0.56	%(c)	0.13	%(c)	31.25%
21.61	627,901	0.56		0.56		(0.01)		43.11
12.25	545,052	0.58		0.58		0.19		44.26
0.32	494,932	0.57		0.56		0.22		48.21
8.66	529,548	0.57		0.57		0.12		27.07
38.60	520,492	0.59		0.59		0.00		155.34

9.17%	$252,316	0.31	%(c)	0.31	%(c)	1.08	%(c)	22.00%
12.93	222,348	0.33		0.33		1.04		36.46
26.12	173,883	0.36		0.35		1.00		52.14
(2.35)	113,993	0.36		0.34		0.95		46.59
5.34	101,286	0.39		0.35		0.93		49.73
40.67	123,487	0.38		0.35		0.76		47.23

3.47%	$648,611	0.88	%(c)	0.87	%(c)	0.50	%(c)	13.54%
11.65	673,234	0.88		0.86		0.56		14.51
32.39	647,830	0.89		0.88		0.93		24.02
(5.45)	514,970	0.88		0.88		1.00		35.53
0.22	583,367	0.88		0.88		0.81		16.29
31.76	576,830	0.88		0.88		0.46		9.17

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
International Growth Portfolio
2018(j)	$1.59	$0.02		$(0.02)		$0.00 (e)	$—		$—		$—		$1.59
2017	1.24	0.02		0.35		0.37	(0.02)		—		(0.02)		1.59
2016	1.30	0.02		(0.07)		(0.05)	(0.01)		—		(0.01)		1.24
2015	1.34	0.02		(0.04)		(0.02)	(0.02)		—		(0.02)		1.30
2014	1.43	0.02		(0.09)		(0.07)	(0.02)		—		(0.02)		1.34
2013	1.21	0.02		0.22		0.24	(0.02)		—		(0.02)		1.43
Research International Core Portfolio
2018(j)	$1.04	$0.02		$(0.04)		$(0.02)	$—		$—		$—		$1.02
2017	0.82	0.02		0.22		0.24	(0.02)		—		(0.02)		1.04
2016	0.85	0.02		(0.03)		(0.01)	(0.01)		(0.01)		(0.02)		0.82
2015	0.90	0.02		(0.03)		(0.01)	(0.02)		(0.02)		(0.04)		0.85
2014	0.99	0.02		(0.09)		(0.07)	(0.01)		(0.01)		(0.02)		0.90
2013	0.83	0.01		0.15		0.16	(0.00	)(e)	—		(0.00	)(e)	0.99
International Equity Portfolio
2018(j)	$1.91	$0.03		$(0.08)		$(0.05)	$—		$—		$—		$1.86
2017	1.60	0.04		0.31		0.35	(0.04)		—		(0.04)		1.91
2016	1.61	0.04		(0.00	)(e)	0.04	(0.03)		(0.02)		(0.05)		1.60
2015	1.77	0.04		(0.08)		(0.04)	(0.05)		(0.07)		(0.12)		1.61
2014	2.13	0.06		(0.24)		(0.18)	(0.04)		(0.14)		(0.18)		1.77
2013	1.79	0.04		0.34		0.38	(0.04)		(0.00	)(e)	(0.04)		2.13
Emerging Markets Equity Portfolio
2018(j)	$1.10	$0.01		$(0.12)		$(0.11)	$—		$—		$—		$0.99
2017	0.87	0.02		0.22		0.24	(0.01)		—		(0.01)		1.10
2016	0.80	0.01		0.07		0.08	(0.01)		—		(0.01)		0.87
2015	0.93	0.01		(0.13)		(0.12)	(0.01)		—		(0.01)		0.80
2014	0.99	0.01		(0.06)		(0.05)	(0.01)		(0.00	)(e)	(0.01)		0.93
2013	1.06	0.01		(0.07)		(0.06)	(0.01)		(0.00	)(e)	(0.01)		0.99
Government Money Market Portfolio
2018(j)	$1.00	$0.01		$—		$0.01	$(0.01)		$—		$(0.01)		$1.00
2017	1.00	0.01		0.00	(e)	0.01	(0.01)		(0.00	)(e)	(0.01)		1.00
2016	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
2015	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	1.00
2014	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
2013	1.00	0.00	(e)	—		0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.00
Short-Term Bond Portfolio
2018(j)	$1.03	$0.01		$(0.01)		$0.00 (e)	$—		$—		$—		$1.03
2017	1.03	0.02		(0.01)		0.01	(0.01)		—		(0.01)		1.03
2016	1.03	0.01		—		0.01	(0.01)		—		(0.01)		1.03
2015	1.03	0.01		(0.00	)(e)	0.01	(0.01)		—		(0.01)		1.03
2014	1.03	0.01		—		0.01	(0.01)		—		(0.01)		1.03
2013	1.03	0.01		(0.01)		0.00 (e)	(0.00	)(e)	—		(0.00	)(e)	1.03
Select Bond Portfolio
2018	$1.26	$0.02		$(0.04)		$(0.02)	$—		$—		$—		$1.24
2017	1.26	0.03		0.02		0.05	(0.03)		(0.02)		(0.05)		1.26
2016	1.25	0.02		0.03		0.05	(0.03)		(0.01)		(0.04)		1.26
2015	1.27	0.02		(0.01)		(0.01)	(0.02)		(0.01)		(0.03)		1.25
2014	1.23	0.02		0.05		0.07	(0.03)		—		(0.03)		1.27
2013	1.30	0.03		(0.05)		(0.02)	(0.03)		(0.02)		(0.05)		1.23

(j)  For the six months ended June 30, 2018. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(0.50)%	$682,623	0.64	%(c)	0.64	%(c)	2.19	%(c)	20.17%
30.03	697,581	0.67		0.67		1.32		19.52
(3.41)	523,122	0.71		0.71		1.67		25.57
(1.73)	485,313	0.74		0.74		1.12		134.92
(4.52)	436,931	0.74		0.74		1.75		64.20
19.81	420,218	0.76		0.76		1.20		77.33

(1.25)%	$640,721	0.82	%(c)	0.77	%(c)	3.08	%(c)	15.35%
28.21	658,005	0.86		0.81		1.74		27.88
(1.12)	499,649	0.92		0.88		1.98		40.08
(1.11)	498,395	0.91		0.91		1.78		32.43
(6.71)	457,008	0.94		0.94		2.45		25.24
18.92	412,413	0.98		0.98		1.65		30.41

(2.92)%	$1,831,145	0.69	%(c)	0.54	%(c)	3.48	%(c)	13.02%
22.30	1,927,673	0.70		0.57		2.40		20.68
2.89	1,628,267	0.71		0.62		2.65		16.25
(2.21)	1,605,948	0.73		0.64		2.05		18.80
(8.80)	1,635,378	0.72		0.66		2.91		17.84
21.38	1,778,202	0.73		0.66		2.10		34.06

(10.32)%	$650,232	1.12	%(c)	1.01	%(c)	1.71	%(c)	9.61%
27.84	718,281	1.18		1.06		1.61		98.21
9.06	521,800	1.25		1.16		1.24		47.33
(12.24)	444,297	1.32		1.32		0.91		45.83
(6.25)	416,997	1.35		1.35		1.02		45.75
(5.15)	357,253	1.46		1.40		0.81		31.60

0.63%	$415,025	0.34	%(c)	0.34	%(c)	1.26	%(c)	—%
0.60	439,438	0.33		0.33		0.59		—
0.13	501,635	0.32		0.32		0.11		—
0.01	445,287	0.33		0.26		0.01		—
0.07	438,752	0.33		0.07		0.07		—
0.10	483,182	0.32		0.07		0.10		—

0.19%	$300,531	0.40	%(c)	0.40	%(c)	1.95	%(c)	23.75	%(g)
1.33	293,514	0.42		0.41		1.60		45.77
1.67	269,833	0.43		0.43		1.33		36.61
0.72	244,204	0.43		0.42		1.17		35.76
0.38	234,487	0.41		0.41		0.76		196.15
0.55	196,198	0.42		0.42		0.76		199.33

(1.67)%	$3,037,555	0.31	%(c)	0.31	%(c)	2.48	%(c)	130.18	%(g)
3.58	2,943,934	0.32		0.31		2.15		390.26	(g)
3.06	2,839,045	0.32		0.31		1.91		524.79	(g)
0.53	2,856,958	0.31		0.31		1.76		476.41	(g)
5.56	2,841,156	0.32		0.32		1.97		308.80	(g)
(2.16)	1,712,896	0.32		0.32		1.99		131.49	(g)

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(c)  Computed on an annualized basis.

(g)  Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Long-Term U.S. Government Bond Portfolio
2018(j)	$1.08	$0.01		$(0.05)	$(0.04)	$—		$—		$—		$1.04
2017	1.06	0.03		0.05	0.08	(0.02)		(0.04)		(0.06)		1.08
2016	1.08	0.03		(0.01)	0.02	(0.02)		(0.02)		(0.04)		1.06
2015	1.12	0.03		(0.05)	(0.02)	(0.02)		—		(0.02)		1.08
2014	0.92	0.03		0.19	0.22	(0.02)		—		(0.02)		1.12
2013	1.07	0.03		(0.18)	(0.15)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	0.92
Inflation Protection Portfolio
2018(j)	$1.11	$0.02		$(0.03)	$(0.01)	$—		$—		$—		$1.10
2017	1.09	0.02		0.01	0.03	(0.01)		(0.00	)(e)	(0.01)		1.11
2016	1.05	0.02		0.03	0.05	(0.01)		—		(0.01)		1.09
2015	1.10	0.01		(0.03)	(0.02)	(0.03)		—		(0.03)		1.05
2014	1.08	0.01		0.03	0.04	(0.01)		(0.01)		(0.02)		1.10
2013	1.22	0.01		(0.12)	(0.11)	(0.01)		(0.02)		(0.03)		1.08
High Yield Bond Portfolio
2018(j)	$0.75	$0.02		$(0.03)	$(0.01)	$—		$—		$—		$0.74
2017	0.74	0.04		0.01	0.05	(0.04)		—		(0.04)		0.75
2016	0.68	0.04		0.06	0.10	(0.04)		—		(0.04)		0.74
2015	0.72	0.04		(0.05)	(0.01)	(0.03)		—		(0.03)		0.68
2014	0.75	0.04		(0.03)	0.01	(0.04)		—		(0.04)		0.72
2013	0.75	0.04		—	0.04	(0.04)		—		(0.04)		0.75
Multi-Sector Bond Portfolio
2018(j)	$1.09	$0.02		$(0.04)	$(0.02)	$—		$—		$—		$1.07
2017	1.05	0.04		0.04	0.08	(0.04)		—		(0.04)		1.09
2016	0.99	0.04		0.07	0.11	(0.05)		—		(0.05)		1.05
2015	1.08	0.04		(0.05)	(0.01)	(0.06)		(0.02)		(0.08)		0.99
2014	1.08	0.04		(0.01)	0.03	(0.03)		—		(0.03)		1.08
2013	1.14	0.04		(0.05)	(0.01)	(0.04)		(0.01)		(0.05)		1.08
Balanced Portfolio
2018(j)	$1.47	$0.00	(e)	$0.02	$0.02	$—		$—		$—		$1.49
2017	1.40	0.03		0.12	0.15	(0.03)		(0.05)		(0.08)		1.47
2016	1.38	0.02		0.07	0.09	(0.03)		(0.04)		(0.07)		1.40
2015	1.48	0.02		(0.02)	0.00 (e)	(0.03)		(0.07)		(0.10)		1.38
2014	1.56	0.02		0.07	0.09	(0.04)		(0.13)		(0.17)		1.48
2013	1.51	0.03		0.14	0.17	(0.05)		(0.07)		(0.12)		1.56
Asset Allocation Portfolio
2018(j)	$1.21	$0.00	(e)	$0.01	$0.01	$—		$—		$—		$1.22
2017	1.12	0.02		0.15	0.17	(0.03)		(0.05)		(0.08)		1.21
2016	1.11	0.02		0.06	0.08	(0.03)		(0.04)		(0.07)		1.12
2015	1.20	0.02		(0.03)	(0.01)	(0.02)		(0.06)		(0.08)		1.11
2014	1.28	0.01		0.05	0.06	(0.03)		(0.11)		(0.14)		1.20
2013	1.13	0.02		0.17	0.19	(0.04)		—		(0.04)		1.28

(j)  For the six months ended June 30, 2018. (Unaudited)

(e)  Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(3.25)%	$111,667	1.01	%(c) (s)	0.97	%(c) (s)	2.68	%(c)	22.10	%(g)
8.28	115,713	0.94	(s)	0.92	(s)	2.64		50.94	(g)
1.09	110,391	0.77	(s)	0.77	(s)	2.19		126.34	(g)
(1.47)	104,513	0.69	(s)	0.67	(s)	2.32		32.93	(g)
23.73	109,250	0.68	(s)	0.67	(s)	2.67		116.62	(g)
(13.27)	87,627	0.69	(s)	0.68	(s)	2.69		129.77	(g)

(0.99)%	$355,337	0.59	%(c)	0.56	%(c)	2.80	%(c)	14.99%
3.58	401,711	0.61		0.57		2.05		20.82
4.68	326,927	0.64		0.59		1.54		33.80
(2.20)	287,089	0.63		0.59		0.52		17.29
3.14	285,685	0.63		0.59		1.26		20.25
(8.33)	252,708	0.64		0.62		0.91		31.82

(0.40)%	$802,473	0.45	%(c)	0.45	%(c)	5.59	%(c)	10.02%
6.88	811,878	0.45		0.45		5.48		31.59
14.59	756,947	0.47		0.46		5.83		35.58
(1.36)	688,124	0.46		0.46		5.55		27.49
1.18	701,988	0.47		0.47		5.43		96.48
5.84	518,387	0.48		0.48		5.70		53.07

(1.92)%	$864,876	0.82	%(c)	0.75	%(c)	4.21	%(c)	20.73	%(g)
8.38	840,981	0.82		0.75		4.06		48.84
11.09	689,849	0.84		0.78		3.86		42.81
(2.22)	580,634	0.85		0.79		4.13		58.14	(g)
3.25	546,059	0.86		0.81		3.89		58.51	(g)
(1.58)	459,258	0.88		0.88		3.91		65.10	(g)

0.81%	$2,242,539	0.31	%(c) (v)	0.06	%(c) (v)	0.08	%(c) (u)	10.43%
11.98	2,307,470	0.31		0.06		1.75		16.58
6.58	2,202,834	0.31		0.07		1.73		23.64
(0.12)	2,219,466	0.31		0.08		1.43		13.53
5.56	2,367,127	0.32		0.16		1.29		56.83	(g) (h)
12.08	2,366,285	0.32		0.32		1.91		112.58	(g)

1.41%	$274,990	0.57	%(c) (v)	0.09	%(c) (v)	0.05	%(c) (u)	14.25%
14.87	277,213	0.57	(v)	0.09	(v)	1.68		22.05
7.79	250,399	0.58	(v)	0.09	(v)	1.69		25.59
(0.43)	249,413	0.58	(v)	0.08	(v)	1.47		15.36
5.15	266,409	0.62	(v)	0.23	(v)	1.13		39.50	(g) (h)
16.67	260,576	0.65		0.60		1.65		105.28	(g)

(c)  Computed on an annualized basis.

(d)  Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g)  Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(h)  Portfolio Turnover Rate excludes the impact of in kind transactions.

(s)  The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.68% and 0.65% respectively for the period ended June 30, 2018, 0.67% and 0.65% respectively for the period ended December 31, 2017, 0.64% and 0.64% respectively in 2016, 0.67% and 0.64% respectively in 2015, 0.67% and 0.65% respectively in 2014, and 0.67% and 0.65% respectively in 2013.

(u)  Net investment income is affected by the timing of dividend declaration by investee funds.

(v)  The ratios do not reflect the fund of fund’s proportionate share of income and expenses of the underlying investee funds.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as an affiliated fund of funds).

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2014 to 2017) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable. During 2017 and 2016, the Government Money Market Portfolio utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature

Notes to Financial Statements

Notes to Financial Statements (unaudited)

and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

F. New Accounting Pronouncements — In August 2016, the FASB issued an Accounting Standards Update (“ASU”) 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the statement of cash flows. The ASU has been adopted.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Note 3. Security Valuation

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

• Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

• Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

• Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

• Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

• Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

• Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

• Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

• Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

• Centrally cleared swaps are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 in the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate forward rate to produce the daily settlement price. These securities are categorized as Level 2 in the fair value hierarchy.

• Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

• Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2018 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period. The amounts of transfers between Levels 1 and 2 are disclosed in the Notes to Schedules of Investments for the Portfolio. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported

Notes to Financial Statements

Notes to Financial Statements (unaudited)

fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser, Northwestern Mutual in its capacity as fund administrator, and State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. For the period ended June 30, 2018, only the Multi Sector Bond Portfolio invested in loan participations and assignments.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. As of June 30, 2018, there were reverse repurchase agreements held in the Long -Term U.S. Government Bond Portfolio and the Multi-Sector Bond Portfolio.

K. Zero Strike Warrants – Certain Portfolios may invest in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the Portfolio to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent a Portfolio invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio

Notes to Financial Statements

Notes to Financial Statements (unaudited)

writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures – Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2018, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$31	Payables – Futures Variation Margin	$–
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	33	Payables – Foreign Currency Purchased	25
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	18	Payables – Futures Variation Margin	–
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	71	Payables – Foreign Currency Purchased	60
Index 600 Portfolio
Equity contracts	Receivables – Outstanding Swaps Contracts, at Value	43	Payables – Outstanding Swaps Contracts, at Value	–
International Growth Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	–	Payables – Foreign Currency Purchased	1
Research International Core Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	1	Payables – Foreign Currency Purchased	2
Emerging Markets Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	–	Payables – Foreign Currency Purchased	1
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	3	Payables – Futures Variation Margin	8

Notes to Financial Statements

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	$9	Payables – Futures Variation Margin	$–
Interest rate contracts	Receivables – Cleared Swap Variation Margin	8	Payables – Cleared Swap Variation Margin	1
Interest rate contracts	Receivables – Outstanding Options Written, at Value	–	Payables – Outstanding Options Written, at Value	5
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	57	Payables – Foreign Currency Purchased	–
Interest rate contracts	Receivables – Futures Variation Margin	2	Payables – Futures Variation Margin	8
Other contracts	Receivables – Cleared Swap Variation Margin	10	Payables – Cleared Swap Variation Margin	–
Other contracts	Receivables – Outstanding Swaps Contracts, at Value	1,741	Payables – Outstanding Swaps Contracts, at Value	3,067
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	22	Payables – Outstanding Swaps Contracts, at Value	1,053
Credit contracts	Receivables – Cleared Swap Variation Margin	15	Payables – Cleared Swap Variation Margin	100
Foreign exchange contracts	Receivables – Foreign Currency Sold	2,782	Payables – Foreign Currency Purchased	2,474
Interest rate contracts	Receivables – Outstanding Options Written, at Value	–	Payables – Outstanding Options Written, at Value	31
Interest rate contracts	Receivables – Futures Variation Margin	18	Payables – Futures Variation Margin	51
Interest rate contracts	Receivables – Cleared Swap Variation Margin	16	Payables – Cleared Swap Variation Margin	20
Balanced Portfolio
Equity contracts	Receivables – Futures Variation Margin	24	Payables – Futures Variation Margin	–
Asset Allocation Portfolio
Equity contracts	Receivables – Futures Variation Margin	4	Payables – Futures Variation Margin	–

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2018 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options / Options Written	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Core Portfolio
Foreign currency exchange contracts	$–	$–	$1	$–	$1
Index 500 Stock Portfolio
Equity contracts	–	2,074	–	–	2,074
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	218	–	218
Equity Income Portfolio
Foreign currency exchange contracts	–	–	5	–	5
Index 400 Stock Portfolio
Equity contracts	–	1,455	–	–	1,455
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	117	–	117
Index 600 Stock Portfolio
Equity contracts	–	–	–	994	994
International Growth Portfolio
Foreign currency exchange contracts	–	–	(113)	–	(113)
Research International Core Portfolio
Foreign currency exchange contracts	–	–	(413)	–	(413)
International Equity Portfolio
Foreign currency exchange contracts	–	–	(282)	–	(282)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(141)	–	(141)
Short-Term Bond Portfolio
Interest rate contracts	–	(327)	–	–	(327)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	18	(401)	–	(102)	(485)

Notes to Financial Statements

Notes to Financial Statements (unaudited)

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options / Options Written	Futures	Forward Currency Contracts	Swaps	Total
Inflation Protection Portfolio
Foreign currency exchange contracts	$–	$–	$23	$–	$23
Interest rate contracts	1,544	–	–	–	1,544
Other contracts	–	–	–	(244)	(244)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	(27)	(27)
Foreign currency exchange contracts	–	–	1,674	–	1,674
Interest rate contracts	354	(6,873)	–	(6)	(6,525)
Balanced Portfolio
Equity contracts	–	1,209	–	–	1,209
Asset Allocation Portfolio
Equity contracts	–	220	–	–	220

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2018 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options / Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$(1,138)	$–	$–	$(1,138)
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	199	–	199
Equity Income Portfolio
Foreign currency exchange contracts	–	–	(4)	–	(4)
Index 400 Stock Portfolio
Equity contracts	–	(580)	–	–	(580)
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	294	–	294
Index 600 Stock Portfolio
Equity Contracts	–	–	–	33	33
International Growth Portfolio
Foreign currency exchange contracts	–	–	(15)	–	(15)
Research International Core Portfolio
Foreign currency exchange contracts	–	–	(53)	–	(53)
International Equity Portfolio
Foreign currency exchange contracts	–	–	(141)	–	(141)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(18)	–	(18)
Short-Term Bond Portfolio
Interest rate contracts	–	124	–	–	124
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	3	274	–	593	870
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	133	–	133
Interest rate contracts	–	(674)	–	–	(674)
Other contracts	–	–	–	2,838	2,838
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	(3,448)	(3,448)
Foreign currency exchange contracts	–	–	3,295	–	3,295
Interest rate contracts	8	1,132	–	(370)	770
Balanced Portfolio
Equity contracts	–	(692)	–	–	(692)
Asset Allocation Portfolio
Equity contracts	–	(130)	–	–	(130)

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2018 are:

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps
Index 500 Stock Portfolio
Equity contracts	–	302	$–	$–
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	13,344	–
Index 400 Stock Portfolio
Equity contracts	–	95	–	–
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	18,085	–
Index 600 Stock Portfolio
Equity contracts	–	–	–	13,264
Short-Term Bond Portfolio
Interest rate contracts	–	285	–	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	19	232	–	21,710
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	3,184	–
Interest rate contracts	–	430	–	–
Other contracts	–	–	–	120,550
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	186,945
Foreign currency exchange contracts	–	–	493,705	–
Interest rate contracts	230	1,964	–	1,303,233
Balanced Portfolio
Equity contracts	–	144	–	–
Asset Allocation Portfolio
Equity contracts	–	28	–	–

Note 6. Portfolio Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that govern repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions, including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions, including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that govern certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counter-party would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2018, has been limited such that the net amount cannot be less than zero.

Large Company Value Portfolio

Offsetting of Financial Assets and Derivative Assets
		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$33	$–	$33
Financial Assets, Derivative Assets, and Collateral Held
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs International	$8	$(1)	$–	$7
Morgan Stanley Capital Services	25	(24)	$(1)	$–

Total	$33	$(25)	$(1)	$7

		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$25	$–	$25

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Goldman Sachs International	$1	$(1)	$–	$–
Morgan Stanley Capital Services	24	(24)	–	–

Total	$25	$(25)	$–	$–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Government Money Market Portfolio

Offsetting of Financial Assets and Derivative Assets
		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements		$139,000	$–	$139,000
Financial Assets, Derivative Assets, and Collateral Held
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of Nova Scotia	$9,000	$(9,000)	$–	$–
Bank of Montreal	5,000	(5,000)	–	–
BNP Paribas SA	20,000	(20,000)	–	–
Citigroup Global Markets	20,000	(20,000)	–	–
Credit Agricole SA	10,000	(10,000)	–	–
Goldman Sachs & Co.	10,000	(10,000)	–	–
HSBC Bank USA	12,000	(12,000)	–	–
Mitsubishi UFJ Securities USA	10,000	(10,000)	–	–
Mizuho Bank	10,000	(10,000)	–	–
Natixis SA	20,000	(20,000)	–	–
TD Securities USA	13,000	(13,000)	–	–

Total	$139,000	$(139,000)	$–	$–

Long-Term U.S. Government Bond Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Financing Transactions		$100,169	$–	$100,169
Options Written		5	–	5
Reverse Repurchase Agreements		11,913	–	11,913

Total		$112,086	$–	$112,086

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of Montreal	$10,608	$–	$(9,600)	$1,008
Goldman Sachs & Co.	100,174	(100,162)	(5)	7
JPMorgan	1,304	–	(1,290)	14

Total	$112,086	$(100,162)	$(10,895)	$1,029

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Inflation Protection Portfolio

Offsetting of Financial Assets and Derivative Assets
		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$57	$–	$57
Swaps		1,741		1,741

Total		$1,798	$–	$1,798

Financial Assets, Derivative Assets, and Collateral Held
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$189	$(189)	$–	$–
Barclays Bank PLC	4	(4)	–	–
Goldman Sachs International	1,548	–	(1,530)	18
Morgan Stanley Capital Services	57	–	–	57

Total	$1,798	$(193)	$(1,530)	$75

Offsetting of Financial Liabilities and Derivative Liabilities
		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swaps		$3,067	$–	$3,067

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$1,526	$(1,526)	$–	$–
Barclays Bank PLC	1,541	(1,333)	–	208

Total	$3,067	$(2,859)	$–	$208

Multi-Sector Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
	(i)	(ii)	(iii) = (i) - (ii)
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$112,000	$–	$112,000
Swaps	22	–	22
Foreign Currency	2,782	–	2,782

Total	$114,804	$–	$114,804

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Multi-Sector Bond Portfolio (continued)

Financial Assets, Derivative Assets, and Collateral Held
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Received
Bank of America, N.A.	$736	$(108)	$(628)	$–
Barclays Bank PLC	7	(7)	–	–
BNP Paribas SA	1,059	(473)	(550)	36
Goldman Sachs International	6	(6)	–	–
HSBC Bank USA	679	(679)	–	–
JPMorgan Chase Bank, N.A.	112,063	(112,063)	–	–
Royal Bank of Canada	118	–	(118)	–
Royal Bank of Scotland	13	(13)	–	–
UBS AG	123	(123)	–	–

Total	$114,804	$(113,472)	$(1,296)	$36

Offsetting of Financial Liabilities and Derivative Liabilities
		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Options Written		$31	$–	$31
Reverse Repurchase Agreements		2,009	–	2,009
Swaps		1,053	–	1,053
Foreign Currency		2,474	–	2,474

Total		$5,567	$–	$5,567

Financial Liabilities, Derivative Liabilities, and Collateral Pledged
	(iii)	(iv)		(v) = (iii) - (iv)
	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Cash Collateral Pledged
Bank of America, N.A.	$108	$(108)	$–	$–
Barclays Bank PLC	345	(345)	–	–
Barclays Capital, Inc.	1,465	(1,465)	–	–
BNP Paribas SA	473	(473)	–	–
Deutsche Bank	544	(544)	–	–
Goldman Sachs International	157	(157)	–	–
HSBC Bank USA	747	(747)	–	–
JPMorgan Chase Bank, N.A.	130	(130)	–	–
Morgan Stanley Capital Services	5	–	–	5
Royal Bank of Scotland	242	(13)	–	229
UBS AG	1,351	(123)	–	1,228

Total	$5,567	$(4,105)	$–	$1,462

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Note 7. Investment Advisory, Sub-Advisory, and Compliance Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

Notes to Financial Statements

Notes to Financial Statements (unaudited)

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2019
Large Cap Blend Portfolio	0.85%	April 30, 2019
Large Company Value Portfolio	0.80%	April 30, 2019
Domestic Equity Portfolio	0.75%	April 30, 2019
Equity Income Portfolio	0.75%	April 30, 2019
Mid Cap Value Portfolio	1.00%	April 30, 2019
Index 600 Stock Portfolio	0.35%	April 30, 2019
Small Cap Value Portfolio	1.00%	April 30, 2019
International Growth Portfolio	1.10%	April 30, 2019
Research International Core Portfolio	1.15%	April 30, 2019
Emerging Markets Equity Portfolio	1.50%	April 30, 2019
Short-Term Bond Portfolio	0.45%	April 30, 2019
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2019
Inflation Protection Portfolio	0.65%	April 30, 2019
Multi-Sector Bond Portfolio	0.90%	April 30, 2019
Asset Allocation Portfolio	0.75%	April 30, 2019

Growth Stock Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.38% on average net assets in excess of $500 million. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, 0.38% on the next $500 million, and 0.36% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Large Cap Core Stock Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.35% on average net assets in excess of $500 million. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Domestic Equity Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, and 0.47% on the average net assets in excess of $500 million. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.47% on the next $500 million, and 0.45% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Equity Income Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.63% on the Portfolio’s first $500 million of average net assets, 0.55% on

Notes to Financial Statements

Notes to Financial Statements (unaudited)

the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.62% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Mid Cap Growth Stock Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.48% on average net assets in excess of $1 billion. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Mid Cap Value Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.70% on the next $350 million, and 0.67% on the average net assets in excess of $500 million. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.69% on the next $350 million, and 0.66% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2018.

International Growth Portfolio – Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% of the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% of the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

International Equity Portfolio – For the period from January 1, 2018 through April 30, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.77% on the Portfolio’s first $50 million of average net assets, 0.57% on the next $450 million, 0.54% on the next $500 million, 0.47% on the next $500 million, and 0.42% on the average net assets in excess of $1.5 billion. Effective May 1, 2018, MSA has agreed to waive a portion of its management fee such that the management fee is 0.77% on the Portfolio’s first $50 million of average net assets, 0.57% on the next $450 million, 0.54% on the next $500 million, 0.47% on the next $500 million, and 0.41% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Emerging Markets Equity Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee is 1.01% on the Portfolio’s first $250 million of average net assets, 0.93% on the next $250 million, 0.91% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019. In addition, MSA has voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% on the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.67% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2019.

Waivers are not recoupable in future periods.

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, corporate actions, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies, corporate actions and paydowns on structured product investments.

Notes to Financial Statements

Notes to Financial Statements (unaudited)

A summary of the Portfolios’ capital loss carryovers as of December 31, 2017 is provided below:

	Short-Term Loss Carryover	Long-Term Loss Carryover	Losses Utilized	Losses Expired
	(Amounts in thousands)
Large Cap Core Stock Portfolio	$–	$–	$837	$–
Mid Cap Growth Stock Portfolio	–	–	16,965	–
International Growth Portfolio	16,110	2,426	–	7,111
Research International Core Portfolio	–	5,832	10,894	–
International Equity Portfolio	13,732	8,138	44,876	–
Emerging Markets Equity Portfolio	–	17,231	28,060	–
Short-Term Bond Portfolio	1,179	1,246	–	–
Select Bond Portfolio	2,235	414	–	–
Inflation Protection Portfolio	725	1,132	–	–
High Yield Bond Portfolio	–	4,975	5,331	19,925
Multi-Sector Bond Portfolio	13,094	–	6,249	–

Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2017 was as follows:

	2017 DistributionsPaid From:
Portfolio	Ordinary Income	Long-term Capital Gain

	(Amounts in thousands)
Growth Stock Portfolio	$7,919	$41,619
Focused Appreciation Portfolio	7,447	15,000
Large Cap Core Stock Portfolio	9,903	—
Large Cap Blend Portfolio	1,572	8,161
Index 500 Stock Portfolio	53,611	29,420
Large Company Value Portfolio	6,519	5,231
Domestic Equity Portfolio	16,927	13,986
Equity Income Portfolio	19,168	36,605
Mid Cap Growth Stock Portfolio	2,583	—
Index 400 Stock Portfolio	9,365	47,364
Mid Cap Value Portfolio	11,745	15,266
Small Cap Growth Stock Portfolio	625	6,457
Index 600 Stock Portfolio	5,210	5,517
Small Cap Value Portfolio	4,984	33,520
International Growth Portfolio	8,203	—
Research International Core Portfolio	9,827	—
International Equity Portfolio	42,550	—
Emerging Markets Equity Portfolio	5,748	—
Government Money Market Portfolio	2,770	5
Short-Term Bond Portfolio	3,730	—
Select Bond Portfolio	98,769	—
Long-Term U.S. Government Bond Portfolio	4,589	1,984
Inflation Protection Portfolio	3,414	—
High Yield Bond Portfolio	43,155	—
Multi-Sector Bond Portfolio	30,040	—
Balanced Portfolio	56,193	76,318
Asset Allocation Portfolio	6,212	10,741

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$19,285	$92,900	$–	$215,852
Focused Appreciation Portfolio	6,290	24,536	–	255,073
Large Cap Core Stock Portfolio	13,132	162,866	–	49,974
Large Cap Blend Portfolio	1,436	7,945	–	42,762
Index 500 Stock Portfolio	56,053	28,215	–	1,710,942
Large Company Value Portfolio	6,624	11,246	–	18,729
Domestic Equity Portfolio	16,392	26,745	–	233,858

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Equity Income Portfolio	$18,673	$58,411	$–	$164,096
Mid Cap Growth Stock Portfolio	49,554	135,034	–	47,978
Index 400 Stock Portfolio	11,288	57,309	–	260,802
Mid Cap Value Portfolio	14,596	43,616	–	68,739
Small Cap Growth Stock Portfolio	6,699	44,317	–	157,467
Index 600 Stock Portfolio	5,864	7,520	–	44,836
Small Cap Value Portfolio	4,946	45,060	–	229,373
International Growth Portfolio	9,449	–	(18,536)	135,731
Research International Core Portfolio	10,585	–	(5,832)	112,138
International Equity Portfolio	45,977	–	(21,870)	328,607
Emerging Markets Equity Portfolio	9,192	–	(17,231)	109,096
Short-Term Bond Portfolio	4,647	–	(2,426)	(519)
Select Bond Portfolio	67,892	–	(2,649)	(14,575)
Long-Term U.S. Government Bond Portfolio	4,123	671	–	(5,323)
Inflation Protection Portfolio	7,026	–	(1,857)	647
High Yield Bond Portfolio	43,280	–	(4,975)	12,222
Multi-Sector Bond Portfolio	26,934	–	(13,094)	23,773
Balanced Portfolio	55,332	46,465	–	171,824
Asset Allocation Portfolio	6,104	6,578	–	27,315

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued and are included in Unaffiliated Dividends on the Statement of Operations.

Voluntary reimbursements for the periods ended June 30, 2018 and December 31, 2017 are summarized below:

Portfolio	2018 Reimbursements	2017 Reimbursements
International Growth Portfolio	$894,063	$972,733
Research International Core Portfolio	881,900	1,277,132
International Equity Portfolio	3,114,474	3,938,457
Emerging Markets Equity Portfolio	1,043,017	991,056

Note 10. Guarantees

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Investment Income and Securities Transactions

For the period ended June 30, 2018, transactions in securities other than short term investments were:

Portfolio	Non U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Growth Stock Portfolio	$207,230	$–	$248,343	$–
Focused Appreciation Portfolio	65,245	–	105,440	–
Large Cap Core Stock Portfolio	222,521	–	240,657	–
Large Cap Blend Portfolio	21,511	–	24,670	–
Index 500 Stock Portfolio	57,074	–	56,519	–
Large Company Value Portfolio	61,844	–	69,427	–
Domestic Equity Portfolio	55,111	–	65,399	–
Equity Income Portfolio	75,001	–	101,414	–
Mid Cap Growth Stock Portfolio	179,389	–	235,818	–
Index 400 Stock Portfolio	94,359	–	93,817	–
Mid Cap Value Portfolio	149,858	–	174,586	–
Small Cap Growth Stock Portfolio	195,147	–	226,595	–
Index 600 Stock Portfolio	61,192	–	48,814	–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

Portfolio	Non U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Small Cap Value Portfolio	$86,200	$–	$128,683	$–
International Growth Portfolio	141,890	–	137,692	–
Research International Core Portfolio	104,259	–	99,287	–
International Equity Portfolio	241,687	–	244,687	–
Emerging Markets Equity Portfolio	76,073	–	67,417	–
Short-Term Bond Portfolio	83,180	6,694	57,015	12,569
Select Bond Portfolio	1,659,554	2,827,133	1,254,635	2,905,122
Long-Term U.S. Government Bond Portfolio	403	28,466	202	48,657
Inflation Protection Portfolio	23,048	29,794	26,244	43,736
High Yield Bond Portfolio	93,685	–	77,259	–
Multi-Sector Bond Portfolio	164,199	–	210,220	–
Balanced Portfolio	223,242	–	328,289	–
Asset Allocation Portfolio	37,264	–	47,731	–

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2018 are as follows:

Portfolio	Value at 12/31/2017	Purchases	Sales	Value at 6/30/2018	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2018
			(Amounts in thousands)
Balanced:
Growth Stock	$151,087	$–	$11,800	$154,246	$12,793	$2,166	$–	$–	15.2%
Focused Appreciation	75,676	–	4,600	73,952	1,815	1,061	–	–	7.9%
Large Cap Core Stock	75,636	–	4,800	72,483	440	1,206	–	–	12.4%
Large Cap Blend	75,787	–	5,400	71,969	339	1,243	–	–	42.5%
Large Company Value	75,686	–	4,100	70,581	(1,402)	397	–	–	37.0%
Domestic Equity	75,695	–	6,850	70,084	(1,153)	2,391	–	–	8.6%
Equity Income	75,677	–	4,500	70,997	(1,093)	914	–	–	8.8%
Mid Cap Growth Stock	111,510	–	19,750	99,567	7,805	2	–	–	8.9%
Mid Cap Value	113,530	–	19,750	93,497	(4,144)	3,862	–	–	17.5%
Small Cap Growth Stock	37,601	–	17,250	22,647	(1,888)	4,184	–	–	3.5%
Small Cap Value	50,129	–	17,250	33,741	(1,041)	1,903	–	–	5.2%
International Growth	53,067	–	12,300	40,751	(2,365)	2,349	–	–	6.0%
Research International Core	125,619	–	19,600	104,994	(7,298)	6,273	–	–	16.4%
International Equity	51,900	–	12,300	38,518	(3,694)	2,611	–	–	2.1%
Emerging Markets Equity	13,467	–	11,100	1,764	(1,706)	1,103	–	–	0.3%
Select Bond	790,177	114,500	14,500	876,962	(12,775)	(440)	–	–	28.9%
Inflation Protection	45,885	–	45,030	–	(723)	(133)	–	–	0.0%
High Yield Bond	139,300	–	–	138,739	(560)	–	–	–	17.3%

	$2,137,429	$114,500	$230,880	$2,035,492	$(16,650)	$31,092	$–	$–

Asset Allocation:
Growth Stock	$22,019	$–	$1,307	$22,927	$1,962	$252	$–	$–	2.3%
Focused Appreciation	11,034	–	605	10,852	278	145	–	–	1.2%
Large Cap Core Stock	12,405	–	540	12,127	129	134	–	–	2.1%
Large Cap Blend	12,428	–	635	12,043	109	142	–	–	7.1%
Large Company Value	11,030	–	394	10,487	(191)	42	–	–	5.5%
Domestic Equity	11,027	–	775	10,422	(99)	269	–	–	1.3%
Equity Income	11,030	–	430	10,562	(123)	85	–	–	1.3%
Mid Cap Growth Stock	16,133	–	2,750	14,492	1,131	(22)	–	–	1.3%
Mid Cap Value	16,348	–	2,750	13,518	(588)	507	–	–	2.5%
Small Cap Growth Stock	7,444	–	2,550	5,396	(168)	670	–	–	0.8%
Small Cap Value	9,237	–	2,550	6,878	(151)	342	–	–	1.1%
International Growth	9,716	–	1,650	8,047	(332)	313	–	–	1.2%
Research International Core	20,881	–	2,615	18,072	(1,027)	832	–	–	2.8%
International Equity	9,544	–	1,650	7,667	(572)	346	–	–	0.4%
Emerging Markets Equity	5,314	–	4,750	433	(567)	437	–	–	0.1%
Select Bond	43,628		2,000	60,838	(679)	(60)	–	–	2.0%
Inflation Protection	5,607	–	5,501	–	(87)	(19)	–	–	0.0%
High Yield Bond	22,290	–	–	22,201	(91)	–	–	–	2.8%

	$257,115	$19,950	$33,452	$246,962	$(1,066)	$4,415	$–	$–

Notes to Financial Statements

Notes to Financial Statements (unaudited)

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2018, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases
Large Cap Core Portfolio	$2,543
Large Company Value Portfolio	1,025
Mid Cap Growth Stock Portfolio	315
Mid Cap Value Portfolio	1,367
Small Cap Growth Portfolio	762
Small Cap Value Portfolio	305
International Growth Portfolio	5,066
Research International Core Portfolio	262
High Yield Bond Portfolio	5,985

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gains (Losses) on Sales
Large Cap Core Portfolio	$910	$(102)
Large Company Value Portfolio	883	(19)
Mid Cap Value Portfolio	2,681	379
Small Cap Growth Portfolio	4,497	1,659
Small Cap Value Portfolio	472	(218)
International Growth Portfolio	16,482	716
Research International Core Portfolio	1,309	374

Note 12. Litigation

The Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in two lawsuits relating to their receipt of proceeds from the 2007 Tribune Co. leveraged buy-out (“Tribune LBO”) transaction. One lawsuit, filed in a U.S. Bankruptcy Court by a group of unsecured creditors, asserts that the directors and officers of Tribune Co. intentionally defrauded Tribune creditors because Tribune was either insolvent or rendered insolvent by the transactions. Counsel for the Series Fund and other institutional defendants filed a motion to dismiss the intentional fraudulent transfer case in the Southern District of New York and the district court judge granted the motion to dismiss without leave to amend. The trustee’s counsel has filed a motion to certify the dismissal for appeal to the U.S. Court of Appeals for the Second Circuit. The other set of lawsuits, filed by a group of secured creditors in various U.S. federal courts, asserts that the transfer of proceeds to the above-noted Portfolios (and other shareholders) as part of the Tribune LBO were constructively fraudulent. Following the grant of a motion to dismiss the secured creditors’ constructive fraud claim by the District Court, the affirmation of that dismissal by the U.S. Court of Appeals for the Second Circuit, followed by a denial of a motion for reconsideration, the Plaintiffs requested review of the decision by the U.S. Supreme Court. The case subsequently was remanded to the U.S. Court of Appeals for the Second Circuit for consideration of the impact of the U.S. Supreme Court’s decision in another case that presented a common legal issue. The lawsuits allege no misconduct by the Portfolios or management, and management intends to vigorously defend all claims and allegations. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction, plus interest and attorneys’ fees and expenses. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2018, were: Index 500 Stock Portfolio $977,000 (0.03% of net assets); Small Cap Value Portfolio $618,000 (0.09% of net assets); and Equity Income Portfolio $2,873,000 (0.36% of net assets). Management has not concluded that a loss is reasonably likely to occur, and therefore no loss accrual has been recorded.

In 2016, the Series Fund was a participant in an appraisal action relating to the share of Dell, Inc. (“Dell”) held by the Equity Income Portfolio. In consultation with T. Rowe Price Associates, Inc. (“T. Rowe Price”), the sub-adviser for the Equity Income Portfolio, the Equity Income Portfolio declined to receive consideration of $13.75 per share, plus a special dividend of $0.13 per share, in connection with a going private transaction approved by Dell shareholders in September 2013. Instead, the Portfolio was seeking an appraisal of the fair value of its Dell shares in the Delaware Chancery Court. Ultimately, the Chancery Court issued a finding that the correct value of the Dell shares at the time of the merger was $17.62 per share, or $3.87 over the merger price of $13.75. However, due to an inadvertent error in the voting process by T. Rowe Price, the Equity Income Portfolio lost the right to seek appraisal and benefit from the higher share valuation as determined by the Court, and was therefore only entitled to receive the consideration offered by Dell.

T. Rowe Price subsequently informed the Series Fund that they intended to reimburse the Equity Income Portfolio by an amount designed to put the Portfolio in the same position it would have been in had its valuation rights not been lost due to the voting error, and payment to the Portfolio was made in the amount of $2,084,801.77. The Series Fund received the merger share price for the Dell Shares held by the Portfolio. Pursuant to the settlement agreement with T. Rowe Price, the Equity Income Portfolio is required to repay T. Rowe Price if the valuation decision is reversed or reduced on appeal. On December 14, 2017, the Delaware Supreme Court issued an opinion reversing the trial court’s judgment and remanding the case to the trial court for further proceedings. Although it is not clear how the trial court will eventually rule or what the ultimate

Notes to Financial Statements

Notes to Financial Statements (unaudited)

valuation would be, the Supreme Court’s opinion suggested that the trial court’s valuation of $17.62 would be reduced. Based upon the Supreme Court’s opinion and an assessment of the projected reduction in the per share value anticipated in connection with the Chancery Court’s reconsideration, an updated contingent liability has been recorded for $1,312,190 (the estimated amount of the reduction in value).

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2018

At its February 21, 2018 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 21, 2018 meeting, the Board, including the Independent Directors, unanimously approved the continuance of an Amended and Restated Investment Sub-Advisory Agreement between (1) Mason Street Advisors and BNY Mellon Asset Management North America Corporation (“BNY Mellon”) relating to the Series Fund’s Growth Stock Portfolio, and between (2) Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock Portfolio.

At its June 6, 2018 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, (4) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“FMI”) relating to the Series Fund’s Large Cap Blend Portfolio, and (5) an Investment Sub-Advisory Agreement between Mason Street Advisors and Aberdeen Asset Managers Limited (“Aberdeen”) relating to the Series Fund’s Emerging Markets Equity Portfolio. BNY Mellon, Wellington, MFS, FIAM, Templeton, FMI and Aberdeen are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with the Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review of the Advisory Agreement and Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement Between the Series Fund and Mason Street Advisors

At its February 21, 2018 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting contained Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Morningstar Associates, LLC (“Morningstar Report”) for each of the Portfolios. The Morningstar Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a Morningstar peer group for each Portfolio as selected by Morningstar based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. The Morningstar Report included an executive summary of the performance and expense information compiled by Morningstar to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 21, 2018 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered their knowledge of the nature and quality of the services provided by Mason Street Advisors acquired from serving as directors throughout the year, and the performance of each Portfolio over various time periods as presented at the meeting and at each of the quarterly meetings prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors, including investment management and administrative services and services in connection with the oversight and evaluation of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors commented specifically on the nature of the administrative services, including the shift in services related to fund accounting to the Portfolios’ custodian, provided by Mason Street Advisors and its affiliates as part of the Advisory Agreement, noting that they considered the volume and quality of such services to be high, particularly in relation to the fees charged under the Advisory Agreement. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, within the context of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel associated with the Portfolios.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Investment Performance. The Morningstar Report assisted the Board in its evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance and risk-adjusted performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods; (ii) the Morningstar and Lipper overall ratings for each Portfolio; and (iii) the Morningstar and Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices. They viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Morningstar regarding each Portfolio’s net returns versus net expenses relative to each Portfolio’s category for the five-year period ended December 31, 2017. The directors reviewed and considered the five Portfolios that placed in the fourth quartile, and discussed the steps that had already had been taken to improve the performance returns of four of these Portfolios, (the Emerging Markets Equity, International Growth, Large Cap Core, and Mid Cap Growth Portfolios), which included the relatively recent appointment of new sub-advisers with respect to three of the Portfolios. The directors noted that the fifth Portfolio was the Growth Stock Portfolio, observing that there had been significant attention focused on performance improvement plans at the February 21, 2018 meeting.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, the Sub-Advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance.

The directors considered the performance returns of the Portfolios, which indicated that 9 of the 27 Portfolios were ranked in the first quartile of their respective Morningstar category groups for the one-year period ended December 31, 2017, that 9 of the 27 Portfolios were ranked in the first or second quartile for each of the one-, three- and five-year periods ended December 31, 2017, and that 17 of the 27 Portfolios were ranked in the first or second quartile for the five-year period ended December 31, 2017. The directors took into consideration information provided by Mason Street Advisors with respect to performance results for the Portfolios that ranked in Morningstar’s third and fourth quartiles, and the steps being taken by Mason Street Advisors to address performance concerns.

Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance concerns, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time and that, with respect to those Portfolios that had ranked in Morningstar’s third and fourth quartiles over various periods, the performance was being sufficiently monitored and appropriate actions had been taken or were being considered.

Management Fees and Other Expenses. The Morningstar Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Morningstar Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting and audit expenses. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under the agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often result under a typical investment management contract, and concluded that as a result of these additional services, a comparison of Mason Street Advisors’ management fees to Morningstar averages might not provide a complete frame of reference.

The directors considered information made available regarding compensation paid to Mason Street Advisors by other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, differences in the investment objectives and policies of these other clients and, moreover, the affiliated nature of the other relationships. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in assessing the advisory fees charged under the Advisory Agreement.

The directors also evaluated each Portfolio’s total operating expenses over various periods. Commenting favorably on the strong expense controls in place for the Portfolios, the directors observed that all of the Portfolios were ranked in Morningstar’s first or second quartile (meaning lowest expenses) for total expenses within their respective category groups at December 31, 2017, with 23 of the Portfolios ranking in the first quartile. The directors also considered the savings that had been achieved by the recent change in the Portfolios’ custodian, and the resulting favorable impact on certain Portfolios’ expense rankings.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the expense waivers and fee caps that were in place) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses, which had remained consistent with prior years. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Morningstar category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ decision for the upcoming year to increase fee waivers with respect to six Portfolios, to reduce the fee waivers with respect to two Portfolios, and maintain all other existing fee waivers and expense caps at their current level for an additional one-year period. The directors also considered the impact to Mason Street Advisors’ profitability of the recent change in the model for the delivery of fund accounting services to the Series Fund.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain mutual fund programs offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and mutual fund programs maintained by the brokerage affiliate of Mason Street Advisors.

The directors also considered that the assets of certain of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs. The Board also considered the fund of funds model employed by the Asset Allocation and Balanced Portfolios in connection with their operation as funds of funds in consideration for these reduced advisory fees.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for 20 of the 27 Portfolios that have breakpoints and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Morningstar or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors had agreed to increase fee waivers with respect to six of the Portfolios and reduce waivers with respect to two of the Portfolios. The directors also discussed the importance of continuing to achieve economies of scale by, among other things, seeking to increase assets in the Portfolios. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its February 21, 2018 and June 6, 2018 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on expenses, performance, brokerage commissions, portfolio turnover, style consistency and other factors with respect to each of the Sub-Advised Portfolios, as well as an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered firm updates given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with certain of the Sub-Advisers.

With respect to the Sub-Advisory Agreements reviewed in February, the directors took into consideration a recent internal reorganization involving BNY Mellon, resulting in the merger of two affiliated investment advisers, and the steps that were

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

being taken to retain personnel in light of the merger, and evaluated whether the internal reorganization was likely to materially impact services being provided to the Growth Stock Portfolio. The directors viewed favorably the presentation provided by Wellington and expressed confidence in Wellington’s portfolio manager for the Small Cap Growth Portfolio.

With respect to the Sub-Advisory Agreements considered for continuance in June, the directors considered the investment strategy employed by MFS for the Research International Core Portfolio, and commented favorably on the increased stability in, and succession planning for, the sector lead positions. The directors noted positively the continued involvement of the firm’s global director of research in directing the work of the investment analysts and focusing on improving performance. With respect to FIAM, the directors considered certain leadership changes to the firm’s equity division, and the potential impact on the firm’s ability to provide services to the International Growth Portfolio. The directors commented favorably on the presentation provided by FIAM regarding the positioning of the International Growth Portfolio in light of market developments. The directors also commented favorably on FIAM’s consistent investment approach, and expressed continued confidence in FIAM’s sub-advisory services. With respect to the International Equity Portfolio, the directors considered the new duties assumed by the portfolio manager and the balancing of the manager’s existing responsibilities. The directors also considered whether the recent acquisition by Templeton’s parent company of another asset management firm would be impactful to the services provided by Templeton to the International Equity Portfolio. The directors concluded that Templeton would continue to operate autonomously and that no significant changes to the investment process employed for the Portfolio would be occurring. With respect to FMI, the directors recognized the strong growth in assets under management experienced by the firm over the prior decade. The directors considered FMI’s plans to transition ownership of the firm and its ongoing commitment to independent ownership. The directors commented favorably on the succession plan in place dealing with the firm’s key investment personnel, particularly as it addressed the firm’s chief investment officer. The directors observed that FMI had continued to manage the Large Cap Blend Portfolio in a manner that was consistent with the Portfolio’s articulated investment strategy. With respect to the Emerging Markets Equity Portfolio, the directors considered the August 2017 merger of Aberdeen’s parent company with Standard Life plc and concluded that the merger had not reduced or changed the nature or quality of the services provided by Aberdeen to the Emerging Markets Equity Portfolio. The directors observed that the merger had not resulted in changes to the lead portfolio manager or the portfolio management team for the Portfolio, or the investment process utilized by Aberdeen in managing the Portfolio. The directors noted the benefit to the Portfolio of enhanced supporting resources provided in connection with the merger, which resulted in the acquisition of a new director of research.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance and risk-adjusted performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar and Lipper overall ratings for each Sub-Advised Portfolio and (iii) the Morningstar and Lipper rankings for the one-, three-, and five-year periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

The directors discussed at length the investment strategy being employed by BNY Mellon for the Growth Stock Portfolio and considered the investment policy and portfolio construction process changes planned for the Growth Portfolio in order to address the Portfolio’s underperformance. The directors also considered changes made to analyst coverage in the Technology sector and the addition of new Health Care sector analysts by the sub-adviser, BNY Mellon. The directors considered that previous analyst changes made by the firm had aided sector-based performance. The directors concluded that the core features

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

of the BNY Mellon’s investment process remained consistent. While acknowledging that the short-term performance for the Small Cap Growth Stock Portfolio had lagged, the directors commented positively on the continued strong performance of the Portfolio achieved by Wellington for the three-year, five-year and since inception periods ended December 31, 2017.

With respect to the Research International Core Portfolio managed by MFS, the directors noted the improved year-to-date and one-year performance returns. With respect to the International Growth Portfolio, the directors viewed favorably FIAM’s success in taking advantage of market dislocations. The directors commented favorably on Portfolio performance during FIAM’s tenure as sub-adviser, observing that the Portfolio had achieved modest outperformance and that its performance returns were in the middle of its peer group on a comparative basis. With respect to the International Equity Portfolio, the directors considered that the Portfolio was in the top quartile for peer performance and had outperformed its benchmark for the quarter ended March 31, 2018. With respect to the Portfolio’s longer-term performance, the directors acknowledged that it had been a difficult market for value managers, and expressed confidence in Templeton’s ability to continue to perform well over a full market cycle. With respect to the Large Cap Blend Portfolio, the directors noted that the defensive positioning of the Portfolio had resulted in performance slightly under that of its benchmark index, but considered that the performance achieved by FMI was consistent with the Portfolio’s stated investment style, which was designed to provide downside protection. With regard to the Emerging Markets Equity Portfolio, the directors noted that it was somewhat premature to assess the Portfolio’s performance given Aberdeen’s recent appointment as a sub-adviser. With respect to the Portfolio’s near-term underperformance, the directors considered the portfolio manager’s rationale for underweighting certain components of the Portfolio’s benchmark index. The directors commented favorably on Aberdeen’s commitment to its strategy and the consistency in the firm’s investment process despite performance challenges. The directors concluded that they remained confident in Aberdeen’s sub-advisory services and the positioning of the Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios, and the steps being taken with respect to the Growth Portfolio to address performance concerns.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

As part of their evaluation, the directors reviewed an independent analysis prepared by Morningstar of comparative expense data for each Sub-Advised Portfolio. Morningstar provided data as of December 31, 2017 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds underlying variable insurance products, as well as a universe of funds underlying variable insurance products across each fund’s investment classification and objective, each as selected by Morningstar. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that all of the Sub-Advised Portfolios were in the first or second Morningstar quartiles (meaning lowest) for total expenses associated with their respective category groups for the period ended December 31, 2017, and that six of the seven Sub-Advised Portfolios at issue were ranked in Morningstar’s first quartile for total expenses for the same period.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios and the expense caps and waivers that were in place or were being implemented.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the ranking of each Sub-Advised Portfolio within the Portfolio’s respective Morningstar category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. In all instances, including those where profitability information had not been provided, the directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain mutual fund programs offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and mutual fund programs maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, Research International Core and Emerging Markets Equity Portfolios, and the fee waiver arrangements in place with respect to the Growth Stock, International Growth, Research International Core, International Equity and Emerging Markets Equity Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters they deemed relevant.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Conclusions of the Directors

Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 21, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 21, 2018

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: August 21, 2018